UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Item 1.	Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (73.4%)
3M Co. (Miscellaneous Manufacturing)	3,712	$213,811
Abbott Laboratories (Pharmaceuticals)	8,294	347,104
Abercrombie & Fitch Co. - Class A (Retail)	464	12,556
Adobe Systems, Inc.* (Software)	2,813	76,936
Advanced Micro Devices, Inc.* (Semiconductors)	3,016	10,888
Aetna, Inc. (Healthcare - Services)	2,436	53,616
Affiliated Computer Services, Inc. - Class A* (Computers)	522	25,254
AFLAC, Inc. (Insurance)	2,523	72,889
Agilent Technologies, Inc.* (Electronics)	1,885	34,420
Air Products & Chemicals, Inc. (Chemicals)	1,131	74,533
AK Steel Holding Corp. (Iron/Steel)	609	7,923
Akamai Technologies, Inc.* (Internet)	928	20,435
Alcoa, Inc. (Mining)	5,104	46,293
Allegheny Energy, Inc. (Electric)	899	23,302
Allegheny Technologies, Inc. (Iron/Steel)	522	17,085
Allergan, Inc. (Pharmaceuticals)	1,653	77,129
Allstate Corp. (Insurance)	2,871	66,980
Altera Corp. (Semiconductors)	1,566	25,541
Altria Group, Inc. (Agriculture)	11,078	180,904
Amazon.com, Inc.* (Internet)	1,711	137,770
Ameren Corp. (Electric)	1,131	26,036
American Electric Power, Inc. (Electric)	2,465	65,027
American Express Co. (Diversified Financial Services)	6,293	158,709
American International Group, Inc. (Insurance)	14,442	19,930
American Tower Corp.* (Telecommunications)	2,117	67,236
Ameriprise Financial, Inc. (Diversified Financial Services)	1,160	30,566
AmerisourceBergen Corp. (Pharmaceuticals)	812	27,316
Amgen, Inc.* (Biotechnology)	5,539	268,475
Amphenol Corp. - Class A (Electronics)	928	31,404
Anadarko Petroleum Corp. (Oil & Gas)	2,465	106,143
Analog Devices, Inc. (Semiconductors)	1,566	33,324
AON Corp. (Insurance)	1,479	62,414
Apache Corp. (Oil & Gas)	1,798	131,002
Apartment Investment and Management Co. - Class A (REIT)	638	4,657
Apollo Group, Inc. - Class A* (Commercial Services)	580	36,511
Apple Computer, Inc.* (Computers)	4,785	602,097
Applied Materials, Inc. (Semiconductors)	7,134	87,106
Archer-Daniels-Midland Co. (Agriculture)	3,451	84,964
Assurant, Inc. (Insurance)	638	15,593
AT&T, Inc. (Telecommunications)	31,639	810,591
Autodesk, Inc.* (Software)	1,218	24,287
Automatic Data Processing, Inc. (Software)	2,697	94,934
AutoNation, Inc.* (Retail)	580	10,272
AutoZone, Inc.* (Retail)	203	33,777
Avalonbay Communities, Inc. (REIT)	435	24,712
Avery Dennison Corp. (Household Products/Wares)	609	17,503
Avon Products, Inc. (Cosmetics/Personal Care)	2,291	52,143
Baker Hughes, Inc. (Oil & Gas Services)	1,653	58,814
Ball Corp. (Packaging & Containers)	493	18,596
Bank of America Corp. (Banks)	34,365	306,879
Bank of New York Mellon Corp. (Banks)	6,177	157,390
Bard (C.R.), Inc. (Healthcare - Products)	522	37,391
Baxter International, Inc. (Healthcare - Products)	3,306	160,341
BB&T Corp. (Banks)	3,016	70,393
Becton, Dickinson & Co. (Healthcare - Products)	1,276	77,172
Bed Bath & Beyond, Inc.* (Retail)	1,392	42,345
Bemis Co., Inc. (Packaging & Containers)	522	12,549
Best Buy Co., Inc. (Retail)	1,827	70,120
Big Lots, Inc.* (Retail)	435	12,023
Biogen Idec, Inc.* (Biotechnology)	1,595	77,102
BJ Services Co. (Oil & Gas Services)	1,566	21,752
Black & Decker Corp. (Hand/Machine Tools)	319	12,856
BMC Software, Inc.* (Software)	986	34,185
Boeing Co. (Aerospace/Defense)	3,886	155,634
Boston Properties, Inc. (REIT)	638	31,530
Boston Scientific Corp.* (Healthcare - Products)	8,062	67,801
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,614	203,789
Broadcom Corp. - Class A* (Semiconductors)	2,291	53,128
Brown-Forman Corp. (Beverages)	522	24,273
Burlington Northern Santa Fe Corp. (Transportation)	1,508	101,760
C.H. Robinson Worldwide, Inc. (Transportation)	928	49,332
CA, Inc. (Software)	2,117	36,518
Cabot Oil & Gas Corp. (Oil & Gas)	551	16,635
Cameron International Corp.* (Oil & Gas Services)	1,160	29,673
Campbell Soup Co. (Food)	1,102	28,343
Capital One Financial Corp. (Diversified Financial Services)	2,117	35,439
Cardinal Health, Inc. (Pharmaceuticals)	1,943	65,654
Carnival Corp. - Class A (Leisure Time)	2,349	63,141
Caterpillar, Inc. (Machinery - Construction & Mining)	3,219	114,532
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,218	9,135
CBS Corp. - Class B (Media)	3,654	25,724
Celgene Corp.* (Biotechnology)	2,465	105,305
CenterPoint Energy, Inc. (Electric)	1,856	19,748
Centex Corp. (Home Builders)	667	7,297
CenturyTel, Inc. (Telecommunications)	551	14,960

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Cephalon, Inc.* (Pharmaceuticals)	377	$24,735
CF Industries Holdings, Inc. (Chemicals)	261	18,805
Chesapeake Energy Corp. (Oil & Gas)	3,016	59,445
ChevronTexaco Corp. (Oil & Gas)	10,759	711,170
Chubb Corp. (Insurance)	1,885	73,421
Ciena Corp.* (Telecommunications)	493	5,891
CIGNA Corp. (Insurance)	1,450	28,580
Cincinnati Financial Corp. (Insurance)	870	20,837
Cintas Corp. (Textiles)	696	17,859
Cisco Systems, Inc.* (Telecommunications)	31,320	605,102
CIT Group, Inc. (Diversified Financial Services)	2,088	4,635
Citigroup, Inc. (Diversified Financial Services)	29,377	89,600
Citrix Systems, Inc.* (Software)	957	27,303
Clorox Co. (Household Products/Wares)	754	42,262
CME Group, Inc. (Diversified Financial Services)	348	77,030
CMS Energy Corp. (Electric)	1,218	14,640
Coach, Inc.* (Apparel)	1,711	41,920
Coca-Cola Co. (Beverages)	10,672	459,430
Coca-Cola Enterprises, Inc. (Beverages)	1,711	29,190
Cognizant Technology Solutions Corp.* (Computers)	1,566	38,821
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,697	159,123
Comcast Corp. - Special Class A (Media)	15,457	238,965
Comerica, Inc. (Banks)	812	17,036
Computer Sciences Corp.* (Computers)	812	30,012
Compuware Corp.* (Software)	1,334	9,978
ConAgra Foods, Inc. (Food)	2,407	42,604
ConocoPhillips (Oil & Gas)	7,946	325,786
CONSOL Energy, Inc. (Coal)	957	29,935
Consolidated Edison, Inc. (Electric)	1,479	54,915
Constellation Brands, Inc.* (Beverages)	1,044	12,100
Constellation Energy Group, Inc. (Electric)	1,073	25,838
Convergys Corp.* (Commercial Services)	667	6,743
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	899	29,478
Corning, Inc. (Telecommunications)	8,352	122,106
Costco Wholesale Corp. (Retail)	2,320	112,752
Coventry Health Care, Inc.* (Healthcare - Services)	783	12,458
Covidien, Ltd. (Healthcare - Products)	2,697	88,947
CSX Corp. (Transportation)	2,146	63,500
Cummins, Inc. (Machinery - Diversified)	1,073	36,482
CVS Corp. (Retail)	7,801	247,916
D.R. Horton, Inc. (Home Builders)	1,479	19,301
Danaher Corp. (Miscellaneous Manufacturing)	1,363	79,654
Darden Restaurants, Inc. (Retail)	725	26,803
DaVita, Inc.* (Healthcare - Services)	551	25,550
Dean Foods Co.* (Food)	841	17,409
Deere & Co. (Machinery - Diversified)	2,262	93,330
Dell, Inc.* (Computers)	9,280	107,834
Denbury Resources, Inc.* (Oil & Gas)	1,305	21,245
DENTSPLY International, Inc. (Healthcare - Products)	812	23,239
Developers Diversified Realty Corp. (REIT)	40	165
Devon Energy Corp. (Oil & Gas)	2,378	123,299
Diamond Offshore Drilling, Inc. (Oil & Gas)	377	27,299
DIRECTV Group, Inc.* (Media)	2,842	70,283
Discover Financial Services (Diversified Financial Services)	2,581	20,984
Dominion Resources, Inc. (Electric)	3,132	94,461
Dover Corp. (Miscellaneous Manufacturing)	986	30,349
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,363	28,228
DTE Energy Co. (Electric)	870	25,726
Duke Energy Corp. (Electric)	6,873	94,916
Dun & Bradstreet Corp. (Software)	290	23,606
Dynegy, Inc. - Class A* (Electric)	2,726	4,852
E* TRADE Financial Corp.* (Diversified Financial Services)	3,074	4,396
E.I. du Pont de Nemours & Co. (Chemicals)	4,843	135,120
Eastman Chemical Co. (Chemicals)	377	14,959
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,450	4,423
Eaton Corp. (Miscellaneous Manufacturing)	899	39,376
eBay, Inc.* (Internet)	5,771	95,048
Ecolab, Inc. (Chemicals)	899	34,656
Edison International (Electric)	1,740	49,607
El Paso Corp. (Pipelines)	3,741	25,813
Electronic Arts, Inc.* (Software)	1,740	35,409
Eli Lilly & Co. (Pharmaceuticals)	5,423	178,525
Embarq Corp. (Telecommunications)	754	27,566
EMC Corp.* (Computers)	10,788	135,174
Emerson Electric Co. (Electrical Components & Equipment)	4,060	138,202
Ensco International, Inc. (Oil & Gas)	754	21,323
Entergy Corp. (Electric)	1,015	65,742
EOG Resources, Inc. (Oil & Gas)	1,334	84,682
EQT Corp. (Oil & Gas)	696	23,406
Equifax, Inc. (Commercial Services)	667	19,450
Equity Residential Properties Trust (REIT)	1,450	33,191
Exelon Corp. (Electric)	3,538	163,208
Expedia, Inc.* (Internet)	1,131	15,393
Expeditors International of Washington, Inc. (Transportation)	1,131	39,257
Express Scripts, Inc.* (Pharmaceuticals)	1,334	85,336
Exxon Mobil Corp. (Oil & Gas)	26,535	1,769,088
Family Dollar Stores, Inc. (Retail)	754	25,025
Fastenal Co. (Distribution/Wholesale)	696	26,699
Federated Investors, Inc. - Class B (Diversified Financial Services)	464	10,616
FedEx Corp. (Transportation)	1,682	94,125

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	1,015	$18,118
Fifth Third Bancorp (Banks)	3,103	12,722
First Horizon National Corp. (Banks)	1,169	13,455
FirstEnergy Corp. (Electric)	1,624	66,422
Fiserv, Inc.* (Software)	841	31,386
FLIR Systems, Inc.* (Electronics)	812	18,010
Flowserve Corp. (Machinery - Diversified)	290	19,691
Fluor Corp. (Engineering & Construction)	986	37,340
Ford Motor Co.* (Auto Manufacturers)	12,847	76,825
Forest Laboratories, Inc.* (Pharmaceuticals)	1,624	35,225
Fortune Brands, Inc. (Household Products/Wares)	812	31,920
FPL Group, Inc. (Electric)	2,204	118,553
Franklin Resources, Inc. (Diversified Financial Services)	812	49,110
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,204	94,001
Frontier Communications Corp. (Telecommunications)	1,682	11,959
GameStop Corp. - Class A* (Retail)	870	26,239
Gannett Co., Inc. (Media)	1,218	4,762
General Dynamics Corp. (Aerospace/Defense)	2,059	106,389
General Electric Co. (Miscellaneous Manufacturing)	56,666	716,825
General Mills, Inc. (Food)	1,769	89,671
General Motors Corp. (Auto Manufacturers)	3,277	6,292
Genuine Parts Co. (Distribution/Wholesale)	870	29,545
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,320	5,475
Genzyme Corp.* (Biotechnology)	1,450	77,329
Gilead Sciences, Inc.* (Pharmaceuticals)	4,901	224,466
Goodrich Corp. (Aerospace/Defense)	667	29,535
Google, Inc. - Class A* (Internet)	1,276	505,258
H & R Block, Inc. (Commercial Services)	1,827	27,661
Halliburton Co. (Oil & Gas Services)	4,814	97,339
Harley-Davidson, Inc. (Leisure Time)	1,247	27,634
Harman International Industries, Inc. (Home Furnishings)	319	5,803
Harris Corp. (Telecommunications)	725	22,171
Hartford Financial Services Group, Inc. (Insurance)	1,740	19,958
Hasbro, Inc. (Toys/Games/Hobbies)	667	17,782
HCP, Inc. (REIT)	1,363	29,918
Health Care REIT, Inc. (REIT)	580	19,761
Heinz (H.J.) Co. (Food)	1,682	57,894
Hess Corp. (Oil & Gas)	1,537	84,212
Hewlett-Packard Co. (Computers)	12,876	463,278
Home Depot, Inc. (Retail)	9,106	239,670
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,944	123,092
Hormel Foods Corp. (Food)	377	11,796
Hospira, Inc.* (Pharmaceuticals)	870	28,597
Host Marriott Corp. (REIT)	2,813	21,632
Hudson City Bancorp, Inc. (Savings & Loans)	2,813	35,331
Humana, Inc.* (Healthcare - Services)	899	25,873
Huntington Bancshares, Inc. (Banks)	1,972	5,502
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,059	67,535
IMS Health, Inc. (Software)	986	12,384
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,711	37,248
Integrys Energy Group, Inc. (Electric)	406	10,722
Intel Corp. (Semiconductors)	29,841	470,891
IntercontinentalExchange, Inc.* (Diversified Financial Services)	377	33,025
International Business Machines Corp. (Computers)	7,192	742,286
International Flavors & Fragrances, Inc. (Chemicals)	435	13,572
International Game Technology (Entertainment)	1,595	19,698
International Paper Co. (Forest Products & Paper)	2,291	29,004
Interpublic Group of Cos., Inc.* (Advertising)	2,552	15,976
Intuit, Inc.* (Software)	1,711	39,575
Intuitive Surgical, Inc.* (Healthcare - Products)	203	29,177
Invesco, Ltd. (Diversified Financial Services)	2,030	29,882
Iron Mountain, Inc.* (Commercial Services)	957	27,265
ITT Industries, Inc. (Miscellaneous Manufacturing)	986	40,436
J.C. Penney Co., Inc. (Retail)	1,189	36,490
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,155	665,115
Jabil Circuit, Inc. (Electronics)	1,160	9,396
Jacobs Engineering Group, Inc.* (Engineering & Construction)	667	25,373
Janus Capital Group, Inc. (Diversified Financial Services)	841	8,435
JDS Uniphase Corp.* (Telecommunications)	1,160	5,348
JM Smucker Co. (Food)	638	25,137
Johnson & Johnson (Healthcare - Products)	14,848	777,441
Johnson Controls, Inc. (Auto Parts & Equipment)	3,190	60,642
Juniper Networks, Inc.* (Telecommunications)	2,813	60,901
KB Home (Home Builders)	406	7,336
Kellogg Co. (Food)	1,363	57,396
KeyCorp (Banks)	2,668	16,408
Kimberly-Clark Corp. (Household Products/Wares)	2,233	109,730
Kimco Realty Corp. (REIT)	1,247	14,989
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,334	10,512
KLA -Tencor Corp. (Semiconductors)	899	24,938
Kohls Corp.* (Retail)	1,624	73,648
Kraft Foods, Inc. (Food)	7,888	184,579
Kroger Co. (Food)	3,509	75,865
L-3 Communications Holdings, Inc. (Aerospace/Defense)	638	48,584

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Healthcare - Services)	580	$37,207
Legg Mason, Inc. (Diversified Financial Services)	754	15,133
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	841	12,077
Lennar Corp. - Class A (Home Builders)	754	7,344
Leucadia National Corp.* (Holding Companies - Diversified)	986	20,933
Lexmark International, Inc. - Class A* (Computers)	406	7,966
Life Technologies Corp.* (Biotechnology)	928	34,614
Limited, Inc. (Retail)	1,450	16,559
Lincoln National Corp. (Insurance)	1,363	15,320
Linear Technology Corp. (Semiconductors)	1,189	25,896
Lockheed Martin Corp. (Aerospace/Defense)	1,769	138,920
Loews Corp. (Insurance)	1,943	48,361
Lorillard, Inc. (Agriculture)	899	56,754
Lowe’s Cos., Inc. (Retail)	7,859	168,969
LSI Logic Corp.* (Semiconductors)	3,480	13,363
M&T Bank Corp. (Banks)	406	21,295
Macy’s, Inc. (Retail)	2,262	30,944
Manitowoc Co. (Machinery - Diversified)	696	4,141
Marathon Oil Corp. (Oil & Gas)	3,799	112,830
Marriott International, Inc. - Class A (Lodging)	1,566	36,895
Marsh & McLennan Cos., Inc. (Insurance)	2,755	58,103
Marshall & Ilsley Corp. (Banks)	1,421	8,213
Masco Corp. (Building Materials)	1,943	17,215
Massey Energy Co. (Coal)	464	7,382
MasterCard, Inc. - Class A (Software)	377	69,161
Mattel, Inc. (Toys/Games/Hobbies)	1,914	28,633
MBIA, Inc.* (Insurance)	928	4,389
McAfee, Inc.* (Internet)	841	31,571
McCormick & Co., Inc. (Food)	696	20,497
McDonald’s Corp. (Retail)	5,974	318,354
McGraw-Hill Cos., Inc. (Media)	1,682	50,712
McKesson Corp. (Commercial Services)	1,479	54,723
MeadWestvaco Corp. (Forest Products & Paper)	928	14,532
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,639	114,928
Medtronic, Inc. (Healthcare - Products)	6,003	192,096
MEMC Electronic Materials, Inc.* (Semiconductors)	1,189	19,262
Merck & Co., Inc. (Pharmaceuticals)	11,310	274,154
Meredith Corp. (Media)	203	5,091
MetLife, Inc. (Insurance)	4,379	130,275
Microchip Technology, Inc. (Semiconductors)	986	22,678
Micron Technology, Inc.* (Semiconductors)	4,089	19,954
Microsoft Corp. (Software)	41,035	831,369
Millipore Corp.* (Biotechnology)	290	17,139
Molex, Inc. (Electrical Components & Equipment)	754	12,569
Molson Coors Brewing Co. - Class B (Beverages)	812	31,059
Monsanto Co. (Agriculture)	2,929	248,643
Monster Worldwide, Inc.* (Internet)	696	9,605
Moody’s Corp. (Commercial Services)	1,015	29,963
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,771	136,426
Motorola, Inc. (Telecommunications)	12,209	67,516
Murphy Oil Corp. (Oil & Gas)	1,015	48,426
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,624	21,518
Nabors Industries, Ltd.* (Oil & Gas)	1,508	22,937
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	725	13,942
National Semiconductor Corp. (Semiconductors)	1,044	12,914
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,233	67,615
NetApp, Inc.* (Computers)	1,769	32,373
Newell Rubbermaid, Inc. (Housewares)	1,479	15,456
Newmont Mining Corp. (Mining)	2,639	106,193
News Corp. - Class A (Media)	12,354	102,044
Nicor, Inc. (Gas)	232	7,456
NIKE, Inc. - Class B (Apparel)	2,088	109,557
NiSource, Inc. (Electric)	1,479	16,254
Noble Energy, Inc. (Oil & Gas)	928	52,664
Nordstrom, Inc. (Retail)	841	19,032
Norfolk Southern Corp. (Transportation)	1,972	70,361
Northeast Utilities System (Electric)	928	19,507
Northern Trust Corp. (Banks)	1,189	64,634
Northrop Grumman Corp. (Aerospace/Defense)	1,769	85,531
Novell, Inc.* (Software)	1,856	6,979
Novellus Systems, Inc.* (Semiconductors)	522	9,427
Nucor Corp. (Iron/Steel)	1,682	68,441
NVIDIA Corp.* (Semiconductors)	2,871	32,959
NYSE Euronext (Diversified Financial Services)	1,392	32,253
O’Reilly Automotive, Inc.* (Retail)	754	29,293
Occidental Petroleum Corp. (Oil & Gas)	4,350	244,862
Office Depot, Inc.* (Retail)	1,479	3,831
Omnicom Group, Inc. (Advertising)	1,682	52,933
Oracle Corp. (Software)	20,590	398,211
Owens-Illinois, Inc.* (Packaging & Containers)	899	21,927
PACCAR, Inc. (Auto Manufacturers)	1,943	68,860
Pactiv Corp.* (Packaging & Containers)	696	15,215
Pall Corp. (Miscellaneous Manufacturing)	638	16,850
Parker Hannifin Corp. (Miscellaneous Manufacturing)	870	39,455
Patterson Cos., Inc.* (Healthcare - Products)	493	10,087
Paychex, Inc. (Commercial Services)	1,711	46,214
Peabody Energy Corp. (Coal)	1,421	37,500
People’s United Financial, Inc. (Banks)	1,856	28,991
Pepco Holdings, Inc. (Electric)	1,189	14,209

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	8,352	$415,596
PerkinElmer, Inc. (Electronics)	638	9,296
Pfizer, Inc. (Pharmaceuticals)	36,192	483,525
PG&E Corp. (Electric)	1,972	73,201
Philip Morris International, Inc. (Commercial Services)	10,759	389,476
Pinnacle West Capital Corp. (Electric)	551	15,086
Pioneer Natural Resources Co. (Oil & Gas)	609	14,080
Pitney Bowes, Inc. (Office/Business Equipment)	1,102	27,043
Plum Creek Timber Co., Inc. (Forest Products & Paper)	899	31,033
PNC Financial Services Group (Banks)	2,291	90,953
Polo Ralph Lauren Corp. (Apparel)	290	15,614
PPG Industries, Inc. (Chemicals)	870	38,324
PPL Corp. (Electric)	2,001	59,850
Praxair, Inc. (Chemicals)	1,653	123,330
Precision Castparts Corp. (Metal Fabricate/Hardware)	754	56,444
Principal Financial Group, Inc. (Insurance)	1,392	22,745
Procter & Gamble Co. (Cosmetics/Personal Care)	15,718	777,098
Progress Energy, Inc. (Electric)	1,479	50,463
Progress Energy, Inc.CVO* (Electric)	189	0
Progressive Corp.* (Insurance)	3,625	55,390
ProLogis (REIT)	1,450	13,210
Prudential Financial, Inc. (Insurance)	2,262	65,327
Public Service Enterprise Group, Inc. (Electric)	2,726	81,344
Public Storage, Inc. (REIT)	667	44,596
Pulte Homes, Inc. (Home Builders)	1,160	13,352
QLogic Corp.* (Semiconductors)	638	9,047
Qualcomm, Inc. (Telecommunications)	8,845	374,320
Quest Diagnostics, Inc. (Healthcare - Services)	841	43,169
Questar Corp. (Pipelines)	928	27,580
Qwest Communications International, Inc. (Telecommunications)	7,888	30,684
R.R. Donnelley & Sons Co. (Commercial Services)	1,102	12,838
RadioShack Corp. (Retail)	667	9,391
Range Resources Corp. (Oil & Gas)	841	33,615
Raytheon Co. (Aerospace/Defense)	2,146	97,064
Regions Financial Corp. (Banks)	3,741	16,797
Republic Services, Inc. (Environmental Control)	1,740	36,540
Reynolds American, Inc. (Agriculture)	899	34,144
Robert Half International, Inc. (Commercial Services)	812	19,504
Rockwell Collins, Inc. (Aerospace/Defense)	841	32,252
Rockwell International Corp. (Machinery - Diversified)	754	23,819
Rowan Cos., Inc. (Oil & Gas)	609	9,506
Ryder System, Inc. (Transportation)	290	8,030
Safeway, Inc. (Food)	2,291	45,247
Salesforce.com, Inc.* (Software)	580	24,830
SanDisk Corp.* (Computers)	1,218	19,147
Sara Lee Corp. (Food)	3,741	31,125
SCANA Corp. (Electric)	638	19,280
Schering-Plough Corp. (Pharmaceuticals)	8,729	200,942
Schlumberger, Ltd. (Oil & Gas Services)	6,409	313,977
Scripps Networks Interactive - Class A (Entertainment)	493	13,528
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	841	16,029
Sears Holdings Corp.* (Retail)	290	18,116
Sempra Energy (Gas)	1,305	60,056
Sherwin-Williams Co. (Chemicals)	522	29,566
Sigma-Aldrich Corp. (Chemicals)	667	29,241
Simon Property Group, Inc. (REIT)	1,383	71,363
SLM Corp.* (Diversified Financial Services)	2,523	12,186
Smith International, Inc. (Oil & Gas Services)	1,189	30,736
Snap-on, Inc. (Hand/Machine Tools)	319	10,820
Southern Co. (Electric)	4,176	120,603
Southwest Airlines Co. (Airlines)	3,973	27,732
Southwestern Energy Co.* (Oil & Gas)	1,856	66,556
Spectra Energy Corp. (Pipelines)	3,451	50,040
Sprint Nextel Corp.* (Telecommunications)	15,370	67,013
St. Jude Medical, Inc.* (Healthcare - Products)	1,856	62,213
Staples, Inc. (Retail)	3,828	78,933
Starbucks Corp.* (Retail)	3,944	57,030
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	986	20,568
State Street Corp. (Banks)	2,320	79,182
Stericycle, Inc.* (Environmental Control)	464	21,845
Stryker Corp. (Healthcare - Products)	1,276	49,394
Sun Microsystems, Inc.* (Computers)	4,002	36,658
Sunoco, Inc. (Oil & Gas)	638	16,913
SunTrust Banks, Inc. (Banks)	1,914	27,638
SuperValu, Inc. (Food)	1,131	18,492
Symantec Corp.* (Internet)	4,408	76,038
Sysco Corp. (Food)	3,161	73,746
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,363	52,503
Target Corp. (Retail)	4,031	166,319
TECO Energy, Inc. (Electric)	1,131	11,977
Tellabs, Inc.* (Telecommunications)	2,117	11,093
Tenet Healthcare Corp.* (Healthcare - Services)	2,233	5,024
Teradata Corp.* (Computers)	928	15,516
Teradyne, Inc.* (Semiconductors)	928	5,512
Tesoro Petroleum Corp. (Oil & Gas)	754	11,499
Texas Instruments, Inc. (Semiconductors)	6,844	123,603
Textron, Inc. (Miscellaneous Manufacturing)	1,305	14,003
The AES Corp.* (Electric)	3,567	25,219
The Charles Schwab Corp. (Diversified Financial Services)	5,017	92,714
The Dow Chemical Co. (Chemicals)	4,959	79,344

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	609	$18,209
The Gap, Inc. (Retail)	2,494	38,757
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,668	342,838
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,305	14,342
The Hershey Co. (Food)	899	32,490
The New York Times Co. - Class A (Media)	638	3,432
The Pepsi Bottling Group, Inc. (Beverages)	725	22,671
The Stanley Works (Hand/Machine Tools)	435	16,543
The Travelers Companies, Inc. (Insurance)	3,132	128,850
The Williams Cos., Inc. (Pipelines)	3,103	43,752
Thermo Electron Corp.* (Electronics)	2,233	78,334
Tiffany & Co. (Retail)	667	19,303
Time Warner Cable, Inc. (Media)	3,496	112,676
Time Warner, Inc. (Media)	6,418	140,105
Titanium Metals Corp. (Mining)	464	3,151
TJX Cos., Inc. (Retail)	2,233	62,457
Torchmark Corp. (Insurance)	464	13,609
Total System Services, Inc. (Software)	1,073	13,380
Tyco Electronics, Ltd. (Electronics)	2,465	42,990
Tyson Foods, Inc. - Class A (Food)	1,624	17,117
U.S. Bancorp (Banks)	9,425	171,724
Union Pacific Corp. (Transportation)	2,697	132,531
United Parcel Service, Inc. - Class B (Transportation)	5,336	279,286
United States Steel Corp. (Iron/Steel)	638	16,939
United Technologies Corp. (Aerospace/Defense)	5,046	246,447
UnitedHealth Group, Inc. (Healthcare - Services)	6,525	153,468
UnumProvident Corp. (Insurance)	1,769	28,905
V.F. Corp. (Apparel)	464	27,501
Valero Energy Corp. (Oil & Gas)	2,784	55,235
Varian Medical Systems, Inc.* (Healthcare - Products)	667	22,258
Ventas, Inc. (REIT)	783	22,425
VeriSign, Inc.* (Internet)	1,044	21,486
Verizon Communications, Inc. (Telecommunications)	15,254	462,806
Viacom, Inc. - Class B* (Media)	3,248	62,492
Vornado Realty Trust (REIT)	771	37,694
Vulcan Materials Co. (Building Materials)	580	27,579
W.W. Grainger, Inc. (Distribution/Wholesale)	348	29,190
Wal-Mart Stores, Inc. (Retail)	12,006	605,102
Walgreen Co. (Retail)	5,307	166,799
Walt Disney Co. (Media)	9,976	218,474
Washington Post Co. - Class B (Media)	29	12,139
Waste Management, Inc. (Environmental Control)	2,639	70,382
Waters Corp.* (Electronics)	522	23,057
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	551	17,048
WellPoint, Inc.* (Healthcare - Services)	2,668	114,084
Wells Fargo & Co. (Banks)	22,736	454,947
Western Union Co. (Commercial Services)	3,799	63,633
Weyerhaeuser Co. (Forest Products & Paper)	1,131	39,879
Whirlpool Corp. (Home Furnishings)	406	18,335
Whole Foods Market, Inc. (Food)	754	15,630
Windstream Corp. (Telecommunications)	2,378	19,737
Wisconsin Energy Corp. (Electric)	638	25,494
Wyeth (Pharmaceuticals)	7,134	302,482
Wyndham Worldwide Corp. (Lodging)	957	11,178
Wynn Resorts, Ltd.* (Lodging)	348	13,652
Xcel Energy, Inc. (Electric)	2,436	44,920
Xerox Corp. (Office/Business Equipment)	4,640	28,350
Xilinx, Inc. (Semiconductors)	1,479	30,231
XL Capital, Ltd. - Class A (Insurance)	1,827	17,375
XTO Energy, Inc. (Oil & Gas)	3,103	107,550
Yahoo!, Inc.* (Internet)	7,482	106,918
YUM! Brands, Inc. (Retail)	2,465	82,208
Zimmer Holdings, Inc.* (Healthcare - Products)	1,189	52,304
Zions Bancorp (Banks)	609	6,656

TOTAL COMMON STOCKS (Cost $30,349,755)		40,696,386

	Principal Amount
Repurchase Agreements (27.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,151,004
(Collateralized by $2,191,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $2,194,094)	$2,151,000	2,151,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,995,017
(Collateralized by $7,127,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $7,135,354)	6,995,000	6,995,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $5,381,013
(Collateralized by $5,370,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $5,488,983)	5,381,000	5,381,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $431,001
(Collateralized by $440,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $439,881)	$431,000	$431,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,958,000)		14,958,000

TOTAL INVESTMENT SECURITIES (Cost $45,307,755)—100.4%		55,654,386
Net other assets (liabilities) — (0.4)%		(227,394)

NET ASSETS — 100.0%		$55,426,992

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,912,900)	44	$22
S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $3,695,375)	17	514,811

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/09	$9,160,042	$(8,750)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.7%
Beverages	1.9%
Biotechnology	1.0%
Building Materials	0.1%
Chemicals	1.0%
Coal	0.2%
Commercial Services	1.4%
Computers	4.1%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.6%
Electric	2.7%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.0%
Healthcare - Services	1.0%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.4%
Internet	1.8%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	1.9%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	2.7%
Office/Business Equipment	0.2%
Oil & Gas	7.6%
Oil & Gas Services	1.2%
Packaging & Containers	NM
Pharmaceuticals	5.0%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	5.2%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.2%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	26.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (19.7%)
3Com Corp.* (Telecommunications)	950	$3,847
99 Cents Only Stores* (Retail)	114	1,224
ACI Worldwide, Inc.* (Software)	76	1,313
Acxiom Corp. (Software)	152	1,467
ADC Telecommunications, Inc.* (Telecommunications)	228	1,678
ADTRAN, Inc. (Telecommunications)	133	2,813
Advance Auto Parts, Inc. (Retail)	228	9,975
Advent Software, Inc.* (Software)	38	1,263
Aecom Technology Corp.* (Engineering & Construction)	209	5,378
Aeropostale, Inc.* (Retail)	152	5,163
Affiliated Managers Group, Inc.* (Diversified Financial Services)	95	5,401
Affymetrix, Inc.* (Biotechnology)	171	802
AGCO Corp.* (Machinery - Diversified)	209	5,079
AGL Resources, Inc. (Gas)	190	5,922
Airgas, Inc. (Chemicals)	190	8,193
AirTran Holdings, Inc.* (Airlines)	285	1,981
Alaska Air Group, Inc.* (Airlines)	76	1,275
Albemarle Corp. (Chemicals)	209	5,605
Alberto-Culver Co. (Cosmetics/Personal Care)	209	4,659
Alexander & Baldwin, Inc. (Transportation)	95	2,531
Alexandria Real Estate Equities, Inc. (REIT)	95	3,466
Alliance Data Systems Corp.* (Commercial Services)	133	5,569
Alliant Energy Corp. (Electric)	266	5,948
Alliant Techsystems, Inc.* (Aerospace/Defense)	76	6,053
AMB Property Corp. (REIT)	323	6,166
American Eagle Outfitters, Inc. (Retail)	494	7,321
American Financial Group, Inc. (Insurance)	171	3,006
American Greetings Corp. - Class A (Household Products/Wares)	95	746
AmeriCredit Corp.* (Diversified Financial Services)	323	3,285
Ametek, Inc. (Electrical Components & Equipment)	247	7,956
AnnTaylor Stores Corp.* (Retail)	133	983
ANSYS, Inc.* (Software)	209	5,773
Apollo Investment Corp. (Investment Companies)	342	1,642
AptarGroup, Inc. (Miscellaneous Manufacturing)	152	4,717
Aqua America, Inc. (Water)	323	5,927
Arch Coal, Inc. (Coal)	342	4,778
Arrow Electronics, Inc.* (Electronics)	285	6,481
Arthur J. Gallagher & Co. (Insurance)	228	5,125
Ashland, Inc. (Chemicals)	152	3,338
Associated Banc-Corp (Banks)	304	4,703
Astoria Financial Corp. (Savings & Loans)	190	1,569
Atmel Corp.* (Semiconductors)	1,102	4,232
Avnet, Inc.* (Electronics)	361	7,902
Avocent Corp.* (Internet)	95	1,372
BancorpSouth, Inc. (Banks)	171	3,976
Bank of Hawaii Corp. (Banks)	114	4,006
Barnes & Noble, Inc. (Retail)	76	1,985
BE Aerospace, Inc.* (Aerospace/Defense)	247	2,665
Beckman Coulter, Inc. (Healthcare - Products)	152	7,989
Bill Barrett Corp.* (Oil & Gas)	76	1,974
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	38	2,648
BJ’s Wholesale Club, Inc.* (Retail)	133	4,434
Black Hills Corp. (Electric)	95	1,889
Blyth, Inc. (Household Products/Wares)	19	838
Bob Evans Farms, Inc. (Retail)	76	1,843
BorgWarner, Inc. (Auto Parts & Equipment)	285	8,251
Boyd Gaming Corp. (Lodging)	133	1,222
BRE Properties, Inc. - Class A (REIT)	114	2,801
Brink’s Home Security Holdings, Inc.* (Commercial Services)	95	2,525
Brinker International, Inc. (Retail)	247	4,377
Broadridge Financial Solutions, Inc. (Software)	342	6,618
Brown & Brown, Inc. (Insurance)	285	5,546
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	171	3,712
Cabot Corp. (Chemicals)	152	2,219
Cadence Design Systems, Inc.* (Computers)	646	3,605
Callaway Golf Co. (Leisure Time)	152	1,148
Camden Property Trust (REIT)	114	3,093
Career Education Corp.* (Commercial Services)	171	3,769
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	133	3,026
Carmax, Inc.* (Retail)	532	6,788
Carpenter Technology Corp. (Iron/Steel)	95	1,964
Cathay Bancorp, Inc. (Banks)	114	1,279
Cerner Corp.* (Software)	152	8,178
Charles River Laboratories International, Inc.* (Biotechnology)	152	4,203
Cheesecake Factory, Inc.* (Retail)	133	2,310
Chico’s FAS, Inc.* (Retail)	437	3,339
Chipotle Mexican Grill, Inc. - Class A* (Retail)	76	6,163
Church & Dwight, Inc. (Household Products/Wares)	171	9,304
Cimarex Energy Co. (Oil & Gas)	190	5,111
Cincinnati Bell, Inc.* (Telecommunications)	551	1,537
City National Corp. (Banks)	95	3,477
Clean Harbors, Inc.* (Environmental Control)	38	1,904
Cleco Corp. (Electric)	133	2,805
Cliffs Natural Resources, Inc. (Iron/Steel)	266	6,134
Coldwater Creek, Inc.* (Retail)	114	393
Collective Brands, Inc.* (Retail)	152	2,207
Commerce Bancshares, Inc. (Banks)	152	5,031
Commercial Metals Co. (Metal Fabricate/Hardware)	266	3,958

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	171	$4,292
Community Health Systems, Inc.* (Healthcare - Services)	209	4,774
Comstock Resources, Inc.* (Oil & Gas)	114	3,928
Con-way, Inc. (Transportation)	114	2,825
Copart, Inc.* (Retail)	152	4,771
Corinthian Colleges, Inc.* (Commercial Services)	209	3,219
Corn Products International, Inc. (Food)	171	4,087
Corporate Office Properties Trust (REIT)	114	3,484
Corrections Corp. of America* (Commercial Services)	285	4,027
Cousins Properties, Inc. (REIT)	95	803
Covance, Inc.* (Healthcare - Services)	152	5,971
Crane Co. (Miscellaneous Manufacturing)	114	2,632
Cree Research, Inc.* (Semiconductors)	209	5,725
Cullen/Frost Bankers, Inc. (Banks)	133	6,263
Cytec Industries, Inc. (Chemicals)	114	2,264
Deluxe Corp. (Commercial Services)	114	1,653
DeVry, Inc. (Commercial Services)	152	6,469
Dick’s Sporting Goods, Inc.* (Retail)	209	3,971
Diebold, Inc. (Computers)	152	4,017
Digital River, Inc.* (Internet)	76	2,920
Dollar Tree, Inc.* (Retail)	209	8,849
Donaldson Co., Inc. (Miscellaneous Manufacturing)	190	6,268
DPL, Inc. (Electric)	285	6,393
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	190	4,562
DST Systems, Inc.* (Computers)	95	3,436
Duke-Weeks Realty Corp. (REIT)	494	4,826
Dycom Industries, Inc.* (Engineering & Construction)	95	800
Eaton Vance Corp. (Diversified Financial Services)	285	7,800
Edwards Lifesciences Corp.* (Healthcare - Products)	133	8,430
Encore Acquisition Co.* (Oil & Gas)	114	3,328
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	285	4,714
Energen Corp. (Gas)	171	6,177
Energizer Holdings, Inc.* (Electrical Components & Equipment)	133	7,621
Equity One, Inc. (REIT)	76	1,131
Essex Property Trust, Inc. (REIT)	57	3,619
Everest Re Group, Ltd. (Insurance)	152	11,345
Exterran Holdings, Inc.* (Oil & Gas Services)	152	3,139
F5 Networks, Inc.* (Internet)	190	5,181
FactSet Research Systems, Inc. (Computers)	95	5,091
Fair Isaac Corp. (Software)	114	1,917
Fairchild Semiconductor International, Inc.* (Semiconductors)	304	1,873
Federal Realty Investment Trust (REIT)	133	7,342
Federal Signal Corp. (Miscellaneous Manufacturing)	114	886
Fidelity National Title Group, Inc. - Class A (Insurance)	532	9,645
First American Financial Corp. (Insurance)	228	6,402
First Niagara Financial Group, Inc. (Savings & Loans)	342	4,631
FirstMerit Corp. (Banks)	190	3,688
Flowers Foods, Inc. (Food)	190	4,389
FMC Corp. (Chemicals)	171	8,333
FMC Technologies, Inc.* (Oil & Gas Services)	304	10,406
Foot Locker, Inc. (Retail)	380	4,518
Forest Oil Corp.* (Oil & Gas)	228	3,648
Frontier Oil Corp. (Oil & Gas)	247	3,139
FTI Consulting, Inc.* (Commercial Services)	114	6,256
Fulton Financial Corp. (Banks)	418	2,763
Gartner Group, Inc.* (Commercial Services)	133	1,797
GATX Corp. (Trucking & Leasing)	114	3,433
Gen-Probe, Inc.* (Healthcare - Products)	114	5,490
Gentex Corp. (Electronics)	323	4,319
Global Payments, Inc. (Software)	190	6,091
Graco, Inc. (Machinery - Diversified)	133	3,137
Granite Construction, Inc. (Engineering & Construction)	76	2,998
Great Plains Energy, Inc. (Electric)	285	4,124
Greif, Inc. - Class A (Packaging & Containers)	76	3,441
GUESS?, Inc. (Apparel)	133	3,463
Hanesbrands, Inc.* (Apparel)	228	3,753
Hanover Insurance Group, Inc. (Insurance)	114	3,418
Hansen Natural Corp.* (Beverages)	171	6,970
Harsco Corp. (Miscellaneous Manufacturing)	190	5,234
Harte-Hanks, Inc. (Advertising)	76	628
Hawaiian Electric Industries, Inc. (Electric)	209	3,248
HCC Insurance Holdings, Inc. (Insurance)	266	6,363
Health Management Associates, Inc. - Class A* (Healthcare - Services)	608	2,839
Health Net, Inc.* (Healthcare - Services)	247	3,567
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	228	2,073
Helmerich & Payne, Inc. (Oil & Gas)	247	7,613
Henry Schein, Inc.* (Healthcare - Products)	209	8,577
Herman Miller, Inc. (Office Furnishings)	133	1,978
Hewitt Associates, Inc.* (Commercial Services)	190	5,958
Highwoods Properties, Inc. (REIT)	152	3,646
Hill-Rom Holdings, Inc. (Healthcare - Products)	152	1,973
HNI Corp. (Office Furnishings)	95	1,473
Hologic, Inc.* (Healthcare - Products)	627	9,317
Horace Mann Educators Corp. (Insurance)	95	834

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Hospitality Properties Trust (REIT)	228	$2,791
Hubbell, Inc. - Class B (Electrical Components & Equipment)	133	4,416
IDACORP, Inc. (Electric)	114	2,733
IDEX Corp. (Machinery - Diversified)	190	4,797
IDEXX Laboratories, Inc.* (Healthcare - Products)	133	5,227
Imation Corp. (Computers)	57	570
Immucor, Inc.* (Healthcare - Products)	171	2,786
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	399	5,793
Integrated Device Technology, Inc.* (Semiconductors)	399	2,167
International Bancshares Corp. (Banks)	114	1,540
International Rectifier Corp.* (Semiconductors)	171	2,886
International Speedway Corp. (Entertainment)	57	1,350
Intersil Corp. - Class A (Semiconductors)	285	3,306
Itron, Inc.* (Electronics)	76	3,496
ITT Educational Services, Inc.* (Commercial Services)	76	7,659
J. Crew Group, Inc.* (Retail)	114	1,962
J.B. Hunt Transport Services, Inc. (Transportation)	190	5,343
Jack Henry & Associates, Inc. (Computers)	190	3,424
Jefferies Group, Inc. (Diversified Financial Services)	304	5,949
JetBlue Airways Corp.* (Airlines)	437	2,154
John Wiley & Sons, Inc. (Media)	95	3,220
Jones Lang LaSalle, Inc. (Real Estate)	76	2,453
Joy Global, Inc. (Machinery - Construction & Mining)	247	6,298
Kansas City Southern Industries, Inc.* (Transportation)	209	3,187
KBR, Inc. (Engineering & Construction)	399	6,232
Kelly Services, Inc. - Class A (Commercial Services)	57	648
Kennametal, Inc. (Hand/Machine Tools)	171	3,497
Kindred Healthcare, Inc.* (Healthcare - Services)	57	742
Kinetic Concepts, Inc.* (Healthcare - Products)	133	3,293
Korn/Ferry International* (Commercial Services)	95	1,006
Lam Research Corp.* (Semiconductors)	304	8,476
Lamar Advertising Co.* (Advertising)	171	2,890
Lancaster Colony Corp. (Miscellaneous Manufacturing)	38	1,664
Landstar System, Inc. (Transportation)	114	4,060
Lender Processing Services, Inc. (Diversified Financial Services)	190	5,445
Lennox International, Inc. (Building Materials)	114	3,635
Liberty Property Trust (REIT)	247	6,012
Life Time Fitness, Inc.* (Leisure Time)	76	1,426
LifePoint Hospitals, Inc.* (Healthcare - Services)	114	2,947
Lincare Holdings, Inc.* (Healthcare - Services)	171	4,126
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	95	4,230
LKQ Corp.* (Distribution/Wholesale)	342	5,807
Louisiana-Pacific Corp. (Forest Products & Paper)	209	851
Lubrizol Corp. (Chemicals)	152	6,569
M.D.C. Holdings, Inc. (Home Builders)	76	2,598
Mack-Cali Realty Corp. (REIT)	152	4,083
Macrovision Solutions Corp.* (Entertainment)	190	3,842
Manpower, Inc. (Commercial Services)	190	8,187
ManTech International Corp. - Class A* (Software)	38	1,375
Mariner Energy, Inc.* (Oil & Gas)	209	2,378
Martin Marietta Materials (Building Materials)	95	7,983
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	114	3,402
Masimo Corp.* (Healthcare - Products)	114	3,295
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	76	2,380
MDU Resources Group, Inc. (Electric)	437	7,678
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	133	2,137
Mentor Graphics Corp.* (Computers)	228	1,532
Mercury General Corp. (Insurance)	76	2,567
Metavante Technologies, Inc.* (Software)	209	4,930
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	76	4,684
Mine Safety Appliances Co. (Environmental Control)	57	1,405
Minerals Technologies, Inc. (Chemicals)	38	1,413
Mohawk Industries, Inc.* (Textiles)	133	6,292
MPS Group, Inc.* (Commercial Services)	209	1,680
MSC Industrial Direct Co. - Class A (Retail)	95	3,881
National Fuel Gas Co. (Pipelines)	190	6,215
National Instruments Corp. (Computers)	133	2,931
Nationwide Health Properties, Inc. (REIT)	247	6,098
Navigant Consulting Co.* (Commercial Services)	114	1,677
NBTY, Inc.* (Pharmaceuticals)	133	3,446
NCR Corp.* (Computers)	380	3,857
Netflix, Inc.* (Internet)	95	4,304
NeuStar, Inc.* (Telecommunications)	171	3,251
New York Community Bancorp (Savings & Loans)	836	9,455

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Profund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
NewAlliance Bancshares, Inc. (Savings & Loans)	247	$3,189
Newfield Exploration Co.* (Oil & Gas)	323	10,071
Nordson Corp. (Machinery - Diversified)	76	2,757
NSTAR (Electric)	247	7,758
NV Energy, Inc. (Electric)	570	5,842
NVR, Inc.* (Home Builders)	19	9,602
Oceaneering International, Inc.* (Oil & Gas Services)	133	6,061
OGE Energy Corp. (Electric)	228	5,862
Old Republic International Corp. (Insurance)	570	5,341
Olin Corp. (Chemicals)	190	2,394
OMEGA Healthcare Investors, Inc. (REIT)	190	2,987
Omnicare, Inc. (Pharmaceuticals)	247	6,350
ONEOK, Inc. (Gas)	247	6,464
Oshkosh Truck Corp. (Auto Manufacturers)	171	1,642
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	133	4,465
Overseas Shipholding Group, Inc. (Transportation)	57	1,636
Owens & Minor, Inc. (Distribution/Wholesale)	95	3,295
Packaging Corp. of America (Packaging & Containers)	247	3,920
PacWest Bancorp (Banks)	57	830
Palm, Inc.* (Computers)	323	3,388
Panera Bread Co. - Class A* (Retail)	76	4,257
Parametric Technology Corp.* (Software)	285	3,178
Patriot Coal Corp.* (Coal)	152	958
Patterson-UTI Energy, Inc. (Oil & Gas)	361	4,588
Pentair, Inc. (Miscellaneous Manufacturing)	228	6,074
PepsiAmericas, Inc. (Beverages)	133	3,268
Perrigo Co. (Pharmaceuticals)	190	4,925
PetSmart, Inc. (Retail)	304	6,956
Pharmaceutical Product Development, Inc. (Commercial Services)	285	5,589
Phillips-Van Heusen Corp. (Apparel)	114	3,309
Plains Exploration & Production Co.* (Oil & Gas)	266	5,019
Plantronics, Inc. (Telecommunications)	114	1,452
PNM Resources, Inc. (Electric)	209	1,781
Polycom, Inc.* (Telecommunications)	190	3,542
Potlatch Corp. (Forest Products & Paper)	95	2,794
Priceline.com, Inc.* (Internet)	95	9,224
Pride International, Inc.* (Oil & Gas)	418	9,489
Protective Life Corp. (Insurance)	171	1,465
Psychiatric Solutions, Inc.* (Healthcare - Services)	133	2,579
Quanta Services, Inc.* (Commercial Services)	475	10,797
Quicksilver Resources, Inc.* (Oil & Gas)	266	2,163
Ralcorp Holdings, Inc.* (Food)	133	7,602
Raymond James Financial Corp. (Diversified Financial Services)	228	3,577
Rayonier, Inc. (Forest Products & Paper)	190	7,338
Realty Income Corp. (REIT)	247	5,516
Regency Centers Corp. (REIT)	171	6,404
Regis Corp. (Retail)	95	1,818
Reinsurance Group of America, Inc. (Insurance)	171	5,436
Reliance Steel & Aluminum Co. (Iron/Steel)	152	5,355
Rent-A-Center, Inc.* (Commercial Services)	152	2,926
ResMed, Inc.* (Healthcare - Products)	171	6,575
RF Micro Devices, Inc.* (Telecommunications)	646	1,363
Rollins, Inc. (Commercial Services)	95	1,710
Roper Industries, Inc. (Miscellaneous Manufacturing)	209	9,528
Ross Stores, Inc. (Retail)	304	11,534
RPM, Inc. (Chemicals)	304	4,201
Ruddick Corp. (Food)	95	2,438
SAIC, Inc.* (Commercial Services)	494	8,941
Saks, Inc.* (Retail)	342	1,782
Scholastic Corp. (Media)	57	1,125
Scientific Games Corp. - Class A* (Entertainment)	152	2,658
SEI Investments Co. (Software)	323	4,532
Semtech Corp.* (Semiconductors)	133	1,918
Sensient Technologies Corp. (Chemicals)	114	2,665
Sepracor, Inc.* (Pharmaceuticals)	266	3,780
Service Corp. International (Commercial Services)	627	2,840
Shaw Group, Inc.* (Engineering & Construction)	190	6,371
Silicon Laboratories, Inc.* (Semiconductors)	95	3,160
SL Green Realty Corp. (REIT)	133	2,349
Smithfield Foods, Inc.* (Food)	285	2,462
Sonoco Products Co. (Packaging & Containers)	247	6,029
Sotheby’s (Commercial Services)	152	1,765
Southern Union Co. (Gas)	304	4,837
SPX Corp. (Miscellaneous Manufacturing)	114	5,263
SRA International, Inc. - Class A* (Computers)	95	1,462
StanCorp Financial Group, Inc. (Insurance)	114	3,127
Steel Dynamics, Inc. (Iron/Steel)	399	4,968
STERIS Corp. (Healthcare - Products)	133	3,205
Strayer Education, Inc. (Commercial Services)	19	3,599
Superior Energy Services, Inc.* (Oil & Gas Services)	190	3,650
SVB Financial Group* (Banks)	76	1,578
Sybase, Inc.* (Software)	190	6,452
Syniverse Holdings, Inc.* (Telecommunications)	114	1,436
Synopsys, Inc.* (Computers)	342	7,449
Synovus Financial Corp. (Banks)	684	2,209
TCF Financial Corp. (Banks)	266	3,700

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Profund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Distribution/Wholesale)	114	$3,282
Techne Corp. (Healthcare - Products)	76	4,349
Teleflex, Inc. (Miscellaneous Manufacturing)	95	4,083
Telephone & Data Systems, Inc. (Telecommunications)	247	7,081
Temple-Inland, Inc. (Forest Products & Paper)	247	2,949
Terex Corp.* (Machinery - Construction & Mining)	228	3,146
Terra Industries, Inc. (Chemicals)	247	6,545
The Brink’s Co. (Miscellaneous Manufacturing)	95	2,693
The Colonial BancGroup, Inc. (Banks)	494	375
The Corporate Executive Board Co. (Commercial Services)	76	1,313
The Macerich Co. (REIT)	190	3,331
The Ryland Group, Inc. (Home Builders)	95	1,967
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	95	3,208
The Timberland Co. - Class A* (Apparel)	114	1,851
The Warnaco Group, Inc.* (Apparel)	114	3,288
Thomas & Betts Corp.* (Electronics)	114	3,548
Thor Industries, Inc. (Home Builders)	76	1,747
Thoratec Corp.* (Healthcare - Products)	133	3,865
Tidewater, Inc. (Oil & Gas Services)	114	4,930
Timken Co. (Metal Fabricate/Hardware)	209	3,361
Toll Brothers, Inc.* (Home Builders)	304	6,159
Tootsie Roll Industries, Inc. (Food)	57	1,388
Trimble Navigation, Ltd.* (Electronics)	285	6,110
Trinity Industries, Inc. (Miscellaneous Manufacturing)	190	2,776
Trustmark Corp. (Banks)	114	2,478
Tupperware Corp. (Household Products/Wares)	152	3,805
UDR, Inc. (REIT)	361	3,635
UGI Corp. (Gas)	266	6,102
Under Armour, Inc. - Class A* (Retail)	76	1,789
Unit Corp.* (Oil & Gas)	114	3,111
United Rentals, Inc.* (Commercial Services)	133	806
United Therapeutics Corp.* (Pharmaceuticals)	57	3,580
Unitrin, Inc. (Insurance)	114	1,938
Universal Corp. (Agriculture)	57	1,719
Universal Health Services, Inc. - Class B (Healthcare - Services)	114	5,746
Urban Outfitters, Inc.* (Retail)	266	5,184
URS Corp.* (Engineering & Construction)	209	9,209
Valeant Pharmaceuticals International* (Pharmaceuticals)	190	3,184
Valley National Bancorp (Banks)	323	4,674
Valspar Corp. (Chemicals)	247	5,928
ValueClick, Inc.* (Internet)	209	2,215
Varian, Inc.* (Electronics)	57	1,882
VCA Antech, Inc.* (Pharmaceuticals)	209	5,229
Vectren Corp. (Gas)	190	4,212
Vertex Pharmaceuticals, Inc.* (Biotechnology)	418	12,883
Vishay Intertechnology, Inc.* (Electronics)	456	2,677
W.R. Berkley Corp. (Insurance)	342	8,177
Wabtec Corp. (Machinery - Diversified)	114	4,348
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	209	4,684
Washington Federal, Inc. (Savings & Loans)	209	2,713
Waste Connections, Inc.* (Environmental Control)	190	4,898
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	95	5,040
Webster Financial Corp. (Banks)	114	596
Weingarten Realty Investors (REIT)	247	3,838
WellCare Health Plans, Inc.* (Healthcare - Services)	95	1,426
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	1,026	5,130
Werner Enterprises, Inc. (Transportation)	95	1,553
Westamerica Bancorp (Banks)	57	3,057
Westar Energy, Inc. (Electric)	266	4,663
Western Digital Corp.* (Computers)	551	12,960
WGL Holdings, Inc. (Gas)	114	3,550
Williams Sonoma, Inc. (Retail)	209	2,926
Wilmington Trust Corp. (Banks)	171	2,481
Wind River Systems, Inc.* (Software)	152	1,114
Woodward Governor Co. (Electronics)	133	2,655
Worthington Industries, Inc. (Metal Fabricate/Hardware)	133	1,982
YRC Worldwide, Inc.* (Transportation)	133	403
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	133	2,826

TOTAL COMMON STOCKS (Cost $1,214,617)		1,634,531

	Principal Amount
Repurchase Agreements (70.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $836,002
(Collateralized by $851,900 U.S. Treasury Notes, 0.88%, 2/28/11, market value $852,869)	$836,000	836,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,719,007
(Collateralized by $2,652,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,773,926)	2,719,000	2,719,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Profund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $2,091,005
(Collateralized by $2,137,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $2,133,299)	$2,091,000	$2,091,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $169,000
(Collateralized by $173,000 of various Federal Home Loan Mortgage Corp. Securities, 0.21%‡-5.00%, 9/21/09-9/1/10, market value $173,352)	169,000	169,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,815,000)		5,815,000

TOTAL INVESTMENT SECURITIES (Cost $7,029,617)—89.7%		7,449,531
Net other assets (liabilities) — 10.3%		855,282

NET ASSETS — 100.0%		$8,304,813

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $200,000.
‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $5,748,430)	103	$891,424

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 5/27/09	$890,986	$28,213

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	NM
Aerospace/Defense	0.1%
Agriculture	NM
Airlines	NM
Apparel	0.1%
Auto Manufacturers	NM
Auto Parts & Equipment	0.1%
Banks	0.8%
Beverages	0.1%
Biotechnology	0.3%
Building Materials	0.2%
Chemicals	0.7%
Coal	0.1%
Commercial Services	1.2%
Computers	0.6%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	0.5%
Electric	0.8%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.4%
Entertainment	0.2%
Environmental Control	0.1%
Food	0.3%
Forest Products & Paper	0.1%
Gas	0.6%
Hand/Machine Tools	0.1%
Healthcare - Products	0.9%
Healthcare - Services	0.4%
Home Builders	0.2%
Household Products/Wares	0.2%
Insurance	0.9%
Internet	0.3%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	NM
Lodging	NM
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	NM
Metal Fabricate/Hardware	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	NM
Oil & Gas	0.8%
Oil & Gas Services	0.4%
Packaging & Containers	0.2%
Pharmaceuticals	0.6%
Pipelines	0.1%
REIT	1.0%
Real Estate	NM
Retail	1.6%
Retail - Restaurants	0.1%
Savings & Loans	0.2%
Semiconductors	0.3%
Software	0.7%
Telecommunications	0.3%
Textiles	0.1%
Toys/Games/Hobbies	NM
Transportation	0.2%
Trucking & Leasing	NM
Water	0.1%
Other**	80.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (56.0%)
1st Source Corp. (Banks)	485	$9,525
3Com Corp.* (Telecommunications)	5,238	21,214
99 Cents Only Stores* (Retail)	582	6,251
AAON, Inc. (Building Materials)	776	15,116
AAR Corp.* (Aerospace/Defense)	582	8,771
Aaron’s, Inc. (Commercial Services)	388	13,021
Abaxis, Inc.* (Healthcare - Products)	970	14,666
ABM Industries, Inc. (Commercial Services)	776	13,596
Acadia Realty Trust (REIT)	1,358	19,691
ACI Worldwide, Inc.* (Software)	582	10,051
Acorda Therapeutics, Inc.* (Biotechnology)	1,067	21,159
Actel Corp.* (Semiconductors)	1,358	16,798
Actuant Corp. - Class A (Miscellaneous Manufacturing)	970	11,892
Acuity Brands, Inc. (Miscellaneous Manufacturing)	485	13,939
Acxiom Corp. (Software)	1,164	11,233
Adaptec, Inc.* (Telecommunications)	6,014	17,200
Administaff, Inc. (Commercial Services)	388	10,344
ADTRAN, Inc. (Telecommunications)	582	12,309
Advent Software, Inc.* (Software)	291	9,673
Advisory Board Co.* (Commercial Services)	873	16,273
Aeropostale, Inc.* (Retail)	873	29,656
AirTran Holdings, Inc.* (Airlines)	2,328	16,180
Alaska Air Group, Inc.* (Airlines)	291	4,883
Alaska Communications Systems Group, Inc. (Telecommunications)	2,522	15,208
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,358	45,384
Align Technology, Inc.* (Healthcare - Products)	1,261	15,649
Alkermes, Inc.* (Pharmaceuticals)	2,134	16,325
ALLETE, Inc. (Electric)	388	10,104
Alliance One International, Inc.* (Agriculture)	3,395	12,731
Allos Therapeutics, Inc.* (Pharmaceuticals)	2,037	12,487
Allscripts Healthcare Solutions, Inc. (Software)	1,649	20,481
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	776	14,255
AMAG Pharmaceuticals, Inc.* (Biotechnology)	291	13,051
AMCOL International Corp. (Mining)	776	15,039
Amedisys, Inc.* (Healthcare - Services)	388	13,014
AMERCO* (Trucking & Leasing)	194	6,295
American Campus Communities, Inc. (REIT)	776	16,824
American Ecology Corp. (Environmental Control)	679	11,217
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,358	16,798
American Oriental Bioengineering, Inc.* (Biotechnology)	2,037	8,637
American Physicians Capital, Inc. (Insurance)	388	16,164
American Public Education, Inc.* (Commercial Services)	194	6,984
American Science & Engineering, Inc. (Electronics)	194	11,690
American States Water Co. (Water)	485	16,747
American Superconductor Corp.* (Electrical Components & Equipment)	776	19,943
American Vanguard Corp. (Chemicals)	679	8,684
AMERIGROUP Corp.* (Healthcare - Services)	582	17,384
Amerisafe, Inc.* (Insurance)	776	11,919
Ameristar Casinos, Inc. (Lodging)	582	11,943
Ameron International Corp. (Miscellaneous Manufacturing)	194	11,479
Amkor Technology, Inc.* (Semiconductors)	3,589	15,469
AmSurg Corp.* (Healthcare - Services)	582	11,954
Analogic Corp. (Electronics)	388	14,123
AngioDynamics, Inc.* (Healthcare - Products)	1,164	14,748
Anixter International, Inc.* (Telecommunications)	388	15,435
Anworth Mortgage Asset Corp. (REIT)	1,649	10,603
Apogee Enterprises, Inc. (Building Materials)	873	11,698
Apollo Investment Corp. (Investment Companies)	3,492	16,762
Applied Industrial Technologies, Inc. (Machinery - Diversified)	582	13,095
Applied Micro Circuits Corp.* (Semiconductors)	4,268	23,261
Applied Signal Technology, Inc. (Telecommunications)	873	17,250
Arbitron, Inc. (Commercial Services)	679	14,137
Arch Chemicals, Inc. (Chemicals)	582	14,073
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,402	17,990
Arena Resources, Inc.* (Oil & Gas)	776	22,248
Ares Capital Corp. (Investment Companies)	3,783	22,206
Argo Group International Holdings, Ltd.* (Insurance)	776	21,720
Argon ST, Inc.* (Aerospace/Defense)	485	9,889
Ariba, Inc.* (Internet)	1,843	17,711
Arkansas Best Corp. (Transportation)	582	13,433
Arris Group, Inc.* (Telecommunications)	1,746	18,630
Art Technology Group, Inc.* (Internet)	3,880	12,183
AsiaInfo Holdings, Inc.* (Internet)	582	9,749
Aspen Insurance Holdings, Ltd. (Insurance)	1,358	32,022
Astec Industries, Inc.* (Machinery - Construction & Mining)	291	8,969
athenahealth, Inc.* (Software)	388	12,338
Atheros Communications* (Telecommunications)	776	13,363
Atlas America, Inc. (Oil & Gas)	1,261	19,621
ATMI, Inc.* (Semiconductors)	582	9,190

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	873	$19,992
Avid Technology, Inc.* (Software)	1,358	15,033
Avista Corp. (Electric)	1,067	16,058
Avocent Corp.* (Internet)	873	12,606
Axsys Technologies, Inc.* (Electronics)	194	8,131
AZZ, Inc.* (Miscellaneous Manufacturing)	388	12,001
Badger Meter, Inc. (Electronics)	388	15,116
Balchem Corp. (Chemicals)	679	16,900
Baldor Electric Co. (Hand/Machine Tools)	776	18,003
Bally Technologies, Inc.* (Entertainment)	679	17,776
BancFirst Corp. (Banks)	97	4,142
Bank Mutual Corp. (Banks)	1,552	15,939
Bank of the Ozarks, Inc. (Banks)	388	9,634
Bankrate, Inc.* (Commercial Services)	291	7,275
Barnes Group, Inc. (Miscellaneous Manufacturing)	970	13,735
Basic Energy Services, Inc.* (Oil & Gas Services)	1,261	12,862
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	776	12,338
Belden, Inc. (Electrical Components & Equipment)	873	14,073
Benchmark Electronics, Inc.* (Electronics)	1,067	12,943
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	485	4,879
Berkshire Hills Bancorp, Inc. (Savings & Loans)	873	19,695
Berry Petroleum Co. - Class A (Oil & Gas)	970	15,986
Bill Barrett Corp.* (Oil & Gas)	679	17,640
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	194	13,520
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	485	12,450
BioMed Realty Trust, Inc. (REIT)	1,843	21,029
Black Box Corp. (Telecommunications)	679	18,584
Black Hills Corp. (Electric)	873	17,355
Blackbaud, Inc. (Software)	970	14,763
Blackboard, Inc.* (Software)	582	19,805
Blue Coat Systems, Inc.* (Internet)	582	7,717
Blue Nile, Inc.* (Internet)	291	12,385
Bob Evans Farms, Inc. (Retail)	582	14,113
Brady Corp. - Class A (Electronics)	776	16,350
Briggs & Stratton Corp. (Machinery - Diversified)	873	12,990
Bristow Group, Inc.* (Transportation)	485	11,039
Brookline Bancorp, Inc. (Savings & Loans)	1,358	13,471
Brooks Automation, Inc.* (Semiconductors)	2,425	15,083
Bruker Corp.* (Healthcare - Products)	970	6,383
Brunswick Corp. (Leisure Time)	3,492	20,882
Brush Engineered Materials, Inc.* (Mining)	873	14,771
Buffalo Wild Wings, Inc.* (Retail)	291	11,361
Cabela’s, Inc.* (Retail)	776	9,941
Cabot Microelectronics Corp.* (Chemicals)	388	11,178
CACI International, Inc. - Class A* (Computers)	388	15,345
Cal Dive International, Inc.* (Oil & Gas Services)	1,164	9,219
Cal-Maine Foods, Inc. (Food)	291	7,703
Calgon Carbon Corp.* (Environmental Control)	873	14,824
California Pizza Kitchen, Inc.* (Retail)	1,067	16,763
California Water Service Group (Water)	291	11,358
Callaway Golf Co. (Leisure Time)	2,037	15,379
Capella Education Co.* (Commercial Services)	194	9,968
Capstead Mortgage Corp. (REIT)	1,164	13,258
CARBO Ceramics, Inc. (Oil & Gas Services)	291	8,937
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,067	13,156
Carter’s, Inc.* (Apparel)	776	16,591
Casey’s General Stores, Inc. (Retail)	485	12,906
Cash America International, Inc. (Retail)	485	10,845
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	388	8,749
Cathay Bancorp, Inc. (Banks)	1,164	13,060
Cavium Networks, Inc.* (Semiconductors)	776	9,762
Cbeyond, Inc.* (Telecommunications)	485	9,884
CBIZ, Inc.* (Commercial Services)	1,261	9,911
CEC Entertainment, Inc.* (Retail)	291	8,864
Celera Corp.* (Biotechnology)	1,843	14,910
Centene Corp.* (Healthcare - Services)	582	10,691
Centennial Communications Corp.* (Telecommunications)	1,261	10,428
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,261	11,437
Central Vermont Public Service Corp. (Electric)	1,455	24,968
Cepheid, Inc.* (Healthcare - Products)	1,649	15,995
Ceradyne, Inc.* (Miscellaneous Manufacturing)	485	8,361
CH Energy Group, Inc. (Electric)	194	8,621
Chattem, Inc.* (Cosmetics/Personal Care)	291	15,979
Checkpoint Systems, Inc.* (Electronics)	1,455	17,678
Cheesecake Factory, Inc.* (Retail)	970	16,849
Chemed Corp. (Commercial Services)	194	8,212
Chemical Financial Corp. (Banks)	582	12,426
Chico’s FAS, Inc.* (Retail)	2,425	18,527
Chimera Investment Corp. (REIT)	3,201	11,300
Churchill Downs, Inc. (Entertainment)	388	13,506
Cincinnati Bell, Inc.* (Telecommunications)	4,268	11,908
Cinemark Holdings, Inc. (Entertainment)	776	6,906
CIRCOR International, Inc. (Metal Fabricate/Hardware)	388	9,983
Cirrus Logic, Inc.* (Semiconductors)	3,201	14,885

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Citizens, Inc.* (Insurance)	1,455	$10,491
City Holding Co. (Banks)	388	11,442
CKE Restaurants, Inc. (Retail)	1,164	11,139
Clarcor, Inc. (Miscellaneous Manufacturing)	582	18,089
Clean Harbors, Inc.* (Environmental Control)	97	4,860
Cleco Corp. (Electric)	582	12,274
CNA Surety Corp.* (Insurance)	291	5,602
Coeur d’Alene Mines Corp.* (Mining)	17,654	24,363
Cogent Communications Group, Inc.* (Internet)	1,261	10,643
Cogent, Inc.* (Electronics)	582	6,600
Cognex Corp. (Machinery - Diversified)	1,067	15,013
Coherent, Inc.* (Electronics)	873	16,587
Coinstar, Inc.* (Commercial Services)	485	17,261
Collective Brands, Inc.* (Retail)	1,164	16,901
Columbia Sportswear Co. (Apparel)	194	5,960
Comfort Systems USA, Inc. (Building Materials)	1,164	12,560
Community Bank System, Inc. (Banks)	679	11,170
Community Trust Bancorp, Inc. (Banks)	485	14,676
Commvault Systems, Inc.* (Software)	970	12,076
Compass Minerals International, Inc. (Mining)	582	28,064
Computer Programs & Systems, Inc. (Software)	485	16,970
Comstock Resources, Inc.* (Oil & Gas)	679	23,398
Comtech Telecommunications Corp.* (Telecommunications)	194	6,493
Conceptus, Inc.* (Healthcare - Products)	1,261	17,074
Concho Resources, Inc.* (Oil & Gas)	873	23,938
Concur Technologies, Inc.* (Software)	679	18,381
CONMED Corp.* (Healthcare - Products)	873	11,628
Constant Contact, Inc.* (Internet)	679	10,816
Contango Oil & Gas Co.* (Oil & Gas)	291	11,026
Corinthian Colleges, Inc.* (Commercial Services)	1,358	20,913
Corporate Office Properties Trust (REIT)	485	14,822
CoStar Group, Inc.* (Commercial Services)	388	14,375
Cougar Biotechnology, Inc.* (Biotechnology)	388	13,549
Cousins Properties, Inc. (REIT)	1,649	13,934
CRA International, Inc.* (Commercial Services)	776	18,112
Cracker Barrel Old Country Store, Inc. (Retail)	388	12,653
CSG Systems International, Inc.* (Software)	679	9,846
Cubic Corp. (Electronics)	97	2,785
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	970	16,102
Curtiss-Wright Corp. (Aerospace/Defense)	388	12,404
CVB Financial Corp. (Banks)	1,552	9,328
Cyberonics, Inc.* (Healthcare - Products)	1,067	14,127
CyberSource Corp.* (Internet)	1,261	18,423
Cymer, Inc.* (Electronics)	291	8,267
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,552	11,174
Danvers Bancorp, Inc. (Savings & Loans)	1,843	26,742
Darling International, Inc.* (Environmental Control)	2,231	12,761
Data Domain, Inc.* (Computers)	679	11,258
DCT Industrial Trust, Inc. (REIT)	4,753	21,008
DealerTrack Holdings, Inc.* (Internet)	873	13,252
Deckers Outdoor Corp.* (Apparel)	194	10,965
Delphi Financial Group, Inc. - Class A (Insurance)	776	13,402
Deltic Timber Corp. (Forest Products & Paper)	194	8,175
Deluxe Corp. (Commercial Services)	1,261	18,284
Dendreon Corp.* (Biotechnology)	656	13,907
DG Fastchannel, Inc.* (Media)	679	15,841
Diamond Foods, Inc. (Food)	388	10,162
DiamondRock Hospitality Co. (REIT)	3,201	20,774
Digital River, Inc.* (Internet)	582	22,360
Dillards, Inc. - Class A (Retail)	2,522	19,445
Diodes, Inc.* (Semiconductors)	776	11,547
Dionex Corp.* (Electronics)	194	12,222
Domino’s Pizza, Inc.* (Retail)	970	9,157
Dress Barn, Inc.* (Retail)	679	10,280
Drill-Quip, Inc.* (Oil & Gas Services)	485	16,674
DTS, Inc.* (Home Furnishings)	582	15,510
DynCorp International, Inc. - Class A* (Commercial Services)	291	4,438
Eagle Bulk Shipping, Inc. (Transportation)	1,843	12,016
EarthLink, Inc.* (Internet)	1,940	14,705
East West Bancorp, Inc. (Banks)	2,037	13,913
EastGroup Properties, Inc. (REIT)	388	13,041
Eclipsys Corp.* (Software)	1,164	15,365
eHealth, Inc.* (Insurance)	776	14,891
El Paso Electric Co.* (Electric)	970	13,386
Electronics for Imaging, Inc.* (Computers)	1,552	15,241
EMCOR Group, Inc.* (Engineering & Construction)	873	18,150
Emergency Medical Services Corp. - Class A* (Commercial Services)	388	13,518
Emergent Biosolutions, Inc.* (Biotechnology)	194	2,078
Empire District Electric Co. (Electric)	1,649	24,686
Employers Holdings, Inc. (Insurance)	1,067	8,899
EMS Technologies, Inc.* (Telecommunications)	873	16,631
Emulex Corp.* (Semiconductors)	1,940	20,312
Encore Wire Corp. (Electrical Components & Equipment)	388	8,474
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,067	19,611
EnergySolutions, Inc. (Environmental Control)	679	6,586
EnerSys* (Electrical Components & Equipment)	582	9,923

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	679	$10,837
Enstar Group, Ltd.* (Insurance)	97	6,920
Entertainment Properties Trust (REIT)	776	17,933
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,007	17,290
EPIQ Systems, Inc.* (Software)	679	10,504
Equity Lifestyle Properties, Inc. (REIT)	291	11,544
Equity One, Inc. (REIT)	485	7,217
eResearchTechnology, Inc.* (Internet)	1,843	9,344
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	388	16,133
Esterline Technologies Corp.* (Aerospace/Defense)	388	10,224
Euronet Worldwide, Inc.* (Commercial Services)	873	14,125
ev3, Inc.* (Healthcare - Products)	1,843	15,407
EXCO Resources, Inc.* (Oil & Gas)	2,328	27,424
Exelixis, Inc.* (Biotechnology)	2,910	14,346
Exponent, Inc.* (Commercial Services)	582	16,238
Extra Space Storage, Inc. (REIT)	2,619	18,621
EZCORP, Inc. - Class A* (Retail)	873	10,816
F.N.B. Corp. (Banks)	2,037	15,318
Fair Isaac Corp. (Software)	873	14,684
FEI Co.* (Electronics)	776	13,332
Financial Federal Corp. (Diversified Financial Services)	679	16,710
First BanCorp (Banks)	2,037	11,224
First Cash Financial Services, Inc.* (Retail)	485	7,973
First Commonwealth Financial Corp. (Banks)	1,358	11,774
First Financial Bancorp (Banks)	1,746	18,839
First Financial Bankshares, Inc. (Banks)	97	4,780
First Financial Corp. (Banks)	291	10,796
First Midwest Bancorp, Inc. (Banks)	1,261	11,172
First Niagara Financial Group, Inc. (Savings & Loans)	679	9,194
FirstMerit Corp. (Banks)	776	15,062
Flagstone Reinsurance Holdings, Ltd. (Insurance)	1,261	11,677
Flowers Foods, Inc. (Food)	873	20,166
Force Protection, Inc.* (Auto Manufacturers)	1,164	8,870
Forestar Group, Inc.* (Real Estate)	679	8,732
FormFactor, Inc.* (Semiconductors)	582	10,144
Forrester Research, Inc.* (Commercial Services)	485	12,324
Forward Air Corp. (Transportation)	679	11,319
Fossil, Inc.* (Household Products/Wares)	776	15,644
FPIC Insurance Group, Inc.* (Insurance)	582	17,774
Franklin Electric Co., Inc. (Hand/Machine Tools)	388	9,192
Franklin Street Properties Corp. (REIT)	970	12,949
Fred’s, Inc. (Retail)	1,164	15,900
Fresh Del Monte Produce, Inc.* (Food)	679	9,859
Fuller (H.B.) Co. (Chemicals)	776	13,704
G & K Services, Inc. (Textiles)	679	16,955
Gartner Group, Inc.* (Commercial Services)	970	13,105
Gaylord Entertainment Co.* (Lodging)	970	13,522
Genco Shipping & Trading, Ltd. (Transportation)	582	11,116
General Maritime Corp. (Oil & Gas Services)	1,649	16,375
Genesco, Inc. (Retail)	485	11,048
Genesee & Wyoming, Inc. - Class A* (Transportation)	485	14,550
Genomic Health, Inc.* (Healthcare - Products)	388	8,730
Genoptix, Inc.* (Healthcare - Services)	194	5,642
Gentiva Health Services, Inc.* (Healthcare - Services)	485	7,726
GeoEye, Inc.* (Telecommunications)	776	19,315
Geron Corp.* (Biotechnology)	2,134	10,969
Getty Realty Corp. (REIT)	582	11,419
Glacier Bancorp, Inc. (Banks)	679	10,402
Glatfelter (Forest Products & Paper)	1,940	17,227
Goodrich Petroleum Corp.* (Oil & Gas)	388	8,897
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,843	16,200
Gran Tierra Energy, Inc.* (Oil & Gas)	5,820	14,434
Granite Construction, Inc. (Engineering & Construction)	388	15,307
Greatbatch, Inc.* (Electrical Components & Equipment)	582	12,245
Green Mountain Coffee Roasters, Inc.* (Beverages)	194	14,028
Greenhill & Co., Inc. (Diversified Financial Services)	194	15,041
Greenlight Capital Re, Ltd. - Class A* (Insurance)	1,164	18,019
Griffon Corp.* (Miscellaneous Manufacturing)	1,164	10,092
GSI Commerce, Inc.* (Internet)	582	8,270
GulfMark Offshore, Inc.* (Transportation)	388	10,429
Haemonetics Corp.* (Healthcare - Products)	291	15,024
Halozyme Therapeutics, Inc.* (Biotechnology)	1,940	12,261
Hancock Holding Co. (Banks)	291	11,020
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,164	16,191
Harleysville Group, Inc. (Insurance)	194	5,610
Harmonic, Inc.* (Telecommunications)	1,940	14,220
Hatteras Financial Corp. (REIT)	97	2,335
Healthcare Realty Trust, Inc. (REIT)	970	16,286
Healthcare Services Group, Inc. (Commercial Services)	485	8,672
HEALTHSOUTH Corp.* (Healthcare - Services)	1,940	18,178
HealthSpring, Inc.* (Healthcare - Services)	679	6,267

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Healthways, Inc.* (Healthcare - Services)	1,067	$11,129
Heartland Express, Inc. (Transportation)	291	4,350
HEICO Corp. (Aerospace/Defense)	582	16,709
Heidrick & Struggles International, Inc. (Commercial Services)	776	13,114
Helen of Troy, Ltd.* (Household Products/Wares)	970	15,471
Herman Miller, Inc. (Office Furnishings)	873	12,982
Hexcel Corp.* (Aerospace/Defense Equipment)	1,164	11,163
Hibbett Sports, Inc.* (Retail)	582	12,135
Highwoods Properties, Inc. (REIT)	873	20,943
Hilltop Holdings, Inc.* (Real Estate)	1,067	12,089
Hittite Microwave Corp.* (Semiconductors)	97	3,605
HMS Holdings Corp.* (Commercial Services)	485	14,540
HNI Corp. (Office Furnishings)	873	13,531
Home Properties, Inc. (REIT)	485	17,673
Horace Mann Educators Corp. (Insurance)	1,746	15,330
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	582	13,520
Hot Topic, Inc.* (Retail)	970	11,873
Hub Group, Inc. - Class A* (Transportation)	582	13,386
Huron Consulting Group, Inc.* (Commercial Services)	388	18,605
IBERIABANK Corp. (Banks)	194	8,862
Iconix Brand Group, Inc.* (Apparel)	1,164	16,599
ICU Medical, Inc.* (Healthcare - Products)	291	10,942
IDACORP, Inc. (Electric)	388	9,300
II-VI, Inc.* (Electronics)	388	9,300
Immucor, Inc.* (Healthcare - Products)	1,067	17,381
ImmunoGen, Inc.* (Biotechnology)	2,425	16,854
Infinera Corp.* (Telecommunications)	1,358	11,462
Infinity Property & Casualty Corp. (Insurance)	291	10,255
Informatica Corp.* (Software)	1,358	21,592
Inland Real Estate Corp. (REIT)	1,552	13,627
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	679	10,409
Integra LifeSciences Holdings* (Biotechnology)	388	10,018
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	970	14,307
InterDigital, Inc.* (Telecommunications)	582	15,318
Interline Brands, Inc.* (Building Materials)	1,358	17,600
Intermec, Inc.* (Machinery - Diversified)	1,164	14,061
InterMune, Inc.* (Biotechnology)	1,067	14,447
International Bancshares Corp. (Banks)	1,358	18,347
Invacare Corp. (Healthcare - Products)	970	14,928
inVentiv Health, Inc.* (Advertising)	1,067	11,833
Investors Bancorp, Inc.* (Savings & Loans)	1,067	9,774
Investors Real Estate Trust (REIT)	1,649	15,253
Iowa Telecommunications Services, Inc. (Telecommunications)	1,552	20,455
IPC Holdings, Ltd. (Insurance)	873	22,733
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,552	24,335
ITC Holdings Corp. (Electric)	679	29,557
J & J Snack Foods Corp. (Food)	291	11,279
J. Crew Group, Inc.* (Retail)	679	11,686
j2 Global Communications, Inc.* (Internet)	582	13,962
Jack Henry & Associates, Inc. (Computers)	776	13,984
Jack in the Box, Inc.* (Retail)	485	11,926
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	970	12,270
James River Coal Co.* (Coal)	679	9,669
JDA Software Group, Inc.* (Software)	1,164	16,424
JetBlue Airways Corp.* (Airlines)	1,843	9,086
Jo-Ann Stores, Inc.* (Retail)	776	14,216
Jos. A. Bank Clothiers, Inc.* (Retail)	194	7,845
Kaiser Aluminum Corp. (Mining)	291	8,596
Kaman Corp. (Aerospace/Defense)	582	9,842
Kaydon Corp. (Metal Fabricate/Hardware)	485	15,501
KBW, Inc.* (Diversified Financial Services)	582	14,079
Kendle International, Inc.* (Commercial Services)	485	4,317
Kindred Healthcare, Inc.* (Healthcare - Services)	582	7,578
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,843	28,548
Knight Transportation, Inc. (Transportation)	582	10,290
Knoll, Inc. (Office Furnishings)	1,358	9,615
Korn/Ferry International* (Commercial Services)	1,164	12,327
L-1 Identity Solutions, Inc.* (Electronics)	1,552	11,361
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	485	15,884
LaBranche & Co., Inc.* (Diversified Financial Services)	4,365	18,246
Laclede Group, Inc. (Gas)	291	10,092
Lancaster Colony Corp. (Miscellaneous Manufacturing)	194	8,497
Lance, Inc. (Food)	582	13,479
Landauer, Inc. (Commercial Services)	194	10,278
Lawson Software, Inc.* (Software)	2,425	13,071
Layne Christensen Co.* (Engineering & Construction)	582	12,606
Lexington Realty Trust (REIT)	29	112
LHC Group, Inc.* (Healthcare - Services)	291	6,641
Life Time Fitness, Inc.* (Leisure Time)	776	14,558
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	4,268	12,761
Lindsay Manufacturing Co. (Machinery - Diversified)	291	11,323

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
LTC Properties, Inc. (REIT)	776	$13,976
Lufkin Industries, Inc. (Oil & Gas Services)	388	13,541
Luminex Corp.* (Healthcare - Products)	776	12,734
Macrovision Solutions Corp.* (Entertainment)	873	17,652
Magellan Health Services, Inc.* (Healthcare - Services)	388	11,469
Manhattan Associates, Inc.* (Computers)	1,164	19,346
ManTech International Corp. - Class A* (Software)	97	3,510
Martek Biosciences Corp. (Biotechnology)	582	10,604
Marten Transport, Ltd.* (Transportation)	582	12,071
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	679	20,261
Masimo Corp.* (Healthcare - Products)	679	19,623
MasTec, Inc.* (Telecommunications)	776	9,708
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	485	15,190
Max Capital Group, Ltd. (Insurance)	1,067	17,659
MAXIMUS, Inc. (Commercial Services)	194	7,824
MB Financial, Inc. (Banks)	970	13,221
McGrath Rentcorp (Commercial Services)	679	14,354
McMoRan Exploration Co.* (Oil & Gas)	2,910	15,976
Meadowbrook Insurance Group, Inc. (Insurance)	2,522	15,006
Medarex, Inc.* (Pharmaceuticals)	2,910	17,227
MedAssets, Inc.* (Software)	388	6,689
Medical Properties Trust, Inc. (REIT)	3,880	20,719
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	970	15,588
Medivation, Inc.* (Pharmaceuticals)	582	11,250
Mentor Graphics Corp.* (Computers)	2,328	15,644
MercadoLibre, Inc.* (Commercial Services)	388	10,604
Meridian Bioscience, Inc. (Healthcare - Products)	776	13,487
Merit Medical Systems, Inc.* (Healthcare - Products)	873	13,540
Meritage Homes Corp.* (Home Builders)	1,067	22,204
MFA Financial, Inc. (REIT)	3,492	20,568
MGE Energy, Inc. (Electric)	291	8,928
Micrel, Inc. (Semiconductors)	679	5,093
Micros Systems, Inc.* (Computers)	1,067	22,386
Microsemi Corp.* (Semiconductors)	1,261	16,923
MicroStrategy, Inc. - Class A* (Software)	388	15,097
Mid-America Apartment Communities, Inc. (REIT)	485	17,940
Mine Safety Appliances Co. (Environmental Control)	582	14,346
Minerals Technologies, Inc. (Chemicals)	388	14,430
MKS Instruments, Inc.* (Semiconductors)	970	15,180
Mobile Mini, Inc.* (Storage/Warehousing)	1,067	14,618
Molina Healthcare, Inc.* (Healthcare - Services)	291	6,300
Monolithic Power Systems, Inc.* (Semiconductors)	582	10,767
Monro Muffler Brake, Inc. (Commercial Services)	291	7,266
Montpelier Re Holdings, Ltd. (Insurance)	1,649	20,547
Moog, Inc. - Class A* (Aerospace/Defense)	485	12,988
MPS Group, Inc.* (Commercial Services)	1,746	14,038
MTS Systems Corp. (Computers)	776	16,397
Mueller Industries, Inc. (Metal Fabricate/Hardware)	582	12,787
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,880	16,257
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	485	15,074
Myriad Genetics, Inc.* (Biotechnology)	1,358	52,677
Nash Finch Co. (Food)	485	14,206
NATCO Group, Inc. - Class A* (Oil & Gas Services)	582	14,003
National CineMedia, Inc. (Entertainment)	1,164	16,913
National Health Investors, Inc. (REIT)	291	7,805
National Healthcare Corp. (Healthcare - Services)	97	3,851
National Penn Bancshares, Inc. (Banks)	1,455	11,771
National Presto Industries, Inc. (Housewares)	97	6,912
National Retail Properties, Inc. (REIT)	970	17,208
Navigant Consulting Co.* (Commercial Services)	970	14,269
NBT Bancorp, Inc. (Banks)	388	9,188
Nektar Therapeutics* (Biotechnology)	3,104	17,382
Neogen Corp.* (Pharmaceuticals)	679	15,393
Net 1 UEPS Technologies, Inc.* (Commercial Services)	873	14,404
Netezza Corp.* (Computers)	1,552	12,556
Netflix, Inc.* (Internet)	485	21,975
NETGEAR, Inc.* (Telecommunications)	1,067	17,083
Netlogic Microsystems, Inc.* (Semiconductors)	291	9,484
NetScout Systems, Inc.* (Computers)	873	7,848
Neutral Tandem, Inc.* (Telecommunications)	388	11,097
New Jersey Resources Corp. (Gas)	194	6,386
NewAlliance Bancshares, Inc. (Savings & Loans)	1,067	13,775
NewMarket Corp. (Chemicals)	194	12,222
Newpark Resources, Inc.* (Oil & Gas Services)	5,141	14,395
Nicor, Inc. (Gas)	291	9,353
Nordic American Tanker Shipping, Ltd. (Transportation)	679	22,047

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Nordson Corp. (Machinery - Diversified)	388	$14,077
Northwest Bancorp, Inc. (Savings & Loans)	194	3,411
Northwest Natural Gas Co. (Gas)	194	7,935
NorthWestern Corp. (Electric)	679	14,205
NTELOS Holdings Corp. (Telecommunications)	582	9,300
Nu Skin Enterprises, Inc. (Retail)	873	11,192
Nutri/System, Inc. (Commercial Services)	776	10,662
NuVasive, Inc.* (Healthcare - Products)	582	22,058
Ocwen Financial Corp.* (Diversified Financial Services)	679	7,550
Odyssey Healthcare, Inc.* (Healthcare - Services)	1,455	15,074
Old Dominion Freight Line, Inc.* (Transportation)	388	10,922
Old National Bancorp (Banks)	776	10,577
Olin Corp. (Chemicals)	776	9,778
OM Group, Inc.* (Chemicals)	582	16,215
OMEGA Healthcare Investors, Inc. (REIT)	1,164	18,298
Omnicell, Inc.* (Software)	1,552	13,658
Omniture, Inc.* (Commercial Services)	1,164	14,340
OmniVision Technologies, Inc.* (Semiconductors)	1,261	11,992
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	970	25,123
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	873	12,196
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,164	19,159
Orbital Sciences Corp.* (Aerospace/Defense)	582	8,998
Orion Marine Group, Inc.* (Engineering & Construction)	679	10,171
Ormat Technologies, Inc. (Electric)	291	10,243
Orthofix International N.V.* (Healthcare - Products)	970	16,538
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,067	35,819
OSI Systems, Inc.* (Electronics)	776	14,550
Osiris Therapeutics, Inc.* (Pharmaceuticals)	582	7,374
Otter Tail Corp. (Electric)	679	15,060
Owens & Minor, Inc. (Distribution/Wholesale)	485	16,820
P.F. Chang’s China Bistro, Inc.* (Retail)	388	11,710
Pacific Capital Bancorp (Banks)	1,746	12,117
PacWest Bancorp (Banks)	1,261	18,373
Palm, Inc.* (Computers)	1,746	18,316
Papa John’s International, Inc.* (Retail)	291	7,723
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	970	10,408
Parametric Technology Corp.* (Software)	1,358	15,142
PAREXEL International Corp.* (Commercial Services)	1,067	10,574
Park Electrochemical Corp. (Electronics)	873	17,984
Park National Corp. (Banks)	194	12,988
PDL BioPharma, Inc. (Biotechnology)	2,037	14,565
Peet’s Coffee & Tea, Inc.* (Beverages)	776	21,169
Pegasystems, Inc. (Software)	194	3,389
Penn Virginia Corp. (Oil & Gas)	970	13,648
Perini Corp.* (Engineering & Construction)	679	11,747
Perot Systems Corp. - Class A* (Computers)	873	12,274
PetMed Express, Inc.* (Pharmaceuticals)	679	11,041
PharMerica Corp.* (Pharmaceuticals)	679	12,392
Phase Forward, Inc.* (Software)	970	13,832
PHH Corp.* (Commercial Services)	1,067	17,904
PICO Holdings, Inc.* (Water)	485	14,550
Piedmont Natural Gas Co., Inc. (Gas)	582	14,212
Pinnacle Entertainment, Inc.* (Entertainment)	1,164	14,527
Pinnacle Financial Partners, Inc.* (Banks)	582	10,383
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	485	16,815
Plantronics, Inc. (Telecommunications)	1,067	13,594
Platinum Underwriters Holdings, Ltd. (Insurance)	776	22,326
Plexus Corp.* (Electronics)	679	15,040
PMC-Sierra, Inc.* (Semiconductors)	3,007	23,815
PNM Resources, Inc. (Electric)	2,619	22,314
Polaris Industries, Inc. (Leisure Time)	485	16,223
Polycom, Inc.* (Telecommunications)	1,261	23,505
Pool Corp. (Distribution/Wholesale)	1,067	19,057
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	388	13,568
Portland General Electric Co. (Electric)	970	17,722
Post Properties, Inc. (REIT)	1,455	18,566
Potlatch Corp. (Forest Products & Paper)	388	11,411
Powell Industries, Inc.* (Electrical Components & Equipment)	194	6,982
Power Integrations, Inc. (Semiconductors)	388	8,264
Pre-Paid Legal Services, Inc.* (Commercial Services)	388	14,290
Premiere Global Services, Inc.* (Telecommunications)	1,261	13,291
PriceSmart, Inc. (Retail)	388	6,926
PrivateBancorp, Inc. (Banks)	582	11,786
ProAssurance Corp.* (Insurance)	194	8,524
Progress Software Corp.* (Software)	582	12,333
Prosperity Bancshares, Inc. (Banks)	291	8,081
Provident Financial Services, Inc. (Savings & Loans)	1,261	13,455
Provident New York Bancorp (Savings & Loans)	2,037	17,253
PS Business Parks, Inc. (REIT)	194	8,488
PSS World Medical, Inc.* (Healthcare - Products)	873	12,676

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,067	$20,689
Quality Systems, Inc. (Software)	97	5,201
Quanex Building Products Corp. (Building Materials)	1,358	13,919
Quest Software, Inc.* (Software)	679	9,866
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,552	6,984
Quidel Corp.* (Healthcare - Products)	1,261	14,678
Ralcorp Holdings, Inc.* (Food)	970	55,445
Raven Industries, Inc. (Miscellaneous Manufacturing)	679	16,228
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	679	12,561
Realty Income Corp. (REIT)	970	21,660
Redwood Trust, Inc. (REIT)	1,455	23,673
Regal-Beloit Corp. (Hand/Machine Tools)	291	11,823
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,164	15,435
Regis Corp. (Retail)	776	14,853
RehabCare Group, Inc.* (Healthcare - Services)	970	16,199
Rent-A-Center, Inc.* (Commercial Services)	873	16,805
Res-Care, Inc.* (Healthcare - Services)	970	15,539
Resources Connection, Inc.* (Commercial Services)	776	15,171
RF Micro Devices, Inc.* (Telecommunications)	6,790	14,327
Riskmetrics Group, Inc.* (Commercial Services)	485	8,434
Riverbed Technology, Inc.* (Computers)	873	15,993
RLI Corp. (Insurance)	97	4,659
Robbins & Myers, Inc. (Machinery - Diversified)	485	9,191
Rock-Tenn Co. - Class A (Forest Products & Paper)	388	14,651
Rofin-Sinar Technologies, Inc.* (Electronics)	582	12,402
Rogers Corp.* (Electronics)	582	14,812
Royal Gold, Inc. (Mining)	582	21,045
RSC Holdings, Inc.* (Commercial Services)	1,067	7,629
RTI International Metals, Inc.* (Mining)	873	11,358
Ruddick Corp. (Food)	388	9,956
Rush Enterprises, Inc.* (Retail)	1,649	21,701
S&T Bancorp, Inc. (Banks)	291	5,200
S.Y. Bancorp, Inc. (Banks)	679	17,124
S1 Corp.* (Internet)	2,037	12,629
Safety Insurance Group, Inc. (Insurance)	388	12,823
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,261	13,871
Sally Beauty Holdings, Inc.* (Retail)	1,455	10,767
Sanderson Farms, Inc. (Food)	388	15,481
Sapient Corp.* (Internet)	1,649	8,459
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,328	12,292
ScanSource, Inc.* (Distribution/Wholesale)	582	14,381
Scholastic Corp. (Media)	1,067	21,052
School Specialty, Inc.* (Retail)	873	16,386
Schulman (A.), Inc. (Chemicals)	1,261	19,785
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	679	15,597
Seattle Genetics, Inc.* (Biotechnology)	1,649	15,220
Selective Insurance Group, Inc. (Insurance)	1,261	18,612
Semtech Corp.* (Semiconductors)	485	6,994
Senior Housing Properties Trust (REIT)	1,455	23,847
Sensient Technologies Corp. (Chemicals)	776	18,143
Sequenom, Inc.* (Biotechnology)	1,164	4,214
Shenandoah Telecommunications Co. (Telecommunications)	388	7,616
Sigma Designs, Inc.* (Semiconductors)	873	11,279
Signature Bank* (Banks)	388	10,550
Silgan Holdings, Inc. (Packaging & Containers)	97	4,510
Simmons First National Corp. - Class A (Banks)	582	15,091
Simpson Manufacturing Co., Inc. (Building Materials)	388	8,637
SJW Corp. (Water)	679	17,111
SkyWest, Inc. (Airlines)	873	10,511
Skyworks Solutions, Inc.* (Semiconductors)	2,425	21,437
Smart Balance, Inc.* (Food)	2,619	18,412
Smith Corp. (Miscellaneous Manufacturing)	97	3,016
Solera Holdings, Inc.* (Software)	776	17,708
Sonic Corp.* (Retail)	1,164	12,711
SONICWALL, Inc.* (Internet)	2,425	13,168
SonoSite, Inc.* (Healthcare - Products)	970	17,499
Sonus Networks, Inc.* (Telecommunications)	7,469	12,921
Sotheby’s (Commercial Services)	1,358	15,766
South Jersey Industries, Inc. (Gas)	194	6,734
Southwest Gas Corp. (Gas)	970	19,604
Sovran Self Storage, Inc. (REIT)	679	15,305
Spartan Stores, Inc. (Food)	679	11,047
SPSS, Inc.* (Software)	388	11,989
SRA International, Inc. - Class A* (Computers)	679	10,450
Stage Stores, Inc. (Retail)	1,261	15,447
Standard Microsystems Corp.* (Semiconductors)	873	13,846
Stanley, Inc.* (Engineering & Construction)	97	2,501
Starent Networks Corp.* (Software)	485	9,569
State Auto Financial Corp. (Insurance)	388	6,297
Steiner Leisure, Ltd.* (Commercial Services)	485	15,345
STERIS Corp. (Healthcare - Products)	582	14,026
Sterling Bancshares, Inc. (Banks)	2,522	16,771
Steven Madden, Ltd.* (Apparel)	485	14,269
Stewart Information Services Corp. (Insurance)	582	13,159

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Stifel Financial Corp.* (Diversified Financial Services)	388	$19,101
Suffolk Bancorp (Banks)	679	17,382
Superior Industries International, Inc. (Auto Parts & Equipment)	1,261	19,016
SurModics, Inc.* (Healthcare - Products)	776	16,839
Susquehanna Bancshares, Inc. (Banks)	2,134	17,200
SVB Financial Group* (Banks)	582	12,082
SWS Group, Inc. (Diversified Financial Services)	970	12,406
Sybase, Inc.* (Software)	776	26,353
Sycamore Networks, Inc.* (Telecommunications)	4,947	14,594
Sykes Enterprises, Inc.* (Computers)	485	9,535
Synaptics, Inc.* (Computers)	485	15,753
Syniverse Holdings, Inc.* (Telecommunications)	873	11,000
SYNNEX Corp.* (Software)	485	10,442
Syntel, Inc. (Computers)	97	2,689
Take-Two Interactive Software, Inc. (Software)	1,455	13,211
Taleo Corp. - Class A* (Software)	873	10,485
Tanger Factory Outlet Centers, Inc. (REIT)	388	12,928
Taser International, Inc.* (Electronics)	2,134	10,243
Tejon Ranch Co.* (Agriculture)	485	11,252
Tekelec* (Telecommunications)	970	15,035
TeleCommunication Systems, Inc. - Class A* (Internet)	1,164	11,419
Teledyne Technologies, Inc.* (Aerospace/Defense)	388	12,389
TeleTech Holdings, Inc.* (Commercial Services)	776	10,298
Tempur-Pedic International, Inc. (Home Furnishings)	873	11,227
Tessera Technologies, Inc.* (Semiconductors)	776	10,895
Tetra Tech, Inc.* (Environmental Control)	679	16,676
Texas Industries, Inc. (Building Materials)	388	12,408
Texas Roadhouse, Inc. - Class A* (Retail)	776	8,831
The Andersons, Inc. (Agriculture)	970	15,588
The Buckle, Inc. (Retail)	194	7,250
The Cato Corp. - Class A (Retail)	679	13,050
The Children’s Place Retail Stores, Inc.* (Retail)	485	13,793
The Geo Group, Inc.* (Commercial Services)	873	14,518
The Gorman-Rupp Co. (Machinery - Diversified)	582	12,397
The Gymboree Corp.* (Apparel)	291	10,010
The Hain Celestial Group, Inc.* (Food)	970	16,189
The Medicines Co.* (Pharmaceuticals)	1,164	11,617
The Men’s Wearhouse, Inc. (Retail)	776	14,465
The Middleby Corp.* (Machinery - Diversified)	291	12,737
The Navigators Group, Inc.* (Insurance)	97	4,402
The Pantry, Inc.* (Retail)	485	11,456
The Ryland Group, Inc. (Home Builders)	873	18,080
The Timberland Co. - Class A* (Apparel)	679	11,027
The Ultimate Software Group, Inc.* (Software)	679	12,718
The Warnaco Group, Inc.* (Apparel)	485	13,987
The Wet Seal, Inc. - Class A* (Retail)	3,589	13,674
Theravance, Inc.* (Pharmaceuticals)	1,067	15,290
thinkorswim Group, Inc.* (Diversified Financial Services)	1,067	10,137
Thoratec Corp.* (Healthcare - Products)	679	19,732
Tibco Software, Inc.* (Internet)	2,425	15,326
TiVo, Inc.* (Home Furnishings)	2,037	15,277
Tompkins Financial Corp. (Banks)	194	8,177
Tootsie Roll Industries, Inc. (Food)	194	4,724
Tower Group, Inc. (Insurance)	582	15,825
TowneBank (Banks)	873	15,042
Tractor Supply Co.* (Retail)	291	11,751
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	291	10,226
Tredegar Corp. (Miscellaneous Manufacturing)	485	8,526
TreeHouse Foods, Inc.* (Food)	582	15,475
TriQuint Semiconductor, Inc.* (Semiconductors)	3,007	11,517
Triumph Group, Inc. (Aerospace/Defense)	194	8,018
TrueBlue, Inc.* (Commercial Services)	1,261	12,244
TrustCo Bank Corp. NY (Banks)	1,940	11,640
Trustmark Corp. (Banks)	485	10,544
Tupperware Corp. (Household Products/Wares)	776	19,423
tw telecom, Inc.* (Telecommunications)	2,425	22,286
Tyler Technologies, Inc.* (Computers)	582	9,603
UAL Corp.* (Airlines)	1,746	8,590
UIL Holdings Corp. (Electric)	776	17,918
Ultratech Stepper, Inc.* (Semiconductors)	1,164	15,737
UMB Financial Corp. (Banks)	291	13,319
Umpqua Holdings Corp. (Banks)	1,649	15,814
Under Armour, Inc. - Class A* (Retail)	582	13,700
United Bankshares, Inc. (Banks)	679	17,613
United Fire & Casualty Co. (Insurance)	679	12,677
United Stationers, Inc.* (Distribution/Wholesale)	291	9,524
United Therapeutics Corp.* (Pharmaceuticals)	388	24,370
Universal American Financial Corp.* (Insurance)	970	10,020
Universal Corp. (Agriculture)	388	11,702
Universal Electronics, Inc.* (Home Furnishings)	582	10,907
Universal Forest Products, Inc. (Building Materials)	291	9,766

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Universal Health Realty Income Trust (REIT)	485	$15,530
Univest Corp. of Pennsylvania (Banks)	873	18,220
Urstadt Biddle Properties - Class A (REIT)	1,164	17,879
US Airways Group, Inc.* (Airlines)	1,940	7,353
USA Mobility, Inc. (Telecommunications)	1,746	19,416
USEC, Inc.* (Mining)	1,746	10,808
VAALCO Energy, Inc.* (Oil & Gas)	2,328	11,105
Vail Resorts, Inc.* (Entertainment)	485	14,162
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,067	17,883
Validus Holdings, Ltd. (Insurance)	873	19,555
ValueClick, Inc.* (Internet)	1,455	15,423
Varian, Inc.* (Electronics)	485	16,015
Vector Group, Ltd. (Agriculture)	485	6,538
VeriFone Holdings, Inc.* (Software)	1,649	12,384
Viad Corp. (Commercial Services)	582	11,105
ViaSat, Inc.* (Telecommunications)	485	11,150
ViroPharma, Inc.* (Pharmaceuticals)	2,037	11,468
VistaPrint, Ltd.* (Commercial Services)	776	26,656
Vnus Medical Technologies* (Healthcare - Products)	679	15,040
Vocus, Inc.* (Internet)	679	11,543
Volcano Corp.* (Healthcare - Products)	970	12,794
W.R. Grace & Co.* (Chemicals)	1,164	10,278
Wabtec Corp. (Machinery - Diversified)	582	22,197
Washington REIT (REIT)	776	16,552
Waste Connections, Inc.* (Environmental Control)	582	15,004
Watsco, Inc. (Distribution/Wholesale)	194	8,332
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	485	25,729
Watts Water Technologies, Inc. - Class A (Electronics)	485	10,796
WD-40 Co. (Household Products/Wares)	679	18,374
Websense, Inc.* (Internet)	679	12,107
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	5,432	27,160
Werner Enterprises, Inc. (Transportation)	388	6,344
WesBanco, Inc. (Banks)	679	13,505
West Pharmaceutical Services, Inc. (Healthcare - Products)	485	15,835
Westar Energy, Inc. (Electric)	970	17,004
Western Refining, Inc.* (Oil & Gas)	582	7,327
Westfield Financial, Inc. (Banks)	2,813	26,273
Westlake Chemical Corp. (Chemicals)	291	5,442
WGL Holdings, Inc. (Gas)	291	9,062
Willbros Group, Inc.* (Oil & Gas Services)	1,164	13,339
Wind River Systems, Inc.* (Software)	1,552	11,376
Winn-Dixie Stores, Inc.* (Food)	970	11,116
Wintrust Financial Corp. (Banks)	970	16,490
WMS Industries, Inc.* (Leisure Time)	679	21,803
Wolverine World Wide, Inc. (Apparel)	679	14,144
Woodward Governor Co. (Electronics)	194	3,872
World Fuel Services Corp. (Retail)	388	14,794
Worthington Industries, Inc. (Metal Fabricate/Hardware)	970	14,453
Wright Express Corp.* (Commercial Services)	679	15,536
Wright Medical Group, Inc.* (Healthcare - Products)	873	12,004
XenoPort, Inc.* (Pharmaceuticals)	776	10,608
Zenith National Insurance Corp. (Insurance)	679	15,474
Zoll Medical Corp.* (Healthcare - Products)	970	15,598
Zoran Corp.* (Semiconductors)	1,843	16,476

TOTAL COMMON STOCKS (Cost $10,403,072)		10,783,395

	Principal Amount
Repurchase Agreements (44.5%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,232,002
(Collateralized by $1,255,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,256,728)	$1,232,000	1,232,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,006,010
(Collateralized by $3,908,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $4,087,670)	4,006,000	4,006,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $3,081,008
(Collateralized by $3,078,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $3,143,852)	3,081,000	3,081,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $248,001
(Collateralized by $320,000 of various U.S. Government Agency Obligations, 0.15%‡-0.21%‡, 7/13/09-9/21/09, market value $319,783)	248,000	248,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,567,000)		8,567,000

TOTAL INVESTMENT SECURITIES (Cost $18,970,072)—100.5%		19,350,395
Net other assets (liabilities) — (0.5)%		(92,200)

NET ASSETS — 100.0%		$19,258,195

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,100,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2009
(unaudited)

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,018,500)	21	$145,422

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/09	$7,450,978	$(59,346)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.1%
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.1%
Agriculture	0.3%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	NM
Auto Parts & Equipment	0.1%
Banks	3.5%
Beverages	0.2%
Biotechnology	2.1%
Building Materials	0.5%
Chemicals	0.9%
Coal	0.1%
Commercial Services	3.6%
Computers	1.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.5%
Diversified Financial Services	1.1%
Electric	1.5%
Electrical Components & Equipment	0.6%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.5%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.4%
Hand/Machine Tools	0.2%
Healthcare - Products	2.7%
Healthcare - Services	1.1%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.4%
Internet	1.6%
Investment Companies	0.2%
Leisure Time	0.5%
Lodging	0.1%
Machinery - Construction & Mining	NM
Machinery - Diversified	0.7%
Media	0.2%
Metal Fabricate/Hardware	0.5%
Mining	0.7%
Miscellaneous Manufacturing	0.9%
Office Furnishings	0.2%
Oil & Gas	1.3%
Oil & Gas Services	0.7%
Packaging & Containers	NM
Pharmaceuticals	2.1%
REIT	3.3%
Real Estate	0.1%
Retail	3.1%
Retail - Restaurants	0.1%
Savings & Loans	0.7%
Semiconductors	1.9%
Software	2.6%
Storage/Warehousing	0.1%
Telecommunications	2.7%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	0.8%
Trucking & Leasing	NM
Water	0.3%
Other**	44.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (70.7%)
Activision Blizzard, Inc.* (Software)	121,540	$1,308,986
Adobe Systems, Inc.* (Software)	53,148	1,453,598
Akamai Technologies, Inc.* (Internet)	16,892	371,962
Altera Corp. (Semiconductors)	42,848	698,851
Amazon.com, Inc.* (Internet)	29,252	2,355,371
Amgen, Inc.* (Biotechnology)	49,852	2,416,326
Apollo Group, Inc. - Class A* (Commercial Services)	16,480	1,037,416
Apple Computer, Inc.* (Computers)	129,368	16,278,375
Applied Materials, Inc. (Semiconductors)	71,276	870,280
Autodesk, Inc.* (Software)	24,308	484,702
Automatic Data Processing, Inc. (Software)	37,080	1,305,216
Baidu, Inc.ADR* (Internet)	2,472	575,729
Bed Bath & Beyond, Inc.* (Retail)	36,256	1,102,907
Biogen Idec, Inc.* (Biotechnology)	33,372	1,613,202
Broadcom Corp. - Class A* (Semiconductors)	40,376	936,319
C.H. Robinson Worldwide, Inc. (Transportation)	17,304	919,881
CA, Inc. (Software)	51,912	895,482
Celgene Corp.* (Biotechnology)	47,380	2,024,074
Cephalon, Inc.* (Pharmaceuticals)	6,592	432,501
Check Point Software Technologies, Ltd.* (Internet)	21,424	496,394
Cintas Corp. (Textiles)	18,952	486,308
Cisco Systems, Inc.* (Telecommunications)	217,124	4,194,836
Citrix Systems, Inc.* (Software)	22,248	634,735
Cognizant Technology Solutions Corp.* (Computers)	29,252	725,157
Comcast Corp. - Special Class A (Media)	149,968	2,318,505
Costco Wholesale Corp. (Retail)	23,484	1,141,322
Dell, Inc.* (Computers)	74,160	861,739
DENTSPLY International, Inc. (Healthcare - Products)	14,832	424,492
DIRECTV Group, Inc.* (Media)	77,044	1,905,298
DISH Network Corp. - Class A* (Media)	22,248	294,786
eBay, Inc.* (Internet)	99,292	1,635,339
Electronic Arts, Inc.* (Software)	33,784	687,504
Expedia, Inc.* (Internet)	29,252	398,120
Expeditors International of Washington, Inc. (Transportation)	21,424	743,627
Express Scripts, Inc.* (Pharmaceuticals)	22,660	1,449,560
Fastenal Co. (Distribution/Wholesale)	14,420	553,151
First Solar, Inc.* (Energy - Alternate Sources)	7,416	1,388,943
Fiserv, Inc.* (Software)	20,188	753,416
Flextronics International, Ltd.* (Electronics)	91,464	354,880
FLIR Systems, Inc.* (Electronics)	15,244	338,112
Foster Wheeler AG* (Engineering & Construction)	13,596	292,722
Garmin, Ltd. (Electronics)	18,952	477,401
Genzyme Corp.* (Biotechnology)	35,432	1,889,589
Gilead Sciences, Inc.* (Pharmaceuticals)	93,112	4,264,530
Google, Inc. - Class A* (Internet)	14,832	5,873,027
Hansen Natural Corp.* (Beverages)	9,064	369,449
Henry Schein, Inc.* (Healthcare - Products)	9,064	371,987
Hologic, Inc.* (Healthcare - Products)	28,016	416,318
IAC/InterActiveCorp* (Internet)	14,832	237,609
Illumina, Inc.* (Biotechnology)	12,360	461,646
Infosys Technologies, Ltd.ADR (Software)	11,536	355,424
Intel Corp. (Semiconductors)	202,704	3,198,669
Intuit, Inc.* (Software)	42,024	972,015
Intuitive Surgical, Inc.* (Healthcare - Products)	3,708	532,951
J.B. Hunt Transport Services, Inc. (Transportation)	12,772	359,149
Joy Global, Inc. (Machinery - Construction & Mining)	10,300	262,650
Juniper Networks, Inc.* (Telecommunications)	35,432	767,103
KLA -Tencor Corp. (Semiconductors)	21,424	594,302
Lam Research Corp.* (Semiconductors)	13,184	367,570
Liberty Global, Inc. - Class A* (Media)	14,832	244,580
Liberty Media Holding Corp. - Interactive Series A* (Internet)	56,444	299,153
Life Technologies Corp.* (Biotechnology)	18,128	676,174
Linear Technology Corp. (Semiconductors)	30,488	664,029
Logitech International S.A.ADR* (Computers)	18,128	241,465
Marvell Technology Group, Ltd.* (Semiconductors)	60,564	664,993
Maxim Integrated Products, Inc. (Semiconductors)	30,900	418,695
Microchip Technology, Inc. (Semiconductors)	15,656	360,088
Microsoft Corp. (Software)	318,476	6,452,324
Millicom International Cellular S.A. (Telecommunications)	10,712	519,104
NetApp, Inc.* (Computers)	35,844	655,945
News Corp. - Class A (Media)	147,496	1,218,317
NII Holdings, Inc. - Class B* (Telecommunications)	16,480	266,317
NVIDIA Corp.* (Semiconductors)	54,796	629,058
O’Reilly Automotive, Inc.* (Retail)	14,008	544,211
Oracle Corp. (Software)	219,184	4,239,019
PACCAR, Inc. (Auto Manufacturers)	42,024	1,489,331
Patterson Cos., Inc.* (Healthcare - Products)	11,948	244,456
Paychex, Inc. (Commercial Services)	35,432	957,018
Pharmaceutical Product Development, Inc. (Commercial Services)	11,536	226,221
Qualcomm, Inc. (Telecommunications)	206,824	8,752,792
Research In Motion, Ltd.* (Computers)	58,916	4,094,662
Ross Stores, Inc. (Retail)	13,596	515,832
Ryanair Holdings PLCADR* (Airlines)	11,948	326,778
Seagate Technology (Computers)	50,676	413,516
Sears Holdings Corp.* (Retail)	13,184	823,604
Sigma-Aldrich Corp. (Chemicals)	11,948	523,800
Staples, Inc. (Retail)	49,852	1,027,948

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Starbucks Corp.* (Retail)	106,296	$1,537,040
Steel Dynamics, Inc. (Iron/Steel)	19,364	241,082
Stericycle, Inc.* (Environmental Control)	9,064	426,733
Sun Microsystems, Inc.* (Computers)	33,372	305,688
Symantec Corp.* (Internet)	89,404	1,542,219
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	74,572	3,272,965
Urban Outfitters, Inc.* (Retail)	16,892	329,225
VeriSign, Inc.* (Internet)	18,540	381,553
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,304	533,309
Warner Chilcott, Ltd.* (Pharmaceuticals)	25,956	254,109
Wynn Resorts, Ltd.* (Lodging)	12,360	484,883
Xilinx, Inc. (Semiconductors)	37,492	766,336
Yahoo!, Inc.* (Internet)	69,628	994,984

TOTAL COMMON STOCKS (Cost $113,020,422)		129,491,069

	Principal Amount
Repurchase Agreements (29.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $7,707,015
(Collateralized by $7,852,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $7,861,235)	$7,707,000	7,707,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $25,050,063
(Collateralized by $25,463,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $25,552,577)	25,050,000	25,050,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $19,269,048
(Collateralized by $18,524,000 of various U.S. Government Agency Obligations, 3.88%-4.72%, 6/29/11-1/22/18, market value $19,655,605)	19,269,000	19,269,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,533,003
(Collateralized by $1,565,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $1,564,487)	1,533,000	1,533,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,559,000)		53,559,000

TOTAL INVESTMENT SECURITIES (Cost $166,579,422)—99.9%		183,050,069
Net other assets (liabilities) — 0.1%		192,523

NET ASSETS — 100.0%		$183,242,592

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $8,000,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/09	$53,740,139	$460,377

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Airlines	0.2%
Auto Manufacturers	0.8%
Beverages	0.2%
Biotechnology	5.3%
Chemicals	0.3%
Commercial Services	1.2%
Computers	12.9%
Distribution/Wholesale	0.3%
Electronics	0.7%
Energy - Alternate Sources	0.8%
Engineering & Construction	0.2%
Environmental Control	0.2%
Healthcare - Products	1.0%
Internet	8.2%
Iron/Steel	0.1%
Lodging	0.3%
Machinery - Construction & Mining	0.1%
Media	3.3%
Pharmaceuticals	5.2%
Retail	3.9%
Semiconductors	5.5%
Software	10.7%
Telecommunications	7.9%
Textiles	0.3%
Transportation	1.1%
Other**	29.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (100.0%)
Abbott Laboratories (Pharmaceuticals)	6,486	$271,439
Advanced Micro Devices, Inc.* (Semiconductors)	3,384	12,216
Aetna, Inc. (Healthcare - Services)	1,974	43,448
Affiliated Computer Services, Inc. - Class A* (Computers)	282	13,643
AFLAC, Inc. (Insurance)	1,692	48,882
Air Products & Chemicals, Inc. (Chemicals)	1,692	111,503
AK Steel Holding Corp. (Iron/Steel)	846	11,006
Alcoa, Inc. (Mining)	6,768	61,386
Allegheny Energy, Inc. (Electric)	1,410	36,547
Allegheny Technologies, Inc. (Iron/Steel)	282	9,230
Allergan, Inc. (Pharmaceuticals)	1,410	65,791
Allstate Corp. (Insurance)	4,512	105,265
Altria Group, Inc. (Agriculture)	17,766	290,119
Ameren Corp. (Electric)	1,692	38,950
American Electric Power, Inc. (Electric)	3,948	104,148
American Express Co. (Diversified Financial Services)	3,384	85,344
American International Group, Inc. (Insurance)	23,124	31,911
American Tower Corp.* (Telecommunications)	2,538	80,607
Ameriprise Financial, Inc. (Diversified Financial Services)	1,974	52,015
AmerisourceBergen Corp. (Pharmaceuticals)	1,410	47,432
Analog Devices, Inc. (Semiconductors)	2,538	54,009
AON Corp. (Insurance)	1,410	59,502
Apartment Investment and Management Co. - Class A (REIT)	846	6,176
Applied Materials, Inc. (Semiconductors)	3,102	37,875
Archer-Daniels-Midland Co. (Agriculture)	5,640	138,857
Assurant, Inc. (Insurance)	1,128	27,568
AT&T, Inc. (Telecommunications)	50,760	1,300,471
Automatic Data Processing, Inc. (Software)	1,974	69,485
AutoNation, Inc.* (Retail)	846	14,983
Avalonbay Communities, Inc. (REIT)	564	32,041
Avery Dennison Corp. (Household Products/Wares)	846	24,314
Bank of America Corp. (Banks)	54,708	488,542
Bank of New York Mellon Corp. (Banks)	9,870	251,488
Bard (C.R.), Inc. (Healthcare - Products)	282	20,200
Baxter International, Inc. (Healthcare - Products)	2,538	123,093
BB&T Corp. (Banks)	4,794	111,892
Becton, Dickinson & Co. (Healthcare - Products)	846	51,166
Bemis Co., Inc. (Packaging & Containers)	846	20,338
Best Buy Co., Inc. (Retail)	1,128	43,293
Big Lots, Inc.* (Retail)	282	7,794
Boeing Co. (Aerospace/Defense)	3,102	124,235
Boston Properties, Inc. (REIT)	1,128	55,746
Boston Scientific Corp.* (Healthcare - Products)	8,178	68,777
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,202	330,278
Broadcom Corp. - Class A* (Semiconductors)	1,974	45,777
Brown-Forman Corp. (Beverages)	282	13,113
Burlington Northern Santa Fe Corp. (Transportation)	1,128	76,117
CA, Inc. (Software)	1,410	24,323
Capital One Financial Corp. (Diversified Financial Services)	3,384	56,648
Cardinal Health, Inc. (Pharmaceuticals)	3,102	104,817
Carnival Corp. - Class A (Leisure Time)	3,666	98,542
CBS Corp. - Class B (Media)	5,922	41,691
CenterPoint Energy, Inc. (Electric)	3,102	33,005
Centex Corp. (Home Builders)	564	6,170
CenturyTel, Inc. (Telecommunications)	846	22,969
Cephalon, Inc.* (Pharmaceuticals)	282	18,502
CF Industries Holdings, Inc. (Chemicals)	282	20,318
Chubb Corp. (Insurance)	1,410	54,919
Ciena Corp.* (Telecommunications)	846	10,110
CIGNA Corp. (Insurance)	2,256	44,466
Cincinnati Financial Corp. (Insurance)	1,410	33,769
Cintas Corp. (Textiles)	564	14,472
CIT Group, Inc. (Diversified Financial Services)	2,538	5,634
Citigroup, Inc. (Diversified Financial Services)	47,094	143,637
Citrix Systems, Inc.* (Software)	564	16,091
Clorox Co. (Household Products/Wares)	1,128	63,224
CMS Energy Corp. (Electric)	1,974	23,727
Coca-Cola Co. (Beverages)	5,076	218,522
Coca-Cola Enterprises, Inc. (Beverages)	2,820	48,109
Comcast Corp. - Special Class A (Media)	14,664	226,705
Comerica, Inc. (Banks)	1,410	29,582
Computer Sciences Corp.* (Computers)	1,410	52,114
ConAgra Foods, Inc. (Food)	3,948	69,880
ConocoPhillips (Oil & Gas)	4,512	184,992
Consolidated Edison, Inc. (Electric)	2,256	83,765
Constellation Brands, Inc.* (Beverages)	846	9,805
Constellation Energy Group, Inc. (Electric)	1,410	33,953
Convergys Corp.* (Commercial Services)	1,128	11,404
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,410	46,234
Corning, Inc. (Telecommunications)	13,536	197,896
Costco Wholesale Corp. (Retail)	1,974	95,936
Coventry Health Care, Inc.* (Healthcare - Services)	564	8,973
Covidien, Ltd. (Healthcare - Products)	4,230	139,505
CSX Corp. (Transportation)	3,384	100,133

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Cummins, Inc. (Machinery - Diversified)	564	$19,176
CVS Corp. (Retail)	5,922	188,201
D.R. Horton, Inc. (Home Builders)	1,692	22,081
Darden Restaurants, Inc. (Retail)	1,128	41,702
Dean Foods Co.* (Food)	564	11,675
Deere & Co. (Machinery - Diversified)	1,410	58,177
DENTSPLY International, Inc. (Healthcare - Products)	564	16,142
Diamond Offshore Drilling, Inc. (Oil & Gas)	282	20,420
DIRECTV Group, Inc.* (Media)	2,820	69,739
Discover Financial Services (Diversified Financial Services)	1,692	13,756
Dominion Resources, Inc. (Electric)	5,076	153,092
Dover Corp. (Miscellaneous Manufacturing)	1,692	52,080
Dr. Pepper Snapple Group, Inc.* (Beverages)	846	17,521
DTE Energy Co. (Electric)	1,410	41,694
Duke Energy Corp. (Electric)	10,998	151,882
Dynegy, Inc. - Class A* (Electric)	4,230	7,529
E* TRADE Financial Corp.* (Diversified Financial Services)	2,538	3,629
E.I. du Pont de Nemours & Co. (Chemicals)	7,896	220,298
Eastman Chemical Co. (Chemicals)	564	22,380
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,256	6,881
Eaton Corp. (Miscellaneous Manufacturing)	1,410	61,758
Edison International (Electric)	2,820	80,398
El Paso Corp. (Pipelines)	5,922	40,862
Electronic Arts, Inc.* (Software)	1,692	34,432
Eli Lilly & Co. (Pharmaceuticals)	8,742	287,787
Embarq Corp. (Telecommunications)	1,128	41,240
EMC Corp.* (Computers)	5,922	74,203
Emerson Electric Co. (Electrical Components & Equipment)	2,538	86,394
Entergy Corp. (Electric)	1,692	109,591
EQT Corp. (Oil & Gas)	282	9,484
Equity Residential Properties Trust (REIT)	2,256	51,640
Exelon Corp. (Electric)	5,640	260,173
Expedia, Inc.* (Internet)	1,128	15,352
Family Dollar Stores, Inc. (Retail)	564	18,719
Federated Investors, Inc. - Class B (Diversified Financial Services)	282	6,452
FedEx Corp. (Transportation)	1,410	78,904
Fidelity National Information Services, Inc. (Software)	1,692	30,202
Fifth Third Bancorp (Banks)	5,076	20,812
First Horizon National Corp. (Banks)	1,129	12,995
FirstEnergy Corp. (Electric)	2,538	103,804
Flowserve Corp. (Machinery - Diversified)	564	38,296
Fluor Corp. (Engineering & Construction)	846	32,038
Ford Motor Co.* (Auto Manufacturers)	23,406	139,968
Fortune Brands, Inc. (Household Products/Wares)	1,410	55,427
FPL Group, Inc. (Electric)	3,666	197,194
Frontier Communications Corp. (Telecommunications)	2,820	20,050
Gannett Co., Inc. (Media)	1,974	7,718
General Dynamics Corp. (Aerospace/Defense)	1,410	72,855
General Electric Co. (Miscellaneous Manufacturing)	90,522	1,145,103
General Mills, Inc. (Food)	1,410	71,473
General Motors Corp. (Auto Manufacturers)	3,666	7,039
Genuine Parts Co. (Distribution/Wholesale)	1,410	47,884
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,666	8,652
Genzyme Corp.* (Biotechnology)	1,128	60,156
Gilead Sciences, Inc.* (Pharmaceuticals)	2,820	129,156
Goodrich Corp. (Aerospace/Defense)	1,128	49,948
H & R Block, Inc. (Commercial Services)	2,820	42,695
Halliburton Co. (Oil & Gas Services)	3,666	74,127
Harley-Davidson, Inc. (Leisure Time)	846	18,747
Harman International Industries, Inc. (Home Furnishings)	282	5,130
Hartford Financial Services Group, Inc. (Insurance)	2,538	29,111
Hasbro, Inc. (Toys/Games/Hobbies)	1,128	30,072
HCP, Inc. (REIT)	2,256	49,519
Health Care REIT, Inc. (REIT)	846	28,823
Heinz (H.J.) Co. (Food)	1,128	38,826
Hewlett-Packard Co. (Computers)	7,332	263,805
Home Depot, Inc. (Retail)	5,358	141,023
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,204	193,627
Hormel Foods Corp. (Food)	282	8,824
Hospira, Inc.* (Pharmaceuticals)	846	27,808
Host Marriott Corp. (REIT)	4,512	34,697
Hudson City Bancorp, Inc. (Savings & Loans)	1,692	21,252
Humana, Inc.* (Healthcare - Services)	564	16,232
Huntington Bancshares, Inc. (Banks)	3,102	8,655
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,692	55,498
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,820	61,391
Integrys Energy Group, Inc. (Electric)	564	14,895
Intel Corp. (Semiconductors)	25,098	396,046
International Business Machines Corp. (Computers)	3,384	349,263
International Flavors & Fragrances, Inc. (Chemicals)	282	8,798
International Game Technology (Entertainment)	2,538	31,344
International Paper Co. (Forest Products & Paper)	3,666	46,412
Interpublic Group of Cos., Inc.* (Advertising)	4,230	26,480
Invesco, Ltd. (Diversified Financial Services)	3,384	49,812
Iron Mountain, Inc.* (Commercial Services)	564	16,068
ITT Industries, Inc. (Miscellaneous Manufacturing)	564	23,130
J.C. Penney Co., Inc. (Retail)	1,974	60,582

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,148	$1,060,884
Jabil Circuit, Inc. (Electronics)	1,692	13,705
Jacobs Engineering Group, Inc.* (Engineering & Construction)	564	21,455
Janus Capital Group, Inc. (Diversified Financial Services)	1,410	14,142
JDS Uniphase Corp.* (Telecommunications)	1,974	9,100
JM Smucker Co. (Food)	1,128	44,443
Johnson Controls, Inc. (Auto Parts & Equipment)	5,076	96,495
Juniper Networks, Inc.* (Telecommunications)	2,820	61,053
KB Home (Home Builders)	282	5,096
KeyCorp (Banks)	4,230	26,015
Kimberly-Clark Corp. (Household Products/Wares)	1,410	69,287
Kimco Realty Corp. (REIT)	1,974	23,727
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,128	8,889
KLA -Tencor Corp. (Semiconductors)	1,410	39,113
Kohls Corp.* (Retail)	846	38,366
Kraft Foods, Inc. (Food)	12,690	296,946
Kroger Co. (Food)	3,384	73,162
L-3 Communications Holdings, Inc. (Aerospace/Defense)	282	21,474
Legg Mason, Inc. (Diversified Financial Services)	1,128	22,639
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,410	20,248
Lennar Corp. - Class A (Home Builders)	1,128	10,987
Leucadia National Corp.* (Holding Companies - Diversified)	564	11,974
Life Technologies Corp.* (Biotechnology)	846	31,556
Limited, Inc. (Retail)	2,256	25,764
Lincoln National Corp. (Insurance)	2,256	25,357
Linear Technology Corp. (Semiconductors)	1,974	42,994
Loews Corp. (Insurance)	1,692	42,114
Lorillard, Inc. (Agriculture)	1,410	89,013
Lowe’s Cos., Inc. (Retail)	3,666	78,819
LSI Logic Corp.* (Semiconductors)	3,384	12,995
M&T Bank Corp. (Banks)	564	29,582
Macy’s, Inc. (Retail)	3,666	50,151
Manitowoc Co. (Machinery - Diversified)	1,128	6,712
Marathon Oil Corp. (Oil & Gas)	2,256	67,003
Marriott International, Inc. - Class A (Lodging)	846	19,932
Marsh & McLennan Cos., Inc. (Insurance)	4,512	95,158
Marshall & Ilsley Corp. (Banks)	2,256	13,040
Masco Corp. (Building Materials)	3,102	27,484
Massey Energy Co. (Coal)	846	13,460
Mattel, Inc. (Toys/Games/Hobbies)	3,102	46,406
MBIA, Inc.* (Insurance)	846	4,002
McAfee, Inc.* (Internet)	564	21,173
McCormick & Co., Inc. (Food)	564	16,610
McDonald’s Corp. (Retail)	4,794	255,472
McKesson Corp. (Commercial Services)	2,256	83,472
MeadWestvaco Corp. (Forest Products & Paper)	1,410	22,081
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,820	122,811
Merck & Co., Inc. (Pharmaceuticals)	18,330	444,319
Meredith Corp. (Media)	282	7,073
MetLife, Inc. (Insurance)	6,768	201,348
Microchip Technology, Inc. (Semiconductors)	1,692	38,916
Micron Technology, Inc.* (Semiconductors)	6,486	31,652
Millipore Corp.* (Biotechnology)	282	16,666
Molex, Inc. (Electrical Components & Equipment)	1,128	18,804
Molson Coors Brewing Co. - Class B (Beverages)	1,410	53,932
Monsanto Co. (Agriculture)	1,974	167,573
Monster Worldwide, Inc.* (Internet)	564	7,783
Moody’s Corp. (Commercial Services)	1,128	33,299
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,306	219,994
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,128	14,946
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	564	10,846
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,410	42,695
Newell Rubbermaid, Inc. (Housewares)	2,256	23,575
Newmont Mining Corp. (Mining)	2,256	90,781
News Corp. - Class A (Media)	19,740	163,052
Nicor, Inc. (Gas)	282	9,063
NiSource, Inc. (Electric)	2,256	24,793
Noble Energy, Inc. (Oil & Gas)	846	48,010
Nordstrom, Inc. (Retail)	564	12,763
Norfolk Southern Corp. (Transportation)	1,692	60,371
Northeast Utilities System (Electric)	1,410	29,638
Northern Trust Corp. (Banks)	1,128	61,318
Northrop Grumman Corp. (Aerospace/Defense)	2,820	136,347
Novell, Inc.* (Software)	1,410	5,302
Novellus Systems, Inc.* (Semiconductors)	564	10,186
NVIDIA Corp.* (Semiconductors)	1,692	19,424
O’Reilly Automotive, Inc.* (Retail)	564	21,911
Occidental Petroleum Corp. (Oil & Gas)	1,974	111,116
Office Depot, Inc.* (Retail)	2,256	5,843
Omnicom Group, Inc. (Advertising)	846	26,624
Owens-Illinois, Inc.* (Packaging & Containers)	846	20,634
Pactiv Corp.* (Packaging & Containers)	564	12,329
Pall Corp. (Miscellaneous Manufacturing)	564	14,895
Parker Hannifin Corp. (Miscellaneous Manufacturing)	564	25,577
Peabody Energy Corp. (Coal)	846	22,326
People’s United Financial, Inc. (Banks)	3,102	48,453

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Pepco Holdings, Inc. (Electric)	1,974	$23,589
PerkinElmer, Inc. (Electronics)	1,128	16,435
Pfizer, Inc. (Pharmaceuticals)	58,092	776,109
PG&E Corp. (Electric)	3,102	115,146
Philip Morris International, Inc. (Commercial Services)	17,484	632,921
Pinnacle West Capital Corp. (Electric)	846	23,163
Pioneer Natural Resources Co. (Oil & Gas)	564	13,040
Pitney Bowes, Inc. (Office/Business Equipment)	564	13,841
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,410	48,673
PNC Financial Services Group (Banks)	3,666	145,540
Polo Ralph Lauren Corp. (Apparel)	282	15,183
PPG Industries, Inc. (Chemicals)	1,410	62,110
PPL Corp. (Electric)	3,102	92,781
Praxair, Inc. (Chemicals)	846	63,120
Precision Castparts Corp. (Metal Fabricate/Hardware)	564	42,221
Principal Financial Group, Inc. (Insurance)	2,256	36,863
Procter & Gamble Co. (Cosmetics/Personal Care)	7,614	376,436
Progress Energy, Inc. (Electric)	2,256	76,975
ProLogis (REIT)	2,256	20,552
Prudential Financial, Inc. (Insurance)	3,666	105,874
Public Service Enterprise Group, Inc. (Electric)	4,230	126,223
Public Storage, Inc. (REIT)	1,128	75,418
Pulte Homes, Inc. (Home Builders)	846	9,737
QLogic Corp.* (Semiconductors)	282	3,999
Quest Diagnostics, Inc. (Healthcare - Services)	564	28,950
Qwest Communications International, Inc. (Telecommunications)	12,690	49,364
R.R. Donnelley & Sons Co. (Commercial Services)	1,692	19,712
RadioShack Corp. (Retail)	282	3,971
Raytheon Co. (Aerospace/Defense)	3,666	165,813
Regions Financial Corp. (Banks)	5,922	26,590
Republic Services, Inc. (Environmental Control)	1,410	29,610
Reynolds American, Inc. (Agriculture)	1,410	53,552
Rowan Cos., Inc. (Oil & Gas)	846	13,206
Ryder System, Inc. (Transportation)	564	15,617
Safeway, Inc. (Food)	3,666	72,403
Sara Lee Corp. (Food)	6,204	51,617
SCANA Corp. (Electric)	846	25,566
Schering-Plough Corp. (Pharmaceuticals)	14,100	324,582
Scripps Networks Interactive - Class A (Entertainment)	564	15,476
Sealed Air Corp. (Packaging & Containers)	564	10,750
Sempra Energy (Gas)	1,974	90,843
Sigma-Aldrich Corp. (Chemicals)	282	12,363
Simon Property Group, Inc. (REIT)	1,974	101,858
Snap-on, Inc. (Hand/Machine Tools)	564	19,131
Southern Co. (Electric)	6,768	195,460
Southwest Airlines Co. (Airlines)	3,948	27,557
Southwestern Energy Co.* (Oil & Gas)	1,128	40,450
Spectra Energy Corp. (Pipelines)	5,358	77,691
Sprint Nextel Corp.* (Telecommunications)	16,074	70,083
Staples, Inc. (Retail)	2,820	58,148
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,692	35,295
State Street Corp. (Banks)	1,974	67,373
Stericycle, Inc.* (Environmental Control)	282	13,277
Sun Microsystems, Inc.* (Computers)	6,486	59,412
SunTrust Banks, Inc. (Banks)	3,102	44,793
SuperValu, Inc. (Food)	1,692	27,664
Symantec Corp.* (Internet)	3,102	53,509
T. Rowe Price Group, Inc. (Diversified Financial Services)	564	21,725
Target Corp. (Retail)	3,102	127,989
TECO Energy, Inc. (Electric)	1,974	20,905
Tellabs, Inc.* (Telecommunications)	1,974	10,344
Tenet Healthcare Corp.* (Healthcare - Services)	3,666	8,249
Teradata Corp.* (Computers)	846	14,145
Teradyne, Inc.* (Semiconductors)	1,410	8,375
Tesoro Petroleum Corp. (Oil & Gas)	1,128	17,202
Textron, Inc. (Miscellaneous Manufacturing)	1,974	21,181
The AES Corp.* (Electric)	5,922	41,869
The Charles Schwab Corp. (Diversified Financial Services)	2,538	46,902
The Dow Chemical Co. (Chemicals)	7,896	126,336
The Gap, Inc. (Retail)	2,256	35,058
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,974	21,694
The New York Times Co. - Class A (Media)	1,128	6,069
The Pepsi Bottling Group, Inc. (Beverages)	564	17,636
The Stanley Works (Hand/Machine Tools)	564	21,449
The Travelers Companies, Inc. (Insurance)	5,076	208,827
The Williams Cos., Inc. (Pipelines)	5,076	71,572
Thermo Electron Corp.* (Electronics)	1,974	69,248
Tiffany & Co. (Retail)	1,128	32,644
Time Warner Cable, Inc. (Media)	1,974	63,622
Time Warner, Inc. (Media)	10,434	227,774
Torchmark Corp. (Insurance)	282	8,271
Tyco Electronics, Ltd. (Electronics)	3,948	68,853
Tyson Foods, Inc. - Class A (Food)	2,538	26,751
U.S. Bancorp (Banks)	15,228	277,454
Union Pacific Corp. (Transportation)	4,230	207,862
United Parcel Service, Inc. - Class B (Transportation)	3,948	206,638
United States Steel Corp. (Iron/Steel)	1,128	29,948
United Technologies Corp. (Aerospace/Defense)	3,666	179,047
UnumProvident Corp. (Insurance)	2,820	46,079
V.F. Corp. (Apparel)	846	50,142
Valero Energy Corp. (Oil & Gas)	4,512	89,518
Ventas, Inc. (REIT)	564	16,153
Verizon Communications, Inc. (Telecommunications)	24,534	744,362

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Vornado Realty Trust (REIT)	1,128	$55,148
Vulcan Materials Co. (Building Materials)	846	40,227
W.W. Grainger, Inc. (Distribution/Wholesale)	282	23,654
Wal-Mart Stores, Inc. (Retail)	7,050	355,320
Walgreen Co. (Retail)	3,666	115,222
Walt Disney Co. (Media)	9,870	216,153
Washington Post Co. - Class B (Media)	282	118,042
Waste Management, Inc. (Environmental Control)	4,230	112,814
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	564	17,450
WellPoint, Inc.* (Healthcare - Services)	2,538	108,525
Wells Fargo & Co. (Banks)	36,378	727,924
Weyerhaeuser Co. (Forest Products & Paper)	1,692	59,660
Whirlpool Corp. (Home Furnishings)	564	25,470
Whole Foods Market, Inc. (Food)	1,128	23,383
Windstream Corp. (Telecommunications)	3,666	30,428
Wisconsin Energy Corp. (Electric)	1,128	45,075
Wyeth (Pharmaceuticals)	5,076	215,222
Wyndham Worldwide Corp. (Lodging)	1,410	16,469
Xcel Energy, Inc. (Electric)	3,948	72,801
Xerox Corp. (Office/Business Equipment)	7,332	44,799
Xilinx, Inc. (Semiconductors)	1,128	23,056
XL Capital, Ltd. - Class A (Insurance)	2,820	26,818
Zions Bancorp (Banks)	1,128	12,329

TOTAL COMMON STOCKS (Cost $26,438,160)		30,373,515

	Principal Amount
Repurchase Agreements (0.3%)
Bank of America, 0.07%, 5/1/09, dated 4/30/09, with a repurchase price of $13,000
(Collateralized by $13,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $13,315)	$13,000	13,000
Deutsche Bank, 0.09%, 5/1/09, dated 4/30/09, with a repurchase price of $42,000
(Collateralized by $41,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $42,885)	42,000	42,000
HSBC, 0.09%, 5/1/09, dated 4/30/09, with a repurchase price of $32,000
(Collateralized by $33,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $32,943)	32,000	32,000
UMB, 0.08%, 5/1/09, dated 4/30/09, with a repurchase price of $4,000
(Collateralized by $4,000 Federal Home Loan Mortgage Corp., 5.00%, 9/1/10, market value $4,246)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $91,000)		91,000

TOTAL INVESTMENT SECURITIES (Cost $26,529,160)—100.3%		30,464,515
Net other assets (liabilities) — (0.3)%		(94,498)

NET ASSETS — 100.0%		$30,370,017

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2009.

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.2%
Aerospace/Defense	2.4%
Agriculture	2.6%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.4%
Banks	7.8%
Beverages	1.3%
Biotechnology	0.4%
Building Materials	0.2%
Chemicals	2.1%
Coal	0.1%
Commercial Services	2.8%
Computers	2.7%
Cosmetics/Personal Care	1.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	6.0%
Electric	7.8%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.2%
Environmental Control	0.5%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	1.5%
Healthcare - Services	0.7%
Holding Companies - Diversified	NM
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Insurance	4.0%
Internet	0.4%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery - Diversified	0.4%
Media	3.6%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	5.8%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2009
(unaudited)

Office/Business Equipment	0.1%
Oil & Gas	2.0%
Oil & Gas Services	0.3%
Packaging & Containers	0.2%
Pharmaceuticals	10.6%
Pipelines	0.6%
REIT	1.9%
Retail	5.9%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	0.6%
Telecommunications	8.8%
Textiles	NM
Toys/Games/Hobbies	0.3%
Transportation	2.6%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	2,460	$141,696
Abbott Laboratories (Pharmaceuticals)	2,706	113,246
Abercrombie & Fitch Co. - Class A (Retail)	246	6,657
Adobe Systems, Inc.* (Software)	1,845	50,461
Advanced Micro Devices, Inc.* (Semiconductors)	738	2,664
Aetna, Inc. (Healthcare - Services)	861	18,951
Affiliated Computer Services, Inc. - Class A* (Computers)	246	11,901
AFLAC, Inc. (Insurance)	861	24,874
Agilent Technologies, Inc.* (Electronics)	1,230	22,460
Akamai Technologies, Inc.* (Internet)	615	13,542
Allegheny Technologies, Inc. (Iron/Steel)	246	8,052
Allergan, Inc. (Pharmaceuticals)	492	22,957
Altera Corp. (Semiconductors)	984	16,049
Amazon.com, Inc.* (Internet)	1,107	89,136
American Express Co. (Diversified Financial Services)	2,706	68,245
American Tower Corp.* (Telecommunications)	369	11,719
Amgen, Inc.* (Biotechnology)	3,690	178,854
Amphenol Corp. - Class A (Electronics)	615	20,812
Anadarko Petroleum Corp. (Oil & Gas)	1,599	68,853
AON Corp. (Insurance)	369	15,572
Apache Corp. (Oil & Gas)	1,107	80,656
Apollo Group, Inc. - Class A* (Commercial Services)	369	23,229
Apple Computer, Inc.* (Computers)	3,075	386,927
Applied Materials, Inc. (Semiconductors)	3,321	40,549
Autodesk, Inc.* (Software)	738	14,716
Automatic Data Processing, Inc. (Software)	861	30,307
AutoZone, Inc.* (Retail)	123	20,466
Avon Products, Inc. (Cosmetics/Personal Care)	1,476	33,594
Baker Hughes, Inc. (Oil & Gas Services)	1,107	39,387
Ball Corp. (Packaging & Containers)	369	13,919
Bard (C.R.), Inc. (Healthcare - Products)	246	17,621
Baxter International, Inc. (Healthcare - Products)	1,107	53,689
Becton, Dickinson & Co. (Healthcare - Products)	492	29,756
Bed Bath & Beyond, Inc.* (Retail)	861	26,192
Best Buy Co., Inc. (Retail)	738	28,324
Big Lots, Inc.* (Retail)	123	3,400
Biogen Idec, Inc.* (Biotechnology)	984	47,567
BJ Services Co. (Oil & Gas Services)	984	13,668
Black & Decker Corp. (Hand/Machine Tools)	246	9,914
BMC Software, Inc.* (Software)	615	21,322
Boeing Co. (Aerospace/Defense)	1,230	49,262
Boston Scientific Corp.* (Healthcare - Products)	1,968	16,551
Broadcom Corp. - Class A* (Semiconductors)	738	17,114
Brown-Forman Corp. (Beverages)	246	11,439
Burlington Northern Santa Fe Corp. (Transportation)	492	33,200
C.H. Robinson Worldwide, Inc. (Transportation)	615	32,693
CA, Inc. (Software)	861	14,852
Cabot Oil & Gas Corp. (Oil & Gas)	369	11,140
Cameron International Corp.* (Oil & Gas Services)	738	18,878
Campbell Soup Co. (Food)	738	18,981
Caterpillar, Inc. (Machinery - Construction & Mining)	2,091	74,398
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	738	5,535
Celgene Corp.* (Biotechnology)	1,599	68,309
Centex Corp. (Home Builders)	123	1,346
Cephalon, Inc.* (Pharmaceuticals)	123	8,070
CF Industries Holdings, Inc. (Chemicals)	123	8,862
Chesapeake Energy Corp. (Oil & Gas)	1,845	36,365
ChevronTexaco Corp. (Oil & Gas)	7,011	463,427
Chubb Corp. (Insurance)	615	23,954
Cintas Corp. (Textiles)	246	6,312
Cisco Systems, Inc.* (Telecommunications)	20,295	392,099
Citrix Systems, Inc.* (Software)	369	10,528
CME Group, Inc. (Diversified Financial Services)	246	54,452
Coach, Inc.* (Apparel)	1,107	27,122
Coca-Cola Co. (Beverages)	4,920	211,806
Cognizant Technology Solutions Corp.* (Computers)	984	24,393
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,722	101,598
Comcast Corp. - Special Class A (Media)	4,059	62,752
Compuware Corp.* (Software)	861	6,440
ConocoPhillips (Oil & Gas)	3,321	136,161
CONSOL Energy, Inc. (Coal)	615	19,237
Constellation Brands, Inc.* (Beverages)	246	2,851
Costco Wholesale Corp. (Retail)	615	29,889
Coventry Health Care, Inc.* (Healthcare - Services)	369	5,871
Cummins, Inc. (Machinery - Diversified)	492	16,728
CVS Corp. (Retail)	2,583	82,088
D.R. Horton, Inc. (Home Builders)	369	4,815
Danaher Corp. (Miscellaneous Manufacturing)	861	50,317
DaVita, Inc.* (Healthcare - Services)	369	17,111
Dean Foods Co.* (Food)	369	7,638
Deere & Co. (Machinery - Diversified)	861	35,525
Dell, Inc.* (Computers)	6,027	70,034
Denbury Resources, Inc.* (Oil & Gas)	861	14,017
DENTSPLY International, Inc. (Healthcare - Products)	246	7,041
Devon Energy Corp. (Oil & Gas)	1,476	76,531
Diamond Offshore Drilling, Inc. (Oil & Gas)	123	8,906

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
DIRECTV Group, Inc.* (Media)	738	$18,251
Discover Financial Services (Diversified Financial Services)	984	8,000
Dr. Pepper Snapple Group, Inc.* (Beverages)	492	10,189
Dun & Bradstreet Corp. (Software)	246	20,024
E* TRADE Financial Corp.* (Diversified Financial Services)	984	1,407
eBay, Inc.* (Internet)	3,690	60,774
Ecolab, Inc. (Chemicals)	615	23,708
Electronic Arts, Inc.* (Software)	492	10,012
EMC Corp.* (Computers)	4,797	60,106
Emerson Electric Co. (Electrical Components & Equipment)	1,599	54,430
Ensco International, Inc. (Oil & Gas)	492	13,914
EOG Resources, Inc. (Oil & Gas)	861	54,656
EQT Corp. (Oil & Gas)	246	8,273
Equifax, Inc. (Commercial Services)	492	14,347
Expedia, Inc.* (Internet)	369	5,022
Expeditors International of Washington, Inc. (Transportation)	738	25,616
Express Scripts, Inc.* (Pharmaceuticals)	861	55,078
Exxon Mobil Corp. (Oil & Gas)	17,712	1,180,859
Family Dollar Stores, Inc. (Retail)	246	8,165
Fastenal Co. (Distribution/Wholesale)	492	18,873
Federated Investors, Inc. - Class B (Diversified Financial Services)	246	5,628
FedEx Corp. (Transportation)	492	27,532
First Horizon National Corp. (Banks)	369	4,247
Fiserv, Inc.* (Software)	615	22,952
FLIR Systems, Inc.* (Electronics)	492	10,913
Fluor Corp. (Engineering & Construction)	369	13,974
Forest Laboratories, Inc.* (Pharmaceuticals)	1,107	24,011
Franklin Resources, Inc. (Diversified Financial Services)	492	29,756
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,353	57,705
GameStop Corp. - Class A* (Retail)	615	18,548
General Dynamics Corp. (Aerospace/Defense)	738	38,132
General Mills, Inc. (Food)	615	31,174
General Motors Corp. (Auto Manufacturers)	615	1,181
Genzyme Corp.* (Biotechnology)	492	26,238
Gilead Sciences, Inc.* (Pharmaceuticals)	2,091	95,768
Google, Inc. - Class A* (Internet)	861	340,930
Halliburton Co. (Oil & Gas Services)	1,599	32,332
Harley-Davidson, Inc. (Leisure Time)	492	10,903
Harman International Industries, Inc. (Home Furnishings)	123	2,237
Harris Corp. (Telecommunications)	492	15,045
Heinz (H.J.) Co. (Food)	615	21,168
Hess Corp. (Oil & Gas)	984	53,913
Hewlett-Packard Co. (Computers)	5,535	199,149
Home Depot, Inc. (Retail)	3,690	97,121
Hormel Foods Corp. (Food)	123	3,849
Hospira, Inc.* (Pharmaceuticals)	246	8,086
Hudson City Bancorp, Inc. (Savings & Loans)	1,107	13,904
Humana, Inc.* (Healthcare - Services)	369	10,620
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	738	24,206
IMS Health, Inc. (Software)	615	7,724
Intel Corp. (Semiconductors)	9,225	145,570
IntercontinentalExchange, Inc.* (Diversified Financial Services)	246	21,550
International Business Machines Corp. (Computers)	3,321	342,760
International Flavors & Fragrances, Inc. (Chemicals)	123	3,838
Intuit, Inc.* (Software)	1,107	25,605
Intuitive Surgical, Inc.* (Healthcare - Products)	123	17,679
Iron Mountain, Inc.* (Commercial Services)	246	7,009
ITT Industries, Inc. (Miscellaneous Manufacturing)	369	15,133
Jacobs Engineering Group, Inc.* (Engineering & Construction)	246	9,358
Johnson & Johnson (Healthcare - Products)	9,594	502,342
Juniper Networks, Inc.* (Telecommunications)	738	15,978
KB Home (Home Builders)	123	2,223
Kellogg Co. (Food)	861	36,257
Kimberly-Clark Corp. (Household Products/Wares)	861	42,310
King Pharmaceuticals, Inc.* (Pharmaceuticals)	369	2,908
Kohls Corp.* (Retail)	738	33,468
Kroger Co. (Food)	861	18,615
L-3 Communications Holdings, Inc. (Aerospace/Defense)	246	18,733
Laboratory Corp. of America Holdings* (Healthcare - Services)	369	23,671
Leucadia National Corp.* (Holding Companies - Diversified)	369	7,834
Lexmark International, Inc. - Class A* (Computers)	246	4,827
Life Technologies Corp.* (Biotechnology)	246	9,176
Lockheed Martin Corp. (Aerospace/Defense)	1,107	86,933
Loews Corp. (Insurance)	492	12,246
Lowe’s Cos., Inc. (Retail)	3,567	76,690
LSI Logic Corp.* (Semiconductors)	861	3,306
Marathon Oil Corp. (Oil & Gas)	1,476	43,837
Marriott International, Inc. - Class A (Lodging)	738	17,387
MasterCard, Inc. - Class A (Software)	246	45,129
MBIA, Inc.* (Insurance)	369	1,745
McAfee, Inc.* (Internet)	246	9,235
McCormick & Co., Inc. (Food)	246	7,245
McDonald’s Corp. (Retail)	1,968	104,875
McGraw-Hill Cos., Inc. (Media)	1,107	33,376
Medco Health Solutions, Inc.* (Pharmaceuticals)	615	26,783
Medtronic, Inc. (Healthcare - Products)	3,936	125,952
MEMC Electronic Materials, Inc.* (Semiconductors)	738	11,956
Microsoft Corp. (Software)	26,568	538,268
Millipore Corp.* (Biotechnology)	123	7,269
Monsanto Co. (Agriculture)	1,107	93,973

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Monster Worldwide, Inc.* (Internet)	123	$1,697
Moody’s Corp. (Commercial Services)	246	7,262
Motorola, Inc. (Telecommunications)	7,872	43,532
Murphy Oil Corp. (Oil & Gas)	615	29,342
Mylan Laboratories, Inc.* (Pharmaceuticals)	492	6,519
Nabors Industries, Ltd.* (Oil & Gas)	984	14,967
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	246	4,731
National Semiconductor Corp. (Semiconductors)	738	9,129
National-Oilwell Varco, Inc.* (Oil & Gas Services)	861	26,071
NetApp, Inc.* (Computers)	1,107	20,258
Newmont Mining Corp. (Mining)	615	24,748
NIKE, Inc. - Class B (Apparel)	1,353	70,992
Noble Energy, Inc. (Oil & Gas)	246	13,961
Nordstrom, Inc. (Retail)	369	8,350
Norfolk Southern Corp. (Transportation)	615	21,943
Northern Trust Corp. (Banks)	369	20,059
Novell, Inc.* (Software)	615	2,312
Novellus Systems, Inc.* (Semiconductors)	123	2,221
Nucor Corp. (Iron/Steel)	1,107	45,044
NVIDIA Corp.* (Semiconductors)	1,230	14,120
NYSE Euronext (Diversified Financial Services)	861	19,949
O’Reilly Automotive, Inc.* (Retail)	246	9,557
Occidental Petroleum Corp. (Oil & Gas)	1,968	110,779
Omnicom Group, Inc. (Advertising)	738	23,225
Oracle Corp. (Software)	13,653	264,049
Owens-Illinois, Inc.* (Packaging & Containers)	123	3,000
PACCAR, Inc. (Auto Manufacturers)	1,230	43,591
Pactiv Corp.* (Packaging & Containers)	246	5,378
Pall Corp. (Miscellaneous Manufacturing)	246	6,497
Parker Hannifin Corp. (Miscellaneous Manufacturing)	369	16,734
Patterson Cos., Inc.* (Healthcare - Products)	369	7,550
Paychex, Inc. (Commercial Services)	1,107	29,900
Peabody Energy Corp. (Coal)	615	16,230
PepsiCo, Inc. (Beverages)	5,412	269,301
Pioneer Natural Resources Co. (Oil & Gas)	246	5,688
Pitney Bowes, Inc. (Office/Business Equipment)	492	12,074
Polo Ralph Lauren Corp. (Apparel)	123	6,622
Praxair, Inc. (Chemicals)	738	55,062
Precision Castparts Corp. (Metal Fabricate/Hardware)	246	18,416
Procter & Gamble Co. (Cosmetics/Personal Care)	7,257	358,786
Progressive Corp.* (Insurance)	2,337	35,709
Pulte Homes, Inc. (Home Builders)	369	4,247
QLogic Corp.* (Semiconductors)	246	3,488
Qualcomm, Inc. (Telecommunications)	5,781	244,652
Quest Diagnostics, Inc. (Healthcare - Services)	369	18,941
Questar Corp. (Pipelines)	615	18,278
RadioShack Corp. (Retail)	246	3,464
Range Resources Corp. (Oil & Gas)	492	19,665
Republic Services, Inc. (Environmental Control)	615	12,915
Robert Half International, Inc. (Commercial Services)	492	11,818
Rockwell Collins, Inc. (Aerospace/Defense)	492	18,868
Rockwell International Corp. (Machinery - Diversified)	492	15,542
Salesforce.com, Inc.* (Software)	369	15,797
SanDisk Corp.* (Computers)	738	11,601
Schlumberger, Ltd. (Oil & Gas Services)	4,182	204,876
Scripps Networks Interactive - Class A (Entertainment)	123	3,375
Sealed Air Corp. (Packaging & Containers)	369	7,033
Sears Holdings Corp.* (Retail)	246	15,368
Sherwin-Williams Co. (Chemicals)	369	20,900
Sigma-Aldrich Corp. (Chemicals)	246	10,785
SLM Corp.* (Diversified Financial Services)	1,599	7,723
Smith International, Inc. (Oil & Gas Services)	738	19,077
Southwest Airlines Co. (Airlines)	984	6,868
Southwestern Energy Co.* (Oil & Gas)	738	26,465
Sprint Nextel Corp.* (Telecommunications)	3,444	15,016
St. Jude Medical, Inc.* (Healthcare - Products)	1,230	41,230
Staples, Inc. (Retail)	1,353	27,899
Starbucks Corp.* (Retail)	2,583	37,350
State Street Corp. (Banks)	738	25,188
Stericycle, Inc.* (Environmental Control)	123	5,791
Stryker Corp. (Healthcare - Products)	861	33,329
Sunoco, Inc. (Oil & Gas)	369	9,782
Symantec Corp.* (Internet)	1,722	29,705
Sysco Corp. (Food)	2,091	48,783
T. Rowe Price Group, Inc. (Diversified Financial Services)	615	23,690
Target Corp. (Retail)	1,353	55,825
Tellabs, Inc.* (Telecommunications)	492	2,578
Teradata Corp.* (Computers)	246	4,113
Texas Instruments, Inc. (Semiconductors)	4,551	82,191
The Charles Schwab Corp. (Diversified Financial Services)	2,214	40,915
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	369	11,033
The Gap, Inc. (Retail)	738	11,469
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,845	237,082
The Hershey Co. (Food)	615	22,226
The Pepsi Bottling Group, Inc. (Beverages)	246	7,692
Thermo Electron Corp.* (Electronics)	615	21,574
Time Warner Cable, Inc. (Media)	492	15,857
Titanium Metals Corp. (Mining)	246	1,670

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
TJX Cos., Inc. (Retail)	1,476	$41,284
Torchmark Corp. (Insurance)	123	3,608
Total System Services, Inc. (Software)	738	9,203
United Parcel Service, Inc. - Class B (Transportation)	1,845	96,567
United Technologies Corp. (Aerospace/Defense)	1,845	90,110
UnitedHealth Group, Inc. (Healthcare - Services)	4,182	98,361
Varian Medical Systems, Inc.* (Healthcare - Products)	492	16,418
Ventas, Inc. (REIT)	246	7,045
VeriSign, Inc.* (Internet)	615	12,657
Viacom, Inc. - Class B* (Media)	2,091	40,231
W.W. Grainger, Inc. (Distribution/Wholesale)	123	10,317
Wal-Mart Stores, Inc. (Retail)	4,920	247,968
Walgreen Co. (Retail)	1,968	61,854
Walt Disney Co. (Media)	2,460	53,874
Waters Corp.* (Electronics)	369	16,299
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	123	3,806
WellPoint, Inc.* (Healthcare - Services)	738	31,557
Western Union Co. (Commercial Services)	2,460	41,205
Wyeth (Pharmaceuticals)	2,583	109,519
Wynn Resorts, Ltd.* (Lodging)	246	9,651
Xilinx, Inc. (Semiconductors)	492	10,056
XTO Energy, Inc. (Oil & Gas)	1,968	68,211
Yahoo!, Inc.* (Internet)	4,797	68,549
YUM! Brands, Inc. (Retail)	1,599	53,327
Zimmer Holdings, Inc.* (Healthcare - Products)	738	32,465

TOTAL COMMON STOCKS (Cost $11,102,207)		14,165,472

TOTAL INVESTMENT SECURITIES (Cost $11,102,207)—100.1%		14,165,472
Net other assets (liabilities) — (0.1)%		(20,244)

NET ASSETS — 100.0%		$14,145,228

*	Non-income producing security

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	0.7%
Airlines	NM
Apparel	0.7%
Auto Manufacturers	0.3%
Banks	0.3%
Beverages	3.7%
Biotechnology	2.5%
Chemicals	0.9%
Coal	0.2%
Commercial Services	1.0%
Computers	7.9%
Cosmetics/Personal Care	3.5%
Distribution/Wholesale	0.2%
Diversified Financial Services	3.8%
Electrical Components & Equipment	0.4%
Electronics	0.7%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.5%
Hand/Machine Tools	0.1%
Healthcare - Products	6.4%
Healthcare - Services	1.5%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	0.9%
Internet	4.4%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	0.5%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.1%
Oil & Gas	18.2%
Oil & Gas Services	2.4%
Packaging & Containers	0.2%
Pharmaceuticals	3.5%
Pipelines	0.1%
REIT	NM
Real Estate	0.1%
Retail	7.8%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	8.0%
Telecommunications	5.2%
Textiles	NM
Transportation	1.7%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (100.0%)
3Com Corp.* (Telecommunications)	18,576	$75,233
99 Cents Only Stores* (Retail)	1,728	18,559
Acxiom Corp. (Software)	2,376	22,928
ADC Telecommunications, Inc.* (Telecommunications)	2,808	20,667
ADTRAN, Inc. (Telecommunications)	1,512	31,979
Advent Software, Inc.* (Software)	648	21,540
Aecom Technology Corp.* (Engineering & Construction)	3,024	77,808
Affymetrix, Inc.* (Biotechnology)	4,320	20,261
AGCO Corp.* (Machinery - Diversified)	3,456	83,981
AGL Resources, Inc. (Gas)	4,536	141,387
Airgas, Inc. (Chemicals)	2,160	93,139
AirTran Holdings, Inc.* (Airlines)	7,128	49,540
Albemarle Corp. (Chemicals)	1,944	52,138
Alberto-Culver Co. (Cosmetics/Personal Care)	3,240	72,220
Alexander & Baldwin, Inc. (Transportation)	2,592	69,051
Alexandria Real Estate Equities, Inc. (REIT)	2,376	86,677
Alliant Energy Corp. (Electric)	6,696	149,723
AMB Property Corp. (REIT)	4,536	86,592
American Eagle Outfitters, Inc. (Retail)	4,320	64,022
American Financial Group, Inc. (Insurance)	4,536	79,743
American Greetings Corp. - Class A (Household Products/Wares)	2,808	22,043
AmeriCredit Corp.* (Diversified Financial Services)	4,104	41,738
AnnTaylor Stores Corp.* (Retail)	3,456	25,540
Apollo Investment Corp. (Investment Companies)	8,640	41,472
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,944	60,322
Aqua America, Inc. (Water)	4,752	87,199
Arch Coal, Inc. (Coal)	4,320	60,350
Arrow Electronics, Inc.* (Electronics)	7,128	162,091
Arthur J. Gallagher & Co. (Insurance)	5,616	126,248
Ashland, Inc. (Chemicals)	3,888	85,380
Associated Banc-Corp (Banks)	7,776	120,295
Astoria Financial Corp. (Savings & Loans)	4,752	39,252
Atmel Corp.* (Semiconductors)	18,576	71,332
Avnet, Inc.* (Electronics)	9,072	198,586
Avocent Corp.* (Internet)	1,296	18,714
BancorpSouth, Inc. (Banks)	4,320	100,440
Bank of Hawaii Corp. (Banks)	1,296	45,541
Barnes & Noble, Inc. (Retail)	2,160	56,419
BE Aerospace, Inc.* (Aerospace/Defense)	6,048	65,258
Beckman Coulter, Inc. (Healthcare - Products)	2,160	113,530
Bill Barrett Corp.* (Oil & Gas)	1,728	44,893
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	648	45,159
BJ’s Wholesale Club, Inc.* (Retail)	1,944	64,813
Black Hills Corp. (Electric)	2,376	47,235
Blyth, Inc. (Household Products/Wares)	432	19,043
Bob Evans Farms, Inc. (Retail)	1,944	47,142
BorgWarner, Inc. (Auto Parts & Equipment)	3,672	106,304
Boyd Gaming Corp. (Lodging)	3,456	31,761
BRE Properties, Inc. - Class A (REIT)	3,024	74,300
Brink’s Home Security Holdings, Inc.* (Commercial Services)	2,376	63,154
Brinker International, Inc. (Retail)	6,048	107,171
Broadridge Financial Solutions, Inc. (Software)	3,024	58,514
Cabot Corp. (Chemicals)	3,888	56,765
Cadence Design Systems, Inc.* (Computers)	15,552	86,780
Callaway Golf Co. (Leisure Time)	3,888	29,354
Camden Property Trust (REIT)	3,240	87,901
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,160	49,140
Carmax, Inc.* (Retail)	13,176	168,126
Carpenter Technology Corp. (Iron/Steel)	1,080	22,324
Cathay Bancorp, Inc. (Banks)	1,296	14,541
Charles River Laboratories International, Inc.* (Biotechnology)	2,376	65,696
Cheesecake Factory, Inc.* (Retail)	1,512	26,263
Cimarex Energy Co. (Oil & Gas)	1,944	52,294
Cincinnati Bell, Inc.* (Telecommunications)	13,824	38,569
City National Corp. (Banks)	2,376	86,962
Cleco Corp. (Electric)	3,456	72,887
Coldwater Creek, Inc.* (Retail)	1,512	5,216
Collective Brands, Inc.* (Retail)	3,888	56,454
Commerce Bancshares, Inc. (Banks)	2,160	71,496
Commercial Metals Co. (Metal Fabricate/Hardware)	2,808	41,783
Community Health Systems, Inc.* (Healthcare - Services)	3,024	69,068
Corinthian Colleges, Inc.* (Commercial Services)	2,160	33,264
Corn Products International, Inc. (Food)	4,536	108,410
Corporate Office Properties Trust (REIT)	2,592	79,212
Corrections Corp. of America* (Commercial Services)	4,536	64,094
Cousins Properties, Inc. (REIT)	2,592	21,902
Covance, Inc.* (Healthcare - Services)	1,512	59,391
Crane Co. (Miscellaneous Manufacturing)	2,808	64,837
Cullen/Frost Bankers, Inc. (Banks)	1,944	91,543
Cytec Industries, Inc. (Chemicals)	2,808	55,767
Deluxe Corp. (Commercial Services)	3,024	43,848
DeVry, Inc. (Commercial Services)	1,944	82,737
Diebold, Inc. (Computers)	3,888	102,760
DPL, Inc. (Electric)	6,912	155,036
Duke-Weeks Realty Corp. (REIT)	12,960	126,619
Dycom Industries, Inc.* (Engineering & Construction)	1,296	10,912
Edwards Lifesciences Corp.* (Healthcare - Products)	1,296	82,140
Energen Corp. (Gas)	1,512	54,613
Equity One, Inc. (REIT)	1,944	28,927
Essex Property Trust, Inc. (REIT)	1,512	95,997
Everest Re Group, Ltd. (Insurance)	3,672	274,078

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Exterran Holdings, Inc.* (Oil & Gas Services)	3,888	$80,287
Fair Isaac Corp. (Software)	1,080	18,166
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,560	46,570
Federal Realty Investment Trust (REIT)	3,456	190,771
Federal Signal Corp. (Miscellaneous Manufacturing)	2,808	21,818
Fidelity National Title Group, Inc. - Class A (Insurance)	14,256	258,461
First American Financial Corp. (Insurance)	5,616	157,697
First Niagara Financial Group, Inc. (Savings & Loans)	9,072	122,835
FirstMerit Corp. (Banks)	4,968	96,429
Flowers Foods, Inc. (Food)	2,592	59,875
Foot Locker, Inc. (Retail)	9,288	110,434
Forest Oil Corp.* (Oil & Gas)	5,832	93,312
Fulton Financial Corp. (Banks)	10,584	69,960
GATX Corp. (Trucking & Leasing)	3,024	91,053
Gentex Corp. (Electronics)	8,424	112,629
Granite Construction, Inc. (Engineering & Construction)	864	34,085
Great Plains Energy, Inc. (Electric)	7,128	103,142
Greif, Inc. - Class A (Packaging & Containers)	1,944	88,005
Hanesbrands, Inc.* (Apparel)	3,240	53,330
Harsco Corp. (Miscellaneous Manufacturing)	2,808	77,360
Harte-Hanks, Inc. (Advertising)	2,376	19,626
Hawaiian Electric Industries, Inc. (Electric)	5,400	83,916
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,616	26,227
Health Net, Inc.* (Healthcare - Services)	6,264	90,452
Henry Schein, Inc.* (Healthcare - Products)	2,160	88,646
Hewitt Associates, Inc.* (Commercial Services)	3,240	101,606
Highwoods Properties, Inc. (REIT)	3,888	93,273
Hill-Rom Holdings, Inc. (Healthcare - Products)	3,672	47,663
HNI Corp. (Office Furnishings)	2,592	40,176
Horace Mann Educators Corp. (Insurance)	2,376	20,861
Hospitality Properties Trust (REIT)	5,616	68,740
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,456	114,739
IDACORP, Inc. (Electric)	2,808	67,308
IDEX Corp. (Machinery - Diversified)	2,808	70,902
Imation Corp. (Computers)	1,728	17,280
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	9,936	144,271
Integrated Device Technology, Inc.* (Semiconductors)	10,152	55,125
International Bancshares Corp. (Banks)	1,080	14,591
International Rectifier Corp.* (Semiconductors)	2,592	43,753
International Speedway Corp. (Entertainment)	864	20,460
Intersil Corp. - Class A (Semiconductors)	7,344	85,190
Itron, Inc.* (Electronics)	1,080	49,680
Jack Henry & Associates, Inc. (Computers)	2,160	38,923
Jefferies Group, Inc. (Diversified Financial Services)	3,240	63,407
JetBlue Airways Corp.* (Airlines)	11,016	54,309
Kansas City Southern Industries, Inc.* (Transportation)	2,376	36,234
KBR, Inc. (Engineering & Construction)	9,720	151,826
Kelly Services, Inc. - Class A (Commercial Services)	1,728	19,630
Kennametal, Inc. (Hand/Machine Tools)	4,320	88,344
Kindred Healthcare, Inc.* (Healthcare - Services)	1,728	22,499
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,296	56,765
Lender Processing Services, Inc. (Diversified Financial Services)	1,728	49,524
Lennox International, Inc. (Building Materials)	2,808	89,547
Liberty Property Trust (REIT)	5,832	141,951
Life Time Fitness, Inc.* (Leisure Time)	1,296	24,313
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,296	33,502
LKQ Corp.* (Distribution/Wholesale)	3,240	55,015
Louisiana-Pacific Corp. (Forest Products & Paper)	5,400	21,978
Lubrizol Corp. (Chemicals)	4,104	177,375
M.D.C. Holdings, Inc. (Home Builders)	1,080	36,914
Mack-Cali Realty Corp. (REIT)	3,888	104,432
Macrovision Solutions Corp.* (Entertainment)	1,944	39,308
Manpower, Inc. (Commercial Services)	4,752	204,764
ManTech International Corp. - Class A* (Software)	648	23,451
Mariner Energy, Inc.* (Oil & Gas)	2,376	27,039
Martin Marietta Materials (Building Materials)	1,080	90,752
Masimo Corp.* (Healthcare - Products)	2,592	74,909
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	648	20,295
MDU Resources Group, Inc. (Electric)	6,264	110,059
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,160	34,711
Mentor Graphics Corp.* (Computers)	3,888	26,127
Mercury General Corp. (Insurance)	1,080	36,482
Mine Safety Appliances Co. (Environmental Control)	864	21,298
Minerals Technologies, Inc. (Chemicals)	648	24,099
Mohawk Industries, Inc.* (Textiles)	3,456	163,503
MPS Group, Inc.* (Commercial Services)	3,456	27,786

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
National Fuel Gas Co. (Pipelines)	4,752	$155,438
National Instruments Corp. (Computers)	1,728	38,085
Nationwide Health Properties, Inc. (REIT)	6,048	149,325
NBTY, Inc.* (Pharmaceuticals)	1,296	33,579
NCR Corp.* (Computers)	4,752	48,233
New York Community Bancorp (Savings & Loans)	20,736	234,524
NewAlliance Bancshares, Inc. (Savings & Loans)	4,104	52,983
Newfield Exploration Co.* (Oil & Gas)	2,808	87,553
Nordson Corp. (Machinery - Diversified)	864	31,346
NSTAR (Electric)	6,480	203,537
NV Energy, Inc. (Electric)	14,040	143,910
OGE Energy Corp. (Electric)	5,616	144,387
Old Republic International Corp. (Insurance)	13,824	129,531
Olin Corp. (Chemicals)	1,728	21,773
OMEGA Healthcare Investors, Inc. (REIT)	4,752	74,701
Omnicare, Inc. (Pharmaceuticals)	3,024	77,747
ONEOK, Inc. (Gas)	6,264	163,929
Oshkosh Truck Corp. (Auto Manufacturers)	4,536	43,546
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,296	43,507
Overseas Shipholding Group, Inc. (Transportation)	648	18,604
Owens & Minor, Inc. (Distribution/Wholesale)	2,592	89,891
Packaging Corp. of America (Packaging & Containers)	6,048	95,982
PacWest Bancorp (Banks)	1,512	22,030
Palm, Inc.* (Computers)	4,104	43,051
Patriot Coal Corp.* (Coal)	1,728	10,886
Pentair, Inc. (Miscellaneous Manufacturing)	5,832	155,365
PepsiAmericas, Inc. (Beverages)	3,456	84,914
Perrigo Co. (Pharmaceuticals)	3,024	78,382
PetSmart, Inc. (Retail)	2,808	64,247
Phillips-Van Heusen Corp. (Apparel)	3,024	87,787
Plains Exploration & Production Co.* (Oil & Gas)	3,024	57,063
PNM Resources, Inc. (Electric)	5,184	44,168
Polycom, Inc.* (Telecommunications)	2,160	40,262
Potlatch Corp. (Forest Products & Paper)	1,080	31,763
Pride International, Inc.* (Oil & Gas)	5,400	122,580
Protective Life Corp. (Insurance)	4,104	35,171
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,296	25,129
Quanta Services, Inc.* (Commercial Services)	7,560	171,839
Ralcorp Holdings, Inc.* (Food)	1,512	86,426
Raymond James Financial Corp. (Diversified Financial Services)	3,024	47,447
Rayonier, Inc. (Forest Products & Paper)	4,752	183,522
Realty Income Corp. (REIT)	6,264	139,875
Regency Centers Corp. (REIT)	4,752	177,962
Regis Corp. (Retail)	2,592	49,611
Reinsurance Group of America, Inc. (Insurance)	2,376	75,533
Rent-A-Center, Inc.* (Commercial Services)	4,104	79,002
RF Micro Devices, Inc.* (Telecommunications)	15,768	33,270
RPM, Inc. (Chemicals)	7,776	107,464
Ruddick Corp. (Food)	2,376	60,968
SAIC, Inc.* (Commercial Services)	7,344	132,926
Saks, Inc.* (Retail)	8,640	45,014
Scholastic Corp. (Media)	1,512	29,832
Scientific Games Corp. - Class A* (Entertainment)	2,160	37,778
Semtech Corp.* (Semiconductors)	1,944	28,032
Sensient Technologies Corp. (Chemicals)	2,808	65,651
Service Corp. International (Commercial Services)	15,336	69,472
Shaw Group, Inc.* (Engineering & Construction)	4,968	166,577
SL Green Realty Corp. (REIT)	3,456	61,033
Smithfield Foods, Inc.* (Food)	7,128	61,586
Sonoco Products Co. (Packaging & Containers)	6,048	147,632
Southern Union Co. (Gas)	7,560	120,280
SPX Corp. (Miscellaneous Manufacturing)	3,240	149,591
SRA International, Inc. - Class A* (Computers)	1,080	16,621
StanCorp Financial Group, Inc. (Insurance)	1,512	41,474
STERIS Corp. (Healthcare - Products)	1,944	46,850
Sybase, Inc.* (Software)	2,592	88,024
Syniverse Holdings, Inc.* (Telecommunications)	1,944	24,494
Synovus Financial Corp. (Banks)	7,776	25,116
TCF Financial Corp. (Banks)	3,672	51,078
Tech Data Corp.* (Distribution/Wholesale)	3,024	87,061
Teleflex, Inc. (Miscellaneous Manufacturing)	2,376	102,121
Telephone & Data Systems, Inc. (Telecommunications)	6,048	173,396
Temple-Inland, Inc. (Forest Products & Paper)	6,480	77,371
Terra Industries, Inc. (Chemicals)	2,808	74,412
The Brink’s Co. (Miscellaneous Manufacturing)	2,376	67,360
The Colonial BancGroup, Inc. (Banks)	12,096	9,193
The Macerich Co. (REIT)	4,536	79,516
The Ryland Group, Inc. (Home Builders)	864	17,893
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,512	51,060
Thoratec Corp.* (Healthcare - Products)	864	25,108
Tidewater, Inc. (Oil & Gas Services)	1,728	74,736
Timken Co. (Metal Fabricate/Hardware)	5,184	83,359
Tootsie Roll Industries, Inc. (Food)	864	21,038
Trustmark Corp. (Banks)	2,160	46,958

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tupperware Corp. (Household Products/Wares)	1,728	$43,252
UDR, Inc. (REIT)	8,208	82,655
UGI Corp. (Gas)	3,456	79,281
United Rentals, Inc.* (Commercial Services)	1,728	10,472
Unitrin, Inc. (Insurance)	3,024	51,408
Universal Corp. (Agriculture)	1,512	45,602
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,512	76,205
URS Corp.* (Engineering & Construction)	4,968	218,890
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,456	57,923
Valley National Bancorp (Banks)	4,104	59,385
Valspar Corp. (Chemicals)	6,048	145,152
Varian, Inc.* (Electronics)	864	28,529
Vectren Corp. (Gas)	4,968	110,141
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,128	219,685
Vishay Intertechnology, Inc.* (Electronics)	11,232	65,932
Wabtec Corp. (Machinery - Diversified)	1,296	49,429
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,944	43,565
Washington Federal, Inc. (Savings & Loans)	5,184	67,288
Waste Connections, Inc.* (Environmental Control)	1,944	50,116
Webster Financial Corp. (Banks)	3,240	16,945
Weingarten Realty Investors (REIT)	6,264	97,343
WellCare Health Plans, Inc.* (Healthcare - Services)	2,592	38,906
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	15,336	76,680
Werner Enterprises, Inc. (Transportation)	1,296	21,190
Westamerica Bancorp (Banks)	648	34,752
Westar Energy, Inc. (Electric)	6,480	113,594
WGL Holdings, Inc. (Gas)	1,512	47,084
Williams Sonoma, Inc. (Retail)	5,184	72,576
Wilmington Trust Corp. (Banks)	4,104	59,549
Wind River Systems, Inc.* (Software)	1,728	12,666
Woodward Governor Co. (Electronics)	1,512	30,180
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,672	54,713
YRC Worldwide, Inc.* (Transportation)	3,456	10,472
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,728	36,720

TOTAL COMMON STOCKS (Cost $17,969,719)		20,573,659

	Principal Amount
Repurchase Agreements (0.2%)
Bank of America, 0.07%, 5/1/09, dated 4/30/09, with a repurchase price of $5,000
(Collateralized by $5,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $5,106)	$5,000	5,000
Deutsche Bank, 0.09%, 5/1/09, dated 4/30/09, with a repurchase price of $18,000
(Collateralized by $18,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $18,828)	18,000	18,000
HSBC, 0.09%, 5/1/09, dated 4/30/09, with a repurchase price of $14,000
(Collateralized by $15,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $14,974)	14,000	14,000
UMB, 0.08%, 5/1/09, dated 4/30/09, with a repurchase price of $3,000
(Collateralized by $3,000 Federal Home Loan Mortgage Corp., 5.00%, 9/1/10, market value $3,185)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000

TOTAL INVESTMENT SECURITIES (Cost $18,009,719)—100.2%		20,613,659
Net other assets (liabilities) — (0.2)%		(43,177)

NET ASSETS — 100.0%		$20,570,482

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2009.

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.5%
Banks	5.0%
Beverages	0.4%
Biotechnology	1.7%
Building Materials	0.8%
Chemicals	4.8%
Coal	0.4%
Commercial Services	5.3%
Computers	2.0%
Cosmetics/Personal Care	0.4%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.1%
Electric	7.0%
Electrical Components & Equipment	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2009
(unaudited)

Electronics	3.0%
Engineering & Construction	3.3%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.9%
Forest Products & Paper	1.6%
Gas	3.5%
Hand/Machine Tools	0.4%
Healthcare - Products	2.3%
Healthcare - Services	2.1%
Home Builders	0.3%
Household Products/Wares	0.7%
Insurance	6.4%
Internet	0.1%
Investment Companies	0.2%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	4.0%
Office Furnishings	0.2%
Oil & Gas	2.4%
Oil & Gas Services	0.8%
Packaging & Containers	1.6%
Pharmaceuticals	1.7%
Pipelines	0.8%
REIT	10.5%
Retail	4.6%
Retail - Restaurants	0.4%
Savings & Loans	2.5%
Semiconductors	1.5%
Software	1.2%
Telecommunications	2.2%
Textiles	0.8%
Transportation	0.8%
Trucking & Leasing	0.4%
Water	0.4%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (99.6%)
3Com Corp.* (Telecommunications)	2,484	$10,060
99 Cents Only Stores* (Retail)	552	5,928
ACI Worldwide, Inc.* (Software)	828	14,300
Acxiom Corp. (Software)	690	6,658
ADC Telecommunications, Inc.* (Telecommunications)	1,794	13,204
ADTRAN, Inc. (Telecommunications)	828	17,512
Advance Auto Parts, Inc. (Retail)	2,346	102,637
Advent Software, Inc.* (Software)	138	4,587
Aecom Technology Corp.* (Engineering & Construction)	828	21,304
Aeropostale, Inc.* (Retail)	1,656	56,254
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,104	62,762
AGCO Corp.* (Machinery - Diversified)	828	20,120
Airgas, Inc. (Chemicals)	1,104	47,604
Alaska Air Group, Inc.* (Airlines)	966	16,209
Albemarle Corp. (Chemicals)	1,518	40,713
Alberto-Culver Co. (Cosmetics/Personal Care)	828	18,456
Alliance Data Systems Corp.* (Commercial Services)	1,656	69,337
Alliant Techsystems, Inc.* (Aerospace/Defense)	828	65,950
AMB Property Corp. (REIT)	1,518	28,979
American Eagle Outfitters, Inc. (Retail)	3,450	51,129
AmeriCredit Corp.* (Diversified Financial Services)	1,242	12,631
Ametek, Inc. (Electrical Components & Equipment)	2,760	88,900
ANSYS, Inc.* (Software)	2,208	60,985
AptarGroup, Inc. (Miscellaneous Manufacturing)	828	25,693
Aqua America, Inc. (Water)	1,380	25,323
Arch Coal, Inc. (Coal)	1,794	25,062
Atmel Corp.* (Semiconductors)	3,450	13,248
Avocent Corp.* (Internet)	552	7,971
Bank of Hawaii Corp. (Banks)	690	24,247
Beckman Coulter, Inc. (Healthcare - Products)	690	36,266
Bill Barrett Corp.* (Oil & Gas)	276	7,170
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	276	19,234
BJ’s Wholesale Club, Inc.* (Retail)	690	23,005
BorgWarner, Inc. (Auto Parts & Equipment)	1,380	39,951
Broadridge Financial Solutions, Inc. (Software)	2,346	45,395
Brown & Brown, Inc. (Insurance)	2,898	56,395
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,932	41,944
Career Education Corp.* (Commercial Services)	1,794	39,540
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	552	12,558
Carpenter Technology Corp. (Iron/Steel)	690	14,262
Cathay Bancorp, Inc. (Banks)	690	7,742
Cerner Corp.* (Software)	1,656	89,093
Charles River Laboratories International, Inc.* (Biotechnology)	690	19,078
Cheesecake Factory, Inc.* (Retail)	828	14,382
Chico’s FAS, Inc.* (Retail)	4,416	33,738
Chipotle Mexican Grill, Inc. - Class A* (Retail)	828	67,143
Church & Dwight, Inc. (Household Products/Wares)	1,794	97,612
Cimarex Energy Co. (Oil & Gas)	1,242	33,410
Clean Harbors, Inc.* (Environmental Control)	552	27,655
Cliffs Natural Resources, Inc. (Iron/Steel)	2,898	66,828
Coldwater Creek, Inc.* (Retail)	552	1,904
Commerce Bancshares, Inc. (Banks)	828	27,407
Commercial Metals Co. (Metal Fabricate/Hardware)	1,656	24,641
Commscope, Inc.* (Telecommunications)	1,794	45,029
Community Health Systems, Inc.* (Healthcare - Services)	1,104	25,215
Comstock Resources, Inc.* (Oil & Gas)	1,104	38,044
Con-way, Inc. (Transportation)	1,104	27,357
Copart, Inc.* (Retail)	1,656	51,982
Corinthian Colleges, Inc.* (Commercial Services)	1,242	19,127
Corporate Office Properties Trust (REIT)	276	8,435
Corrections Corp. of America* (Commercial Services)	1,242	17,549
Covance, Inc.* (Healthcare - Services)	966	37,944
Cree Research, Inc.* (Semiconductors)	2,208	60,477
Cullen/Frost Bankers, Inc. (Banks)	690	32,492
DeVry, Inc. (Commercial Services)	828	35,240
Dick’s Sporting Goods, Inc.* (Retail)	2,208	41,952
Digital River, Inc.* (Internet)	966	37,114
Dollar Tree, Inc.* (Retail)	2,346	99,330
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,932	63,737
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,932	46,387
DST Systems, Inc.* (Computers)	966	34,940
Dycom Industries, Inc.* (Engineering & Construction)	414	3,486
Eaton Vance Corp. (Diversified Financial Services)	2,898	79,318
Edwards Lifesciences Corp.* (Healthcare - Products)	828	52,479
Encore Acquisition Co.* (Oil & Gas)	1,380	40,282
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,898	47,933
Energen Corp. (Gas)	1,242	44,861
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,518	86,981
F5 Networks, Inc.* (Internet)	2,070	56,449
FactSet Research Systems, Inc. (Computers)	1,104	59,163
Fair Isaac Corp. (Software)	690	11,606
Flowers Foods, Inc. (Food)	966	22,315
FMC Corp. (Chemicals)	1,932	94,146

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
FMC Technologies, Inc.* (Oil & Gas Services)	3,174	$108,646
Frontier Oil Corp. (Oil & Gas)	2,622	33,326
FTI Consulting, Inc.* (Commercial Services)	1,242	68,161
Gartner Group, Inc.* (Commercial Services)	1,518	20,508
Gen-Probe, Inc.* (Healthcare - Products)	1,380	66,461
Global Payments, Inc. (Software)	2,070	66,364
Graco, Inc. (Machinery - Diversified)	1,518	35,810
Granite Construction, Inc. (Engineering & Construction)	414	16,332
GUESS?, Inc. (Apparel)	1,518	39,529
Hanesbrands, Inc.* (Apparel)	966	15,900
Hanover Insurance Group, Inc. (Insurance)	1,242	37,235
Hansen Natural Corp.* (Beverages)	1,932	78,748
Harsco Corp. (Miscellaneous Manufacturing)	966	26,613
HCC Insurance Holdings, Inc. (Insurance)	2,898	69,320
Health Management Associates, Inc. - Class A* (Healthcare - Services)	3,726	17,400
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,346	21,325
Helmerich & Payne, Inc. (Oil & Gas)	2,622	80,810
Henry Schein, Inc.* (Healthcare - Products)	1,380	56,635
Herman Miller, Inc. (Office Furnishings)	1,380	20,521
Hewitt Associates, Inc.* (Commercial Services)	690	21,638
Hologic, Inc.* (Healthcare - Products)	6,486	96,382
IDEX Corp. (Machinery - Diversified)	966	24,391
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,518	59,657
Immucor, Inc.* (Healthcare - Products)	1,656	26,976
International Bancshares Corp. (Banks)	552	7,458
International Rectifier Corp.* (Semiconductors)	690	11,647
International Speedway Corp. (Entertainment)	414	9,804
Itron, Inc.* (Electronics)	414	19,044
ITT Educational Services, Inc.* (Commercial Services)	828	83,438
J. Crew Group, Inc.* (Retail)	1,242	21,375
J.B. Hunt Transport Services, Inc. (Transportation)	2,070	58,208
Jack Henry & Associates, Inc. (Computers)	1,242	22,381
Jefferies Group, Inc. (Diversified Financial Services)	1,656	32,408
John Wiley & Sons, Inc. (Media)	1,104	37,426
Jones Lang LaSalle, Inc. (Real Estate)	828	26,720
Joy Global, Inc. (Machinery - Construction & Mining)	2,622	66,861
Kansas City Southern Industries, Inc.* (Transportation)	1,380	21,045
Kinetic Concepts, Inc.* (Healthcare - Products)	1,380	34,169
Korn/Ferry International* (Commercial Services)	1,104	11,691
Lam Research Corp.* (Semiconductors)	3,174	88,491
Lamar Advertising Co.* (Advertising)	1,932	32,651
Landstar System, Inc. (Transportation)	1,242	44,228
Lender Processing Services, Inc. (Diversified Financial Services)	1,380	39,551
Life Time Fitness, Inc.* (Leisure Time)	414	7,767
LifePoint Hospitals, Inc.* (Healthcare - Services)	828	21,404
Lincare Holdings, Inc.* (Healthcare - Services)	1,932	46,619
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,104	49,161
LKQ Corp.* (Distribution/Wholesale)	2,208	37,492
M.D.C. Holdings, Inc. (Home Builders)	414	14,151
Macrovision Solutions Corp.* (Entertainment)	1,242	25,113
ManTech International Corp. - Class A* (Software)	276	9,988
Mariner Energy, Inc.* (Oil & Gas)	1,242	14,134
Martin Marietta Materials (Building Materials)	552	46,385
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,242	37,061
Masimo Corp.* (Healthcare - Products)	138	3,988
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	552	17,289
MDU Resources Group, Inc. (Electric)	2,070	36,370
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	552	8,871
Mentor Graphics Corp.* (Computers)	690	4,637
Mercury General Corp. (Insurance)	414	13,985
Metavante Technologies, Inc.* (Software)	2,208	52,087
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	828	51,030
Mine Safety Appliances Co. (Environmental Control)	414	10,205
Minerals Technologies, Inc. (Chemicals)	138	5,132
MPS Group, Inc.* (Commercial Services)	828	6,657
MSC Industrial Direct Co. - Class A (Retail)	1,104	45,098
National Instruments Corp. (Computers)	690	15,208
Navigant Consulting Co.* (Commercial Services)	1,242	18,270
NBTY, Inc.* (Pharmaceuticals)	828	21,453
NCR Corp.* (Computers)	1,932	19,610
Netflix, Inc.* (Internet)	1,104	50,022
NeuStar, Inc.* (Telecommunications)	1,932	36,727
NewAlliance Bancshares, Inc. (Savings & Loans)	552	7,126
Newfield Exploration Co.* (Oil & Gas)	2,070	64,543

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Nordson Corp. (Machinery - Diversified)	414	$15,020
NVR, Inc.* (Home Builders)	138	69,741
Oceaneering International, Inc.* (Oil & Gas Services)	1,380	62,887
Olin Corp. (Chemicals)	1,242	15,649
Omnicare, Inc. (Pharmaceuticals)	1,380	35,480
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	828	27,796
Overseas Shipholding Group, Inc. (Transportation)	414	11,886
Palm, Inc.* (Computers)	1,104	11,581
Panera Bread Co. - Class A* (Retail)	828	46,376
Parametric Technology Corp.* (Software)	2,898	32,313
Patriot Coal Corp.* (Coal)	828	5,216
Patterson-UTI Energy, Inc. (Oil & Gas)	3,864	49,111
Perrigo Co. (Pharmaceuticals)	690	17,885
PetSmart, Inc. (Retail)	2,070	47,362
Pharmaceutical Product Development, Inc. (Commercial Services)	3,036	59,536
Plains Exploration & Production Co.* (Oil & Gas)	2,070	39,061
Plantronics, Inc. (Telecommunications)	1,242	15,823
Polycom, Inc.* (Telecommunications)	1,242	23,151
Potlatch Corp. (Forest Products & Paper)	552	16,234
Priceline.com, Inc.* (Internet)	966	93,789
Pride International, Inc.* (Oil & Gas)	2,208	50,122
Psychiatric Solutions, Inc.* (Healthcare - Services)	828	16,055
Quanta Services, Inc.* (Commercial Services)	1,794	40,778
Quicksilver Resources, Inc.* (Oil & Gas)	2,760	22,439
Ralcorp Holdings, Inc.* (Food)	690	39,440
Raymond James Financial Corp. (Diversified Financial Services)	1,104	17,322
Reinsurance Group of America, Inc. (Insurance)	828	26,322
Reliance Steel & Aluminum Co. (Iron/Steel)	1,656	58,341
ResMed, Inc.* (Healthcare - Products)	1,932	74,285
Rollins, Inc. (Commercial Services)	1,104	19,872
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,208	100,663
Ross Stores, Inc. (Retail)	3,312	125,657
SAIC, Inc.* (Commercial Services)	1,932	34,969
Scientific Games Corp. - Class A* (Entertainment)	828	14,482
SEI Investments Co. (Software)	3,312	46,467
Semtech Corp.* (Semiconductors)	690	9,950
Sepracor, Inc.* (Pharmaceuticals)	2,760	39,220
Silicon Laboratories, Inc.* (Semiconductors)	1,104	36,719
Sotheby’s (Commercial Services)	1,656	19,226
SRA International, Inc. - Class A* (Computers)	690	10,619
StanCorp Financial Group, Inc. (Insurance)	552	15,141
Steel Dynamics, Inc. (Iron/Steel)	4,140	51,543
STERIS Corp. (Healthcare - Products)	690	16,629
Strayer Education, Inc. (Commercial Services)	414	78,416
Superior Energy Services, Inc.* (Oil & Gas Services)	1,932	37,114
SVB Financial Group* (Banks)	828	17,189
Sybase, Inc.* (Software)	966	32,805
Syniverse Holdings, Inc.* (Telecommunications)	276	3,478
Synopsys, Inc.* (Computers)	3,588	78,147
Synovus Financial Corp. (Banks)	3,864	12,481
TCF Financial Corp. (Banks)	1,380	19,196
Techne Corp. (Healthcare - Products)	966	55,275
Terex Corp.* (Machinery - Construction & Mining)	2,346	32,375
Terra Industries, Inc. (Chemicals)	1,380	36,570
The Corporate Executive Board Co. (Commercial Services)	828	14,308
The Ryland Group, Inc. (Home Builders)	690	14,290
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	552	18,641
The Timberland Co. - Class A* (Apparel)	1,104	17,929
The Warnaco Group, Inc.* (Apparel)	1,242	35,819
Thomas & Betts Corp.* (Electronics)	1,380	42,946
Thor Industries, Inc. (Home Builders)	828	19,036
Thoratec Corp.* (Healthcare - Products)	1,104	32,082
Tidewater, Inc. (Oil & Gas Services)	552	23,874
Toll Brothers, Inc.* (Home Builders)	3,312	67,101
Tootsie Roll Industries, Inc. (Food)	276	6,721
Trimble Navigation, Ltd.* (Electronics)	3,036	65,092
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,070	30,243
Trustmark Corp. (Banks)	276	6,000
Tupperware Corp. (Household Products/Wares)	828	20,725
UGI Corp. (Gas)	1,242	28,491
Under Armour, Inc. - Class A* (Retail)	966	22,740
Unit Corp.* (Oil & Gas)	1,242	33,894
United Rentals, Inc.* (Commercial Services)	828	5,018
United Therapeutics Corp.* (Pharmaceuticals)	552	34,671
Universal Health Services, Inc. - Class B (Healthcare - Services)	690	34,776
Urban Outfitters, Inc.* (Retail)	2,898	56,482
Valeant Pharmaceuticals International* (Pharmaceuticals)	552	9,252
Valley National Bancorp (Banks)	1,242	17,972
ValueClick, Inc.* (Internet)	2,208	23,405
Varian, Inc.* (Electronics)	276	9,114
VCA Antech, Inc.* (Pharmaceuticals)	2,070	51,791
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,242	38,278
W.R. Berkley Corp. (Insurance)	3,450	82,489
Wabtec Corp. (Machinery - Diversified)	690	26,317

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,380	$30,926
Waste Connections, Inc.* (Environmental Control)	1,104	28,461
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,242	65,888
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	4,140	20,700
Werner Enterprises, Inc. (Transportation)	552	9,025
Westamerica Bancorp (Banks)	414	22,203
Western Digital Corp.* (Computers)	5,658	133,076
WGL Holdings, Inc. (Gas)	552	17,189
Wind River Systems, Inc.* (Software)	966	7,081
Woodward Governor Co. (Electronics)	690	13,772
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	828	17,595

TOTAL COMMON STOCKS (Cost $6,899,186)		8,940,970

	Principal Amount
Repurchase Agreements (1.0%)
Bank of America, 0.07%, 5/1/09, dated 4/30/09, with a repurchase price of $12,000
(Collateralized by $12,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $12,314)	$12,000	12,000
Deutsche Bank, 0.09%, 5/1/09, dated 4/30/09, with a repurchase price of $40,000
(Collateralized by $40,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $41,839)	40,000	40,000
HSBC, 0.09%, 5/1/09, dated 4/30/09, with a repurchase price of $31,000
(Collateralized by $32,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $31,945)	31,000	31,000
UMB, 0.08%, 5/1/09, dated 4/30/09, with a repurchase price of $4,000
(Collateralized by $4,000 Federal Home Loan Mortgage Corp., 5.00%, 9/1/10, market value $4,246)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000

TOTAL INVESTMENT SECURITIES (Cost $6,986,186)—100.6%		9,027,970
Net other assets (liabilities) — (0.6)%		(51,454)

NET ASSETS — 100.0%		$8,976,516

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at April 30, 2009.

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.4%
Aerospace/Defense	0.7%
Airlines	0.2%
Apparel	1.2%
Auto Parts & Equipment	0.4%
Banks	2.2%
Beverages	0.9%
Biotechnology	0.8%
Building Materials	0.5%
Chemicals	2.7%
Coal	0.4%
Commercial Services	8.4%
Computers	4.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	3.0%
Electric	0.4%
Electrical Components & Equipment	2.6%
Electronics	1.7%
Engineering & Construction	0.4%
Entertainment	1.1%
Environmental Control	0.7%
Food	0.7%
Forest Products & Paper	0.2%
Gas	1.0%
Hand/Machine Tools	0.5%
Healthcare - Products	6.8%
Healthcare - Services	2.2%
Home Builders	2.1%
Household Products/Wares	1.5%
Insurance	3.4%
Internet	3.0%
Iron/Steel	2.2%
Leisure Time	0.1%
Machinery - Construction & Mining	1.6%
Machinery - Diversified	1.6%
Media	0.4%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	5.7%
Oil & Gas Services	2.8%
Pharmaceuticals	3.2%
REIT	0.4%
Real Estate	0.3%
Retail	10.2%
Retail - Restaurants	0.2%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	5.5%
Telecommunications	1.8%
Toys/Games/Hobbies	0.4%
Transportation	1.8%
Water	0.3%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (99.7%)
Aaron, Inc. (Commercial Services)	1,375	$46,145
ABM Industries, Inc. (Commercial Services)	3,500	61,320
Acadia Realty Trust (REIT)	3,125	45,312
Actel Corp.* (Semiconductors)	1,250	15,463
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,500	43,110
Adaptec, Inc.* (Telecommunications)	9,625	27,527
Administaff, Inc. (Commercial Services)	1,750	46,655
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,625	22,129
Agilysys, Inc. (Computers)	1,750	10,553
Albany International Corp. - Class A (Machinery - Diversified)	2,125	19,720
ALLETE, Inc. (Electric)	2,125	55,335
Alliance One International, Inc.* (Agriculture)	7,000	26,250
Almost Family, Inc.* (Healthcare - Services)	125	3,088
AMCOL International Corp. (Mining)	625	12,113
American Medical Systems Holdings, Inc.* (Healthcare - Products)	3,000	37,110
American Public Education, Inc.* (Commercial Services)	250	9,000
American States Water Co. (Water)	1,375	47,479
American Vanguard Corp. (Chemicals)	375	4,796
AMERIGROUP Corp.* (Healthcare - Services)	4,125	123,214
AMN Healthcare Services, Inc.* (Commercial Services)	875	6,029
Analogic Corp. (Electronics)	1,000	36,400
Anixter International, Inc.* (Telecommunications)	1,000	39,780
Apogee Enterprises, Inc. (Building Materials)	2,250	30,150
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,875	64,687
Applied Signal Technology, Inc. (Telecommunications)	375	7,410
Arbitron, Inc. (Commercial Services)	1,125	23,422
Arch Chemicals, Inc. (Chemicals)	2,000	48,360
Arctic Cat, Inc. (Leisure Time)	1,000	4,000
Arkansas Best Corp. (Transportation)	2,000	46,160
ArQule, Inc.* (Biotechnology)	1,500	6,675
Arris Group, Inc.* (Telecommunications)	3,500	37,345
ATC Technology Corp.* (Auto Parts & Equipment)	1,000	15,890
Atmos Energy Corp. (Gas)	7,250	179,147
Atwood Oceanics, Inc.* (Oil & Gas)	1,875	41,850
Audiovox Corp. - Class A* (Telecommunications)	1,500	8,340
Avid Technology, Inc.* (Software)	2,375	26,291
Avista Corp. (Electric)	4,250	63,962
AZZ, Inc.* (Miscellaneous Manufacturing)	375	11,599
Baldor Electric Co. (Hand/Machine Tools)	3,625	84,100
Bank Mutual Corp. (Banks)	3,750	38,512
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,375	47,790
Belden, Inc. (Electrical Components & Equipment)	3,625	58,435
Benchmark Electronics, Inc.* (Electronics)	2,375	28,809
Big 5 Sporting Goods Corp. (Retail)	1,750	14,403
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	250	6,418
BioMed Realty Trust, Inc. (REIT)	6,375	72,739
Black Box Corp. (Telecommunications)	1,375	37,634
Blue Coat Systems, Inc.* (Internet)	1,875	24,862
Blue Nile, Inc.* (Internet)	500	21,280
Boston Private Financial Holdings, Inc. (Banks)	5,000	23,050
Bowne & Co., Inc. (Commercial Services)	2,125	10,859
Brady Corp. - Class A (Electronics)	1,625	34,239
Briggs & Stratton Corp. (Machinery - Diversified)	3,875	57,660
Brightpoint, Inc.* (Distribution/Wholesale)	4,000	20,840
Bristow Group, Inc.* (Transportation)	1,250	28,450
Brookline Bancorp, Inc. (Savings & Loans)	4,625	45,880
Brooks Automation, Inc.* (Semiconductors)	2,625	16,328
Brown Shoe Co., Inc. (Retail)	3,375	21,701
Brunswick Corp. (Leisure Time)	6,875	41,112
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,000	15,450
Buffalo Wild Wings, Inc.* (Retail)	875	34,160
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,125	4,654
Cabela’s, Inc.* (Retail)	3,125	40,031
Cabot Microelectronics Corp.* (Chemicals)	875	25,209
Cal-Maine Foods, Inc. (Food)	500	13,235
Calgon Carbon Corp.* (Environmental Control)	2,750	46,695
California Pizza Kitchen, Inc.* (Retail)	1,000	15,710
Cambrex Corp.* (Biotechnology)	750	1,748
Cascade Corp. (Machinery - Diversified)	250	6,043
Casey’s General Stores, Inc. (Retail)	1,625	43,241
Cash America International, Inc. (Retail)	1,000	22,360
Catapult Communications Corp.* (Computers)	375	2,771
CDI Corp. (Commercial Services)	1,000	11,950
Cedar Shopping Centers, Inc. (REIT)	3,500	12,565
Centene Corp.* (Healthcare - Services)	3,375	61,999
Central Garden & Pet Co. - Class A* (Household Products/Wares)	5,625	51,019
Central Pacific Financial Corp. (Banks)	2,250	13,185
Central Vermont Public Service Corp. (Electric)	875	15,015
Century Aluminum Co.* (Mining)	4,375	17,675
CH Energy Group, Inc. (Electric)	1,250	55,550

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Charlotte Russe Holding, Inc.* (Retail)	1,625	$20,394
Checkpoint Systems, Inc.* (Electronics)	3,000	36,450
Christopher & Banks Corp. (Retail)	2,750	15,290
Ciber, Inc.* (Computers)	4,250	13,728
CIRCOR International, Inc. (Metal Fabricate/Hardware)	750	19,298
CKE Restaurants, Inc. (Retail)	1,750	16,748
Clarcor, Inc. (Miscellaneous Manufacturing)	1,875	58,275
Clearwater Paper Corp.* (Forest Products & Paper)	375	5,708
Cognex Corp. (Machinery - Diversified)	1,625	22,864
Cohu, Inc. (Semiconductors)	750	7,320
Colonial Properties Trust (REIT)	3,750	27,150
Columbia Banking System, Inc. (Banks)	1,375	13,613
Community Bank System, Inc. (Banks)	2,625	43,181
Computer Programs & Systems, Inc. (Software)	125	4,374
comScore, Inc.* (Internet)	625	7,975
CONMED Corp.* (Healthcare - Products)	1,375	18,315
Consolidated Graphics, Inc.* (Commercial Services)	875	16,993
Cooper Cos., Inc. (Healthcare - Products)	1,750	50,312
CorVel Corp.* (Commercial Services)	250	5,625
Cross Country Healthcare, Inc.* (Commercial Services)	2,375	20,924
CryoLife, Inc.* (Biotechnology)	1,625	8,824
CSG Systems International, Inc.* (Software)	1,375	19,938
CTS Corp. (Electronics)	2,625	15,934
Cubic Corp. (Electronics)	625	17,944
Cyberonics, Inc.* (Healthcare - Products)	1,250	16,550
Cypress Semiconductor Corp.* (Semiconductors)	11,375	90,204
Delphi Financial Group, Inc. - Class A (Insurance)	3,250	56,127
DiamondRock Hospitality Co. (REIT)	8,250	53,542
Digi International, Inc.* (Software)	750	5,453
Dime Community Bancshares, Inc. (Savings & Loans)	2,125	17,723
DineEquity, Inc. (Retail)	1,250	40,050
DSP Group, Inc.* (Semiconductors)	2,125	13,366
E.W. Scripps Co. (Media)	2,250	4,433
EastGroup Properties, Inc. (REIT)	2,000	67,220
Eclipsys Corp.* (Software)	2,750	36,300
El Paso Electric Co.* (Electric)	2,125	29,325
EMCOR Group, Inc.* (Engineering & Construction)	5,125	106,549
EMS Technologies, Inc.* (Telecommunications)	875	16,669
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,625	25,935
Entertainment Properties Trust (REIT)	2,625	60,664
Enzo Biochem, Inc.* (Biotechnology)	1,875	7,688
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,000	41,580
Esterline Technologies Corp.* (Aerospace/Defense)	1,250	32,937
Ethan Allen Interiors, Inc. (Home Furnishings)	2,250	30,262
Exar Corp.* (Semiconductors)	2,000	12,300
Extra Space Storage, Inc. (REIT)	6,750	47,992
FairPoint Communications, Inc. (Telecommunications)	7,000	7,280
FEI Co.* (Electronics)	1,875	32,212
Financial Federal Corp. (Diversified Financial Services)	2,000	49,220
First BanCorp (Banks)	2,750	15,153
First Commonwealth Financial Corp. (Banks)	5,750	49,852
First Financial Bancorp (Banks)	2,500	26,975
First Financial Bankshares, Inc. (Banks)	875	43,120
First Midwest Bancorp, Inc. (Banks)	3,875	34,332
Flagstar Bancorp, Inc.* (Savings & Loans)	4,625	6,706
Forestar Group, Inc.* (Real Estate)	2,875	36,972
Forrester Research, Inc.* (Commercial Services)	500	12,705
Franklin Street Properties Corp. (REIT)	4,000	53,400
Fred’s, Inc. (Retail)	3,125	42,687
Frontier Financial Corp. (Banks)	3,750	5,325
Fuller (H.B.) Co. (Chemicals)	3,875	68,432
G & K Services, Inc. (Textiles)	1,500	37,455
GenCorp, Inc.* (Aerospace/Defense)	3,875	9,300
General Communication, Inc. - Class A* (Telecommunications)	2,000	15,320
Genesco, Inc. (Retail)	750	17,085
Gentiva Health Services, Inc.* (Healthcare - Services)	1,250	19,913
Gerber Scientific, Inc.* (Machinery - Diversified)	1,875	7,406
Gevity HR, Inc. (Commercial Services)	2,000	7,920
Gibraltar Industries, Inc. (Iron/Steel)	2,125	14,238
Glacier Bancorp, Inc. (Banks)	2,125	32,555
Greatbatch, Inc.* (Electrical Components & Equipment)	1,000	21,040
Griffon Corp.* (Miscellaneous Manufacturing)	3,875	33,596
Group 1 Automotive, Inc. (Retail)	1,875	39,937
Guaranty Financial Group, Inc.* (Savings & Loans)	8,625	5,089
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,125	14,558
Haemonetics Corp.* (Healthcare - Products)	1,000	51,630
Hancock Holding Co. (Banks)	875	33,136
Hanmi Financial Corp. (Banks)	1,625	2,519
Harmonic, Inc.* (Telecommunications)	7,500	54,975
Haverty Furniture Cos., Inc. (Retail)	1,500	16,275
Healthcare Services Group, Inc. (Commercial Services)	1,750	31,290
HealthSpring, Inc.* (Healthcare - Services)	1,750	16,153

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Heidrick & Struggles International, Inc. (Commercial Services)	375	$6,338
Helen of Troy, Ltd.* (Household Products/Wares)	1,500	23,925
Hillenbrand, Inc. (Commercial Services)	4,875	88,627
HMS Holdings Corp.* (Commercial Services)	1,000	29,980
Holly Corp. (Oil & Gas)	750	15,720
Home Bancshares, Inc. (Banks)	375	8,269
Home Properties, Inc. (REIT)	2,500	91,100
Hot Topic, Inc.* (Retail)	1,375	16,830
Hub Group, Inc. - Class A* (Transportation)	1,375	31,625
Hutchinson Technology, Inc.* (Computers)	1,750	3,360
Iconix Brand Group, Inc.* (Apparel)	2,250	32,085
Independent Bank Corp. (Banks)	750	14,970
Independent Bank Corp. (Banks)	1,500	2,700
Infinity Property & Casualty Corp. (Insurance)	625	22,025
Informatica Corp.* (Software)	4,125	65,587
Inland Real Estate Corp. (REIT)	4,500	39,510
Insight Enterprises, Inc.* (Retail)	3,625	20,735
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	1,875	28,744
Interface, Inc. - Class A (Office Furnishings)	4,375	25,331
Intermec, Inc.* (Machinery - Diversified)	2,250	27,180
Interval Leisure Group, Inc.* (Leisure Time)	1,500	12,015
Invacare Corp. (Healthcare - Products)	2,500	38,475
Investment Technology Group, Inc.* (Diversified Financial Services)	1,500	34,170
Iowa Telecommunications Services, Inc. (Telecommunications)	2,125	28,007
Irwin Financial Corp.* (Banks)	1,500	1,890
J & J Snack Foods Corp. (Food)	625	24,225
Jack in the Box, Inc.* (Retail)	1,625	39,959
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,000	12,650
JDA Software Group, Inc.* (Software)	2,125	29,984
Jo-Ann Stores, Inc.* (Retail)	2,000	36,640
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,125	23,417
Kaman Corp. (Aerospace/Defense)	2,000	33,820
Kaydon Corp. (Metal Fabricate/Hardware)	1,125	35,955
Keithley Instruments, Inc. (Electronics)	1,125	3,893
Kendle International, Inc.* (Commercial Services)	375	3,338
Kensey Nash Corp.* (Healthcare - Products)	500	10,470
Kilroy Realty Corp. (REIT)	2,625	56,542
Kirby Corp.* (Transportation)	1,625	50,147
Kite Realty Group Trust (REIT)	2,625	9,188
Kopin Corp.* (Semiconductors)	3,500	9,625
La-Z-Boy, Inc. (Home Furnishings)	4,000	10,640
LaBranche & Co., Inc.* (Diversified Financial Services)	2,750	11,495
Laclede Group, Inc. (Gas)	750	26,010
Lance, Inc. (Food)	2,500	57,900
Landauer, Inc. (Commercial Services)	250	13,245
Landry’s Restaurants, Inc.* (Retail)	1,000	9,140
LaSalle Hotel Properties (REIT)	1,500	17,940
Lawson Products, Inc. (Metal Fabricate/Hardware)	375	4,305
Lexington Corporate Properties Trust (REIT)	5,920	22,792
Lindsay Manufacturing Co. (Machinery - Diversified)	375	14,591
Lithia Motors, Inc. - Class A (Retail)	1,250	3,650
Littelfuse, Inc.* (Electrical Components & Equipment)	750	12,293
Live Nation, Inc.* (Commercial Services)	6,125	23,949
Liz Claiborne, Inc. (Apparel)	7,500	35,550
LoJack Corp.* (Electronics)	500	1,710
LTC Properties, Inc. (REIT)	1,875	33,769
Lydall, Inc.* (Miscellaneous Manufacturing)	1,375	5,899
M/I Schottenstein Homes, Inc. (Home Builders)	1,125	17,179
MagneTek, Inc.* (Electrical Components & Equipment)	2,375	4,156
Manhattan Associates, Inc.* (Computers)	875	14,543
Marcus Corp. (Lodging)	1,625	20,637
MarineMax, Inc.* (Retail)	1,500	6,825
Matrix Service Co.* (Oil & Gas Services)	2,000	19,160
MAXIMUS, Inc. (Commercial Services)	1,500	60,495
MedCath Corp.* (Healthcare - Services)	1,500	15,180
Medical Properties Trust, Inc. (REIT)	2,375	12,683
Mercury Computer Systems, Inc.* (Computers)	1,750	14,210
Merit Medical Systems, Inc.* (Healthcare - Products)	1,000	15,510
Methode Electronics, Inc. (Electronics)	3,000	18,060
Microsemi Corp.* (Semiconductors)	3,375	45,292
Mid-America Apartment Communities, Inc. (REIT)	2,250	83,227
Midas, Inc.* (Commercial Services)	1,125	11,250
Mobile Mini, Inc.* (Storage/Warehousing)	1,250	17,125
Moog, Inc. - Class A* (Aerospace/Defense)	1,625	43,517
Movado Group, Inc. (Retail)	1,375	12,609
MTS Systems Corp. (Computers)	625	13,206
Multimedia Games, Inc.* (Leisure Time)	1,875	3,975
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	375	11,655
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,250	22,567
Nash Finch Co. (Food)	1,000	29,290
National Financial Partners (Diversified Financial Services)	3,125	22,062
National Penn Bancshares, Inc. (Banks)	6,375	51,574

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
National Presto Industries, Inc. (Housewares)	375	$26,722
National Retail Properties, Inc. (REIT)	6,125	108,657
NBT Bancorp, Inc. (Banks)	1,500	35,520
NCI Building Systems, Inc.* (Building Materials)	1,500	5,925
Neenah Paper, Inc. (Forest Products & Paper)	1,125	5,636
Neogen Corp.* (Pharmaceuticals)	375	8,501
Network Equipment Technologies, Inc.* (Telecommunications)	2,375	9,334
Neutral Tandem, Inc.* (Telecommunications)	625	17,875
New Jersey Resources Corp. (Gas)	3,375	111,105
NewMarket Corp. (Chemicals)	250	15,750
Newport Corp.* (Electronics)	2,875	14,346
Northwest Natural Gas Co. (Gas)	2,125	86,912
Novatel Wireless, Inc.* (Telecommunications)	2,375	16,269
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,125	11,610
O’Charley’s, Inc. (Retail)	1,625	11,326
Odyssey Healthcare, Inc.* (Healthcare - Services)	1,375	14,245
OfficeMax, Inc. (Retail)	6,000	44,700
Old National Bancorp (Banks)	5,250	71,557
Olympic Steel, Inc. (Iron/Steel)	250	4,585
OM Group, Inc.* (Chemicals)	2,375	66,167
Omnicell, Inc.* (Software)	1,125	9,900
On Assignment, Inc.* (Commercial Services)	2,875	10,120
Osteotech, Inc.* (Healthcare - Products)	1,375	5,253
Oxford Industries, Inc. (Apparel)	1,125	10,958
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,625	17,436
PAREXEL International Corp.* (Commercial Services)	2,500	24,775
Parkway Properties, Inc. (REIT)	1,250	17,338
PC-Tel, Inc. (Internet)	875	4,261
Peet’s Coffee & Tea, Inc.* (Beverages)	500	13,640
Penford Corp. (Chemicals)	875	3,911
Pennsylvania REIT (REIT)	3,125	24,219
Perry Ellis International, Inc.* (Apparel)	875	6,414
PharMerica Corp.* (Pharmaceuticals)	1,125	20,531
Phase Forward, Inc.* (Software)	2,250	32,085
Phoenix Technologies, Ltd.* (Software)	1,750	4,988
Piedmont Natural Gas Co., Inc. (Gas)	3,125	76,312
Pinnacle Entertainment, Inc.* (Entertainment)	2,250	28,080
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,250	43,337
Polaris Industries, Inc. (Leisure Time)	1,000	33,450
PolyOne Corp.* (Chemicals)	7,250	19,865
Post Properties, Inc. (REIT)	3,500	44,660
Presidential Life Corp. (Insurance)	1,750	18,708
ProAssurance Corp.* (Insurance)	1,125	49,432
Progress Software Corp.* (Software)	1,500	31,785
Prosperity Bancshares, Inc. (Banks)	1,625	45,126
Provident Bankshares Corp. (Banks)	2,625	23,074
PS Business Parks, Inc. (REIT)	1,125	49,219
PSS World Medical, Inc.* (Healthcare - Products)	2,250	32,670
Quaker Chemical Corp. (Chemicals)	875	10,238
Quanex Building Products Corp. (Building Materials)	3,000	30,750
Quiksilver, Inc.* (Apparel)	10,000	16,500
Radiant Systems, Inc.* (Computers)	875	6,449
RadiSys Corp.* (Computers)	1,750	12,548
RC2 Corp.* (Toys/Games/Hobbies)	750	8,483
Red Robin Gourmet Burgers, Inc.* (Retail)	1,250	30,687
Regal-Beloit Corp. (Hand/Machine Tools)	1,125	45,709
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,875	38,122
RehabCare Group, Inc.* (Healthcare - Services)	1,375	22,962
Res-Care, Inc.* (Healthcare - Services)	1,000	16,020
Rewards Network, Inc.* (Commercial Services)	2,125	7,926
RLI Corp. (Insurance)	625	30,019
Robbins & Myers, Inc. (Machinery - Diversified)	2,750	52,112
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,000	113,280
Rogers Corp.* (Electronics)	625	15,906
RTI International Metals, Inc.* (Mining)	875	11,384
Ruby Tuesday, Inc.* (Retail)	4,125	31,680
Rudolph Technologies, Inc.* (Semiconductors)	2,375	12,421
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,375	2,626
S&T Bancorp, Inc. (Banks)	1,375	24,571
Safety Insurance Group, Inc. (Insurance)	1,250	41,312
Sanderson Farms, Inc. (Food)	625	24,937
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,500	13,200
ScanSource, Inc.* (Distribution/Wholesale)	750	18,533
School Specialty, Inc.* (Retail)	1,250	23,462
Schulman (A.), Inc. (Chemicals)	2,000	31,380
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,250	28,712
Selective Insurance Group, Inc. (Insurance)	2,125	31,365
Senior Housing Properties Trust (REIT)	9,000	147,510
Skechers U.S.A., Inc. - Class A* (Apparel)	2,625	30,712
Skyline Corp. (Home Builders)	500	10,365
Skyworks Solutions, Inc.* (Semiconductors)	7,875	69,615
Smith Corp. (Miscellaneous Manufacturing)	1,750	54,407
Sonic Automotive, Inc. (Retail)	2,250	11,610
Sonic Corp.* (Retail)	2,875	31,395
Sonic Solutions* (Electronics)	750	1,650
South Financial Group, Inc. (Banks)	5,875	9,753
South Jersey Industries, Inc. (Gas)	2,375	82,436
Southwest Gas Corp. (Gas)	3,500	70,735

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Sovran Self Storage, Inc. (REIT)	1,750	$39,445
Spartan Motors, Inc. (Auto Parts & Equipment)	2,625	21,184
Spherion Corp.* (Commercial Services)	4,000	14,360
SPSS, Inc.* (Software)	625	19,313
Stage Stores, Inc. (Retail)	3,000	36,750
Standard Microsystems Corp.* (Semiconductors)	875	13,878
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,000	4,000
Standard Pacific Corp.* (Home Builders)	7,250	13,558
Standex International Corp. (Miscellaneous Manufacturing)	1,000	13,870
StarTek, Inc.* (Commercial Services)	875	3,605
Stein Mart, Inc.* (Retail)	2,000	8,740
Stepan Co. (Chemicals)	625	24,731
Sterling Bancorp (Banks)	1,375	15,730
Sterling Bancshares, Inc. (Banks)	5,750	38,237
Sterling Financial Corp. (Savings & Loans)	4,125	13,159
Stewart Information Services Corp. (Insurance)	1,375	31,089
Stone Energy Corp.* (Oil & Gas)	2,750	11,853
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,000	12,310
Superior Industries International, Inc. (Auto Parts & Equipment)	1,875	28,275
Supertex, Inc.* (Semiconductors)	375	9,645
Susquehanna Bancshares, Inc. (Banks)	6,750	54,405
SWS Group, Inc. (Diversified Financial Services)	1,000	12,790
Symmetricom, Inc.* (Telecommunications)	2,125	10,583
SYNNEX Corp.* (Software)	1,500	32,295
Take-Two Interactive Software, Inc. (Software)	3,875	35,185
Taleo Corp. - Class A* (Software)	1,375	16,514
Tanger Factory Outlet Centers, Inc. (REIT)	2,500	83,300
Technitrol, Inc. (Electronics)	3,250	13,228
Tekelec* (Telecommunications)	3,125	48,437
Tetra Tech, Inc.* (Environmental Control)	3,125	76,750
Texas Industries, Inc. (Building Materials)	2,125	67,957
Texas Roadhouse, Inc. - Class A* (Retail)	2,000	22,760
The Andersons, Inc. (Agriculture)	1,375	22,096
The Buckle, Inc. (Retail)	1,000	37,370
The Cato Corp. - Class A (Retail)	2,375	45,647
The Finish Line, Inc. - Class A (Retail)	4,375	37,187
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,375	17,433
The Hain Celestial Group, Inc.* (Food)	1,625	27,121
The Men’s Wearhouse, Inc. (Retail)	4,125	76,890
The Nautilus Group, Inc.* (Leisure Time)	1,750	1,750
The Navigators Group, Inc.* (Insurance)	500	22,690
The Pep Boys - Manny, Moe & Jack (Retail)	3,500	25,900
The Standard Register Co. (Household Products/Wares)	1,000	5,220
The Steak n Shake Co.* (Retail)	2,250	26,010
Theragenics Corp.* (Pharmaceuticals)	2,625	3,255
THQ, Inc.* (Software)	5,250	17,955
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,375	7,233
Tollgrade Communications, Inc.* (Telecommunications)	750	4,463
Tompkins Financial Corp. (Banks)	375	15,806
Tower Group, Inc. (Insurance)	1,625	44,184
Tredegar Corp. (Miscellaneous Manufacturing)	1,500	26,370
TreeHouse Foods, Inc.* (Food)	1,250	33,237
TriQuint Semiconductor, Inc.* (Semiconductors)	11,500	44,045
Triumph Group, Inc. (Aerospace/Defense)	1,250	51,662
TrueBlue, Inc.* (Commercial Services)	1,500	14,565
TrustCo Bank Corp. NY (Banks)	6,000	36,000
Tuesday Morning Corp.* (Retail)	2,375	8,099
Tween Brands, Inc.* (Retail)	2,000	5,840
UCBH Holdings, Inc. (Banks)	4,125	5,280
UIL Holdings Corp. (Electric)	2,000	46,180
Ultratech Stepper, Inc.* (Semiconductors)	1,250	16,900
UMB Financial Corp. (Banks)	2,375	108,704
Umpqua Holdings Corp. (Banks)	4,750	45,552
UniFirst Corp. (Textiles)	625	23,306
Unisource Energy Corp. (Electric)	2,750	72,380
United Bankshares, Inc. (Banks)	3,000	77,820
United Community Banks, Inc. (Banks)	1,375	8,869
United Fire & Casualty Co. (Insurance)	1,750	32,672
United Natural Foods, Inc.* (Food)	1,250	28,475
United Stationers, Inc.* (Distribution/Wholesale)	1,000	32,730
Universal Electronics, Inc.* (Home Furnishings)	375	7,028
Universal Forest Products, Inc. (Building Materials)	1,375	46,145
Urstadt Biddle Properties - Class A (REIT)	1,625	24,960
Valmont Industries, Inc. (Metal Fabricate/Hardware)	625	39,862
Veeco Instruments, Inc.* (Semiconductors)	2,500	18,100
Vicor Corp. (Electrical Components & Equipment)	1,500	8,055
Volt Information Sciences, Inc.* (Commercial Services)	1,000	7,180
Wabash National Corp. (Auto Manufacturers)	2,375	2,969
Watsco, Inc. (Distribution/Wholesale)	2,250	96,637
Watts Water Technologies, Inc. - Class A (Electronics)	2,250	50,085
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,875	33,829
WD-40 Co. (Household Products/Wares)	625	16,913

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
West Pharmaceutical Services, Inc. (Healthcare - Products)	875	$28,569
Whitney Holding Corp. (Banks)	5,000	59,800
Winnebago Industries, Inc. (Home Builders)	1,000	8,810
Wintrust Financial Corp. (Banks)	1,875	31,875
Wolverine World Wide, Inc. (Apparel)	1,625	33,849
World Fuel Services Corp. (Retail)	750	28,597
Zale Corp.* (Retail)	2,500	9,300
Zenith National Insurance Corp. (Insurance)	1,250	28,487
Zep, Inc. (Chemicals)	875	11,839
Zoll Medical Corp.* (Healthcare - Products)	875	14,070

TOTAL COMMON STOCKS (Cost $10,397,557)		12,118,467

TOTAL INVESTMENT SECURITIES (Cost $10,397,557)—99.7%		12,118,467
Net other assets (liabilities) — 0.3%		34,527

NET ASSETS — 100.0%		$12,152,994

*	Non-income producing security

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Aerospace/Defense	1.5%
Agriculture	0.4%
Apparel	1.5%
Auto Manufacturers	NM
Auto Parts & Equipment	0.5%
Banks	9.5%
Beverages	0.1%
Biotechnology	0.7%
Building Materials	1.7%
Chemicals	2.7%
Commercial Services	5.4%
Computers	0.7%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.5%
Electric	2.8%
Electrical Components & Equipment	1.1%
Electronics	2.5%
Engineering & Construction	1.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	2.0%
Forest Products & Paper	1.5%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare - Products	2.5%
Healthcare - Services	2.4%
Home Builders	0.4%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.5%
Internet	0.5%
Iron/Steel	0.1%
Leisure Time	0.7%
Lodging	0.2%
Machinery - Diversified	2.3%
Media	NM
Metal Fabricate/Hardware	0.8%
Mining	0.3%
Miscellaneous Manufacturing	3.5%
Office Furnishings	0.2%
Oil & Gas	0.5%
Oil & Gas Services	0.3%
Pharmaceuticals	0.5%
REIT	11.1%
Real Estate	0.3%
Retail	9.2%
Savings & Loans	0.7%
Semiconductors	3.3%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	3.1%
Textiles	0.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.4%
Other**	0.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (99.8%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,038	$10,058
AAR Corp.* (Aerospace/Defense)	2,422	36,500
Aaron, Inc. (Commercial Services)	2,249	75,476
Abaxis, Inc.* (Healthcare - Products)	1,384	20,926
Actel Corp.* (Semiconductors)	692	8,560
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,114	38,178
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,384	39,776
Aerovironment, Inc.* (Aerospace/Defense)	865	20,466
Air Methods Corp.* (Healthcare - Services)	692	18,373
Almost Family, Inc.* (Healthcare - Services)	173	4,273
AMCOL International Corp. (Mining)	865	16,764
Amedisys, Inc.* (Healthcare - Services)	1,730	58,024
American Medical Systems Holdings, Inc.* (Healthcare - Products)	2,249	27,820
American Physicians Capital, Inc. (Insurance)	346	14,414
American Public Education, Inc.* (Commercial Services)	692	24,912
American Science & Engineering, Inc. (Electronics)	519	31,275
American Vanguard Corp. (Chemicals)	865	11,063
Amerisafe, Inc.* (Insurance)	1,038	15,944
AMN Healthcare Services, Inc.* (Commercial Services)	1,384	9,536
AmSurg Corp.* (Healthcare - Services)	1,903	39,088
Anixter International, Inc.* (Telecommunications)	1,038	41,292
Applied Signal Technology, Inc. (Telecommunications)	519	10,255
Arbitron, Inc. (Commercial Services)	692	14,407
ArQule, Inc.* (Biotechnology)	519	2,310
Arris Group, Inc.* (Telecommunications)	5,017	53,531
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,211	37,323
ATC Technology Corp.* (Auto Parts & Equipment)	519	8,247
ATMI, Inc.* (Semiconductors)	2,076	32,780
Atwood Oceanics, Inc.* (Oil & Gas)	2,076	46,336
Axsys Technologies, Inc.* (Electronics)	519	21,751
AZZ, Inc.* (Miscellaneous Manufacturing)	346	10,702
Balchem Corp. (Chemicals)	1,211	30,142
Bankrate, Inc.* (Commercial Services)	865	21,625
Basic Energy Services, Inc.* (Oil & Gas Services)	1,384	14,117
Bel Fuse, Inc. - Class B (Electronics)	692	11,197
Benchmark Electronics, Inc.* (Electronics)	2,249	27,280
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	519	13,323
Blackbaud, Inc. (Software)	2,768	42,129
Blue Coat Systems, Inc.* (Internet)	1,038	13,764
Blue Nile, Inc.* (Internet)	519	22,089
Boston Beer Co., Inc. - Class A* (Beverages)	692	18,407
Brady Corp. - Class A (Electronics)	2,076	43,741
Bristow Group, Inc.* (Transportation)	865	19,687
Brooks Automation, Inc.* (Semiconductors)	1,903	11,837
Brush Engineered Materials, Inc.* (Mining)	1,211	20,490
Buffalo Wild Wings, Inc.* (Retail)	519	20,262
Cabot Microelectronics Corp.* (Chemicals)	692	19,937
CACI International, Inc. - Class A* (Computers)	1,903	75,264
Cal-Maine Foods, Inc. (Food)	346	9,159
Calgon Carbon Corp.* (Environmental Control)	1,211	20,563
California Pizza Kitchen, Inc.* (Retail)	692	10,871
Cambrex Corp.* (Biotechnology)	1,211	2,822
Capella Education Co.* (Commercial Services)	865	44,444
CARBO Ceramics, Inc. (Oil & Gas Services)	1,211	37,190
Carter’s, Inc.* (Apparel)	3,460	73,975
Cascade Bancorp (Banks)	1,730	2,872
Cascade Corp. (Machinery - Diversified)	346	8,363
Casey’s General Stores, Inc. (Retail)	1,903	50,639
Cash America International, Inc. (Retail)	1,038	23,210
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,422	54,616
Catapult Communications Corp.* (Computers)	173	1,278
CEC Entertainment, Inc.* (Retail)	1,384	42,157
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,730	29,825
Chattem, Inc.* (Cosmetics/Personal Care)	1,211	66,496
Chemed Corp. (Commercial Services)	1,384	58,585
CIRCOR International, Inc. (Metal Fabricate/Hardware)	346	8,903
CKE Restaurants, Inc. (Retail)	2,076	19,867
Clarcor, Inc. (Miscellaneous Manufacturing)	1,730	53,768
Clearwater Paper Corp.* (Forest Products & Paper)	346	5,266
Cognex Corp. (Machinery - Diversified)	1,211	17,039
Cohu, Inc. (Semiconductors)	865	8,442
Coinstar, Inc.* (Commercial Services)	1,730	61,571
Commvault Systems, Inc.* (Software)	2,422	30,154
Computer Programs & Systems, Inc. (Software)	346	12,107
comScore, Inc.* (Internet)	519	6,622
Comtech Telecommunications Corp.* (Telecommunications)	1,557	52,113
Concur Technologies, Inc.* (Software)	2,595	70,247
CONMED Corp.* (Healthcare - Products)	692	9,217

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Cooper Cos., Inc. (Healthcare - Products)	1,384	$39,790
CorVel Corp.* (Commercial Services)	346	7,785
Cracker Barrel Old Country Store, Inc. (Retail)	1,384	45,132
Crocs, Inc.* (Apparel)	5,190	11,678
CryoLife, Inc.* (Biotechnology)	519	2,818
CSG Systems International, Inc.* (Software)	1,211	17,560
Cubic Corp. (Electronics)	519	14,900
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,633	60,308
Curtiss-Wright Corp. (Aerospace/Defense)	2,768	88,493
Cyberonics, Inc.* (Healthcare - Products)	519	6,872
CyberSource Corp.* (Internet)	4,325	63,188
Cymer, Inc.* (Electronics)	1,903	54,064
Daktronics, Inc. (Electronics)	2,076	18,767
Darling International, Inc.* (Environmental Control)	5,190	29,687
DealerTrack Holdings, Inc.* (Internet)	2,422	36,766
Deckers Outdoor Corp.* (Apparel)	865	48,890
Deltic Timber Corp. (Forest Products & Paper)	692	29,161
Diamond Foods, Inc. (Food)	1,038	27,185
Digi International, Inc.* (Software)	1,038	7,546
Diodes, Inc.* (Semiconductors)	2,076	30,891
Dionex Corp.* (Electronics)	1,211	76,293
Dress Barn, Inc.* (Retail)	2,768	41,908
Drew Industries, Inc.* (Building Materials)	1,211	17,293
Drill-Quip, Inc.* (Oil & Gas Services)	1,903	65,425
Eagle Materials, Inc. - Class A (Building Materials)	2,768	76,950
East West Bancorp, Inc. (Banks)	3,979	27,177
Ebix, Inc.* (Software)	519	14,428
Eclipsys Corp.* (Software)	1,211	15,985
eHealth, Inc.* (Insurance)	1,557	29,879
El Paso Electric Co.* (Electric)	1,211	16,712
Electro Scientific Industries, Inc.* (Electronics)	1,730	14,878
EMS Technologies, Inc.* (Telecommunications)	346	6,591
Enzo Biochem, Inc.* (Biotechnology)	519	2,128
Epicor Software Corp.* (Software)	3,806	21,009
EPIQ Systems, Inc.* (Software)	2,249	34,792
eResearchTechnology, Inc.* (Internet)	2,249	11,402
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	692	28,773
Esterline Technologies Corp.* (Aerospace/Defense)	865	22,793
Exar Corp.* (Semiconductors)	1,211	7,448
FARO Technologies, Inc.* (Electronics)	1,038	15,736
FEI Co.* (Electronics)	865	14,861
First BanCorp (Banks)	2,595	14,298
First Cash Financial Services, Inc.* (Retail)	1,557	25,597
First Financial Bankshares, Inc. (Banks)	692	34,102
Forrester Research, Inc.* (Commercial Services)	519	13,188
Forward Air Corp. (Transportation)	1,903	31,723
Fossil, Inc.* (Household Products/Wares)	2,768	55,803
Gardner Denver, Inc.* (Machinery - Diversified)	3,287	87,500
General Communication, Inc. - Class A* (Telecommunications)	1,211	9,276
Genesco, Inc. (Retail)	692	15,764
Gentiva Health Services, Inc.* (Healthcare - Services)	865	13,779
Glacier Bancorp, Inc. (Banks)	2,076	31,804
Greatbatch, Inc.* (Electrical Components & Equipment)	692	14,560
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,038	75,058
Greenhill & Co., Inc. (Diversified Financial Services)	1,211	93,889
Haemonetics Corp.* (Healthcare - Products)	865	44,660
Hancock Holding Co. (Banks)	692	26,206
Hanmi Financial Corp. (Banks)	1,038	1,609
Headwaters, Inc.* (Energy - Alternate Sources)	2,595	6,539
Healthcare Services Group, Inc. (Commercial Services)	1,211	21,653
HealthSpring, Inc.* (Healthcare - Services)	1,730	15,968
Healthways, Inc.* (Healthcare - Services)	2,076	21,653
Heartland Express, Inc. (Transportation)	3,460	51,727
Heartland Payment Systems, Inc. (Commercial Services)	1,557	12,518
Heidrick & Struggles International, Inc. (Commercial Services)	692	11,695
Helen of Troy, Ltd.* (Household Products/Wares)	346	5,519
Hibbett Sports, Inc.* (Retail)	1,730	36,070
Hittite Microwave Corp.* (Semiconductors)	1,211	45,001
HMS Holdings Corp.* (Commercial Services)	865	25,933
Holly Corp. (Oil & Gas)	1,903	39,887
Home Bancshares, Inc. (Banks)	519	11,444
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,384	32,150
Hot Topic, Inc.* (Retail)	1,730	21,175
HSN, Inc.* (Retail)	2,422	16,736
Hub Group, Inc. - Class A* (Transportation)	1,211	27,853
Iconix Brand Group, Inc.* (Apparel)	1,903	27,137
ICU Medical, Inc.* (Healthcare - Products)	865	32,524
II-VI, Inc.* (Electronics)	1,557	37,321
Independent Bank Corp. (Banks)	346	6,906
Infinity Property & Casualty Corp. (Insurance)	519	18,290
Informatica Corp.* (Software)	2,249	35,759
Infospace, Inc.* (Internet)	2,249	14,911
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	692	10,608
Integra LifeSciences Holdings* (Biotechnology)	1,211	31,268
Integral Systems, Inc.* (Computers)	1,038	6,882

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Intermec, Inc.* (Machinery - Diversified)	865	$10,449
Interval Leisure Group, Inc.* (Leisure Time)	1,211	9,700
Intevac, Inc.* (Machinery - Diversified)	1,384	9,536
inVentiv Health, Inc.* (Advertising)	2,076	23,023
Investment Technology Group, Inc.* (Diversified Financial Services)	1,557	35,468
ION Geophysical Corp.* (Oil & Gas Services)	5,536	13,840
J & J Snack Foods Corp. (Food)	346	13,411
j2 Global Communications, Inc.* (Internet)	2,768	66,404
Jack in the Box, Inc.* (Retail)	2,249	55,303
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,038	13,131
Jos. A. Bank Clothiers, Inc.* (Retail)	1,211	48,973
K-Swiss, Inc. - Class A (Apparel)	1,730	17,369
Kaydon Corp. (Metal Fabricate/Hardware)	1,211	38,704
Kendle International, Inc.* (Commercial Services)	519	4,619
Kensey Nash Corp.* (Healthcare - Products)	346	7,245
Kirby Corp.* (Transportation)	2,076	64,065
Knight Transportation, Inc. (Transportation)	3,633	64,231
Kopin Corp.* (Semiconductors)	1,384	3,806
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,287	13,148
LaBranche & Co., Inc.* (Diversified Financial Services)	1,211	5,062
Laclede Group, Inc. (Gas)	692	23,999
Landauer, Inc. (Commercial Services)	346	18,331
LaSalle Hotel Properties (REIT)	1,384	16,553
LCA-Vision, Inc. (Healthcare - Products)	1,211	6,963
LHC Group, Inc.* (Healthcare - Services)	865	19,739
Lindsay Manufacturing Co. (Machinery - Diversified)	346	13,463
Littelfuse, Inc.* (Electrical Components & Equipment)	692	11,342
LoJack Corp.* (Electronics)	692	2,367
Lufkin Industries, Inc. (Oil & Gas Services)	865	30,188
Magellan Health Services, Inc.* (Healthcare - Services)	2,249	66,480
Maidenform Brands, Inc.* (Apparel)	1,211	15,440
Manhattan Associates, Inc.* (Computers)	865	14,376
Mannatech, Inc. (Pharmaceuticals)	1,038	4,536
Martek Biosciences Corp. (Biotechnology)	2,076	37,825
Medical Properties Trust, Inc. (REIT)	2,249	12,010
Mednax, Inc.* (Healthcare - Services)	2,941	105,582
Meridian Bioscience, Inc. (Healthcare - Products)	2,595	45,101
Merit Medical Systems, Inc.* (Healthcare - Products)	1,038	16,099
Meritage Homes Corp.* (Home Builders)	1,903	39,601
Micrel, Inc. (Semiconductors)	2,941	22,058
Micros Systems, Inc.* (Computers)	5,017	105,257
Microsemi Corp.* (Semiconductors)	2,422	32,503
MKS Instruments, Inc.* (Semiconductors)	3,114	48,734
Mobile Mini, Inc.* (Storage/Warehousing)	1,211	16,591
Molina Healthcare, Inc.* (Healthcare - Services)	865	18,727
Monarch Casino & Resort, Inc.* (Lodging)	692	7,072
Moog, Inc. - Class A* (Aerospace/Defense)	1,384	37,064
MTS Systems Corp. (Computers)	519	10,966
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,249	49,411
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	519	16,131
Nara Bancorp, Inc. (Banks)	1,384	5,135
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,211	29,137
Natus Medical, Inc.* (Healthcare - Products)	1,730	15,189
NBT Bancorp, Inc. (Banks)	865	20,483
Neogen Corp.* (Pharmaceuticals)	519	11,766
NETGEAR, Inc.* (Telecommunications)	2,249	36,006
Neutral Tandem, Inc.* (Telecommunications)	519	14,843
NewMarket Corp. (Chemicals)	519	32,697
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	692	7,141
Nutri/System, Inc. (Commercial Services)	1,903	26,147
Odyssey Healthcare, Inc.* (Healthcare - Services)	865	8,961
Oil States International, Inc.* (Oil & Gas Services)	3,114	58,855
Old Dominion Freight Line, Inc.* (Transportation)	1,730	48,699
Olympic Steel, Inc. (Iron/Steel)	346	6,346
Omnicell, Inc.* (Software)	1,038	9,134
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,595	42,714
Orbital Sciences Corp.* (Aerospace/Defense)	3,633	56,166
P.F. Chang’s China Bistro, Inc.* (Retail)	1,557	46,990
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,211	10,427
Papa John’s International, Inc.* (Retail)	1,384	36,731
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	865	9,281
PAREXEL International Corp.* (Commercial Services)	1,384	13,715
Park Electrochemical Corp. (Electronics)	1,211	24,947
PC-Tel, Inc. (Internet)	346	1,685
Peet’s Coffee & Tea, Inc.* (Beverages)	346	9,439
Penn Virginia Corp. (Oil & Gas)	2,595	36,512
Perficient, Inc.* (Internet)	2,076	14,470
Pericom Semiconductor Corp.* (Semiconductors)	1,557	13,873

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
PetMed Express, Inc.* (Pharmaceuticals)	1,557	$25,317
Petroleum Development* (Oil & Gas)	865	14,022
PetroQuest Energy, Inc.* (Oil & Gas)	2,768	8,332
PharMerica Corp.* (Pharmaceuticals)	1,038	18,944
Phase Forward, Inc.* (Software)	865	12,335
Phoenix Technologies, Ltd.* (Software)	519	1,479
Piedmont Natural Gas Co., Inc. (Gas)	2,076	50,696
Pinnacle Entertainment, Inc.* (Entertainment)	2,076	25,908
Pinnacle Financial Partners, Inc.* (Banks)	1,557	27,777
Pioneer Drilling Co.* (Oil & Gas)	3,114	15,570
Plexus Corp.* (Electronics)	2,422	53,647
Polaris Industries, Inc. (Leisure Time)	1,211	40,508
Pool Corp. (Distribution/Wholesale)	2,941	52,526
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,038	36,299
Pre-Paid Legal Services, Inc.* (Commercial Services)	519	19,115
PrivateBancorp, Inc. (Banks)	1,730	35,032
ProAssurance Corp.* (Insurance)	1,211	53,211
Progress Software Corp.* (Software)	1,211	25,661
Prosperity Bancshares, Inc. (Banks)	1,211	33,629
PSS World Medical, Inc.* (Healthcare - Products)	2,076	30,144
Quality Systems, Inc. (Software)	1,211	64,934
Radiant Systems, Inc.* (Computers)	1,038	7,650
RC2 Corp.* (Toys/Games/Hobbies)	519	5,870
Regal-Beloit Corp. (Hand/Machine Tools)	1,211	49,203
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,557	20,646
Res-Care, Inc.* (Healthcare - Services)	865	13,857
RLI Corp. (Insurance)	692	33,237
Rogers Corp.* (Electronics)	692	17,611
RTI International Metals, Inc.* (Mining)	692	9,003
Ruth’s Hospitality Group, Inc.* (Retail)	1,211	4,384
S&T Bancorp, Inc. (Banks)	346	6,183
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,941	32,351
Sanderson Farms, Inc. (Food)	519	20,708
Savient Pharmaceuticals, Inc.* (Biotechnology)	865	4,567
ScanSource, Inc.* (Distribution/Wholesale)	1,038	25,649
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,211	79,587
Selective Insurance Group, Inc. (Insurance)	1,730	25,535
Shuffle Master, Inc.* (Entertainment)	3,460	13,183
Signature Bank* (Banks)	2,249	61,150
Simpson Manufacturing Co., Inc. (Building Materials)	2,422	53,914
SkyWest, Inc. (Airlines)	3,633	43,741
Skyworks Solutions, Inc.* (Semiconductors)	4,152	36,704
Smith Micro Software, Inc.* (Software)	1,730	14,878
Sonic Corp.* (Retail)	1,557	17,002
Sonic Solutions* (Electronics)	1,038	2,284
Spartan Stores, Inc. (Food)	1,384	22,518
SPSS, Inc.* (Software)	519	16,037
St. Mary Land & Exploration Co. (Oil & Gas)	3,979	71,105
Stamps.com, Inc.* (Internet)	865	8,096
Standard Microsystems Corp.* (Semiconductors)	692	10,975
Stanley, Inc.* (Engineering & Construction)	692	17,840
Stifel Financial Corp.* (Diversified Financial Services)	1,557	76,651
Stratasys, Inc.* (Computers)	1,211	11,335
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	346	4,259
Superior Well Services, Inc.* (Oil & Gas Services)	1,038	11,107
Supertex, Inc.* (Semiconductors)	519	13,349
SurModics, Inc.* (Healthcare - Products)	1,038	22,525
Swift Energy Co.* (Oil & Gas)	1,903	20,590
SWS Group, Inc. (Diversified Financial Services)	865	11,063
Sykes Enterprises, Inc.* (Computers)	2,076	40,814
Symmetricom, Inc.* (Telecommunications)	1,038	5,169
Symmetry Medical, Inc.* (Healthcare - Products)	2,249	16,328
Synaptics, Inc.* (Computers)	2,076	67,428
Take-Two Interactive Software, Inc. (Software)	1,730	15,708
Taleo Corp. - Class A* (Software)	865	10,389
Tekelec* (Telecommunications)	1,730	26,815
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,249	71,811
Tetra Tech, Inc.* (Environmental Control)	1,211	29,742
TETRA Technologies, Inc.* (Oil & Gas Services)	4,671	26,718
Texas Roadhouse, Inc. - Class A* (Retail)	1,557	17,719
The Buckle, Inc. (Retail)	692	25,860
The Children’s Place Retail Stores, Inc.* (Retail)	1,557	44,281
The Geo Group, Inc.* (Commercial Services)	3,287	54,663
The Gymboree Corp.* (Apparel)	1,903	65,463
The Hain Celestial Group, Inc.* (Food)	1,211	20,212
The Knot, Inc.* (Internet)	1,730	15,691
The Navigators Group, Inc.* (Insurance)	346	15,701
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,384	7,280
Tollgrade Communications, Inc.* (Telecommunications)	173	1,029
Tompkins Financial Corp. (Banks)	173	7,292
Toro Co. (Housewares)	2,249	68,325
Tower Group, Inc. (Insurance)	1,038	28,223
Tractor Supply Co.* (Retail)	2,076	83,829
TradeStation Group, Inc.* (Diversified Financial Services)	2,076	16,836
TreeHouse Foods, Inc.* (Food)	1,038	27,600

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
True Religion Apparel, Inc.* (Apparel)	1,211	$19,085
TrueBlue, Inc.* (Commercial Services)	1,557	15,118
TTM Technologies, Inc.* (Electronics)	2,768	20,539
Tyler Technologies, Inc.* (Computers)	1,903	31,399
UCBH Holdings, Inc. (Banks)	3,633	4,650
Ultratech Stepper, Inc.* (Semiconductors)	519	7,017
UniFirst Corp. (Textiles)	346	12,902
United Community Banks, Inc. (Banks)	1,384	8,927
United Natural Foods, Inc.* (Food)	1,730	39,409
United Online, Inc. (Internet)	5,190	27,507
United Stationers, Inc.* (Distribution/Wholesale)	692	22,649
Universal Electronics, Inc.* (Home Furnishings)	519	9,726
Universal Technical Institute, Inc.* (Commercial Services)	1,384	19,708
Valmont Industries, Inc. (Metal Fabricate/Hardware)	519	33,102
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,498	115,104
Viad Corp. (Commercial Services)	1,211	23,106
ViaSat, Inc.* (Telecommunications)	1,730	39,773
ViroPharma, Inc.* (Pharmaceuticals)	5,017	28,246
Volcom, Inc.* (Apparel)	1,038	14,003
WD-40 Co. (Household Products/Wares)	519	14,044
Websense, Inc.* (Internet)	2,768	49,353
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,384	45,188
Wilshire Bancorp, Inc. (Banks)	1,211	4,892
Winnebago Industries, Inc. (Home Builders)	1,038	9,145
WMS Industries, Inc.* (Leisure Time)	3,114	99,991
Wolverine World Wide, Inc. (Apparel)	1,730	36,036
World Acceptance Corp.* (Diversified Financial Services)	1,038	30,808
World Fuel Services Corp. (Retail)	1,211	46,175
Wright Express Corp.* (Commercial Services)	2,422	55,415
Zenith National Insurance Corp. (Insurance)	1,384	31,541
Zep, Inc. (Chemicals)	692	9,363
Zoll Medical Corp.* (Healthcare - Products)	692	11,127
Zumiez, Inc.* (Retail)	1,211	14,605

TOTAL COMMON STOCKS (Cost $8,240,494)		9,887,414

TOTAL INVESTMENT SECURITIES (Cost $8,240,494)—99.8%		9,887,414
Net other assets (liabilities) — 0.2%		16,524

NET ASSETS — 100.0%		$9,903,938

*	Non-income producing security

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.2%
Aerospace/Defense	3.4%
Airlines	0.4%
Apparel	3.4%
Auto Parts & Equipment	0.1%
Banks	3.7%
Beverages	1.1%
Biotechnology	0.9%
Building Materials	1.5%
Chemicals	1.0%
Commercial Services	6.6%
Computers	3.8%
Cosmetics/Personal Care	0.7%
Distribution/Wholesale	1.2%
Diversified Financial Services	3.6%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	4.9%
Energy - Alternate Sources	0.1%
Engineering & Construction	0.3%
Entertainment	0.4%
Environmental Control	0.8%
Food	1.8%
Forest Products & Paper	0.4%
Gas	0.7%
Hand/Machine Tools	0.5%
Healthcare - Products	4.3%
Healthcare - Services	4.2%
Home Builders	0.5%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Housewares	0.7%
Insurance	2.7%
Internet	3.5%
Iron/Steel	0.1%
Leisure Time	1.5%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.5%
Metal Fabricate/Hardware	1.4%
Mining	0.5%
Miscellaneous Manufacturing	2.0%
Oil & Gas	2.6%
Oil & Gas Services	4.0%
Pharmaceuticals	2.5%
REIT	0.3%
Retail	8.3%
Semiconductors	4.6%
Software	4.8%
Storage/Warehousing	0.2%
Telecommunications	3.0%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.0%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks† (101.1%)
ABB, Ltd. (Engineering & Construction)	5,504	$78,267
Alcatel-Lucent* (Telecommunications)	16,168	40,420
Alcon, Inc. (Healthcare - Products)	946	87,041
ArcelorMittal (Iron/Steel)	3,780	89,132
ASML Holding N.V. (Semiconductors)	3,827	80,941
AstraZeneca PLC (Pharmaceuticals)	2,365	82,704
BP Amoco PLC (Oil & Gas)	4,128	175,275
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	2,537	27,146
Credit Suisse Group (Diversified Financial Services)	3,053	116,869
DaimlerChrysler AG (Auto Manufacturers)	2,236	79,825
Deutsche Bank AG (Banks)	1,419	74,398
DryShips, Inc. (Transportation)	1,591	11,805
Elan Corp. PLC* (Pharmaceuticals)	4,171	24,651
GlaxoSmithKline PLC (Pharmaceuticals)	2,408	74,070
HSBC Holdings PLC (Banks)	3,612	128,587
Millicom International Cellular S.A. (Telecommunications)	946	45,843
Nokia OYJ (Telecommunications)	7,568	107,012
Novartis AG (Pharmaceuticals)	1,892	71,726
Rio Tinto PLC (Mining)	473	77,075
Royal Dutch Shell PLC - Class A (Oil & Gas)	4,085	186,603
Sanofi-Aventis (Pharmaceuticals)	3,182	91,387
SAP AG (Software)	3,268	124,478
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	2,107	78,528
Siemens AG (Miscellaneous Manufacturing)	1,806	120,876
Telefonaktiebolaget LM Ericsson (Telecommunications)	5,504	46,949
Tenaris S.A. (Iron/Steel)	2,451	61,324
Total Fina S.A. (Oil & Gas)	3,311	164,623
UBS AG* (Diversified Financial Services)	5,504	75,075
Unilever N.V. (Food)	6,192	122,540
Vodafone Group PLC (Telecommunications)	8,729	160,177

TOTAL COMMON STOCKS (Cost $1,949,900)		2,705,347

TOTAL INVESTMENT SECURITIES (Cost $1,949,900) — 101.1%		2,705,347
Net other assets (liabilities) — (1.1)%		(28,137)

NET ASSETS — 100.0%		$2,677,210

†	As of April 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Auto Manufacturers	3.0%
Banks	7.6%
Diversified Financial Services	7.2%
Engineering & Construction	3.9%
Food	4.6%
Healthcare - Products	3.3%
Iron/Steel	5.6%
Mining	2.9%
Miscellaneous Manufacturing	4.5%
Oil & Gas	19.6%
Pharmaceuticals	15.8%
Semiconductors	3.0%
Software	4.7%
Telecommunications	15.0%
Transportation	0.4%
Other**	(1.1)%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2009:

Finland	4.0%
France	11.1%
Germany	14.9%
Greece	0.4%
Ireland	0.9%
Luxembourg	7.3%
Netherlands	8.6%
Sweden	1.8%
Switzerland	16.1%
United Kingdom	36.0%
Other**	(1.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (71.0%)
3M Co. (Miscellaneous Manufacturing)	3,968	$228,557
Abbott Laboratories (Pharmaceuticals)	8,866	371,042
Abercrombie & Fitch Co. - Class A (Retail)	496	13,422
Adobe Systems, Inc.* (Software)	3,007	82,241
Advanced Micro Devices, Inc.* (Semiconductors)	3,224	11,639
Aetna, Inc. (Healthcare - Services)	2,604	57,314
Affiliated Computer Services, Inc. - Class A* (Computers)	558	26,996
AFLAC, Inc. (Insurance)	2,697	77,916
Agilent Technologies, Inc.* (Electronics)	2,015	36,794
Air Products & Chemicals, Inc. (Chemicals)	1,209	79,673
AK Steel Holding Corp. (Iron/Steel)	651	8,470
Akamai Technologies, Inc.* (Internet)	992	21,844
Alcoa, Inc. (Mining)	5,456	49,486
Allegheny Energy, Inc. (Electric)	961	24,909
Allegheny Technologies, Inc. (Iron/Steel)	558	18,263
Allergan, Inc. (Pharmaceuticals)	1,767	82,448
Allstate Corp. (Insurance)	3,069	71,600
Altera Corp. (Semiconductors)	1,674	27,303
Altria Group, Inc. (Agriculture)	11,842	193,380
Amazon.com, Inc.* (Internet)	1,829	147,271
Ameren Corp. (Electric)	1,209	27,831
American Electric Power, Inc. (Electric)	2,635	69,511
American Express Co. (Diversified Financial Services)	6,727	169,655
American International Group, Inc. (Insurance)	15,438	21,304
American Tower Corp.* (Telecommunications)	2,263	71,873
Ameriprise Financial, Inc. (Diversified Financial Services)	1,240	32,674
AmerisourceBergen Corp. (Pharmaceuticals)	868	29,200
Amgen, Inc.* (Biotechnology)	5,921	286,991
Amphenol Corp. - Class A (Electronics)	992	33,569
Anadarko Petroleum Corp. (Oil & Gas)	2,635	113,463
Analog Devices, Inc. (Semiconductors)	1,674	35,623
AON Corp. (Insurance)	1,581	66,718
Apache Corp. (Oil & Gas)	1,922	140,037
Apartment Investment and Management Co. - Class A (REIT)	682	4,979
Apollo Group, Inc. - Class A* (Commercial Services)	620	39,029
Apple Computer, Inc.* (Computers)	5,115	643,620
Applied Materials, Inc. (Semiconductors)	7,626	93,113
Archer-Daniels-Midland Co. (Agriculture)	3,689	90,823
Assurant, Inc. (Insurance)	682	16,668
AT&T, Inc. (Telecommunications)	33,821	866,494
Autodesk, Inc.* (Software)	1,302	25,962
Automatic Data Processing, Inc. (Software)	2,883	101,482
AutoNation, Inc.* (Retail)	620	10,980
AutoZone, Inc.* (Retail)	217	36,107
Avalonbay Communities, Inc. (REIT)	465	26,417
Avery Dennison Corp. (Household Products/Wares)	651	18,710
Avon Products, Inc. (Cosmetics/Personal Care)	2,449	55,739
Baker Hughes, Inc. (Oil & Gas Services)	1,767	62,870
Ball Corp. (Packaging & Containers)	527	19,878
Bank of America Corp. (Banks)	36,735	328,044
Bank of New York Mellon Corp. (Banks)	6,603	168,244
Bard (C.R.), Inc. (Healthcare - Products)	558	39,970
Baxter International, Inc. (Healthcare - Products)	3,534	171,399
BB&T Corp. (Banks)	3,224	75,248
Becton, Dickinson & Co. (Healthcare - Products)	1,364	82,495
Bed Bath & Beyond, Inc.* (Retail)	1,488	45,265
Bemis Co., Inc. (Packaging & Containers)	558	13,414
Best Buy Co., Inc. (Retail)	1,953	74,956
Big Lots, Inc.* (Retail)	465	12,853
Biogen Idec, Inc.* (Biotechnology)	1,705	82,420
BJ Services Co. (Oil & Gas Services)	1,674	23,252
Black & Decker Corp. (Hand/Machine Tools)	341	13,742
BMC Software, Inc.* (Software)	1,054	36,542
Boeing Co. (Aerospace/Defense)	4,154	166,368
Boston Properties, Inc. (REIT)	682	33,704
Boston Scientific Corp.* (Healthcare - Products)	8,618	72,477
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,346	217,843
Broadcom Corp. - Class A* (Semiconductors)	2,449	56,792
Brown-Forman Corp. (Beverages)	558	25,947
Burlington Northern Santa Fe Corp. (Transportation)	1,612	108,778
C.H. Robinson Worldwide, Inc. (Transportation)	992	52,735
CA, Inc. (Software)	2,263	39,037
Cabot Oil & Gas Corp. (Oil & Gas)	589	17,782
Cameron International Corp.* (Oil & Gas Services)	1,240	31,719
Campbell Soup Co. (Food)	1,178	30,298
Capital One Financial Corp. (Diversified Financial Services)	2,263	37,883
Cardinal Health, Inc. (Pharmaceuticals)	2,077	70,182
Carnival Corp. - Class A (Leisure Time)	2,511	67,496
Caterpillar, Inc. (Machinery - Construction & Mining)	3,441	122,431
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,302	9,765
CBS Corp. - Class B (Media)	3,906	27,498
Celgene Corp.* (Biotechnology)	2,635	112,567
CenterPoint Energy, Inc. (Electric)	1,984	21,110
Centex Corp. (Home Builders)	713	7,800
CenturyTel, Inc. (Telecommunications)	589	15,991

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Cephalon, Inc.* (Pharmaceuticals)	403	$26,441
CF Industries Holdings, Inc. (Chemicals)	279	20,102
Chesapeake Energy Corp. (Oil & Gas)	3,224	63,545
ChevronTexaco Corp. (Oil & Gas)	11,501	760,216
Chubb Corp. (Insurance)	2,015	78,484
Ciena Corp.* (Telecommunications)	527	6,298
CIGNA Corp. (Insurance)	1,550	30,551
Cincinnati Financial Corp. (Insurance)	930	22,274
Cintas Corp. (Textiles)	744	19,091
Cisco Systems, Inc.* (Telecommunications)	33,480	646,834
CIT Group, Inc. (Diversified Financial Services)	2,232	4,955
Citigroup, Inc. (Diversified Financial Services)	31,403	95,779
Citrix Systems, Inc.* (Software)	1,023	29,186
Clorox Co. (Household Products/Wares)	806	45,176
CME Group, Inc. (Diversified Financial Services)	372	82,342
CMS Energy Corp. (Electric)	1,302	15,650
Coach, Inc.* (Apparel)	1,829	44,811
Coca-Cola Co. (Beverages)	11,408	491,114
Coca-Cola Enterprises, Inc. (Beverages)	1,829	31,203
Cognizant Technology Solutions Corp.* (Computers)	1,674	41,498
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,883	170,097
Comcast Corp. - Special Class A (Media)	16,523	255,446
Comerica, Inc. (Banks)	868	18,211
Computer Sciences Corp.* (Computers)	868	32,081
Compuware Corp.* (Software)	1,426	10,666
ConAgra Foods, Inc. (Food)	2,573	45,542
ConocoPhillips (Oil & Gas)	8,494	348,254
CONSOL Energy, Inc. (Coal)	1,023	31,999
Consolidated Edison, Inc. (Electric)	1,581	58,703
Constellation Brands, Inc.* (Beverages)	1,116	12,934
Constellation Energy Group, Inc. (Electric)	1,147	27,620
Convergys Corp.* (Commercial Services)	713	7,208
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	961	31,511
Corning, Inc. (Telecommunications)	8,928	130,527
Costco Wholesale Corp. (Retail)	2,480	120,528
Coventry Health Care, Inc.* (Healthcare - Services)	837	13,317
Covidien, Ltd. (Healthcare - Products)	2,883	95,081
CSX Corp. (Transportation)	2,294	67,879
Cummins, Inc. (Machinery - Diversified)	1,147	38,998
CVS Corp. (Retail)	8,339	265,013
D.R. Horton, Inc. (Home Builders)	1,581	20,632
Danaher Corp. (Miscellaneous Manufacturing)	1,457	85,147
Darden Restaurants, Inc. (Retail)	775	28,652
DaVita, Inc.* (Healthcare - Services)	589	27,312
Dean Foods Co.* (Food)	899	18,609
Deere & Co. (Machinery - Diversified)	2,418	99,767
Dell, Inc.* (Computers)	9,920	115,270
Denbury Resources, Inc.* (Oil & Gas)	1,395	22,711
DENTSPLY International, Inc. (Healthcare - Products)	868	24,842
Developers Diversified Realty Corp. (REIT)	33	136
Devon Energy Corp. (Oil & Gas)	2,542	131,803
Diamond Offshore Drilling, Inc. (Oil & Gas)	403	29,181
DIRECTV Group, Inc.* (Media)	3,038	75,130
Discover Financial Services (Diversified Financial Services)	2,759	22,431
Dominion Resources, Inc. (Electric)	3,348	100,976
Dover Corp. (Miscellaneous Manufacturing)	1,054	32,442
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,457	30,174
DTE Energy Co. (Electric)	930	27,500
Duke Energy Corp. (Electric)	7,347	101,462
Dun & Bradstreet Corp. (Software)	310	25,234
Dynegy, Inc. - Class A* (Electric)	2,914	5,187
E* TRADE Financial Corp.* (Diversified Financial Services)	3,286	4,699
E.I. du Pont de Nemours & Co. (Chemicals)	5,177	144,438
Eastman Chemical Co. (Chemicals)	403	15,991
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,550	4,728
Eaton Corp. (Miscellaneous Manufacturing)	961	42,092
eBay, Inc.* (Internet)	6,169	101,603
Ecolab, Inc. (Chemicals)	961	37,047
Edison International (Electric)	1,860	53,029
El Paso Corp. (Pipelines)	3,999	27,593
Electronic Arts, Inc.* (Software)	1,860	37,851
Eli Lilly & Co. (Pharmaceuticals)	5,797	190,837
Embarq Corp. (Telecommunications)	806	29,467
EMC Corp.* (Computers)	11,532	144,496
Emerson Electric Co. (Electrical Components & Equipment)	4,340	147,734
Ensco International, Inc. (Oil & Gas)	806	22,794
Entergy Corp. (Electric)	1,085	70,275
EOG Resources, Inc. (Oil & Gas)	1,426	90,522
EQT Corp. (Oil & Gas)	744	25,021
Equifax, Inc. (Commercial Services)	713	20,791
Equity Residential Properties Trust (REIT)	1,550	35,480
Exelon Corp. (Electric)	3,782	174,464
Expedia, Inc.* (Internet)	1,209	16,454
Expeditors International of Washington, Inc. (Transportation)	1,209	41,964
Express Scripts, Inc.* (Pharmaceuticals)	1,426	91,221
Exxon Mobil Corp. (Oil & Gas)	28,365	1,891,095
Family Dollar Stores, Inc. (Retail)	806	26,751
Fastenal Co. (Distribution/Wholesale)	744	28,540
Federated Investors, Inc. - Class B (Diversified Financial Services)	496	11,348
FedEx Corp. (Transportation)	1,798	100,616

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	1,085	$19,367
Fifth Third Bancorp (Banks)	3,317	13,600
First Horizon National Corp. (Banks)	1,233	14,192
FirstEnergy Corp. (Electric)	1,736	71,002
Fiserv, Inc.* (Software)	899	33,551
FLIR Systems, Inc.* (Electronics)	868	19,252
Flowserve Corp. (Machinery - Diversified)	310	21,049
Fluor Corp. (Engineering & Construction)	1,054	39,915
Ford Motor Co.* (Auto Manufacturers)	13,733	82,123
Forest Laboratories, Inc.* (Pharmaceuticals)	1,736	37,654
Fortune Brands, Inc. (Household Products/Wares)	868	34,121
FPL Group, Inc. (Electric)	2,356	126,729
Franklin Resources, Inc. (Diversified Financial Services)	868	52,497
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,356	100,483
Frontier Communications Corp. (Telecommunications)	1,798	12,784
GameStop Corp. - Class A* (Retail)	930	28,049
Gannett Co., Inc. (Media)	1,302	5,091
General Dynamics Corp. (Aerospace/Defense)	2,201	113,726
General Electric Co. (Miscellaneous Manufacturing)	60,574	766,261
General Mills, Inc. (Food)	1,891	95,855
General Motors Corp. (Auto Manufacturers)	3,503	6,726
Genuine Parts Co. (Distribution/Wholesale)	930	31,583
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,480	5,853
Genzyme Corp.* (Biotechnology)	1,550	82,662
Gilead Sciences, Inc.* (Pharmaceuticals)	5,239	239,946
Goodrich Corp. (Aerospace/Defense)	713	31,572
Google, Inc. - Class A* (Internet)	1,364	540,103
H & R Block, Inc. (Commercial Services)	1,953	29,568
Halliburton Co. (Oil & Gas Services)	5,146	104,052
Harley-Davidson, Inc. (Leisure Time)	1,333	29,539
Harman International Industries, Inc. (Home Furnishings)	341	6,203
Harris Corp. (Telecommunications)	775	23,700
Hartford Financial Services Group, Inc. (Insurance)	1,860	21,334
Hasbro, Inc. (Toys/Games/Hobbies)	713	19,009
HCP, Inc. (REIT)	1,457	31,981
Health Care REIT, Inc. (REIT)	620	21,123
Heinz (H.J.) Co. (Food)	1,798	61,887
Hess Corp. (Oil & Gas)	1,643	90,020
Hewlett-Packard Co. (Computers)	13,764	495,229
Home Depot, Inc. (Retail)	9,734	256,199
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,216	131,581
Hormel Foods Corp. (Food)	403	12,610
Hospira, Inc.* (Pharmaceuticals)	930	30,569
Host Marriott Corp. (REIT)	3,007	23,124
Hudson City Bancorp, Inc. (Savings & Loans)	3,007	37,768
Humana, Inc.* (Healthcare - Services)	961	27,658
Huntington Bancshares, Inc. (Banks)	2,108	5,881
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,201	72,193
IMS Health, Inc. (Software)	1,054	13,238
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,829	39,817
Integrys Energy Group, Inc. (Electric)	434	11,462
Intel Corp. (Semiconductors)	31,899	503,366
IntercontinentalExchange, Inc.* (Diversified Financial Services)	403	35,303
International Business Machines Corp. (Computers)	7,688	793,478
International Flavors & Fragrances, Inc. (Chemicals)	465	14,508
International Game Technology (Entertainment)	1,705	21,057
International Paper Co. (Forest Products & Paper)	2,449	31,004
Interpublic Group of Cos., Inc.* (Advertising)	2,728	17,077
Intuit, Inc.* (Software)	1,829	42,305
Intuitive Surgical, Inc.* (Healthcare - Products)	217	31,189
Invesco, Ltd. (Diversified Financial Services)	2,170	31,942
Iron Mountain, Inc.* (Commercial Services)	1,023	29,145
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,054	43,225
J.C. Penney Co., Inc. (Retail)	1,271	39,007
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,545	710,985
Jabil Circuit, Inc. (Electronics)	1,240	10,044
Jacobs Engineering Group, Inc.* (Engineering & Construction)	713	27,123
Janus Capital Group, Inc. (Diversified Financial Services)	899	9,017
JDS Uniphase Corp.* (Telecommunications)	1,240	5,716
JM Smucker Co. (Food)	682	26,871
Johnson & Johnson (Healthcare - Products)	15,872	831,058
Johnson Controls, Inc. (Auto Parts & Equipment)	3,410	64,824
Juniper Networks, Inc.* (Telecommunications)	3,007	65,102
KB Home (Home Builders)	434	7,842
Kellogg Co. (Food)	1,457	61,354
KeyCorp (Banks)	2,852	17,540
Kimberly-Clark Corp. (Household Products/Wares)	2,387	117,297
Kimco Realty Corp. (REIT)	1,333	16,023
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,426	11,237
KLA -Tencor Corp. (Semiconductors)	961	26,658
Kohls Corp.* (Retail)	1,736	78,728
Kraft Foods, Inc. (Food)	8,432	197,309
Kroger Co. (Food)	3,751	81,097
L-3 Communications Holdings, Inc. (Aerospace/Defense)	682	51,934

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Healthcare - Services)	620	$39,773
Legg Mason, Inc. (Diversified Financial Services)	806	16,176
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	899	12,910
Lennar Corp. - Class A (Home Builders)	806	7,850
Leucadia National Corp.* (Holding Companies - Diversified)	1,054	22,376
Lexmark International, Inc. - Class A* (Computers)	434	8,515
Life Technologies Corp.* (Biotechnology)	992	37,002
Limited, Inc. (Retail)	1,550	17,701
Lincoln National Corp. (Insurance)	1,457	16,377
Linear Technology Corp. (Semiconductors)	1,271	27,682
Lockheed Martin Corp. (Aerospace/Defense)	1,891	148,500
Loews Corp. (Insurance)	2,077	51,697
Lorillard, Inc. (Agriculture)	961	60,668
Lowe’s Cos., Inc. (Retail)	8,401	180,622
LSI Logic Corp.* (Semiconductors)	3,720	14,285
M&T Bank Corp. (Banks)	434	22,763
Macy’s, Inc. (Retail)	2,418	33,078
Manitowoc Co. (Machinery - Diversified)	744	4,427
Marathon Oil Corp. (Oil & Gas)	4,061	120,612
Marriott International, Inc. - Class A (Lodging)	1,674	39,439
Marsh & McLennan Cos., Inc. (Insurance)	2,945	62,110
Marshall & Ilsley Corp. (Banks)	1,519	8,780
Masco Corp. (Building Materials)	2,077	18,402
Massey Energy Co. (Coal)	496	7,891
MasterCard, Inc. - Class A (Software)	403	73,930
Mattel, Inc. (Toys/Games/Hobbies)	2,046	30,608
MBIA, Inc.* (Insurance)	992	4,692
McAfee, Inc.* (Internet)	899	33,748
McCormick & Co., Inc. (Food)	744	21,911
McDonald’s Corp. (Retail)	6,386	340,310
McGraw-Hill Cos., Inc. (Media)	1,798	54,210
McKesson Corp. (Commercial Services)	1,581	58,497
MeadWestvaco Corp. (Forest Products & Paper)	992	15,535
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,821	122,855
Medtronic, Inc. (Healthcare - Products)	6,417	205,344
MEMC Electronic Materials, Inc.* (Semiconductors)	1,271	20,590
Merck & Co., Inc. (Pharmaceuticals)	12,090	293,062
Meredith Corp. (Media)	217	5,442
MetLife, Inc. (Insurance)	4,681	139,260
Microchip Technology, Inc. (Semiconductors)	1,054	24,242
Micron Technology, Inc.* (Semiconductors)	4,371	21,330
Microsoft Corp. (Software)	43,865	888,705
Millipore Corp.* (Biotechnology)	310	18,321
Molex, Inc. (Electrical Components & Equipment)	806	13,436
Molson Coors Brewing Co. - Class B (Beverages)	868	33,201
Monsanto Co. (Agriculture)	3,131	265,791
Monster Worldwide, Inc.* (Internet)	744	10,267
Moody’s Corp. (Commercial Services)	1,085	32,029
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,169	145,835
Motorola, Inc. (Telecommunications)	13,051	72,172
Murphy Oil Corp. (Oil & Gas)	1,085	51,765
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,736	23,002
Nabors Industries, Ltd.* (Oil & Gas)	1,612	24,519
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	775	14,903
National Semiconductor Corp. (Semiconductors)	1,116	13,805
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,387	72,278
NetApp, Inc.* (Computers)	1,891	34,605
Newell Rubbermaid, Inc. (Housewares)	1,581	16,521
Newmont Mining Corp. (Mining)	2,821	113,517
News Corp. - Class A (Media)	13,206	109,082
Nicor, Inc. (Gas)	248	7,971
NIKE, Inc. - Class B (Apparel)	2,232	117,113
NiSource, Inc. (Electric)	1,581	17,375
Noble Energy, Inc. (Oil & Gas)	992	56,296
Nordstrom, Inc. (Retail)	899	20,344
Norfolk Southern Corp. (Transportation)	2,108	75,213
Northeast Utilities System (Electric)	992	20,852
Northern Trust Corp. (Banks)	1,271	69,092
Northrop Grumman Corp. (Aerospace/Defense)	1,891	91,430
Novell, Inc.* (Software)	1,984	7,460
Novellus Systems, Inc.* (Semiconductors)	558	10,077
Nucor Corp. (Iron/Steel)	1,798	73,161
NVIDIA Corp.* (Semiconductors)	3,069	35,232
NYSE Euronext (Diversified Financial Services)	1,488	34,477
O’Reilly Automotive, Inc.* (Retail)	806	31,313
Occidental Petroleum Corp. (Oil & Gas)	4,650	261,749
Office Depot, Inc.* (Retail)	1,581	4,095
Omnicom Group, Inc. (Advertising)	1,798	56,583
Oracle Corp. (Software)	22,010	425,673
Owens-Illinois, Inc.* (Packaging & Containers)	961	23,439
PACCAR, Inc. (Auto Manufacturers)	2,077	73,609
Pactiv Corp.* (Packaging & Containers)	744	16,264
Pall Corp. (Miscellaneous Manufacturing)	682	18,012
Parker Hannifin Corp. (Miscellaneous Manufacturing)	930	42,176
Patterson Cos., Inc.* (Healthcare - Products)	527	10,782
Paychex, Inc. (Commercial Services)	1,829	49,401
Peabody Energy Corp. (Coal)	1,519	40,086
People’s United Financial, Inc. (Banks)	1,984	30,990
Pepco Holdings, Inc. (Electric)	1,271	15,188

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	8,928	$444,257
PerkinElmer, Inc. (Electronics)	682	9,937
Pfizer, Inc. (Pharmaceuticals)	38,688	516,872
PG&E Corp. (Electric)	2,108	78,249
Philip Morris International, Inc. (Commercial Services)	11,501	416,336
Pinnacle West Capital Corp. (Electric)	589	16,127
Pioneer Natural Resources Co. (Oil & Gas)	651	15,051
Pitney Bowes, Inc. (Office/Business Equipment)	1,178	28,908
Plum Creek Timber Co., Inc. (Forest Products & Paper)	961	33,174
PNC Financial Services Group (Banks)	2,449	97,225
Polo Ralph Lauren Corp. (Apparel)	310	16,690
PPG Industries, Inc. (Chemicals)	930	40,967
PPL Corp. (Electric)	2,139	63,977
Praxair, Inc. (Chemicals)	1,767	131,836
Precision Castparts Corp. (Metal Fabricate/Hardware)	806	60,337
Principal Financial Group, Inc. (Insurance)	1,488	24,314
Procter & Gamble Co. (Cosmetics/Personal Care)	16,802	830,691
Progress Energy, Inc. (Electric)	1,581	53,944
Progress Energy, Inc.CVO* (Electric)	987	0
Progressive Corp.* (Insurance)	3,875	59,210
ProLogis (REIT)	1,550	14,121
Prudential Financial, Inc. (Insurance)	2,418	69,832
Public Service Enterprise Group, Inc. (Electric)	2,914	86,954
Public Storage, Inc. (REIT)	713	47,671
Pulte Homes, Inc. (Home Builders)	1,240	14,272
QLogic Corp.* (Semiconductors)	682	9,671
Qualcomm, Inc. (Telecommunications)	9,455	400,136
Quest Diagnostics, Inc. (Healthcare - Services)	899	46,146
Questar Corp. (Pipelines)	992	29,482
Qwest Communications International, Inc. (Telecommunications)	8,432	32,800
R.R. Donnelley & Sons Co. (Commercial Services)	1,178	13,724
RadioShack Corp. (Retail)	713	10,039
Range Resources Corp. (Oil & Gas)	899	35,933
Raytheon Co. (Aerospace/Defense)	2,294	103,758
Regions Financial Corp. (Banks)	3,999	17,956
Republic Services, Inc. (Environmental Control)	1,860	39,060
Reynolds American, Inc. (Agriculture)	961	36,499
Robert Half International, Inc. (Commercial Services)	868	20,849
Rockwell Collins, Inc. (Aerospace/Defense)	899	34,477
Rockwell International Corp. (Machinery - Diversified)	806	25,462
Rowan Cos., Inc. (Oil & Gas)	651	10,162
Ryder System, Inc. (Transportation)	310	8,584
Safeway, Inc. (Food)	2,449	48,368
Salesforce.com, Inc.* (Software)	620	26,542
SanDisk Corp.* (Computers)	1,302	20,467
Sara Lee Corp. (Food)	3,999	33,272
SCANA Corp. (Electric)	682	20,610
Schering-Plough Corp. (Pharmaceuticals)	9,331	214,800
Schlumberger, Ltd. (Oil & Gas Services)	6,851	335,631
Scripps Networks Interactive - Class A (Entertainment)	527	14,461
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	899	17,135
Sears Holdings Corp.* (Retail)	310	19,366
Sempra Energy (Gas)	1,395	64,198
Sherwin-Williams Co. (Chemicals)	558	31,605
Sigma-Aldrich Corp. (Chemicals)	713	31,258
Simon Property Group, Inc. (REIT)	1,496	77,194
SLM Corp.* (Diversified Financial Services)	2,697	13,027
Smith International, Inc. (Oil & Gas Services)	1,271	32,855
Snap-on, Inc. (Hand/Machine Tools)	341	11,567
Southern Co. (Electric)	4,464	128,920
Southwest Airlines Co. (Airlines)	4,247	29,644
Southwestern Energy Co.* (Oil & Gas)	1,984	71,146
Spectra Energy Corp. (Pipelines)	3,689	53,491
Sprint Nextel Corp.* (Telecommunications)	16,430	71,635
St. Jude Medical, Inc.* (Healthcare - Products)	1,984	66,504
Staples, Inc. (Retail)	4,092	84,377
Starbucks Corp.* (Retail)	4,216	60,963
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,054	21,986
State Street Corp. (Banks)	2,480	84,642
Stericycle, Inc.* (Environmental Control)	496	23,352
Stryker Corp. (Healthcare - Products)	1,364	52,800
Sun Microsystems, Inc.* (Computers)	4,278	39,186
Sunoco, Inc. (Oil & Gas)	682	18,080
SunTrust Banks, Inc. (Banks)	2,046	29,544
SuperValu, Inc. (Food)	1,209	19,767
Symantec Corp.* (Internet)	4,712	81,282
Sysco Corp. (Food)	3,379	78,832
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,457	56,124
Target Corp. (Retail)	4,309	177,789
TECO Energy, Inc. (Electric)	1,209	12,803
Tellabs, Inc.* (Telecommunications)	2,263	11,858
Tenet Healthcare Corp.* (Healthcare - Services)	2,387	5,371
Teradata Corp.* (Computers)	992	16,586
Teradyne, Inc.* (Semiconductors)	992	5,892
Tesoro Petroleum Corp. (Oil & Gas)	806	12,292
Texas Instruments, Inc. (Semiconductors)	7,316	132,127
Textron, Inc. (Miscellaneous Manufacturing)	1,395	14,968
The AES Corp.* (Electric)	3,813	26,958
The Charles Schwab Corp. (Diversified Financial Services)	5,363	99,108
The Dow Chemical Co. (Chemicals)	5,301	84,816

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	651	$19,465
The Gap, Inc. (Retail)	2,666	41,430
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,852	366,482
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,395	15,331
The Hershey Co. (Food)	961	34,731
The New York Times Co. - Class A (Media)	682	3,669
The Pepsi Bottling Group, Inc. (Beverages)	775	24,234
The Stanley Works (Hand/Machine Tools)	465	17,684
The Travelers Companies, Inc. (Insurance)	3,348	137,737
The Williams Cos., Inc. (Pipelines)	3,317	46,770
Thermo Electron Corp.* (Electronics)	2,387	83,736
Tiffany & Co. (Retail)	713	20,634
Time Warner Cable, Inc. (Media)	3,626	116,866
Time Warner, Inc. (Media)	6,860	149,754
Titanium Metals Corp. (Mining)	496	3,368
TJX Cos., Inc. (Retail)	2,387	66,764
Torchmark Corp. (Insurance)	496	14,548
Total System Services, Inc. (Software)	1,147	14,303
Tyco Electronics, Ltd. (Electronics)	2,635	45,954
Tyson Foods, Inc. - Class A (Food)	1,736	18,297
U.S. Bancorp (Banks)	10,075	183,567
Union Pacific Corp. (Transportation)	2,883	141,671
United Parcel Service, Inc. - Class B (Transportation)	5,704	298,547
United States Steel Corp. (Iron/Steel)	682	18,107
United Technologies Corp. (Aerospace/Defense)	5,394	263,443
UnitedHealth Group, Inc. (Healthcare - Services)	6,975	164,052
UnumProvident Corp. (Insurance)	1,891	30,899
V.F. Corp. (Apparel)	496	29,398
Valero Energy Corp. (Oil & Gas)	2,976	59,044
Varian Medical Systems, Inc.* (Healthcare - Products)	713	23,793
Ventas, Inc. (REIT)	837	23,972
VeriSign, Inc.* (Internet)	1,116	22,967
Verizon Communications, Inc. (Telecommunications)	16,306	494,724
Viacom, Inc. - Class B* (Media)	3,472	66,801
Vornado Realty Trust (REIT)	824	40,285
Vulcan Materials Co. (Building Materials)	620	29,481
W.W. Grainger, Inc. (Distribution/Wholesale)	372	31,203
Wal-Mart Stores, Inc. (Retail)	12,834	646,834
Walgreen Co. (Retail)	5,673	178,302
Walt Disney Co. (Media)	10,664	233,542
Washington Post Co. - Class B (Media)	31	12,976
Waste Management, Inc. (Environmental Control)	2,821	75,236
Waters Corp.* (Electronics)	558	24,647
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	589	18,224
WellPoint, Inc.* (Healthcare - Services)	2,852	121,952
Wells Fargo & Co. (Banks)	24,304	486,323
Western Union Co. (Commercial Services)	4,061	68,022
Weyerhaeuser Co. (Forest Products & Paper)	1,209	42,629
Whirlpool Corp. (Home Furnishings)	434	19,599
Whole Foods Market, Inc. (Food)	806	16,708
Windstream Corp. (Telecommunications)	2,542	21,099
Wisconsin Energy Corp. (Electric)	682	27,253
Wyeth (Pharmaceuticals)	7,626	323,342
Wyndham Worldwide Corp. (Lodging)	1,023	11,949
Wynn Resorts, Ltd.* (Lodging)	372	14,594
Xcel Energy, Inc. (Electric)	2,604	48,018
Xerox Corp. (Office/Business Equipment)	4,960	30,306
Xilinx, Inc. (Semiconductors)	1,581	32,316
XL Capital, Ltd. - Class A (Insurance)	1,953	18,573
XTO Energy, Inc. (Oil & Gas)	3,317	114,967
Yahoo!, Inc.* (Internet)	7,998	114,291
YUM! Brands, Inc. (Retail)	2,635	87,877
Zimmer Holdings, Inc.* (Healthcare - Products)	1,271	55,911
Zions Bancorp (Banks)	651	7,115

TOTAL COMMON STOCKS (Cost $31,761,242)		43,500,109

	Principal Amount
Repurchase Agreements (24.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,119,004 (Collateralized by $2,159,000 U.S. Treasury Notes, 0.88%, 2/28/11, market value $2,161,457)	$2,119,000	2,119,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,889,017 (Collateralized by $6,955,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $7,027,951)	6,889,000	6,889,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $5,299,013 (Collateralized by $5,316,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $5,405,927)	5,299,000	5,299,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $424,001 (Collateralized by $434,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $433,830)	$424,000	$424,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,731,000)		14,731,000

TOTAL INVESTMENT SECURITIES (Cost $46,492,242) — 95.1%		58,231,109
Net other assets (liabilities) — 4.9%		3,009,496

NET ASSETS — 100.0%		$61,240,605

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $10,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $5,043,100)	116	$141,122

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/09	$74,428,294	$(63,049)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.6%
Beverages	1.8%
Biotechnology	1.0%
Building Materials	0.1%
Chemicals	1.0%
Coal	0.2%
Commercial Services	1.4%
Computers	4.0%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.5%
Electric	2.4%
Electrical Components & Equipment	0.2%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	NM
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	2.9%
Healthcare - Services	1.0%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.4%
Internet	1.7%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	2.7%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.2%
Packaging & Containers	NM
Pharmaceuticals	4.8%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	5.0%
Savings & Loans	0.1%
Semiconductors	1.7%
Software	3.2%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	29.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (71.8%)
3Com Corp.* (Telecommunications)	8,100	$32,805
99 Cents Only Stores* (Retail)	972	10,439
ACI Worldwide, Inc.* (Software)	648	11,191
Acxiom Corp. (Software)	1,296	12,506
ADC Telecommunications, Inc.* (Telecommunications)	1,944	14,308
ADTRAN, Inc. (Telecommunications)	1,134	23,984
Advance Auto Parts, Inc. (Retail)	1,944	85,050
Advent Software, Inc.* (Software)	324	10,770
Aecom Technology Corp.* (Engineering & Construction)	1,782	45,851
Aeropostale, Inc.* (Retail)	1,296	44,025
Affiliated Managers Group, Inc.* (Diversified Financial Services)	810	46,049
Affymetrix, Inc.* (Biotechnology)	1,458	6,838
AGCO Corp.* (Machinery - Diversified)	1,782	43,303
AGL Resources, Inc. (Gas)	1,620	50,495
Airgas, Inc. (Chemicals)	1,620	69,854
AirTran Holdings, Inc.* (Airlines)	2,430	16,889
Alaska Air Group, Inc.* (Airlines)	648	10,873
Albemarle Corp. (Chemicals)	1,782	47,793
Alberto-Culver Co. (Cosmetics/Personal Care)	1,782	39,721
Alexander & Baldwin, Inc. (Transportation)	810	21,578
Alexandria Real Estate Equities, Inc. (REIT)	810	29,549
Alliance Data Systems Corp.* (Commercial Services)	1,134	47,481
Alliant Energy Corp. (Electric)	2,268	50,713
Alliant Techsystems, Inc.* (Aerospace/Defense)	648	51,613
AMB Property Corp. (REIT)	2,754	52,574
American Eagle Outfitters, Inc. (Retail)	4,212	62,422
American Financial Group, Inc. (Insurance)	1,458	25,632
American Greetings Corp. - Class A (Household Products/Wares)	810	6,359
AmeriCredit Corp.* (Diversified Financial Services)	2,754	28,008
Ametek, Inc. (Electrical Components & Equipment)	2,106	67,834
AnnTaylor Stores Corp.* (Retail)	1,134	8,380
ANSYS, Inc.* (Software)	1,782	49,219
Apollo Investment Corp. (Investment Companies)	2,916	13,997
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,296	40,215
Aqua America, Inc. (Water)	2,754	50,536
Arch Coal, Inc. (Coal)	2,916	40,737
Arrow Electronics, Inc.* (Electronics)	2,430	55,258
Arthur J. Gallagher & Co. (Insurance)	1,944	43,701
Ashland, Inc. (Chemicals)	1,296	28,460
Associated Banc-Corp (Banks)	2,592	40,098
Astoria Financial Corp. (Savings & Loans)	1,620	13,381
Atmel Corp.* (Semiconductors)	9,396	36,081
Avnet, Inc.* (Electronics)	3,078	67,377
Avocent Corp.* (Internet)	810	11,696
BancorpSouth, Inc. (Banks)	1,458	33,899
Bank of Hawaii Corp. (Banks)	972	34,156
Barnes & Noble, Inc. (Retail)	648	16,926
BE Aerospace, Inc.* (Aerospace/Defense)	2,106	22,724
Beckman Coulter, Inc. (Healthcare - Products)	1,296	68,118
Bill Barrett Corp.* (Oil & Gas)	648	16,835
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	324	22,580
BJ’s Wholesale Club, Inc.* (Retail)	1,134	37,808
Black Hills Corp. (Electric)	810	16,103
Blyth, Inc. (Household Products/Wares)	162	7,141
Bob Evans Farms, Inc. (Retail)	648	15,714
BorgWarner, Inc. (Auto Parts & Equipment)	2,430	70,349
Boyd Gaming Corp. (Lodging)	1,134	10,421
BRE Properties, Inc. - Class A (REIT)	972	23,882
Brink’s Home Security Holdings, Inc.* (Commercial Services)	810	21,530
Brinker International, Inc. (Retail)	2,106	37,318
Broadridge Financial Solutions, Inc. (Software)	2,916	56,425
Brown & Brown, Inc. (Insurance)	2,430	47,288
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,458	31,653
Cabot Corp. (Chemicals)	1,296	18,922
Cadence Design Systems, Inc.* (Computers)	5,508	30,735
Callaway Golf Co. (Leisure Time)	1,296	9,785
Camden Property Trust (REIT)	972	26,370
Career Education Corp.* (Commercial Services)	1,458	32,134
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,134	25,799
Carmax, Inc.* (Retail)	4,536	57,879
Carpenter Technology Corp. (Iron/Steel)	810	16,743
Cathay Bancorp, Inc. (Banks)	972	10,906
Cerner Corp.* (Software)	1,296	69,725
Charles River Laboratories International, Inc.* (Biotechnology)	1,296	35,834
Cheesecake Factory, Inc.* (Retail)	1,134	19,698
Chico’s FAS, Inc.* (Retail)	3,726	28,467
Chipotle Mexican Grill, Inc. - Class A* (Retail)	648	52,546
Church & Dwight, Inc. (Household Products/Wares)	1,458	79,330
Cimarex Energy Co. (Oil & Gas)	1,620	43,578
Cincinnati Bell, Inc.* (Telecommunications)	4,698	13,107
City National Corp. (Banks)	810	29,646
Clean Harbors, Inc.* (Environmental Control)	324	16,232
Cleco Corp. (Electric)	1,134	23,916
Cliffs Natural Resources, Inc. (Iron/Steel)	2,268	52,300
Coldwater Creek, Inc.* (Retail)	972	3,353
Collective Brands, Inc.* (Retail)	1,296	18,818
Commerce Bancshares, Inc. (Banks)	1,296	42,898
Commercial Metals Co. (Metal Fabricate/Hardware)	2,268	33,748

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	1,458	$36,596
Community Health Systems, Inc.* (Healthcare - Services)	1,782	40,701
Comstock Resources, Inc.* (Oil & Gas)	972	33,495
Con-way, Inc. (Transportation)	972	24,086
Copart, Inc.* (Retail)	1,296	40,681
Corinthian Colleges, Inc.* (Commercial Services)	1,782	27,443
Corn Products International, Inc. (Food)	1,458	34,846
Corporate Office Properties Trust (REIT)	972	29,704
Corrections Corp. of America* (Commercial Services)	2,430	34,336
Cousins Properties, Inc. (REIT)	810	6,845
Covance, Inc.* (Healthcare - Services)	1,296	50,907
Crane Co. (Miscellaneous Manufacturing)	972	22,443
Cree Research, Inc.* (Semiconductors)	1,782	48,809
Cullen/Frost Bankers, Inc. (Banks)	1,134	53,400
Cytec Industries, Inc. (Chemicals)	972	19,304
Deluxe Corp. (Commercial Services)	972	14,094
DeVry, Inc. (Commercial Services)	1,296	55,158
Dick’s Sporting Goods, Inc.* (Retail)	1,782	33,858
Diebold, Inc. (Computers)	1,296	34,253
Digital River, Inc.* (Internet)	648	24,896
Dollar Tree, Inc.* (Retail)	1,782	75,450
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,620	53,444
DPL, Inc. (Electric)	2,430	54,505
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,620	38,896
DST Systems, Inc.* (Computers)	810	29,298
Duke-Weeks Realty Corp. (REIT)	4,212	41,151
Dycom Industries, Inc.* (Engineering & Construction)	810	6,820
Eaton Vance Corp. (Diversified Financial Services)	2,430	66,509
Edwards Lifesciences Corp.* (Healthcare - Products)	1,134	71,873
Encore Acquisition Co.* (Oil & Gas)	972	28,373
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,430	40,192
Energen Corp. (Gas)	1,458	52,663
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,134	64,978
Equity One, Inc. (REIT)	648	9,642
Essex Property Trust, Inc. (REIT)	486	30,856
Everest Re Group, Ltd. (Insurance)	1,296	96,733
Exterran Holdings, Inc.* (Oil & Gas Services)	1,296	26,762
F5 Networks, Inc.* (Internet)	1,620	44,177
FactSet Research Systems, Inc. (Computers)	810	43,408
Fair Isaac Corp. (Software)	972	16,349
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,592	15,967
Federal Realty Investment Trust (REIT)	1,134	62,597
Federal Signal Corp. (Miscellaneous Manufacturing)	972	7,552
Fidelity National Title Group, Inc. - Class A (Insurance)	4,536	82,238
First American Financial Corp. (Insurance)	1,944	54,588
First Niagara Financial Group, Inc. (Savings & Loans)	2,916	39,483
FirstMerit Corp. (Banks)	1,620	31,444
Flowers Foods, Inc. (Food)	1,620	37,422
FMC Corp. (Chemicals)	1,458	71,048
FMC Technologies, Inc.* (Oil & Gas Services)	2,592	88,724
Foot Locker, Inc. (Retail)	3,240	38,524
Forest Oil Corp.* (Oil & Gas)	1,944	31,104
Frontier Oil Corp. (Oil & Gas)	2,106	26,767
FTI Consulting, Inc.* (Commercial Services)	972	53,343
Fulton Financial Corp. (Banks)	3,564	23,558
Gartner Group, Inc.* (Commercial Services)	1,134	15,320
GATX Corp. (Trucking & Leasing)	972	29,267
Gen-Probe, Inc.* (Healthcare - Products)	972	46,812
Gentex Corp. (Electronics)	2,754	36,821
Global Payments, Inc. (Software)	1,620	51,937
Graco, Inc. (Machinery - Diversified)	1,134	26,751
Granite Construction, Inc. (Engineering & Construction)	648	25,564
Great Plains Energy, Inc. (Electric)	2,430	35,162
Greif, Inc. - Class A (Packaging & Containers)	648	29,335
GUESS?, Inc. (Apparel)	1,134	29,529
Hanesbrands, Inc.* (Apparel)	1,944	31,998
Hanover Insurance Group, Inc. (Insurance)	972	29,141
Hansen Natural Corp.* (Beverages)	1,458	59,428
Harsco Corp. (Miscellaneous Manufacturing)	1,620	44,631
Harte-Hanks, Inc. (Advertising)	648	5,352
Hawaiian Electric Industries, Inc. (Electric)	1,782	27,692
HCC Insurance Holdings, Inc. (Insurance)	2,268	54,251
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,184	24,209
Health Net, Inc.* (Healthcare - Services)	2,106	30,411
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,944	17,671
Helmerich & Payne, Inc. (Oil & Gas)	2,106	64,907
Henry Schein, Inc.* (Healthcare - Products)	1,782	73,133
Herman Miller, Inc. (Office Furnishings)	1,134	16,863
Hewitt Associates, Inc.* (Commercial Services)	1,620	50,803
Highwoods Properties, Inc. (REIT)	1,296	31,091
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,296	16,822
HNI Corp. (Office Furnishings)	810	12,555
Hologic, Inc.* (Healthcare - Products)	5,346	79,442
Horace Mann Educators Corp. (Insurance)	810	7,112

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Hospitality Properties Trust (REIT)	1,944	$23,795
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,134	37,649
IDACORP, Inc. (Electric)	972	23,299
IDEX Corp. (Machinery - Diversified)	1,620	40,905
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,134	44,566
Imation Corp. (Computers)	486	4,860
Immucor, Inc.* (Healthcare - Products)	1,458	23,751
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,402	49,397
Integrated Device Technology, Inc.* (Semiconductors)	3,402	18,473
International Bancshares Corp. (Banks)	972	13,132
International Rectifier Corp.* (Semiconductors)	1,458	24,611
International Speedway Corp. (Entertainment)	486	11,508
Intersil Corp. - Class A (Semiconductors)	2,430	28,188
Itron, Inc.* (Electronics)	648	29,808
ITT Educational Services, Inc.* (Commercial Services)	648	65,299
J. Crew Group, Inc.* (Retail)	972	16,728
J.B. Hunt Transport Services, Inc. (Transportation)	1,620	45,554
Jack Henry & Associates, Inc. (Computers)	1,620	29,192
Jefferies Group, Inc. (Diversified Financial Services)	2,592	50,725
JetBlue Airways Corp.* (Airlines)	3,726	18,369
John Wiley & Sons, Inc. (Media)	810	27,459
Jones Lang LaSalle, Inc. (Real Estate)	648	20,911
Joy Global, Inc. (Machinery - Construction & Mining)	2,106	53,703
Kansas City Southern Industries, Inc.* (Transportation)	1,782	27,176
KBR, Inc. (Engineering & Construction)	3,402	53,139
Kelly Services, Inc. - Class A (Commercial Services)	486	5,521
Kennametal, Inc. (Hand/Machine Tools)	1,458	29,816
Kindred Healthcare, Inc.* (Healthcare - Services)	486	6,328
Kinetic Concepts, Inc.* (Healthcare - Products)	1,134	28,078
Korn/Ferry International* (Commercial Services)	810	8,578
Lam Research Corp.* (Semiconductors)	2,592	72,265
Lamar Advertising Co.* (Advertising)	1,458	24,640
Lancaster Colony Corp. (Miscellaneous Manufacturing)	324	14,191
Landstar System, Inc. (Transportation)	972	34,613
Lender Processing Services, Inc. (Diversified Financial Services)	1,620	46,429
Lennox International, Inc. (Building Materials)	972	30,997
Liberty Property Trust (REIT)	2,106	51,260
Life Time Fitness, Inc.* (Leisure Time)	648	12,156
LifePoint Hospitals, Inc.* (Healthcare - Services)	972	25,126
Lincare Holdings, Inc.* (Healthcare - Services)	1,458	35,182
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	810	36,069
LKQ Corp.* (Distribution/Wholesale)	2,916	49,514
Louisiana-Pacific Corp. (Forest Products & Paper)	1,782	7,253
Lubrizol Corp. (Chemicals)	1,296	56,013
M.D.C. Holdings, Inc. (Home Builders)	648	22,149
Mack-Cali Realty Corp. (REIT)	1,296	34,811
Macrovision Solutions Corp.* (Entertainment)	1,620	32,756
Manpower, Inc. (Commercial Services)	1,620	69,806
ManTech International Corp. - Class A* (Software)	324	11,726
Mariner Energy, Inc.* (Oil & Gas)	1,782	20,279
Martin Marietta Materials (Building Materials)	810	68,064
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	972	29,004
Masimo Corp.* (Healthcare - Products)	972	28,091
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	648	20,295
MDU Resources Group, Inc. (Electric)	3,726	65,466
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,134	18,223
Mentor Graphics Corp.* (Computers)	1,944	13,064
Mercury General Corp. (Insurance)	648	21,889
Metavante Technologies, Inc.* (Software)	1,782	42,037
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	648	39,936
Mine Safety Appliances Co. (Environmental Control)	486	11,980
Minerals Technologies, Inc. (Chemicals)	324	12,050
Mohawk Industries, Inc.* (Textiles)	1,134	53,650
MPS Group, Inc.* (Commercial Services)	1,782	14,327
MSC Industrial Direct Co. - Class A (Retail)	810	33,089
National Fuel Gas Co. (Pipelines)	1,620	52,990
National Instruments Corp. (Computers)	1,134	24,993
Nationwide Health Properties, Inc. (REIT)	2,106	51,997
Navigant Consulting Co.* (Commercial Services)	972	14,298
NBTY, Inc.* (Pharmaceuticals)	1,134	29,382
NCR Corp.* (Computers)	3,240	32,886
Netflix, Inc.* (Internet)	810	36,701
NeuStar, Inc.* (Telecommunications)	1,458	27,717
New York Community Bancorp (Savings & Loans)	7,128	80,618

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
NewAlliance Bancshares, Inc. (Savings & Loans)	2,106	$27,188
Newfield Exploration Co.* (Oil & Gas)	2,754	85,870
Nordson Corp. (Machinery - Diversified)	648	23,509
NSTAR (Electric)	2,106	66,149
NV Energy, Inc. (Electric)	4,860	49,815
NVR, Inc.* (Home Builders)	162	81,870
Oceaneering International, Inc.* (Oil & Gas Services)	1,134	51,676
OGE Energy Corp. (Electric)	1,944	49,980
Old Republic International Corp. (Insurance)	4,860	45,538
Olin Corp. (Chemicals)	1,620	20,412
OMEGA Healthcare Investors, Inc. (REIT)	1,620	25,466
Omnicare, Inc. (Pharmaceuticals)	2,106	54,145
ONEOK, Inc. (Gas)	2,106	55,114
Oshkosh Truck Corp. (Auto Manufacturers)	1,458	13,997
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,134	38,068
Overseas Shipholding Group, Inc. (Transportation)	486	13,953
Owens & Minor, Inc. (Distribution/Wholesale)	810	28,091
Packaging Corp. of America (Packaging & Containers)	2,106	33,422
PacWest Bancorp (Banks)	486	7,081
Palm, Inc.* (Computers)	2,754	28,889
Panera Bread Co. - Class A* (Retail)	648	36,295
Parametric Technology Corp.* (Software)	2,430	27,095
Patriot Coal Corp.* (Coal)	1,296	8,165
Patterson-UTI Energy, Inc. (Oil & Gas)	3,078	39,121
Pentair, Inc. (Miscellaneous Manufacturing)	1,944	51,788
PepsiAmericas, Inc. (Beverages)	1,134	27,862
Perrigo Co. (Pharmaceuticals)	1,620	41,990
PetSmart, Inc. (Retail)	2,592	59,305
Pharmaceutical Product Development, Inc. (Commercial Services)	2,430	47,652
Phillips-Van Heusen Corp. (Apparel)	972	28,217
Plains Exploration & Production Co.* (Oil & Gas)	2,268	42,797
Plantronics, Inc. (Telecommunications)	972	12,383
PNM Resources, Inc. (Electric)	1,782	15,183
Polycom, Inc.* (Telecommunications)	1,620	30,197
Potlatch Corp. (Forest Products & Paper)	810	23,822
Priceline.com, Inc.* (Internet)	810	78,643
Pride International, Inc.* (Oil & Gas)	3,564	80,903
Protective Life Corp. (Insurance)	1,458	12,495
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,134	21,988
Quanta Services, Inc.* (Commercial Services)	4,050	92,057
Quicksilver Resources, Inc.* (Oil & Gas)	2,268	18,439
Ralcorp Holdings, Inc.* (Food)	1,134	64,819
Raymond James Financial Corp. (Diversified Financial Services)	1,944	30,501
Rayonier, Inc. (Forest Products & Paper)	1,620	62,564
Realty Income Corp. (REIT)	2,106	47,027
Regency Centers Corp. (REIT)	1,458	54,602
Regis Corp. (Retail)	810	15,503
Reinsurance Group of America, Inc. (Insurance)	1,458	46,350
Reliance Steel & Aluminum Co. (Iron/Steel)	1,296	45,658
Rent-A-Center, Inc.* (Commercial Services)	1,296	24,948
ResMed, Inc.* (Healthcare - Products)	1,458	56,060
RF Micro Devices, Inc.* (Telecommunications)	5,508	11,622
Rollins, Inc. (Commercial Services)	810	14,580
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,782	81,241
Ross Stores, Inc. (Retail)	2,592	98,341
RPM, Inc. (Chemicals)	2,592	35,821
Ruddick Corp. (Food)	810	20,785
SAIC, Inc.* (Commercial Services)	4,212	76,237
Saks, Inc.* (Retail)	2,916	15,192
Scholastic Corp. (Media)	486	9,589
Scientific Games Corp. - Class A* (Entertainment)	1,296	22,667
SEI Investments Co. (Software)	2,754	38,639
Semtech Corp.* (Semiconductors)	1,134	16,352
Sensient Technologies Corp. (Chemicals)	972	22,725
Sepracor, Inc.* (Pharmaceuticals)	2,268	32,228
Service Corp. International (Commercial Services)	5,346	24,217
Shaw Group, Inc.* (Engineering & Construction)	1,620	54,319
Silicon Laboratories, Inc.* (Semiconductors)	810	26,941
SL Green Realty Corp. (REIT)	1,134	20,026
Smithfield Foods, Inc.* (Food)	2,430	20,995
Sonoco Products Co. (Packaging & Containers)	2,106	51,407
Sotheby’s (Commercial Services)	1,296	15,047
Southern Union Co. (Gas)	2,592	41,239
SPX Corp. (Miscellaneous Manufacturing)	972	44,877
SRA International, Inc. - Class A* (Computers)	810	12,466
StanCorp Financial Group, Inc. (Insurance)	972	26,662
Steel Dynamics, Inc. (Iron/Steel)	3,402	42,355
STERIS Corp. (Healthcare - Products)	1,134	27,329
Strayer Education, Inc. (Commercial Services)	162	30,684
Superior Energy Services, Inc.* (Oil & Gas Services)	1,620	31,120
SVB Financial Group* (Banks)	648	13,452
Sybase, Inc.* (Software)	1,620	55,015
Syniverse Holdings, Inc.* (Telecommunications)	972	12,247
Synopsys, Inc.* (Computers)	2,916	63,511
Synovus Financial Corp. (Banks)	5,832	18,837
TCF Financial Corp. (Banks)	2,268	31,548

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Distribution/Wholesale)	972	$27,984
Techne Corp. (Healthcare - Products)	648	37,079
Teleflex, Inc. (Miscellaneous Manufacturing)	810	34,814
Telephone & Data Systems, Inc. (Telecommunications)	2,106	60,379
Temple-Inland, Inc. (Forest Products & Paper)	2,106	25,146
Terex Corp.* (Machinery - Construction & Mining)	1,944	26,827
Terra Industries, Inc. (Chemicals)	2,106	55,809
The Brink’s Co. (Miscellaneous Manufacturing)	810	22,964
The Colonial BancGroup, Inc. (Banks)	4,212	3,201
The Corporate Executive Board Co. (Commercial Services)	648	11,197
The Macerich Co. (REIT)	1,620	28,399
The Ryland Group, Inc. (Home Builders)	810	16,775
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	810	27,354
The Timberland Co. - Class A* (Apparel)	972	15,785
The Warnaco Group, Inc.* (Apparel)	972	28,032
Thomas & Betts Corp.* (Electronics)	972	30,249
Thor Industries, Inc. (Home Builders)	648	14,898
Thoratec Corp.* (Healthcare - Products)	1,134	32,954
Tidewater, Inc. (Oil & Gas Services)	972	42,039
Timken Co. (Metal Fabricate/Hardware)	1,782	28,655
Toll Brothers, Inc.* (Home Builders)	2,592	52,514
Tootsie Roll Industries, Inc. (Food)	486	11,834
Trimble Navigation, Ltd.* (Electronics)	2,430	52,099
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,620	23,668
Trustmark Corp. (Banks)	972	21,131
Tupperware Corp. (Household Products/Wares)	1,296	32,439
UDR, Inc. (REIT)	3,078	30,995
UGI Corp. (Gas)	2,268	52,028
Under Armour, Inc. - Class A* (Retail)	648	15,254
Unit Corp.* (Oil & Gas)	972	26,526
United Rentals, Inc.* (Commercial Services)	1,134	6,872
United Therapeutics Corp.* (Pharmaceuticals)	486	30,526
Unitrin, Inc. (Insurance)	972	16,524
Universal Corp. (Agriculture)	486	14,658
Universal Health Services, Inc. - Class B (Healthcare - Services)	972	48,989
Urban Outfitters, Inc.* (Retail)	2,268	44,203
URS Corp.* (Engineering & Construction)	1,782	78,515
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,620	27,151
Valley National Bancorp (Banks)	2,754	39,850
Valspar Corp. (Chemicals)	2,106	50,544
ValueClick, Inc.* (Internet)	1,782	18,889
Varian, Inc.* (Electronics)	486	16,048
VCA Antech, Inc.* (Pharmaceuticals)	1,782	44,586
Vectren Corp. (Gas)	1,620	35,915
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,564	109,843
Vishay Intertechnology, Inc.* (Electronics)	3,888	22,823
W.R. Berkley Corp. (Insurance)	2,916	69,722
Wabtec Corp. (Machinery - Diversified)	972	37,072
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,782	39,935
Washington Federal, Inc. (Savings & Loans)	1,782	23,130
Waste Connections, Inc.* (Environmental Control)	1,620	41,764
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	810	42,971
Webster Financial Corp. (Banks)	972	5,084
Weingarten Realty Investors (REIT)	2,106	32,727
WellCare Health Plans, Inc.* (Healthcare - Services)	810	12,158
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	8,748	43,740
Werner Enterprises, Inc. (Transportation)	810	13,244
Westamerica Bancorp (Banks)	486	26,064
Westar Energy, Inc. (Electric)	2,268	39,758
Western Digital Corp.* (Computers)	4,698	110,497
WGL Holdings, Inc. (Gas)	972	30,268
Williams Sonoma, Inc. (Retail)	1,782	24,948
Wilmington Trust Corp. (Banks)	1,458	21,156
Wind River Systems, Inc.* (Software)	1,296	9,500
Woodward Governor Co. (Electronics)	1,134	22,635
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,134	16,897
YRC Worldwide, Inc.* (Transportation)	1,134	3,436
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,134	24,098

TOTAL COMMON STOCKS (Cost $11,323,673)		13,936,528

	Principal Amount
Repurchase Agreements (20.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $564,001 (Collateralized by $574,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $575,354)	$564,000	564,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,832,005 (Collateralized by $1,788,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $1,870,203)	1,832,000	1,832,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,409,004 (Collateralized by $1,441,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,438,504)	$1,409,000	$1,409,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $115,000 (Collateralized by $119,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $118,899)	115,000	115,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,920,000)		3,920,000

TOTAL INVESTMENT SECURITIES (Cost $15,243,673) — 92.0%		17,856,528
Net other assets (liabilities) — 8.0%		1,552,900

NET ASSETS — 100.0%		$19,409,428

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,800,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,506,870)	27	$91,784
S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $11,999,150)	43	2,704,507

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 5/27/09	$11,431,610	$(10,811)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:
Advertising		0.1%
Aerospace/Defense		0.4%
Agriculture		0.1%
Airlines		0.3%
Apparel		0.7%
Auto Manufacturers		0.1%
Auto Parts & Equipment		0.4%
Banks		2.7%
Beverages		0.4%
Biotechnology		0.9%
Building Materials		0.5%
Chemicals		2.7%
Coal		0.2%
Commercial Services		4.8%
Computers		2.3%
Cosmetics/Personal Care		0.2%
Distribution/Wholesale		0.8%
Diversified Financial Services		1.5%
Electric		2.7%
Electrical Components & Equipment		1.0%
Electronics		1.8%
Engineering & Construction		1.3%
Entertainment		0.6%
Environmental Control		0.4%
Food		1.0%
Forest Products & Paper		0.5%
Gas		1.8%
Hand/Machine Tools		0.4%
Healthcare - Products		3.1%
Healthcare - Services		1.6%
Home Builders		1.0%
Household Products/Wares		0.7%
Insurance		3.3%
Internet		1.1%
Investment Companies		0.1%
Iron/Steel		0.8%
Leisure Time		0.2%
Lodging		0.1%
Machinery - Construction & Mining		0.6%
Machinery - Diversified		0.9%
Media		0.1%
Metal Fabricate/Hardware		0.4%
Miscellaneous Manufacturing		2.4%
Office Furnishings		0.2%
Oil & Gas		2.7%
Oil & Gas Services		1.4%
Packaging & Containers		0.6%
Pharmaceuticals		1.8%
Pipelines		0.3%
REIT		3.9%
Real Estate		0.1%
Retail		5.4%
Retail - Restaurants		0.2%
Savings & Loans		0.9%
Semiconductors		1.4%
Software		2.6%
Telecommunications		1.6%
Textiles		0.3%
Toys/Games/Hobbies		0.1%
Transportation		0.9%
Trucking & Leasing		0.1%
Water		0.3%
Other**		28.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (74.0%)
1st Source Corp. (Banks)	925	$18,167
3Com Corp.* (Telecommunications)	9,990	40,459
99 Cents Only Stores* (Retail)	1,110	11,921
AAON, Inc. (Building Materials)	1,480	28,830
AAR Corp.* (Aerospace/Defense)	1,110	16,728
Aaron, Inc. (Commercial Services)	740	24,834
Abaxis, Inc.* (Healthcare - Products)	1,850	27,972
ABM Industries, Inc. (Commercial Services)	1,480	25,930
Acadia Realty Trust (REIT)	2,590	37,555
ACI Worldwide, Inc.* (Software)	1,110	19,170
Acorda Therapeutics, Inc.* (Biotechnology)	2,035	40,354
Actel Corp.* (Semiconductors)	2,590	32,038
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,850	22,681
Acuity Brands, Inc. (Miscellaneous Manufacturing)	925	26,585
Acxiom Corp. (Software)	2,220	21,423
Adaptec, Inc.* (Telecommunications)	11,470	32,804
Administaff, Inc. (Commercial Services)	740	19,728
ADTRAN, Inc. (Telecommunications)	1,110	23,477
Advent Software, Inc.* (Software)	555	18,448
Advisory Board Co.* (Commercial Services)	1,665	31,036
Aeropostale, Inc.* (Retail)	1,665	56,560
AirTran Holdings, Inc.* (Airlines)	4,440	30,858
Alaska Air Group, Inc.* (Airlines)	555	9,313
Alaska Communications Systems Group, Inc. (Telecommunications)	4,810	29,004
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,590	86,558
Align Technology, Inc.* (Healthcare - Products)	2,405	29,846
Alkermes, Inc.* (Pharmaceuticals)	4,070	31,135
ALLETE, Inc. (Electric)	740	19,270
Alliance One International, Inc.* (Agriculture)	6,475	24,281
Allos Therapeutics, Inc.* (Pharmaceuticals)	3,885	23,815
Allscripts Healthcare Solutions, Inc. (Software)	3,145	39,061
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,480	27,188
AMAG Pharmaceuticals, Inc.* (Biotechnology)	555	24,892
AMCOL International Corp. (Mining)	1,480	28,682
Amedisys, Inc.* (Healthcare - Services)	740	24,820
AMERCO* (Trucking & Leasing)	370	12,007
American Campus Communities, Inc. (REIT)	1,480	32,086
American Ecology Corp. (Environmental Control)	1,295	21,393
American Medical Systems Holdings, Inc.* (Healthcare - Products)	2,590	32,038
American Oriental Bioengineering, Inc.* (Biotechnology)	3,885	16,472
American Physicians Capital, Inc. (Insurance)	740	30,828
American Public Education, Inc.* (Commercial Services)	370	13,320
American Science & Engineering, Inc. (Electronics)	370	22,296
American States Water Co. (Water)	925	31,940
American Superconductor Corp.* (Electrical Components & Equipment)	1,480	38,036
American Vanguard Corp. (Chemicals)	1,295	16,563
AMERIGROUP Corp.* (Healthcare - Services)	1,110	33,156
Amerisafe, Inc.* (Insurance)	1,480	22,733
Ameristar Casinos, Inc. (Lodging)	1,110	22,777
Ameron International Corp. (Miscellaneous Manufacturing)	370	21,893
Amkor Technology, Inc.* (Semiconductors)	6,845	29,502
AmSurg Corp.* (Healthcare - Services)	1,110	22,799
Analogic Corp. (Electronics)	740	26,936
AngioDynamics, Inc.* (Healthcare - Products)	2,220	28,127
Anixter International, Inc.* (Telecommunications)	740	29,437
Anworth Mortgage Asset Corp. (REIT)	3,145	20,222
Apogee Enterprises, Inc. (Building Materials)	1,665	22,311
Apollo Investment Corp. (Investment Companies)	6,660	31,968
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,110	24,975
Applied Micro Circuits Corp.* (Semiconductors)	8,140	44,363
Applied Signal Technology, Inc. (Telecommunications)	1,665	32,900
Arbitron, Inc. (Commercial Services)	1,295	26,962
Arch Chemicals, Inc. (Chemicals)	1,110	26,840
Arena Pharmaceuticals, Inc.* (Biotechnology)	12,210	34,310
Arena Resources, Inc.* (Oil & Gas)	1,480	42,432
Ares Capital Corp. (Investment Companies)	7,215	42,352
Argo Group International Holdings, Ltd.* (Insurance)	1,480	41,425
Argon ST, Inc.* (Aerospace/Defense)	925	18,861
Ariba, Inc.* (Internet)	3,515	33,779
Arkansas Best Corp. (Transportation)	1,110	25,619
Arris Group, Inc.* (Telecommunications)	3,330	35,531
Art Technology Group, Inc.* (Internet)	7,400	23,236
AsiaInfo Holdings, Inc.* (Internet)	1,110	18,593
Aspen Insurance Holdings, Ltd. (Insurance)	2,590	61,072
Astec Industries, Inc.* (Machinery - Construction & Mining)	555	17,105
athenahealth, Inc.* (Software)	740	23,532
Atheros Communications* (Telecommunications)	1,480	25,486
Atlas America, Inc. (Oil & Gas)	2,405	37,422
ATMI, Inc.* (Semiconductors)	1,110	17,527

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	1,665	$38,128
Avid Technology, Inc.* (Software)	2,590	28,671
Avista Corp. (Electric)	2,035	30,627
Avocent Corp.* (Internet)	1,665	24,043
Axsys Technologies, Inc.* (Electronics)	370	15,507
AZZ, Inc.* (Miscellaneous Manufacturing)	740	22,888
Badger Meter, Inc. (Electronics)	740	28,830
Balchem Corp. (Chemicals)	1,295	32,233
Baldor Electric Co. (Hand/Machine Tools)	1,480	34,336
Bally Technologies, Inc.* (Entertainment)	1,295	33,903
BancFirst Corp. (Banks)	185	7,900
Bank Mutual Corp. (Banks)	2,960	30,399
Bank of the Ozarks, Inc. (Banks)	740	18,374
Bankrate, Inc.* (Commercial Services)	555	13,875
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,850	26,196
Basic Energy Services, Inc.* (Oil & Gas Services)	2,405	24,531
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,480	23,532
Belden, Inc. (Electrical Components & Equipment)	1,665	26,840
Benchmark Electronics, Inc.* (Electronics)	2,035	24,685
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	925	9,306
Berkshire Hills Bancorp, Inc. (Savings & Loans)	1,665	37,562
Berry Petroleum Co. - Class A (Oil & Gas)	1,850	30,488
Bill Barrett Corp.* (Oil & Gas)	1,295	33,644
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	370	25,785
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	925	23,745
BioMed Realty Trust, Inc. (REIT)	3,515	40,106
Black Box Corp. (Telecommunications)	1,295	35,444
Black Hills Corp. (Electric)	1,665	33,100
Blackbaud, Inc. (Software)	1,850	28,157
Blackboard, Inc.* (Software)	1,110	37,773
Blue Coat Systems, Inc.* (Internet)	1,110	14,719
Blue Nile, Inc.* (Internet)	555	23,621
Bob Evans Farms, Inc. (Retail)	1,110	26,918
Brady Corp. - Class A (Electronics)	1,480	31,184
Briggs & Stratton Corp. (Machinery - Diversified)	1,665	24,775
Bristow Group, Inc.* (Transportation)	925	21,053
Brookline Bancorp, Inc. (Savings & Loans)	2,590	25,693
Brooks Automation, Inc.* (Semiconductors)	4,625	28,767
Bruker Corp.* (Healthcare - Products)	1,850	12,173
Brunswick Corp. (Leisure Time)	6,660	39,827
Brush Engineered Materials, Inc.* (Mining)	1,665	28,172
Buffalo Wild Wings, Inc.* (Retail)	555	21,667
Cabela’s, Inc.* (Retail)	1,480	18,959
Cabot Microelectronics Corp.* (Chemicals)	740	21,319
CACI International, Inc. - Class A* (Computers)	740	29,267
Cal Dive International, Inc.* (Oil & Gas Services)	2,220	17,582
Cal-Maine Foods, Inc. (Food)	555	14,691
Calgon Carbon Corp.* (Environmental Control)	1,665	28,272
California Pizza Kitchen, Inc.* (Retail)	2,035	31,970
California Water Service Group (Water)	555	21,662
Callaway Golf Co. (Leisure Time)	3,885	29,332
Capella Education Co.* (Commercial Services)	370	19,011
Capstead Mortgage Corp. (REIT)	2,220	25,286
CARBO Ceramics, Inc. (Oil & Gas Services)	555	17,044
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,035	25,092
Carter’s, Inc.* (Apparel)	1,480	31,642
Casey’s General Stores, Inc. (Retail)	925	24,614
Cash America International, Inc. (Retail)	925	20,683
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	740	16,687
Cathay Bancorp, Inc. (Banks)	2,220	24,908
Cavium Networks, Inc.* (Semiconductors)	1,480	18,618
Cbeyond, Inc.* (Telecommunications)	925	18,852
CBIZ, Inc.* (Commercial Services)	2,405	18,903
CEC Entertainment, Inc.* (Retail)	555	16,905
Celera Corp.* (Biotechnology)	3,515	28,436
Centene Corp.* (Healthcare - Services)	1,110	20,391
Centennial Communications Corp.* (Telecommunications)	2,405	19,889
Central Garden & Pet Co. - Class A* (Household Products/Wares)	2,405	21,813
Central Vermont Public Service Corp. (Electric)	2,775	47,619
Cepheid, Inc.* (Healthcare - Products)	3,145	30,506
Ceradyne, Inc.* (Miscellaneous Manufacturing)	925	15,947
CH Energy Group, Inc. (Electric)	370	16,443
Chattem, Inc.* (Cosmetics/Personal Care)	555	30,475
Checkpoint Systems, Inc.* (Electronics)	2,775	33,716
Cheesecake Factory, Inc.* (Retail)	1,850	32,134
Chemed Corp. (Commercial Services)	370	15,662
Chemical Financial Corp. (Banks)	1,110	23,699
Chico’s FAS, Inc.* (Retail)	4,625	35,335
Chimera Investment Corp. (REIT)	6,105	21,551
Churchill Downs, Inc. (Entertainment)	740	25,759
Cincinnati Bell, Inc.* (Telecommunications)	8,140	22,711
Cinemark Holdings, Inc. (Entertainment)	1,480	13,172
CIRCOR International, Inc. (Metal Fabricate/Hardware)	740	19,040
Cirrus Logic, Inc.* (Semiconductors)	6,105	28,388

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Citizens, Inc.* (Insurance)	2,775	$20,008
City Holding Co. (Banks)	740	21,823
CKE Restaurants, Inc. (Retail)	2,220	21,245
Clarcor, Inc. (Miscellaneous Manufacturing)	1,110	34,499
Clean Harbors, Inc.* (Environmental Control)	185	9,269
Cleco Corp. (Electric)	1,110	23,410
CNA Surety Corp.* (Insurance)	555	10,684
Coeur d’Alene Mines Corp.* (Mining)	33,670	46,465
Cogent Communications Group, Inc.* (Internet)	2,405	20,298
Cogent, Inc.* (Electronics)	1,110	12,587
Cognex Corp. (Machinery - Diversified)	2,035	28,632
Coherent, Inc.* (Electronics)	1,665	31,635
Coinstar, Inc.* (Commercial Services)	925	32,921
Collective Brands, Inc.* (Retail)	2,220	32,234
Columbia Sportswear Co. (Apparel)	370	11,366
Comfort Systems USA, Inc. (Building Materials)	2,220	23,954
Community Bank System, Inc. (Banks)	1,295	21,303
Community Trust Bancorp, Inc. (Banks)	925	27,990
Commvault Systems, Inc.* (Software)	1,850	23,033
Compass Minerals International, Inc. (Mining)	1,110	53,524
Computer Programs & Systems, Inc. (Software)	925	32,366
Comstock Resources, Inc.* (Oil & Gas)	1,295	44,626
Comtech Telecommunications Corp.* (Telecommunications)	370	12,384
Conceptus, Inc.* (Healthcare - Products)	2,405	32,564
Concho Resources, Inc.* (Oil & Gas)	1,665	45,654
Concur Technologies, Inc.* (Software)	1,295	35,056
CONMED Corp.* (Healthcare - Products)	1,665	22,178
Constant Contact, Inc.* (Internet)	1,295	20,629
Contango Oil & Gas Co.* (Oil & Gas)	555	21,029
Corinthian Colleges, Inc.* (Commercial Services)	2,590	39,886
Corporate Office Properties Trust (REIT)	925	28,268
CoStar Group, Inc.* (Commercial Services)	740	27,417
Cougar Biotechnology, Inc.* (Biotechnology)	740	25,841
Cousins Properties, Inc. (REIT)	3,145	26,575
CRA International, Inc.* (Commercial Services)	1,480	34,543
Cracker Barrel Old Country Store, Inc. (Retail)	740	24,131
CSG Systems International, Inc.* (Software)	1,295	18,778
Cubic Corp. (Electronics)	185	5,311
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,850	30,710
Curtiss-Wright Corp. (Aerospace/Defense)	740	23,658
CVB Financial Corp. (Banks)	2,960	17,790
Cyberonics, Inc.* (Healthcare - Products)	2,035	26,943
CyberSource Corp.* (Internet)	2,405	35,137
Cymer, Inc.* (Electronics)	555	15,768
Cypress Bioscience, Inc.* (Pharmaceuticals)	2,960	21,312
Danvers Bancorp, Inc. (Savings & Loans)	3,515	51,003
Darling International, Inc.* (Environmental Control)	4,255	24,339
Data Domain, Inc.* (Computers)	1,295	21,471
DCT Industrial Trust, Inc. (REIT)	9,065	40,067
DealerTrack Holdings, Inc.* (Internet)	1,665	25,275
Deckers Outdoor Corp.* (Apparel)	370	20,912
Delphi Financial Group, Inc. - Class A (Insurance)	1,480	25,560
Deltic Timber Corp. (Forest Products & Paper)	370	15,592
Deluxe Corp. (Commercial Services)	2,405	34,872
Dendreon Corp.* (Biotechnology)	1,480	31,376
DG Fastchannel, Inc.* (Media)	1,295	30,212
Diamond Foods, Inc. (Food)	740	19,381
DiamondRock Hospitality Co. (REIT)	6,105	39,621
Digital River, Inc.* (Internet)	1,110	42,646
Dillards, Inc. - Class A (Retail)	4,810	37,085
Diodes, Inc.* (Semiconductors)	1,480	22,022
Dionex Corp.* (Electronics)	370	23,310
Domino’s Pizza, Inc.* (Retail)	1,850	17,464
Dress Barn, Inc.* (Retail)	1,295	19,606
Drill-Quip, Inc.* (Oil & Gas Services)	925	31,801
DTS, Inc.* (Home Furnishings)	1,110	29,581
DynCorp International, Inc. - Class A* (Commercial Services)	555	8,464
Eagle Bulk Shipping, Inc. (Transportation)	3,515	22,918
EarthLink, Inc.* (Internet)	3,700	28,046
East West Bancorp, Inc. (Banks)	3,885	26,535
EastGroup Properties, Inc. (REIT)	740	24,871
Eclipsys Corp.* (Software)	2,220	29,304
eHealth, Inc.* (Insurance)	1,480	28,401
El Paso Electric Co.* (Electric)	1,850	25,530
Electronics for Imaging, Inc.* (Computers)	2,960	29,067
EMCOR Group, Inc.* (Engineering & Construction)	1,665	34,615
Emergency Medical Services Corp. - Class A* (Commercial Services)	740	25,782
Emergent Biosolutions, Inc.* (Biotechnology)	370	3,963
Empire District Electric Co. (Electric)	3,145	47,081
Employers Holdings, Inc. (Insurance)	2,035	16,972
EMS Technologies, Inc.* (Telecommunications)	1,665	31,718
Emulex Corp.* (Semiconductors)	3,700	38,739
Encore Wire Corp. (Electrical Components & Equipment)	740	16,162
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,035	37,403
EnergySolutions, Inc. (Environmental Control)	1,295	12,562
EnerSys* (Electrical Components & Equipment)	1,110	18,926

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,295	$20,668
Enstar Group, Ltd.* (Insurance)	185	13,198
Entertainment Properties Trust (REIT)	1,480	34,203
Enzon Pharmaceuticals, Inc.* (Biotechnology)	5,735	32,976
EPIQ Systems, Inc.* (Software)	1,295	20,034
Equity Lifestyle Properties, Inc. (REIT)	555	22,017
Equity One, Inc. (REIT)	925	13,764
eResearchTechnology, Inc.* (Internet)	3,515	17,821
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	740	30,769
Esterline Technologies Corp.* (Aerospace/Defense)	740	19,499
Euronet Worldwide, Inc.* (Commercial Services)	1,665	26,940
ev3, Inc.* (Healthcare - Products)	3,515	29,385
EXCO Resources, Inc.* (Oil & Gas)	4,440	52,303
Exelixis, Inc.* (Biotechnology)	5,550	27,361
Exponent, Inc.* (Commercial Services)	1,110	30,969
Extra Space Storage, Inc. (REIT)	4,995	35,514
EZCORP, Inc. - Class A* (Retail)	1,665	20,629
F.N.B. Corp. (Banks)	3,885	29,215
Fair Isaac Corp. (Software)	1,665	28,005
FEI Co.* (Electronics)	1,480	25,426
Financial Federal Corp. (Diversified Financial Services)	1,295	31,870
First BanCorp (Banks)	3,885	21,406
First Cash Financial Services, Inc.* (Retail)	925	15,207
First Commonwealth Financial Corp. (Banks)	2,590	22,455
First Financial Bancorp (Banks)	3,330	35,931
First Financial Bankshares, Inc. (Banks)	185	9,117
First Financial Corp. (Banks)	555	20,591
First Midwest Bancorp, Inc. (Banks)	2,405	21,308
First Niagara Financial Group, Inc. (Savings & Loans)	1,295	17,534
FirstMerit Corp. (Banks)	1,480	28,727
Flagstone Reinsurance Holdings, Ltd. (Insurance)	2,405	22,270
Flowers Foods, Inc. (Food)	1,665	38,461
Force Protection, Inc.* (Auto Manufacturers)	2,220	16,916
Forestar Group, Inc.* (Real Estate)	1,295	16,654
FormFactor, Inc.* (Semiconductors)	1,110	19,347
Forrester Research, Inc.* (Commercial Services)	925	23,504
Forward Air Corp. (Transportation)	1,295	21,588
Fossil, Inc.* (Household Products/Wares)	1,480	29,837
FPIC Insurance Group, Inc.* (Insurance)	1,110	33,899
Franklin Electric Co., Inc. (Hand/Machine Tools)	740	17,531
Franklin Street Properties Corp. (REIT)	1,850	24,698
Fred’s, Inc. (Retail)	2,220	30,325
Fresh Del Monte Produce, Inc.* (Food)	1,295	18,803
Fuller (H.B.) Co. (Chemicals)	1,480	26,137
G & K Services, Inc. (Textiles)	1,295	32,336
Gartner Group, Inc.* (Commercial Services)	1,850	24,994
Gaylord Entertainment Co.* (Lodging)	1,850	25,789
Genco Shipping & Trading, Ltd. (Transportation)	1,110	21,201
General Maritime Corp. (Oil & Gas Services)	3,145	31,230
Genesco, Inc. (Retail)	925	21,072
Genesee & Wyoming, Inc. - Class A* (Transportation)	925	27,750
Genomic Health, Inc.* (Healthcare - Products)	740	16,650
Genoptix, Inc.* (Healthcare - Services)	370	10,760
Gentiva Health Services, Inc.* (Healthcare - Services)	925	14,735
GeoEye, Inc.* (Telecommunications)	1,480	36,837
Geron Corp.* (Biotechnology)	4,070	20,920
Getty Realty Corp. (REIT)	1,110	21,778
Glacier Bancorp, Inc. (Banks)	1,295	19,839
Glatfelter (Forest Products & Paper)	3,700	32,856
Goodrich Petroleum Corp.* (Oil & Gas)	740	16,968
GrafTech International, Ltd.* (Electrical Components & Equipment)	3,515	30,897
Gran Tierra Energy, Inc.* (Oil & Gas)	11,100	27,528
Granite Construction, Inc. (Engineering & Construction)	740	29,193
Greatbatch, Inc.* (Electrical Components & Equipment)	1,110	23,354
Green Mountain Coffee Roasters, Inc.* (Beverages)	370	26,755
Greenhill & Co., Inc. (Diversified Financial Services)	370	28,686
Greenlight Capital Re, Ltd. - Class A* (Insurance)	2,220	34,366
Griffon Corp.* (Miscellaneous Manufacturing)	2,220	19,247
GSI Commerce, Inc.* (Internet)	1,110	15,773
GulfMark Offshore, Inc.* (Transportation)	740	19,891
Haemonetics Corp.* (Healthcare - Products)	555	28,655
Halozyme Therapeutics, Inc.* (Biotechnology)	3,700	23,384
Hancock Holding Co. (Banks)	555	21,018
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,220	30,880
Harleysville Group, Inc. (Insurance)	370	10,700
Harmonic, Inc.* (Telecommunications)	3,700	27,121
Hatteras Financial Corp. (REIT)	185	4,453
Healthcare Realty Trust, Inc. (REIT)	1,850	31,061
Healthcare Services Group, Inc. (Commercial Services)	925	16,539
HEALTHSOUTH Corp.* (Healthcare - Services)	3,700	34,669
HealthSpring, Inc.* (Healthcare - Services)	1,295	11,953

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Healthways, Inc.* (Healthcare - Services)	2,035	$21,225
Heartland Express, Inc. (Transportation)	555	8,297
HEICO Corp. (Aerospace/Defense)	1,110	31,868
Heidrick & Struggles International, Inc. (Commercial Services)	1,480	25,012
Helen of Troy, Ltd.* (Household Products/Wares)	1,850	29,507
Herman Miller, Inc. (Office Furnishings)	1,665	24,759
Hexcel Corp.* (Aerospace/Defense Equipment)	2,220	21,290
Hibbett Sports, Inc.* (Retail)	1,110	23,144
Highwoods Properties, Inc. (REIT)	1,665	39,943
Hilltop Holdings, Inc.* (Real Estate)	2,035	23,057
Hittite Microwave Corp.* (Semiconductors)	185	6,875
HMS Holdings Corp.* (Commercial Services)	925	27,731
HNI Corp. (Office Furnishings)	1,665	25,808
Home Properties, Inc. (REIT)	925	33,707
Horace Mann Educators Corp. (Insurance)	3,330	29,237
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,110	25,785
Hot Topic, Inc.* (Retail)	1,850	22,644
Hub Group, Inc. - Class A* (Transportation)	1,110	25,530
Huron Consulting Group, Inc.* (Commercial Services)	740	35,483
IBERIABANK Corp. (Banks)	370	16,902
Iconix Brand Group, Inc.* (Apparel)	2,220	31,657
ICU Medical, Inc.* (Healthcare - Products)	555	20,868
IDACORP, Inc. (Electric)	740	17,738
II-VI, Inc.* (Electronics)	740	17,738
Immucor, Inc.* (Healthcare - Products)	2,035	33,150
ImmunoGen, Inc.* (Biotechnology)	4,625	32,144
Infinera Corp.* (Telecommunications)	2,590	21,860
Infinity Property & Casualty Corp. (Insurance)	555	19,558
Informatica Corp.* (Software)	2,590	41,181
Inland Real Estate Corp. (REIT)	2,960	25,989
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	1,295	19,852
Integra LifeSciences Holdings* (Biotechnology)	740	19,107
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	1,850	27,288
InterDigital, Inc.* (Telecommunications)	1,110	29,215
Interline Brands, Inc.* (Building Materials)	2,590	33,566
Intermec, Inc.* (Machinery - Diversified)	2,220	26,818
InterMune, Inc.* (Biotechnology)	2,035	27,554
International Bancshares Corp. (Banks)	2,590	34,991
Invacare Corp. (Healthcare - Products)	1,850	28,471
inVentiv Health, Inc.* (Advertising)	2,035	22,568
Investors Bancorp, Inc.* (Savings & Loans)	2,035	18,641
Investors Real Estate Trust (REIT)	3,145	29,091
Iowa Telecommunications Services, Inc. (Telecommunications)	2,960	39,013
IPC Holdings, Ltd. (Insurance)	1,665	43,357
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,960	46,413
ITC Holdings Corp. (Electric)	1,295	56,371
J & J Snack Foods Corp. (Food)	555	21,512
J. Crew Group, Inc.* (Retail)	1,295	22,287
j2 Global Communications, Inc.* (Internet)	1,110	26,629
Jack Henry & Associates, Inc. (Computers)	1,480	26,670
Jack in the Box, Inc.* (Retail)	925	22,746
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,850	23,403
James River Coal Co.* (Coal)	1,295	18,441
JDA Software Group, Inc.* (Software)	2,220	31,324
JetBlue Airways Corp.* (Airlines)	3,515	17,329
Jo-Ann Stores, Inc.* (Retail)	1,480	27,114
Jos. A. Bank Clothiers, Inc.* (Retail)	370	14,963
Kaiser Aluminum Corp. (Mining)	555	16,395
Kaman Corp. (Aerospace/Defense)	1,110	18,770
Kaydon Corp. (Metal Fabricate/Hardware)	925	29,563
KBW, Inc.* (Diversified Financial Services)	1,110	26,851
Kendle International, Inc.* (Commercial Services)	925	8,233
Kindred Healthcare, Inc.* (Healthcare - Services)	1,110	14,452
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	3,515	54,447
Knight Transportation, Inc. (Transportation)	1,110	19,625
Knoll, Inc. (Office Furnishings)	2,590	18,337
Korn/Ferry International* (Commercial Services)	2,220	23,510
L-1 Identity Solutions, Inc.* (Electronics)	2,960	21,667
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	925	30,294
LaBranche & Co., Inc.* (Diversified Financial Services)	8,325	34,798
Laclede Group, Inc. (Gas)	555	19,247
Lancaster Colony Corp. (Miscellaneous Manufacturing)	370	16,206
Lance, Inc. (Food)	1,110	25,708
Landauer, Inc. (Commercial Services)	370	19,603
Lawson Software, Inc.* (Software)	4,625	24,929
Layne Christensen Co.* (Engineering & Construction)	1,110	24,043
Lexington Corporate Properties Trust (REIT)	207	797
LHC Group, Inc.* (Healthcare - Services)	555	12,665
Life Time Fitness, Inc.* (Leisure Time)	1,480	27,765
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	8,140	24,339

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Lindsay Manufacturing Co. (Machinery - Diversified)	555	$21,595
LTC Properties, Inc. (REIT)	1,480	26,655
Lufkin Industries, Inc. (Oil & Gas Services)	740	25,826
Luminex Corp.* (Healthcare - Products)	1,480	24,287
Macrovision Solutions Corp.* (Entertainment)	1,665	33,666
Magellan Health Services, Inc.* (Healthcare - Services)	740	21,874
Manhattan Associates, Inc.* (Computers)	2,220	36,896
ManTech International Corp. - Class A* (Software)	185	6,695
Martek Biosciences Corp. (Biotechnology)	1,110	20,224
Marten Transport, Ltd.* (Transportation)	1,110	23,021
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,295	38,643
Masimo Corp.* (Healthcare - Products)	1,295	37,425
MasTec, Inc.* (Telecommunications)	1,480	18,515
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	925	28,971
Max Capital Group, Ltd. (Insurance)	2,035	33,679
MAXIMUS, Inc. (Commercial Services)	370	14,922
MB Financial, Inc. (Banks)	1,850	25,216
McGrath Rentcorp (Commercial Services)	1,295	27,376
McMoRan Exploration Co.* (Oil & Gas)	5,550	30,469
Meadowbrook Insurance Group, Inc. (Insurance)	4,810	28,619
Medarex, Inc.* (Pharmaceuticals)	5,550	32,856
MedAssets, Inc.* (Software)	740	12,758
Medical Properties Trust, Inc. (REIT)	7,400	39,516
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,850	29,729
Medivation, Inc.* (Pharmaceuticals)	1,110	21,456
Mentor Graphics Corp.* (Computers)	4,440	29,837
MercadoLibre, Inc.* (Commercial Services)	740	20,224
Meridian Bioscience, Inc. (Healthcare - Products)	1,480	25,722
Merit Medical Systems, Inc.* (Healthcare - Products)	1,665	25,824
Meritage Homes Corp.* (Home Builders)	2,035	42,348
MFA Financial, Inc. (REIT)	6,660	39,227
MGE Energy, Inc. (Electric)	555	17,027
Micrel, Inc. (Semiconductors)	1,295	9,713
Micros Systems, Inc.* (Computers)	2,035	42,694
Microsemi Corp.* (Semiconductors)	2,405	32,275
MicroStrategy, Inc. - Class A* (Software)	740	28,793
Mid-America Apartment Communities, Inc. (REIT)	925	34,216
Mine Safety Appliances Co. (Environmental Control)	1,110	27,362
Minerals Technologies, Inc. (Chemicals)	740	27,521
MKS Instruments, Inc.* (Semiconductors)	1,850	28,952
Mobile Mini, Inc.* (Storage/Warehousing)	2,035	27,879
Molina Healthcare, Inc.* (Healthcare - Services)	555	12,016
Monolithic Power Systems, Inc.* (Semiconductors)	1,110	20,535
Monro Muffler Brake, Inc. (Commercial Services)	555	13,858
Montpelier Re Holdings, Ltd. (Insurance)	3,145	39,187
Moog, Inc. - Class A* (Aerospace/Defense)	925	24,772
MPS Group, Inc.* (Commercial Services)	3,330	26,773
MTS Systems Corp. (Computers)	1,480	31,272
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,110	24,387
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	7,400	31,006
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	925	28,749
Myriad Genetics, Inc.* (Biotechnology)	2,590	100,466
Nash Finch Co. (Food)	925	27,093
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,110	26,707
National CineMedia, Inc. (Entertainment)	2,220	32,257
National Health Investors, Inc. (REIT)	555	14,885
National Healthcare Corp. (Healthcare - Services)	185	7,345
National Penn Bancshares, Inc. (Banks)	2,775	22,450
National Presto Industries, Inc. (Housewares)	185	13,183
National Retail Properties, Inc. (REIT)	1,850	32,819
Navigant Consulting Co.* (Commercial Services)	1,850	27,214
NBT Bancorp, Inc. (Banks)	740	17,523
Nektar Therapeutics* (Biotechnology)	5,920	33,152
Neogen Corp.* (Pharmaceuticals)	1,295	29,358
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,665	27,472
Netezza Corp.* (Computers)	2,960	23,946
Netflix, Inc.* (Internet)	925	41,912
NETGEAR, Inc.* (Telecommunications)	2,035	32,580
Netlogic Microsystems, Inc.* (Semiconductors)	555	18,087
NetScout Systems, Inc.* (Computers)	1,665	14,968
Neutral Tandem, Inc.* (Telecommunications)	740	21,164
New Jersey Resources Corp. (Gas)	370	12,180
NewAlliance Bancshares, Inc. (Savings & Loans)	2,035	26,272
NewMarket Corp. (Chemicals)	370	23,310
Newpark Resources, Inc.* (Oil & Gas Services)	9,805	27,454
Nicor, Inc. (Gas)	555	17,838

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Nordic American Tanker Shipping, Ltd. (Transportation)	1,295	$42,049
Nordson Corp. (Machinery - Diversified)	740	26,847
Northwest Bancorp, Inc. (Savings & Loans)	370	6,505
Northwest Natural Gas Co. (Gas)	370	15,133
NorthWestern Corp. (Electric)	1,295	27,091
NTELOS Holdings Corp. (Telecommunications)	1,110	17,738
Nu Skin Enterprises, Inc. (Retail)	1,665	21,345
Nutri/System, Inc. (Commercial Services)	1,480	20,335
NuVasive, Inc.* (Healthcare - Products)	1,110	42,069
Ocwen Financial Corp.* (Diversified Financial Services)	1,295	14,400
Odyssey Healthcare, Inc.* (Healthcare - Services)	2,775	28,749
Old Dominion Freight Line, Inc.* (Transportation)	740	20,831
Old National Bancorp (Banks)	1,480	20,172
Olin Corp. (Chemicals)	1,480	18,648
OM Group, Inc.* (Chemicals)	1,110	30,925
OMEGA Healthcare Investors, Inc. (REIT)	2,220	34,898
Omnicell, Inc.* (Software)	2,960	26,048
Omniture, Inc.* (Commercial Services)	2,220	27,350
OmniVision Technologies, Inc.* (Semiconductors)	2,405	22,872
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,850	47,915
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	1,665	23,260
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,220	36,541
Orbital Sciences Corp.* (Aerospace/Defense)	1,110	17,161
Orion Marine Group, Inc.* (Engineering & Construction)	1,295	19,399
Ormat Technologies, Inc. (Electric)	555	19,536
Orthofix International N.V.* (Healthcare - Products)	1,850	31,542
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,035	68,315
OSI Systems, Inc.* (Electronics)	1,480	27,750
Osiris Therapeutics, Inc.* (Pharmaceuticals)	1,110	14,064
Otter Tail Corp. (Electric)	1,295	28,723
Owens & Minor, Inc. (Distribution/Wholesale)	925	32,079
P.F. Chang’s China Bistro, Inc.* (Retail)	740	22,333
Pacific Capital Bancorp (Banks)	3,330	23,110
PacWest Bancorp (Banks)	2,405	35,041
Palm, Inc.* (Computers)	3,330	34,932
Papa John’s International, Inc.* (Retail)	555	14,730
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,850	19,851
Parametric Technology Corp.* (Software)	2,590	28,878
PAREXEL International Corp.* (Commercial Services)	2,035	20,167
Park Electrochemical Corp. (Electronics)	1,665	34,299
Park National Corp. (Banks)	370	24,772
PDL BioPharma, Inc. (Biotechnology)	3,885	27,778
Peet’s Coffee & Tea, Inc.* (Beverages)	1,480	40,374
Pegasystems, Inc. (Software)	370	6,464
Penn Virginia Corp. (Oil & Gas)	1,850	26,030
Perini Corp.* (Engineering & Construction)	1,295	22,404
Perot Systems Corp. - Class A* (Computers)	1,665	23,410
PetMed Express, Inc.* (Pharmaceuticals)	1,295	21,057
PharMerica Corp.* (Pharmaceuticals)	1,295	23,634
Phase Forward, Inc.* (Software)	1,850	26,381
PHH Corp.* (Commercial Services)	2,035	34,147
PICO Holdings, Inc.* (Water)	925	27,750
Piedmont Natural Gas Co., Inc. (Gas)	1,110	27,106
Pinnacle Entertainment, Inc.* (Entertainment)	2,220	27,706
Pinnacle Financial Partners, Inc.* (Banks)	1,110	19,802
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	925	32,070
Plantronics, Inc. (Telecommunications)	2,035	25,926
Platinum Underwriters Holdings, Ltd. (Insurance)	1,480	42,580
Plexus Corp.* (Electronics)	1,295	28,684
PMC-Sierra, Inc.* (Semiconductors)	5,735	45,421
PNM Resources, Inc. (Electric)	4,995	42,557
Polaris Industries, Inc. (Leisure Time)	925	30,941
Polycom, Inc.* (Telecommunications)	2,405	44,829
Pool Corp. (Distribution/Wholesale)	2,035	36,345
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	740	25,878
Portland General Electric Co. (Electric)	1,850	33,799
Post Properties, Inc. (REIT)	2,775	35,409
Potlatch Corp. (Forest Products & Paper)	740	21,763
Powell Industries, Inc.* (Electrical Components & Equipment)	370	13,316
Power Integrations, Inc. (Semiconductors)	740	15,762
Pre-Paid Legal Services, Inc.* (Commercial Services)	740	27,254
Premiere Global Services, Inc.* (Telecommunications)	2,405	25,349
PriceSmart, Inc. (Retail)	740	13,209
PrivateBancorp, Inc. (Banks)	1,110	22,478
ProAssurance Corp.* (Insurance)	370	16,258
Progress Software Corp.* (Software)	1,110	23,521
Prosperity Bancshares, Inc. (Banks)	555	15,412
Provident Financial Services, Inc. (Savings & Loans)	2,405	25,661
Provident New York Bancorp (Savings & Loans)	3,885	32,906
PS Business Parks, Inc. (REIT)	370	16,188

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
PSS World Medical, Inc.* (Healthcare - Products)	1,665	$24,176
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,035	39,459
Quality Systems, Inc. (Software)	185	9,920
Quanex Building Products Corp. (Building Materials)	2,590	26,548
Quest Software, Inc.* (Software)	1,295	18,816
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	2,960	13,320
Quidel Corp.* (Healthcare - Products)	2,405	27,994
Ralcorp Holdings, Inc.* (Food)	1,850	105,746
Raven Industries, Inc. (Miscellaneous Manufacturing)	1,295	30,950
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	1,295	23,958
Realty Income Corp. (REIT)	1,850	41,310
Redwood Trust, Inc. (REIT)	2,775	45,149
Regal-Beloit Corp. (Hand/Machine Tools)	555	22,550
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,220	29,437
Regis Corp. (Retail)	1,480	28,327
RehabCare Group, Inc.* (Healthcare - Services)	1,850	30,895
Rent-A-Center, Inc.* (Commercial Services)	1,665	32,051
Res-Care, Inc.* (Healthcare - Services)	1,850	29,637
Resources Connection, Inc.* (Commercial Services)	1,480	28,934
RF Micro Devices, Inc.* (Telecommunications)	12,950	27,325
Riskmetrics Group, Inc.* (Commercial Services)	925	16,086
Riverbed Technology, Inc.* (Computers)	1,665	30,503
RLI Corp. (Insurance)	185	8,886
Robbins & Myers, Inc. (Machinery - Diversified)	925	17,529
Rock-Tenn Co. - Class A (Forest Products & Paper)	740	27,942
Rofin-Sinar Technologies, Inc.* (Electronics)	1,110	23,654
Rogers Corp.* (Electronics)	1,110	28,249
Royal Gold, Inc. (Mining)	1,110	40,138
RSC Holdings, Inc.* (Commercial Services)	2,035	14,550
RTI International Metals, Inc.* (Mining)	1,665	21,662
Ruddick Corp. (Food)	740	18,988
Rush Enterprises, Inc.* (Retail)	3,145	41,388
S&T Bancorp, Inc. (Banks)	555	9,918
S.Y. Bancorp, Inc. (Banks)	1,295	32,660
S1 Corp.* (Internet)	3,885	24,087
Safety Insurance Group, Inc. (Insurance)	740	24,457
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,405	26,455
Sally Beauty Holdings, Inc.* (Retail)	2,775	20,535
Sanderson Farms, Inc. (Food)	740	29,526
Sapient Corp.* (Internet)	3,145	16,134
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,440	23,443
ScanSource, Inc.* (Distribution/Wholesale)	1,110	27,428
Scholastic Corp. (Media)	2,035	40,151
School Specialty, Inc.* (Retail)	1,665	31,252
Schulman (A.), Inc. (Chemicals)	2,405	37,734
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,295	29,746
Seattle Genetics, Inc.* (Biotechnology)	3,145	29,028
Selective Insurance Group, Inc. (Insurance)	2,405	35,498
Semtech Corp.* (Semiconductors)	925	13,339
Senior Housing Properties Trust (REIT)	2,775	45,482
Sensient Technologies Corp. (Chemicals)	1,480	34,602
Sequenom, Inc.* (Biotechnology)	2,220	8,036
Shenandoah Telecommunications Co. (Telecommunications)	740	14,526
Sigma Designs, Inc.* (Semiconductors)	1,665	21,512
Signature Bank* (Banks)	740	20,121
Silgan Holdings, Inc. (Packaging & Containers)	185	8,601
Simmons First National Corp. - Class A (Banks)	1,110	28,782
Simpson Manufacturing Co., Inc. (Building Materials)	740	16,472
SJW Corp. (Water)	1,295	32,634
SkyWest, Inc. (Airlines)	1,665	20,047
Skyworks Solutions, Inc.* (Semiconductors)	4,625	40,885
Smart Balance, Inc.* (Food)	4,995	35,115
Smith Corp. (Miscellaneous Manufacturing)	185	5,752
Solera Holdings, Inc.* (Software)	1,480	33,774
Sonic Corp.* (Retail)	2,220	24,242
SONICWALL, Inc.* (Internet)	4,625	25,114
SonoSite, Inc.* (Healthcare - Products)	1,850	33,374
Sonus Networks, Inc.* (Telecommunications)	14,245	24,644
Sotheby’s (Commercial Services)	2,590	30,070
South Jersey Industries, Inc. (Gas)	370	12,843
Southwest Gas Corp. (Gas)	1,850	37,388
Sovran Self Storage, Inc. (REIT)	1,295	29,189
Spartan Stores, Inc. (Food)	1,295	21,070
SPSS, Inc.* (Software)	740	22,866
SRA International, Inc. - Class A* (Computers)	1,295	19,930
Stage Stores, Inc. (Retail)	2,405	29,461
Standard Microsystems Corp.* (Semiconductors)	1,665	26,407
Stanley, Inc.* (Engineering & Construction)	185	4,769
Starent Networks Corp.* (Software)	925	18,250
State Auto Financial Corp. (Insurance)	740	12,010
Steiner Leisure, Ltd. * (Commercial Services)	925	29,267
STERIS Corp. (Healthcare - Products)	1,110	26,751
Sterling Bancshares, Inc. (Banks)	4,810	31,986
Steven Madden, Ltd.* (Apparel)	925	27,214

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Stewart Information Services Corp. (Insurance)	1,110	$25,097
Stifel Financial Corp.* (Diversified Financial Services)	740	36,430
Suffolk Bancorp (Banks)	1,295	33,152
Sunstone Hotel Investors, Inc. (REIT)	1	5
Superior Industries International, Inc. (Auto Parts & Equipment)	2,405	36,267
SurModics, Inc.* (Healthcare - Products)	1,480	32,116
Susquehanna Bancshares, Inc. (Banks)	4,070	32,804
SVB Financial Group* (Banks)	1,110	23,044
SWS Group, Inc. (Diversified Financial Services)	1,850	23,662
Sybase, Inc.* (Software)	1,480	50,261
Sycamore Networks, Inc.* (Telecommunications)	9,435	27,833
Sykes Enterprises, Inc.* (Computers)	925	18,186
Synaptics, Inc.* (Computers)	925	30,044
Syniverse Holdings, Inc.* (Telecommunications)	1,665	20,979
SYNNEX Corp.* (Software)	925	19,915
Syntel, Inc. (Computers)	185	5,128
Take-Two Interactive Software, Inc. (Software)	2,775	25,197
Taleo Corp. - Class A* (Software)	1,665	19,997
Tanger Factory Outlet Centers, Inc. (REIT)	740	24,657
Taser International, Inc.* (Electronics)	4,070	19,536
Tejon Ranch Co.* (Agriculture)	925	21,460
Tekelec* (Telecommunications)	1,850	28,675
TeleCommunication Systems, Inc. - Class A* (Internet)	2,220	21,778
Teledyne Technologies, Inc.* (Aerospace/Defense)	740	23,628
TeleTech Holdings, Inc.* (Commercial Services)	1,480	19,640
Tempur-Pedic International, Inc. (Home Furnishings)	1,665	21,412
Tessera Technologies, Inc.* (Semiconductors)	1,480	20,779
Tetra Tech, Inc.* (Environmental Control)	1,295	31,805
Texas Industries, Inc. (Building Materials)	740	23,665
Texas Roadhouse, Inc. - Class A* (Retail)	1,480	16,842
The Andersons, Inc. (Agriculture)	1,850	29,729
The Buckle, Inc. (Retail)	370	13,827
The Cato Corp. - Class A (Retail)	1,295	24,890
The Children’s Place Retail Stores, Inc.* (Retail)	925	26,307
The Finish Line, Inc. - Class A (Retail)	1	9
The Geo Group, Inc.* (Commercial Services)	1,665	27,689
The Gorman-Rupp Co. (Machinery - Diversified)	1,110	23,643
The Gymboree Corp.* (Apparel)	555	19,092
The Hain Celestial Group, Inc.* (Food)	1,850	30,876
The Medicines Co.* (Pharmaceuticals)	2,220	22,156
The Men’s Wearhouse, Inc. (Retail)	1,480	27,587
The Middleby Corp.* (Machinery - Diversified)	555	24,292
The Navigators Group, Inc.* (Insurance)	185	8,395
The Pantry, Inc.* (Retail)	925	21,849
The Ryland Group, Inc. (Home Builders)	1,665	34,482
The Timberland Co. - Class A* (Apparel)	1,295	21,031
The Ultimate Software Group, Inc.* (Software)	1,295	24,255
The Warnaco Group, Inc.* (Apparel)	925	26,677
The Wet Seal, Inc. - Class A* (Retail)	6,845	26,079
Theravance, Inc.* (Pharmaceuticals)	2,035	29,162
thinkorswim Group, Inc.* (Diversified Financial Services)	2,035	19,333
Thoratec Corp.* (Healthcare - Products)	1,295	37,633
Tibco Software, Inc.* (Internet)	4,625	29,230
TiVo, Inc.* (Home Furnishings)	3,885	29,137
Tompkins Financial Corp. (Banks)	370	15,596
Tootsie Roll Industries, Inc. (Food)	370	9,010
Tower Group, Inc. (Insurance)	1,110	30,181
TowneBank (Banks)	1,665	28,688
Tractor Supply Co.* (Retail)	555	22,411
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	555	19,503
Tredegar Corp. (Miscellaneous Manufacturing)	925	16,262
TreeHouse Foods, Inc.* (Food)	1,110	29,515
TriQuint Semiconductor, Inc.* (Semiconductors)	5,735	21,965
Triumph Group, Inc. (Aerospace/Defense)	370	15,292
TrueBlue, Inc.* (Commercial Services)	2,405	23,353
TrustCo Bank Corp. NY (Banks)	3,700	22,200
Trustmark Corp. (Banks)	925	20,110
Tupperware Corp. (Household Products/Wares)	1,480	37,044
tw telecom, Inc.* (Telecommunications)	4,625	42,504
Tyler Technologies, Inc.* (Computers)	1,110	18,315
UAL Corp.* (Airlines)	3,330	16,384
UIL Holdings Corp. (Electric)	1,480	34,173
Ultratech Stepper, Inc.* (Semiconductors)	2,220	30,014
UMB Financial Corp. (Banks)	555	25,402
Umpqua Holdings Corp. (Banks)	3,145	30,161
Under Armour, Inc. - Class A* (Retail)	1,110	26,129
United Bankshares, Inc. (Banks)	1,295	33,592
United Fire & Casualty Co. (Insurance)	1,295	24,178
United Stationers, Inc.* (Distribution/Wholesale)	555	18,165
United Therapeutics Corp.* (Pharmaceuticals)	740	46,479
Universal American Financial Corp.* (Insurance)	1,850	19,111

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Universal Corp. (Agriculture)	740	$22,318
Universal Electronics, Inc.* (Home Furnishings)	1,110	20,801
Universal Forest Products, Inc. (Building Materials)	555	18,626
Universal Health Realty Income Trust (REIT)	925	29,618
Univest Corp. of Pennsylvania (Banks)	1,665	34,749
Urstadt Biddle Properties - Class A (REIT)	2,220	34,099
US Airways Group, Inc.* (Airlines)	3,700	14,023
USA Mobility, Inc. (Telecommunications)	3,330	37,030
USEC, Inc.* (Mining)	3,330	20,613
VAALCO Energy, Inc.* (Oil & Gas)	4,440	21,179
Vail Resorts, Inc.* (Entertainment)	925	27,010
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,035	34,107
Validus Holdings, Ltd. (Insurance)	1,665	37,296
ValueClick, Inc.* (Internet)	2,775	29,415
Varian, Inc.* (Electronics)	925	30,543
Vector Group, Ltd. (Agriculture)	925	12,469
VeriFone Holdings, Inc.* (Software)	3,145	23,619
Viad Corp. (Commercial Services)	1,110	21,179
ViaSat, Inc.* (Telecommunications)	925	21,266
ViroPharma, Inc.* (Pharmaceuticals)	3,885	21,873
VistaPrint, Ltd.* (Commercial Services)	1,480	50,838
Vnus Medical Technologies* (Healthcare - Products)	1,295	28,684
Vocus, Inc.* (Internet)	1,295	22,015
Volcano Corp.* (Healthcare - Products)	1,850	24,402
W.R. Grace & Co.* (Chemicals)	2,220	19,603
Wabtec Corp. (Machinery - Diversified)	1,110	42,335
Washington REIT (REIT)	1,480	31,568
Waste Connections, Inc.* (Environmental Control)	1,110	28,616
Watsco, Inc. (Distribution/Wholesale)	370	15,892
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	925	49,071
Watts Water Technologies, Inc. - Class A (Electronics)	925	20,591
WD-40 Co. (Household Products/Wares)	1,295	35,043
Websense, Inc.* (Internet)	1,295	23,090
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	10,360	51,800
Werner Enterprises, Inc. (Transportation)	740	12,099
WesBanco, Inc. (Banks)	1,295	25,758
West Pharmaceutical Services, Inc. (Healthcare - Products)	925	30,201
Westar Energy, Inc. (Electric)	1,850	32,430
Western Refining, Inc.* (Oil & Gas)	1,110	13,975
Westfield Financial, Inc. (Banks)	5,365	50,109
Westlake Chemical Corp. (Chemicals)	555	10,379
WGL Holdings, Inc. (Gas)	555	17,283
Willbros Group, Inc.* (Oil & Gas Services)	2,220	25,441
Wind River Systems, Inc.* (Software)	2,960	21,697
Winn-Dixie Stores, Inc.* (Food)	1,850	21,201
Wintrust Financial Corp. (Banks)	1,850	31,450
WMS Industries, Inc.* (Leisure Time)	1,295	41,582
Wolverine World Wide, Inc. (Apparel)	1,295	26,975
Woodward Governor Co. (Electronics)	370	7,385
World Fuel Services Corp. (Retail)	740	28,216
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,850	27,565
Wright Express Corp.* (Commercial Services)	1,295	29,630
Wright Medical Group, Inc.* (Healthcare - Products)	1,665	22,894
XenoPort, Inc.* (Pharmaceuticals)	1,480	20,232
Zenith National Insurance Corp. (Insurance)	1,295	29,513
Zoll Medical Corp.* (Healthcare - Products)	1,850	29,748
Zoran Corp.* (Semiconductors)	3,515	31,424

TOTAL COMMON STOCKS (Cost $19,237,840)		20,571,719

	Principal Amount
Repurchase Agreements (27.8%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,109,002
(Collateralized by $1,130,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,131,386)	$1,109,000	1,109,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,608,009
(Collateralized by $3,520,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $3,681,832)	3,608,000	3,608,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $2,775,007
(Collateralized by $2,837,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $2,832,086)	2,775,000	2,775,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $226,001
(Collateralized by $232,000 of various Federal Home Loan Mortgage Corp. Securities, 0.21%‡-5.00%, 9/21/09- 9/1/10, market value $232,302)	226,000	226,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,718,000)		7,718,000

TOTAL INVESTMENT SECURITIES (Cost $26,955,840)—101.8%		28,289,719
Net other assets (liabilities) — (1.8)%		(498,232)

NET ASSETS — 100.0%		$27,791,487

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $4,300,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $7,275,000)	150	$1,593,000

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/09	$27,705,498	$(220,672)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising		0.1%
Aerospace/Defense		1.0%
Aerospace/Defense Equipment		0.2%
Agriculture		0.4%
Airlines		0.5%
Apparel		0.8%
Auto Manufacturers		0.1%
Auto Parts & Equipment		0.1%
Banks		4.9%
Beverages		0.2%
Biotechnology		2.7%
Building Materials		0.8%
Chemicals		1.2%
Coal		0.1%
Commercial Services		4.8%
Computers		1.7%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.7%
Diversified Financial Services		1.4%
Electric		1.9%
Electrical Components & Equipment		0.7%
Electronics		2.1%
Engineering & Construction		0.6%
Entertainment		0.6%
Environmental Control		0.6%
Food		1.7%
Forest Products & Paper		0.5%
Gas		0.6%
Hand/Machine Tools		0.3%
Healthcare - Products		3.3%
Healthcare - Services		1.4%
Home Builders		0.2%
Home Furnishings		0.4%
Household Products/Wares		0.5%
Housewares		NM
Insurance		2.8%
Internet		2.4%
Investment Companies		0.2%
Leisure Time		0.5%
Lodging		0.2%
Machinery - Construction & Mining		0.1%
Machinery - Diversified		1.0%
Media		0.2%
Metal Fabricate/Hardware		0.7%
Mining		0.9%
Miscellaneous Manufacturing		1.4%
Office Furnishings		0.3%
Oil & Gas		1.6%
Oil & Gas Services		1.0%
Packaging & Containers		NM
Pharmaceuticals		2.7%
REIT		3.8%
Real Estate		0.2%
Retail		4.5%
Retail - Restaurants		0.2%
Savings & Loans		0.9%
Semiconductors		2.4%
Software		3.4%
Storage/Warehousing		0.1%
Telecommunications		3.4%
Textiless		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.2%
Trucking & Leasing		NM
Water		0.4%
Other**		26.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (55.1%)
3M Co. (Miscellaneous Manufacturing)	7,906	$455,386
Alcoa, Inc. (Mining)	7,906	71,707
American Express Co. (Diversified Financial Services)	7,906	199,389
AT&T, Inc. (Telecommunications)	7,906	202,552
Bank of America Corp. (Banks)	7,906	70,601
Boeing Co. (Aerospace/Defense)	7,906	316,635
Caterpillar, Inc. (Machinery - Construction & Mining)	7,906	281,296
ChevronTexaco Corp. (Oil & Gas)	7,906	522,587
Citigroup, Inc. (Diversified Financial Services)	7,906	24,113
Coca-Cola Co. (Beverages)	7,906	340,353
E.I. du Pont de Nemours & Co. (Chemicals)	7,906	220,577
Exxon Mobil Corp. (Oil & Gas)	7,906	527,093
General Electric Co. (Miscellaneous Manufacturing)	7,906	100,011
General Motors Corp. (Auto Manufacturers)	6,566	12,607
Hewlett-Packard Co. (Computers)	7,906	284,458
Home Depot, Inc. (Retail)	7,906	208,086
Intel Corp. (Semiconductors)	7,906	124,757
International Business Machines Corp. (Computers)	7,906	815,978
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,906	260,898
Johnson & Johnson (Healthcare - Products)	7,906	413,958
Kraft Foods, Inc. (Food)	7,906	185,000
McDonald’s Corp. (Retail)	7,906	421,311
Merck & Co., Inc. (Pharmaceuticals)	7,906	191,641
Microsoft Corp. (Software)	7,906	160,176
Pfizer, Inc. (Pharmaceuticals)	7,906	105,624
Procter & Gamble Co. (Cosmetics/Personal Care)	7,906	390,873
United Technologies Corp. (Aerospace/Defense)	7,906	386,129
Verizon Communications, Inc. (Telecommunications)	7,906	239,868
Wal-Mart Stores, Inc. (Retail)	7,906	398,462
Walt Disney Co. (Media)	7,906	173,141

TOTAL COMMON STOCKS (Cost $6,699,340)		8,105,267

	Principal Amount
Repurchase Agreements (35.8%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $755,001 (Collateralized by $769,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $770,175)	$755,000	755,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,456,006 (Collateralized by $2,396,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,506,156)	2,456,000	2,456,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,889,005 (Collateralized by $1,931,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,927,656)	1,889,000	1,889,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $154,000 (Collateralized by $158,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $157,866)	154,000	154,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,254,000)		5,254,000

TOTAL INVESTMENT SECURITIES (Cost $11,953,340) — 90.9%		13,359,267
Net other assets (liabilities) — 9.1%		1,340,680

NET ASSETS — 100.0%		$14,699,947

+        All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,400,000.

‡        Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 6/19/09 (Underlying notional amount at value $14,811,700)	365	$2,285,448

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 5/27/09	$6,497,342	$(19,505)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:
Aerospace/Defense		4.7%
Auto Manufacturers		0.1%
Banks		0.5%
Beverages		2.3%
Chemicals		1.5%
Computers		7.4%
Cosmetics/Personal Care		2.7%
Diversified Financial Services		3.4%
Food		1.3%
Healthcare - Products		2.8%
Machinery - Construction & Mining		1.9%
Media		1.2%
Mining		0.5%
Miscellaneous Manufacturing		3.8%
Oil & Gas		7.1%
Pharmaceuticals		2.0%
Retail		7.0%
Semiconductors		0.8%
Software		1.1%
Telecommunications		3.0%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2009
(unaudited)

Other**	44.9%
** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (75.3%)
Activision Blizzard, Inc.* (Software)	63,425	$683,087
Adobe Systems, Inc.* (Software)	27,735	758,552
Akamai Technologies, Inc.* (Internet)	8,815	194,106
Altera Corp. (Semiconductors)	22,360	364,692
Amazon.com, Inc.* (Internet)	15,265	1,229,138
Amgen, Inc.* (Biotechnology)	26,015	1,260,947
Apollo Group, Inc. - Class A* (Commercial Services)	8,600	541,370
Apple Computer, Inc.* (Computers)	67,510	8,494,783
Applied Materials, Inc. (Semiconductors)	37,195	454,151
Autodesk, Inc.* (Software)	12,685	252,939
Automatic Data Processing, Inc. (Software)	19,350	681,120
Baidu, Inc.ADR* (Internet)	1,290	300,441
Bed Bath & Beyond, Inc.* (Retail)	18,920	575,546
Biogen Idec, Inc.* (Biotechnology)	17,415	841,841
Broadcom Corp. - Class A* (Semiconductors)	21,070	488,613
C.H. Robinson Worldwide, Inc. (Transportation)	9,030	480,035
CA, Inc. (Software)	27,090	467,302
Celgene Corp.* (Biotechnology)	24,725	1,056,252
Cephalon, Inc.* (Pharmaceuticals)	3,440	225,698
Check Point Software Technologies, Ltd.* (Internet)	11,180	259,041
Cintas Corp. (Textiles)	9,890	253,777
Cisco Systems, Inc.* (Telecommunications)	113,305	2,189,053
Citrix Systems, Inc.* (Software)	11,610	331,233
Cognizant Technology Solutions Corp.* (Computers)	15,265	378,419
Comcast Corp. - Special Class A (Media)	78,260	1,209,900
Costco Wholesale Corp. (Retail)	12,255	595,593
Dell, Inc.* (Computers)	38,700	449,694
DENTSPLY International, Inc. (Healthcare - Products)	7,740	221,519
DIRECTV Group, Inc.* (Media)	40,205	994,270
DISH Network Corp. - Class A* (Media)	11,610	153,833
eBay, Inc.* (Internet)	51,815	853,393
Electronic Arts, Inc.* (Software)	17,630	358,771
Expedia, Inc.* (Internet)	15,265	207,757
Expeditors International of Washington, Inc. (Transportation)	11,180	388,058
Express Scripts, Inc.* (Pharmaceuticals)	11,825	756,445
Fastenal Co. (Distribution/Wholesale)	7,525	288,659
First Solar, Inc.* (Energy - Alternate Sources)	3,870	724,812
Fiserv, Inc.* (Software)	10,535	393,166
Flextronics International, Ltd.* (Electronics)	47,730	185,192
FLIR Systems, Inc.* (Electronics)	7,955	176,442
Foster Wheeler AG* (Engineering & Construction)	7,095	152,755
Garmin, Ltd. (Electronics)	9,890	249,129
Genzyme Corp.* (Biotechnology)	18,490	986,072
Gilead Sciences, Inc.* (Pharmaceuticals)	48,590	2,225,422
Google, Inc. - Class A* (Internet)	7,740	3,064,808
Hansen Natural Corp.* (Beverages)	4,730	192,795
Henry Schein, Inc.* (Healthcare - Products)	4,730	194,119
Hologic, Inc.* (Healthcare - Products)	14,620	217,253
IAC/InterActiveCorp* (Internet)	7,740	123,995
Illumina, Inc.* (Biotechnology)	6,450	240,908
Infosys Technologies, Ltd.ADR (Software)	6,020	185,476
Intel Corp. (Semiconductors)	105,780	1,669,208
Intuit, Inc.* (Software)	21,930	507,241
Intuitive Surgical, Inc.* (Healthcare - Products)	1,935	278,118
J.B. Hunt Transport Services, Inc. (Transportation)	6,665	187,420
Joy Global, Inc. (Machinery - Construction & Mining)	5,375	137,063
Juniper Networks, Inc.* (Telecommunications)	18,490	400,308
KLA -Tencor Corp. (Semiconductors)	11,180	310,133
Lam Research Corp.* (Semiconductors)	6,880	191,814
Liberty Global, Inc. - Class A* (Media)	7,740	127,633
Liberty Media Holding Corp. - Interactive Series A* (Internet)	29,455	156,112
Life Technologies Corp.* (Biotechnology)	9,460	352,858
Linear Technology Corp. (Semiconductors)	15,910	346,520
Logitech International S.A.ADR* (Computers)	9,460	126,007
Marvell Technology Group, Ltd.* (Semiconductors)	31,605	347,023
Maxim Integrated Products, Inc. (Semiconductors)	16,125	218,494
Microchip Technology, Inc. (Semiconductors)	8,170	187,910
Microsoft Corp. (Software)	166,195	3,367,111
Millicom International Cellular S.A. (Telecommunications)	5,590	270,891
NetApp, Inc.* (Computers)	18,705	342,302
News Corp. - Class A (Media)	76,970	635,772
NII Holdings, Inc. - Class B* (Telecommunications)	8,600	138,976
NVIDIA Corp.* (Semiconductors)	28,595	328,271
O’Reilly Automotive, Inc.* (Retail)	7,310	283,994
Oracle Corp. (Software)	114,380	2,212,109
PACCAR, Inc. (Auto Manufacturers)	21,930	777,199
Patterson Cos., Inc.* (Healthcare - Products)	6,235	127,568
Paychex, Inc. (Commercial Services)	18,490	499,415
Pharmaceutical Product Development, Inc. (Commercial Services)	6,020	118,052
Qualcomm, Inc. (Telecommunications)	107,930	4,567,598
Research In Motion, Ltd.* (Computers)	30,745	2,136,777
Ross Stores, Inc. (Retail)	7,095	269,184
Ryanair Holdings PLC ADR* (Airlines)	6,235	170,527
Seagate Technology (Computers)	26,445	215,791
Sears Holdings Corp.* (Retail)	6,880	429,794
Sigma-Aldrich Corp. (Chemicals)	6,235	273,342
Staples, Inc. (Retail)	26,015	536,429

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Starbucks Corp.* (Retail)	55,470	$802,096
Steel Dynamics, Inc. (Iron/Steel)	10,105	125,807
Stericycle, Inc.* (Environmental Control)	4,730	222,688
Sun Microsystems, Inc.* (Computers)	17,415	159,521
Symantec Corp.* (Internet)	46,655	804,799
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	38,915	1,707,979
Urban Outfitters, Inc.* (Retail)	8,815	171,804
VeriSign, Inc.* (Internet)	9,675	199,112
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,030	278,305
Warner Chilcott, Ltd.* (Pharmaceuticals)	13,545	132,606
Wynn Resorts, Ltd.* (Lodging)	6,450	253,034
Xilinx, Inc. (Semiconductors)	19,565	399,909
Yahoo!, Inc.* (Internet)	36,335	519,227

TOTAL COMMON STOCKS (Cost $40,965,126)		67,574,223

	Principal Amount
Repurchase Agreements (27.3%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,532,007 (Collateralized by $3,598,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $3,602,795)	$3,532,000	3,532,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $11,481,029 (Collateralized by $11,582,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡ -4.13%, 3/5/10-10/18/10, market value $11,713,449)	11,481,000	11,481,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $8,831,022 (Collateralized by $9,032,000 of various Federal National Mortgage Association Securities, 0.29%‡-0.39%‡, 12/1/09-2/1/10, market value $9,008,943)	8,831,000	8,831,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $706,002 (Collateralized by $784,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $783,708)	706,000	706,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,550,000)		24,550,000

TOTAL INVESTMENT SECURITIES (Cost $65,515,126) — 102.6%		92,124,223
Net other assets (liabilities) — (2.6)%		(2,344,385)

NET ASSETS — 100.0%		$89,779,838

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $18,100,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/09	$112,164,400	$980,367

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:
Airlines		0.2%
Auto Manufacturers		0.9%
Beverages		0.2%
Biotechnology		5.6%
Chemicals		0.3%
Commercial Services		1.3%
Computers		13.7%
Distribution/Wholesale		0.3%
Electronics		0.7%
Energy - Alternate Sources		0.8%
Engineering & Construction		0.2%
Environmental Control		0.3%
Healthcare - Products		1.0%
Internet		8.8%
Iron/Steel		0.1%
Lodging		0.3%
Machinery - Construction & Mining		0.2%
Media		3.5%
Pharmaceuticals		5.7%
Retail		4.1%
Semiconductors		5.8%
Software		11.5%
Telecommunications		8.4%
Textiles		0.3%
Transportation		1.1%
Other**		24.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (90.3%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,924,004 (Collateralized by $1,960,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,962,531)	$1,924,000	$1,924,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,255,016 (Collateralized by $6,286,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $6,381,222)	6,255,000	6,255,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,812,012 (Collateralized by $4,826,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $4,908,923)	4,812,000	4,812,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $384,001 (Collateralized by $393,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $392,848)	384,000	384,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,375,000)		13,375,000

TOTAL INVESTMENT SECURITIES (Cost $13,375,000) — 90.3%		13,375,000
Net other assets (liabilities) — 9.7%		1,440,635

NET ASSETS — 100.0%		$14,815,635

+        All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $3,800,000.

‡       Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,921,590)	33	$198,674

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 5/27/09	$27,732,536	$79,190

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks † (50.0%)
America Movil S.A.B. de C.V. (Telecommunications)	46,956	$1,542,505
AngloGold Ashanti, Ltd. (Mining)	17,458	537,706
AU Optronics Corp. (Electronics)	46,354	502,941
Banco Bradesco S.A. (Banks)	92,708	1,138,454
Cemex S.A.B. de C.V.* (Building Materials)	48,762	364,740
China Life Insurance Co., Ltd. (Insurance)	28,294	1,498,167
China Mobile, Ltd. (Telecommunications)	50,568	2,182,515
China Petroleum and Chemical Corp. (Oil & Gas)	10,234	794,158
China Telecom Corp., Ltd. (Telecommunications)	8,428	416,090
China Unicom, Ltd. (Telecommunications)	77,056	891,538
Chunghwa Telecom Company Ltd. (Telecommunications)	29,573	558,930
CNOOC, Ltd. (Oil & Gas)	9,030	1,005,491
Companhia de Bebidas das Americas (AmBev) (Beverages)	9,632	543,052
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	16,856	253,683
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	22,274	412,514
Companhia Vale do Rio Doce (CVRD) (Mining)	79,464	1,311,951
Compania de Minas Buenaventura S.A. (Mining)	9,030	191,075
Ecopetrol S.A. (Oil & Gas)	12,642	227,682
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,622	253,954
Enersis S.A. (Electric)	15,652	234,623
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	13,244	374,938
Gerdau S.A. (Iron/Steel)	39,732	282,097
Gold Fields, Ltd. (Mining)	39,732	413,213
Grupo Televisa S.A. (Media)	29,498	456,629
Harmony Gold Mining Co., Ltd.* (Mining)	20,468	190,762
HDFC Bank, Ltd. (Banks)	6,020	445,600
ICICI Bank, Ltd. (Banks)	25,284	521,609
Infosys Technologies, Ltd. (Software)	34,916	1,075,762
Itau Unibanco Holding S.A. (Banks)	114,982	1,578,703
KB Financial Group, Inc.* (Banks)	21,672	690,903
Korea Electric Power Corp.* (Electric)	30,100	321,468
LG. Philips LCD Co., Ltd. (Electronics)	21,070	258,950
Mobile TeleSystems (Telecommunications)	11,438	379,055
PetroChina Co., Ltd. (Oil & Gas)	12,642	1,098,716
Petroleo Brasileiro S.A. (Oil & Gas)	68,026	2,283,633
Philippine Long Distance Telephone Co. (Telecommunications)	4,816	220,910
POSCO (Iron/Steel)	17,458	1,343,742
PT Telekomunikasi Indonesia (Telecommunications)	15,050	432,537
Rostelecom (Telecommunications)	3,612	197,757
Sasol, Ltd. (Oil & Gas Services)	26,488	797,554
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	12,642	623,883
Siliconware Precision Industries Co. (Semiconductors)	37,926	283,307
SK Telecom Co., Ltd. (Telecommunications)	19,264	301,867
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	267,890	2,831,597
Tele Norte Leste Participacoes S.A. (Telecommunications)	15,652	243,389
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	16,856	269,696
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	49,364	2,166,586
Turkcell Iletisim Hizmetleri AS (Telecommunications)	17,458	221,717

TOTAL COMMON STOCKS (Cost $47,331,738)		35,168,349

Preferred Stocks † (6.0%)
Companhia Vale do Rio Doce (CVRD) (Mining)	123,410	1,694,419
Petroleo Brasileiro S.A. (Oil & Gas)	93,912	2,533,746

TOTAL PREFERRED STOCKS (Cost $7,060,312)		4,228,165

	Principal Amount
Repurchase Agreements (42.3%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,277,008
(Collateralized by $4,357,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $4,362,559)	$4,277,000	4,277,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $13,903,035
(Collateralized by $14,233,000 Federal Home Loan Mortgage Corp., 0.42%‡, 3/5/10, market value $14,181,986)	13,903,000	13,903,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $10,695,027
(Collateralized by $10,855,000 of various Federal National Mortgage Association Securities, 0.39%‡-4.72%, 2/1/10-1/22/18, market value $10,910,453)	10,695,000	10,695,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $851,002
(Collateralized by $869,000 Federal Home Loan Bank, 0.13%‡, 6/25/09, market value $868,824)	$851,000	$851,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,726,000)		29,726,000

TOTAL INVESTMENT SECURITIES (Cost $84,118,050) — 98.3%		69,122,514
Net other assets (liabilities) — 1.7%		1,188,824

NET ASSETS — 100.0%		$70,311,338

†	As of April 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $14,200,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 5/27/09	$101,526,498	$80,479

UltraEmerging Markets ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:
Banks		6.1%
Beverages		1.3%
Building Materials		0.5%
Diversified Financial Services		0.9%
Electric		1.6%
Electronics		1.1%
Insurance		2.1%
Iron/Steel		2.9%
Media		0.7%
Mining		6.3%
Oil & Gas		11.3%
Oil & Gas Services		1.1%
Pharmaceuticals		3.1%
Semiconductors		4.4%
Software		1.5%
Telecommunications		11.1%
Other**		44.0%
UltraEmerging Markets ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2009:
Brazil		17.5%
Chile		0.7%
China		5.4%
Colombia		0.3%
Hong Kong		5.8%
India		2.9%
Indonesia		0.6%
Israel		3.1%
Mexico		4.3%
Peru		0.3%
Philippines		0.3%
Russia		0.8%
South Africa		2.8%
South Korea		5.0%
Taiwan		5.9%
Turkey		0.3%
Other**		44.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks † (57.7%)
America Movil S.A.B. de C.V. (Telecommunications)	11,543	$379,188
Banco Bradesco S.A. (Banks)	46,172	566,992
Banco Santander Chile S.A. (Banks)	3,689	130,628
Bancolombia S.A. (Banks)	6,545	152,826
Brasil Telecom Participacoes S.A. (Telecommunications)	2,856	111,270
Cemex S.A.B. de C.V.* (Building Materials)	21,301	159,332
Centrais Eletricas Brasileiras S.A. (Electric)	18,088	236,591
Centrais Eletricas Brasileiras S.A. (Electric)	12,257	156,522
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	5,593	180,598
Companhia de Bebidas das Americas (AmBev) (Beverages)	8,211	462,936
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	4,998	141,044
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	18,445	277,597
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	22,372	414,329
Companhia Vale do Rio Doce (CVRD) (Mining)	56,644	935,192
Compania de Minas Buenaventura S.A. (Mining)	12,019	254,322
CPFL Energia S.A. (Electric)	3,332	151,639
Ecopetrol S.A. (Oil & Gas)	14,518	261,469
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	7,735	125,462
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	7,497	287,510
Enersis S.A. (Electric)	17,731	265,788
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	12,495	353,733
Gerdau S.A. (Iron/Steel)	39,151	277,972
Grupo Televisa S.A. (Media)	25,704	397,898
Itau Unibanco Holding S.A. (Banks)	66,640	914,967
Lan Airlines S.A. (Airlines)	12,614	114,409
Net Servicos de Comunicacao S.A. (Media)	18,564	151,111
Perdigao S.A.* (Food)	6,783	199,352
Petroleo Brasileiro S.A. (Oil & Gas)	36,890	1,238,397
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	6,783	213,732
Tele Norte Leste Participacoes S.A. (Telecommunications)	18,207	283,119
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	14,280	228,480
Ultrapar Participacoes S.A. (Gas)	7,021	195,605
Vivo Participacoes S.A. (Telecommunications)	12,648	201,862

TOTAL COMMON STOCKS (Cost $8,585,627)		10,421,872

Preferred Stocks † (14.3%)
Companhia Vale do Rio Doce (CVRD) (Mining)	87,703	1,204,162
Petroleo Brasileiro S.A. (Oil & Gas)	50,813	1,370,935

TOTAL PREFERRED STOCKS (Cost $2,172,163)		2,575,097

	Principal Amount
Repurchase Agreements (28.9%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $750,001
(Collateralized by $764,200 U.S. Treasury Notes, 0.88%, 2/28/11, market value $765,070)	$750,000	750,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,442,006
(Collateralized by $2,383,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,492,558)	2,442,000	2,442,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,878,005
(Collateralized by $1,920,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,916,675)	1,878,000	1,878,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $152,000
(Collateralized by $157,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $156,867)	152,000	152,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,222,000)		5,222,000

TOTAL INVESTMENT SECURITIES (Cost $15,979,790) — 100.9%		18,218,969
Net other assets (liabilities) — (0.9)%		(154,585)

NET ASSETS — 100.0%		$18,064,384

†	As of April 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $3,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 5/27/09	$23,323,235	$(189,346)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2009
(unaudited)

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Aerospace/Defense	0.7%
Airlines	0.6%
Banks	9.7%
Beverages	4.6%
Building Materials	0.9%
Chemicals	1.2%
Electric	7.6%
Food	2.1%
Gas	1.1%
Iron/Steel	3.8%
Media	3.0%
Mining	13.3%
Oil & Gas	15.9%
Telecommunications	6.7%
Water	0.8%
Other**	28.0%

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2009:

Brazil	54.3%
Chile	5.6%
Colombia	2.3%
Mexico	8.4%
Peru	1.4%
Other**	28.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks † (35.6%)
Aluminum Corp. of China, Ltd. (Mining)	19,646	$377,792
Baidu, Inc.* (Internet)	1,504	350,282
China Digital TV Holding Co., Ltd. (Electronics)	18,988	158,740
China Life Insurance Co., Ltd. (Insurance)	11,468	607,231
China Medical Technologies, Inc. (Healthcare - Products)	9,400	183,676
China Mobile, Ltd. (Telecommunications)	14,194	612,613
China Petroleum and Chemical Corp. (Oil & Gas)	7,520	583,552
China Southern Airlines Co., Ltd.* (Airlines)	16,356	191,038
China Telecom Corp., Ltd. (Telecommunications)	8,930	440,874
China Unicom, Ltd. (Telecommunications)	43,428	502,462
CNOOC, Ltd. (Oil & Gas)	4,888	544,279
Ctrip.com International, Ltd. (Internet)	9,682	299,367
E-House China Holdings, Ltd.* (Real Estate)	19,458	241,085
Focus Media Holding, Ltd.* (Advertising)	27,260	171,738
Giant Interactive Group, Inc. (Internet)	25,756	213,260
Guangshen Railway Co., Ltd. (Transportation)	9,870	220,594
Huaneng Power International, Inc. (Electric)	9,494	258,522
Hutchison Telecommunications International, Ltd. (Telecommunications)	35,156	156,796
Longtop Financial Technologies, Ltd.* (Software)	7,238	171,251
Mindray Medical International, Ltd. (Healthcare - Products)	11,562	263,845
Netease.com, Inc.* (Internet)	10,340	312,061
New Oriental Education & Technology Group, Inc.* (Commercial Services)	4,794	253,986
PetroChina Co., Ltd. (Oil & Gas)	6,392	555,529
Shanda Interactive Entertainment, Ltd.* (Internet)	6,392	305,729
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	6,956	236,434
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	25,662	383,134
VisionChina Media, Inc.* (Advertising)	23,500	126,195
Yanzhou Coal Mining Co., Ltd. (Coal)	34,592	331,045

TOTAL COMMON STOCKS (Cost $7,140,099)		9,053,110

	Principal Amount
Repurchase Agreements (69.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,540,005
(Collateralized by $2,587,900 U.S. Treasury Notes, 0.88%, 2/28/11, market value $2,590,845)	$2,540,000	2,540,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $8,258,021
(Collateralized by $8,305,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $8,424,456)	8,258,000	8,258,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $6,352,016
(Collateralized by $6,386,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $6,480,357)	6,352,000	6,352,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $507,001
(Collateralized by $518,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $517,770)	507,000	507,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,657,000)		17,657,000

TOTAL INVESTMENT SECURITIES (Cost $24,797,099) — 105.0%		26,710,110
Net other assets (liabilities) — (5.0)%		(1,275,303)

NET ASSETS — 100.0%		$25,434,807

†	As of April 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $6,600,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 5/27/09	$41,863,107	$110,264

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2009
(unaudited)

UltraChina ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising	1.2%
Airlines	0.8%
Chemicals	0.9%
Coal	1.3%
Commercial Services	1.0%
Electric	1.0%
Electronics	0.6%
Energy - Alternate Sources	1.5%
Healthcare - Products	1.7%
Insurance	2.4%
Internet	5.8%
Mining	1.5%
Oil & Gas	6.6%
Real Estate	1.0%
Software	0.7%
Telecommunications	6.7%
Transportation	0.9%
Others **	64.4%

UltraChina ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2009:

China	29.1%
Hong Kong	6.5%
Others **	64.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (72.6%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,609,003
(Collateralized by $1,639,400 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,641,265)	$1,609,000	$1,609,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $5,232,013
(Collateralized by $5,348,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10- 10/18/10, market value $5,337,901)	5,232,000	5,232,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $4,024,010
(Collateralized by $4,010,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $4,105,890)	4,024,000	4,024,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $323,001
(Collateralized by $417,000 of various Federal Home Loan Bank Securities, 0.13%‡-0.15%‡, 6/25/09-7/13/09, market value $416,905)	323,000	323,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,188,000)		11,188,000

TOTAL INVESTMENT SECURITIES (Cost $11,188,000) — 72.6%		11,188,000
Net other assets (liabilities) — 27.4%		4,230,411

NET ASSETS — 100.0%		$15,418,411

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 6/11/09 (Underlying notional amount at value $28,649,250)	642	$5,906,121

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 5/27/09	$2,162,459	$24,734

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (110.5%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $11,978,023
(Collateralized by $12,203,800 U.S. Treasury Notes, 0.88%, 2/28/11, market value $12,217,687)	$11,978,000	$11,978,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $38,931,097
(Collateralized by $39,854,000 Federal Home Loan Mortgage Corp., 0.42%‡, 3/5/10, market value $39,711,156)	38,931,000	38,931,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $29,947,075
(Collateralized by $28,585,000 of various U.S. Government Agency Obligations, 4.72%-5.13%, 4/18/11- 1/22/18, market value $30,547,179)	29,947,000	29,947,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $2,380,005
(Collateralized by $2,429,000 of various Federal Home Loan Bank Securities, 0.13%‡-0.15%‡, 6/25/09- 6/29/09, market value $2,428,426)	2,380,000	2,380,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,236,000)		83,236,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option, exercise @ 1300, expiring 5/15/09	100	323

TOTAL OPTIONS PURCHASED (Cost $1,475)		323

TOTAL INVESTMENT SECURITIES (Cost $83,237,475) — 110.5%		83,236,323
Net other assets (liabilities) — (10.5)%		(7,892,979)

NET ASSETS — 100.0%		$75,343,344

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $11,600,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $3,564,950)	82	$(62,410)
S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $11,086,125)	51	(1,544,892)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/09	$(60,910,496)	$(1,358,755)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (139.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,959,004
(Collateralized by $1,996,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,998,371)	$1,959,000	$1,959,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,369,016
(Collateralized by $6,473,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $6,497,277)	6,369,000	6,369,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $4,898,012
(Collateralized by $4,897,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $4,998,328)	4,898,000	4,898,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $393,001
(Collateralized by $556,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $555,854)	393,000	393,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,619,000)		13,619,000

	Contracts
Options Purchased (NM)
Russell 2000 Mini Futures Call Option, exercise @ 700, expiring 5/15/09	390	1,104

TOTAL OPTIONS PURCHASED (Cost $4,778)		1,104

TOTAL INVESTMENT SECURITIES (Cost $13,623,778) — 139.1%		13,620,104
Net other assets (liabilities) — (39.1)%		(3,826,272)

NET ASSETS — 100.0%		$9,793,832

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,100,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $4,510,500)	93	$(116,640)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/09	$(5,332,843)	$(430,935)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (176.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,255,002
(Collateralized by $1,278,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,280,155)	$1,255,000	$1,255,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,083,010
(Collateralized by $3,983,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $4,166,118)	4,083,000	4,083,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $3,140,008
(Collateralized by $3,140,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $3,203,482)	3,140,000	3,140,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $253,001
(Collateralized by $259,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $258,781)	253,000	253,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,731,000)		8,731,000

TOTAL INVESTMENT SECURITIES (Cost $8,731,000) — 176.0%		8,731,000
Net other assets (liabilities) — (76.0)%		(3,769,286)

NET ASSETS — 100.0%		$4,961,714

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/19/09 (Underlying notional amount at value $27,845)	1	$(1,292)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/09	$(4,876,239)	$(150,236)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $18,921,037
(Collateralized by $19,277,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $19,299,536)	$18,921,000	$18,921,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $61,497,154
(Collateralized by $62,953,000 Federal Home Loan Mortgage Corp., 0.42%‡, 3/5/10, market value $62,727,364)	61,497,000	61,497,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $47,305,118
(Collateralized by $44,959,000 of various Federal Home Loan Mortgage Corp. Securities, 3.88%-5.13%, 4/18/11-9/27/13, market value $48,251,368)	47,305,000	47,305,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $3,758,008
(Collateralized by $3,835,000 of various Federal Home Loan Bank Securities, 0.13%‡-0.15%‡, 6/25/09- 6/29/09, market value $3,834,122)	3,758,000	3,758,000

TOTAL REPURCHASE AGREEMENTS (Cost $131,481,000)		131,481,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option, exercise @ 1300, expiring 5/15/09	300	968

TOTAL OPTIONS PURCHASED (Cost $4,425)		968

TOTAL INVESTMENT SECURITIES (Cost $131,485,425) — 100.1%		131,481,968
Net other assets (liabilities) — (0.1)%		(91,578)

NET ASSETS — 100.0%		$131,390,390

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $42,000,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,956,375)	45	$(67,421)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 5/27/09	$(260,716,725)	$(5,314,121)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (95.8%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,162,002
(Collateralized by $1,184,000 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,185,347)	$1,162,000	$1,162,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,779,009
(Collateralized by $3,686,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $3,855,464)	3,779,000	3,779,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $2,907,007
(Collateralized by $2,971,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $2,965,854)	2,907,000	2,907,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $234,001
(Collateralized by $240,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $239,797)	234,000	234,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,082,000)		8,082,000

TOTAL INVESTMENT SECURITIES (Cost $8,082,000) — 95.8%		8,082,000
Net other assets (liabilities) — 4.2%		350,924

NET ASSETS — 100.0%		$8,432,924

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,900,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $6,529,770)	117	$(226,992)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 5/27/09	$(10,375,163)	$(367,669)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (131.6%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $9,486,018
(Collateralized by $9,664,800 U.S. Treasury Notes, 0.88%, 2/28/11, market value $9,675,798)	$9,486,000	$9,486,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $30,831,077
(Collateralized by $31,530,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10- 10/18/10, market value $31,448,609)	30,831,000	30,831,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $23,716,059
(Collateralized by $22,891,000 of various U.S. Government Agency Obligations, 0.29%‡-4.72%, 12/1/09- 1/22/18, market value $24,192,122)	23,716,000	23,716,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,887,004
(Collateralized by $1,927,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09- 9/21/09, market value $1,926,524)	1,887,000	1,887,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,920,000)		65,920,000

	Contracts
Options Purchased (NM)
Russell 2000 Mini Futures Call Option, exercise @ 700, expiring 5/15/09	200	566

TOTAL OPTIONS PURCHASED (Cost $2,450)		566

TOTAL INVESTMENT SECURITIES (Cost $65,922,450) — 131.6%		65,920,566
Net other assets (liabilities) — (31.6)%		(15,844,911)

NET ASSETS — 100.0%		$50,075,655

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $15,300,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $29,633,500)	611	$247,157

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 5/27/09	$(70,365,313)	$(2,174,515)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,164,004
(Collateralized by $2,204,800 U.S. Treasury Notes, 0.88%, 2/28/11, market value $2,207,309)	$2,164,000	$2,164,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $7,034,018
(Collateralized by $7,099,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10- 10/18/10, market value $7,175,251)	7,034,000	7,034,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $5,411,014
(Collateralized by $5,429,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $5,520,063)	5,411,000	5,411,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $432,001
(Collateralized by $442,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $441,825)	432,000	432,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,041,000)		15,041,000

TOTAL INVESTMENT SECURITIES (Cost $15,041,000) — 92.4%		15,041,000
Net other assets (liabilities) — 7.6%		1,237,980

NET ASSETS — 100.0%		$16,278,980

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $4,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 6/19/09 (Underlying notional amount at value $4,342,060)	107	$(187,310)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 5/27/09	$(28,249,512)	$(515,845)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (113.3%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $7,297,014
(Collateralized by $7,434,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $7,443,160)	$7,297,000	$7,297,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $23,717,059
(Collateralized by $24,212,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $24,193,066)	23,717,000	23,717,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $18,243,046
(Collateralized by $18,611,000 of various U.S. Government Agency Obligations, 0.29%‡-3.88%, 12/1/09-6/29/11, market value $18,609,038)	18,243,000	18,243,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,452,003
(Collateralized by $1,482,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $1,481,643)	1,452,000	1,452,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,709,000)		50,709,000

TOTAL INVESTMENT SECURITIES (Cost $50,709,000) — 113.3%		50,709,000
Net other assets (liabilities) — (13.3)%		(5,933,814)

NET ASSETS — 100.0%		$44,775,186

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $18,100,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/19/09 (Underlying notional amount at value $55,690)	2	$(2,585)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 5/27/09	$(89,439,564)	$(2,214,551)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	April 30, 2009
(unaudited)

	Principal
	Amount	Value
Repurchase Agreements (104.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,017,004
(Collateralized by $2,055,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $2,057,439)	$2,017,000	$2,017,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,557,016
(Collateralized by $6,613,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10 - 10/18/10, market value $6,688,763)	6,557,000	6,557,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $5,044,013
(Collateralized by $5,063,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $5,145,939)	5,044,000	5,044,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $402,001
(Collateralized by $411,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $410,834)	402,000	402,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,020,000)		14,020,000

TOTAL INVESTMENT SECURITIES (Cost $14,020,000) — 104.2%		14,020,000
Net other assets (liabilities) — (4.2)%		(567,223)

NET ASSETS — 100.0%		$13,452,777

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $4,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)
Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 6/19/09 (Underlying notional amount at value $2,795,040)	48	$(81,929)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 5/27/09	$(24,076,535)	$(754,077)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	April 30, 2009
(unaudited)

	Principal
	Amount	Value
Repurchase Agreements (90.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,626,003
(Collateralized by $1,656,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,658,585)	$1,626,000	$1,626,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $5,287,013
(Collateralized by $5,157,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $5,394,093)	5,287,000	5,287,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,066,010
(Collateralized by $4,085,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $4,148,496)	4,066,000	4,066,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $325,001
(Collateralized by $333,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $332,718)	325,000	325,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,304,000)		11,304,000

TOTAL INVESTMENT SECURITIES (Cost $11,304,000) — 90.0%		11,304,000
Net other assets (liabilities) — 10.0%		1,252,545

NET ASSETS — 100.0%		$12,556,545

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $3,900,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 5/27/09	$(24,993,383)	$(818,988)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	April 30, 2009
(unaudited)

	Principal
	Amount	Value
Repurchase Agreements (103.8%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,245,002
(Collateralized by $1,268,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,270,044)	$1,245,000	$1,245,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,050,010
(Collateralized by $3,951,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $4,132,647)	4,050,000	4,050,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $3,115,008
(Collateralized by $3,184,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $3,178,486)	3,115,000	3,115,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $250,001
(Collateralized by $256,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $255,783)	250,000	250,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,660,000)		8,660,000

TOTAL INVESTMENT SECURITIES (Cost $8,660,000) — 103.8%		8,660,000
Net other assets (liabilities) — (3.8)%		(320,997)

NET ASSETS — 100.0%		$8,339,003

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $3,000,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 5/27/09	$(16,669,048)	$(448,486)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (74.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $225,000
(Collateralized by $229,400 U.S. Treasury Notes, 0.88%, 2/28/11, market value $229,661)	$225,000	$225,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $733,002
(Collateralized by $715,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $747,872)	733,000	733,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $564,001
(Collateralized by $578,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $576,999)	564,000	564,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $48,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	48,000	48,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,570,000)		1,570,000

TOTAL INVESTMENT SECURITIES (Cost $1,570,000) — 74.2%		1,570,000
Net other assets (liabilities) — 25.8%		544,607

NET ASSETS — 100.0%		$2,114,607

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $530,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 5/27/09	$(4,245,938)	$(105,458)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (113.9%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $829,002
(Collateralized by $844,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $845,661)	$829,000	$829,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,698,007
(Collateralized by $2,632,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,753,006)	2,698,000	2,698,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $2,075,005
(Collateralized by $2,121,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $2,117,327)	2,075,000	2,075,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $169,000
(Collateralized by $173,000 of various Federal Home Loan Mortgage Corp. Securities, 0.21%‡-5.00%, 9/21/09-9/1/10, market value $173,352)	169,000	169,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,771,000)		5,771,000

	Contracts
Options Purchased (0.1%)
Nikkei 225 Futures Call Option, exercise @ 13000, expiring 5/15/09	500	6,466

TOTAL OPTIONS PURCHASED (Cost $14,070)		6,466

TOTAL INVESTMENT SECURITIES (Cost $5,785,070) — 114.0%		5,777,466
Net other assets (liabilities) — (14.0)%		(710,878)

NET ASSETS — 100.0%		$5,066,588

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $200,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring 6/11/09 (Underlying notional amount at value $9,371,250)	210	$12,000

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 5/27/09	$(750,806)	$(8,618)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (70.0%)
Associated Banc-Corp (Banks)	2,926	$45,265
Astoria Financial Corp. (Savings & Loans)	2,128	17,577
BancorpSouth, Inc. (Banks)	1,862	43,291
Bank of America Corp. (Banks)	161,196	1,439,480
Bank of Hawaii Corp. (Banks)	1,330	46,736
BB&T Corp. (Banks)	13,832	322,839
BOK Financial Corp. (Banks)	532	20,035
CapitalSource, Inc. (Diversified Financial Services)	5,852	18,083
Capitol Federal Financial (Savings & Loans)	532	20,727
Cathay Bancorp, Inc. (Banks)	1,330	14,923
Citigroup, Inc. (Diversified Financial Services)	136,990	417,819
Citizens Republic Bancorp, Inc.* (Banks)	3,192	5,363
City National Corp. (Banks)	1,064	38,942
Comerica, Inc. (Banks)	3,724	78,130
Commerce Bancshares, Inc. (Banks)	1,596	52,828
Cullen/Frost Bankers, Inc. (Banks)	1,330	62,630
Dime Community Bancshares, Inc. (Savings & Loans)	798	6,655
East West Bancorp, Inc. (Banks)	1,596	10,901
F.N.B. Corp. (Banks)	2,128	16,003
Fifth Third Bancorp (Banks)	13,300	54,530
First BanCorp (Banks)	1,862	10,260
First Horizon National Corp. (Banks)	5,320	61,233
First Midwest Bancorp, Inc. (Banks)	1,330	11,784
First Niagara Financial Group, Inc. (Savings & Loans)	3,724	50,423
FirstMerit Corp. (Banks)	1,862	36,141
Frontier Financial Corp. (Banks)	200	284
Fulton Financial Corp. (Banks)	4,256	28,132
Glacier Bancorp, Inc. (Banks)	1,596	24,451
Hancock Holding Co. (Banks)	532	20,147
Hudson City Bancorp, Inc. (Savings & Loans)	12,236	153,684
Huntington Bancshares, Inc. (Banks)	9,310	25,975
International Bancshares Corp. (Banks)	1,330	17,968
J.P. Morgan Chase & Co. (Diversified Financial Services)	93,898	3,098,634
KeyCorp (Banks)	12,502	76,887
M&T Bank Corp. (Banks)	1,862	97,662
Marshall & Ilsley Corp. (Banks)	6,118	35,362
MB Financial, Inc. (Banks)	798	10,877
National Penn Bancshares, Inc. (Banks)	2,128	17,216
New York Community Bancorp (Savings & Loans)	8,778	99,279
NewAlliance Bancshares, Inc. (Savings & Loans)	2,394	30,907
Northern Trust Corp. (Banks)	5,586	303,655
Old National Bancorp (Banks)	1,596	21,753
Pacific Capital Bancorp (Banks)	1,064	7,384
PacWest Bancorp (Banks)	532	7,751
Park National Corp. (Banks)	266	17,809
People’s United Financial, Inc. (Banks)	4,256	66,479
PNC Financial Services Group (Banks)	10,640	422,408
Popular, Inc. (Banks)	6,384	18,258
PrivateBancorp, Inc. (Banks)	798	16,160
Prosperity Bancshares, Inc. (Banks)	1,064	29,547
Provident Bankshares Corp. (Banks)	798	7,014
Provident Financial Services, Inc. (Savings & Loans)	1,330	14,191
Regions Financial Corp. (Banks)	17,556	78,826
Sterling Bancshares, Inc. (Banks)	1,862	12,382
SunTrust Banks, Inc. (Banks)	8,778	126,754
Susquehanna Bancshares, Inc. (Banks)	2,128	17,152
SVB Financial Group* (Banks)	798	16,566
Synovus Financial Corp. (Banks)	6,916	22,339
TCF Financial Corp. (Banks)	3,192	44,401
TFS Financial Corp. (Savings & Loans)	2,394	28,082
TrustCo Bank Corp. NY (Banks)	1,862	11,172
Trustmark Corp. (Banks)	1,330	28,914
U.S. Bancorp (Banks)	43,358	789,983
UCBH Holdings, Inc. (Banks)	2,660	3,405
UMB Financial Corp. (Banks)	798	36,524
Umpqua Holdings Corp. (Banks)	1,596	15,306
United Bankshares, Inc. (Banks)	1,064	27,600
United Community Banks, Inc. (Banks)	1,330	8,579
Valley National Bancorp (Banks)	3,458	50,037
Washington Federal, Inc. (Savings & Loans)	2,128	27,621
Webster Financial Corp. (Banks)	1,330	6,956
Wells Fargo & Co. (Banks)	101,346	2,027,933
Westamerica Bancorp (Banks)	798	42,797
Whitney Holding Corp. (Banks)	1,596	19,088
Wilmington Trust Corp. (Banks)	1,596	23,158
Wintrust Financial Corp. (Banks)	532	9,044
Zions Bancorp (Banks)	2,926	31,981

TOTAL COMMON STOCKS (Cost $8,062,460)		11,079,072

	Principal Amount
Repurchase Agreements (32.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $731,001
(Collateralized by $744,900 U.S. Treasury Notes, 0.88%, 2/28/11, market value $745,748)	$731,000	731,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,377,006
(Collateralized by $2,319,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,425,616)	2,377,000	2,377,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,828,005
(Collateralized by $1,869,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,865,763)	1,828,000	1,828,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $147,000
(Collateralized by $152,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $151,871)	$147,000	$147,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,083,000)		5,083,000

TOTAL INVESTMENT SECURITIES (Cost $13,145,460)—102.1%		16,162,072
Net other assets (liabilities) — (2.1)%		(332,755)

NET ASSETS — 100.0%		$15,829,317

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $3,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 5/26/09	$12,712,503	$(361,532)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Banks		44.9%
Diversified Financial Services		22.3%
Savings & Loans		2.8%
Other**		30.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (63.7%)
Air Products & Chemicals, Inc. (Chemicals)	10,833	$713,895
Airgas, Inc. (Chemicals)	3,925	169,246
AK Steel Holding Corp. (Iron/Steel)	6,123	79,660
Albemarle Corp. (Chemicals)	5,024	134,744
Alcoa, Inc. (Mining)	53,694	487,005
Allegheny Technologies, Inc. (Iron/Steel)	5,024	164,436
Alpha Natural Resources, Inc.* (Coal)	3,925	80,384
Arch Coal, Inc. (Coal)	7,850	109,664
Ashland, Inc. (Chemicals)	3,611	79,298
Avery Dennison Corp. (Household Products/Wares)	5,181	148,902
Cabot Corp. (Chemicals)	2,826	41,260
Calgon Carbon Corp.* (Environmental Control)	2,983	50,651
Carpenter Technology Corp. (Iron/Steel)	2,355	48,678
Celanese Corp. - Series A (Chemicals)	7,850	163,594
CF Industries Holdings, Inc. (Chemicals)	3,140	226,237
Cliffs Natural Resources, Inc. (Iron/Steel)	6,280	144,817
Coeur d’Alene Mines Corp.* (Mining)	30,301	41,815
Commercial Metals Co. (Metal Fabricate/Hardware)	6,123	91,110
Compass Minerals International, Inc. (Mining)	1,727	83,276
CONSOL Energy, Inc. (Coal)	10,048	314,301
Cytec Industries, Inc. (Chemicals)	2,669	53,006
Domtar Corp.* (Forest Products & Paper)	27,004	49,147
E.I. du Pont de Nemours & Co. (Chemicals)	49,612	1,384,175
Eastman Chemical Co. (Chemicals)	3,768	149,514
Ecolab, Inc. (Chemicals)	9,734	375,246
FMC Corp. (Chemicals)	4,082	198,916
Foundation Coal Holdings, Inc. (Coal)	2,512	40,795
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	22,294	950,839
Fuller (H.B.) Co. (Chemicals)	2,669	47,135
Hecla Mining Co.* (Mining)	11,932	29,472
Huntsman Corp. (Chemicals)	9,106	48,808
International Coal Group, Inc.* (Coal)	5,966	11,872
International Flavors & Fragrances, Inc. (Chemicals)	4,396	137,155
International Paper Co. (Forest Products & Paper)	23,707	300,131
Intrepid Potash, Inc.* (Chemicals)	1,884	46,516
Kaiser Aluminum Corp. (Mining)	785	23,189
Lubrizol Corp. (Chemicals)	3,768	162,853
Massey Energy Co. (Coal)	4,710	74,936
Minerals Technologies, Inc. (Chemicals)	1,099	40,872
Newmont Mining Corp. (Mining)	26,376	1,061,370
Nucor Corp. (Iron/Steel)	15,700	638,833
Olin Corp. (Chemicals)	3,768	47,477
OM Group, Inc.* (Chemicals)	1,727	48,114
Patriot Coal Corp.* (Coal)	2,983	18,793
Peabody Energy Corp. (Coal)	14,758	389,464
PPG Industries, Inc. (Chemicals)	9,106	401,119
Praxair, Inc. (Chemicals)	16,956	1,265,087
Reliance Steel & Aluminum Co. (Iron/Steel)	3,611	127,216
Rockwood Holdings, Inc.* (Chemicals)	2,512	30,898
Royal Gold, Inc. (Mining)	2,041	73,803
RPM, Inc. (Chemicals)	7,065	97,638
RTI International Metals, Inc.* (Mining)	1,256	16,341
Schulman (A.), Inc. (Chemicals)	1,256	19,707
Sensient Technologies Corp. (Chemicals)	2,669	62,401
Sigma-Aldrich Corp. (Chemicals)	5,966	261,549
Southern Copper Corp. (Mining)	11,932	221,577
Steel Dynamics, Inc. (Iron/Steel)	10,048	125,098
Stillwater Mining Co.* (Mining)	2,512	11,329
Terra Industries, Inc. (Chemicals)	5,652	149,778
The Dow Chemical Co. (Chemicals)	51,339	821,424
The Mosaic Co. (Chemicals)	8,164	330,234
Titanium Metals Corp. (Mining)	5,495	37,311
Tredegar Corp. (Miscellaneous Manufacturing)	1,413	24,841
United States Steel Corp. (Iron/Steel)	6,437	170,902
USEC, Inc.* (Mining)	6,123	37,901
Valspar Corp. (Chemicals)	5,181	124,344
W.R. Grace & Co.* (Chemicals)	3,297	29,112
Walter Energy, Inc. (Holding Companies - Diversified)	2,983	68,012
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,669	23,300
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,611	53,804
Zep, Inc. (Chemicals)	1,099	14,869

TOTAL COMMON STOCKS (Cost $10,104,998)		14,301,196

	Principal Amount
Repurchase Agreements (37.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,196,002
(Collateralized by $1,218,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,219,987)	$1,196,000	1,196,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,888,010
(Collateralized by $3,793,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $3,967,383)	3,888,000	3,888,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $2,991,007
(Collateralized by $3,057,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $3,051,705)	2,991,000	2,991,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $241,001
(Collateralized by $247,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $246,791)	$241,000	$241,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,316,000)		8,316,000

TOTAL INVESTMENT SECURITIES (Cost $18,420,998)—100.8%		22,617,196
Net other assets (liabilities) — (0.8)%		(187,798)

NET ASSETS — 100.0%		$22,429,398

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $4,900,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index terminating on 5/26/09	$19,433,038	$429,174

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Chemicals		35.0%
Coal		4.7%
Environmental Control		0.2%
Forest Products & Paper		1.6%
Holding Companies—Diversified		0.3%
Household Products/Wares		0.7%
Iron/Steel		6.7%
Metal Fabricate/Hardware		0.6%
Mining		13.8%
Miscellaneous Manufacturing		0.1%
Other**		36.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (56.8%)
Abraxis BioScience, Inc.* (Biotechnology)	384	$18,624
Acorda Therapeutics, Inc.* (Biotechnology)	2,688	53,303
Affymetrix, Inc.* (Biotechnology)	4,992	23,413
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,568	186,083
Amgen, Inc.* (Biotechnology)	74,880	3,629,434
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	9,792	107,125
Biogen Idec, Inc.* (Biotechnology)	21,120	1,020,941
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,104	91,357
Celera Corp.* (Biotechnology)	5,760	46,598
Celgene Corp.* (Biotechnology)	32,256	1,377,976
Charles River Laboratories International, Inc.* (Biotechnology)	4,800	132,720
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,032	66,931
Enzo Biochem, Inc.* (Biotechnology)	2,688	11,021
Facet Biotech Corp.* (Biotechnology)	1,728	16,157
Gen-Probe, Inc.* (Healthcare - Products)	3,840	184,934
Genzyme Corp.* (Biotechnology)	19,200	1,023,936
Gilead Sciences, Inc.* (Pharmaceuticals)	64,512	2,954,650
Illumina, Inc.* (Biotechnology)	8,832	329,875
Incyte Genomics, Inc.* (Biotechnology)	6,912	16,312
InterMune, Inc.* (Biotechnology)	2,496	33,796
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	6,336	99,349
Life Technologies Corp.* (Biotechnology)	12,288	458,342
Medarex, Inc.* (Pharmaceuticals)	9,024	53,422
Myriad Genetics, Inc.* (Biotechnology)	6,528	253,221
Nektar Therapeutics* (Biotechnology)	6,528	36,557
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,032	104,429
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,032	135,354
PDL BioPharma, Inc. (Biotechnology)	8,448	60,403
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,416	58,556
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,840	20,275
Techne Corp. (Healthcare - Products)	2,688	153,807
United Therapeutics Corp.* (Pharmaceuticals)	1,728	108,536
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,520	355,046

TOTAL COMMON STOCKS (Cost $8,731,101)		13,222,483

	Principal Amount	Value
Repurchase Agreements (38.5%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,291,003
(Collateralized by $1,315,500 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,316,997)	$1,291,000	$1,291,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,199,011
(Collateralized by $4,096,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $4,284,314)	4,199,000	4,199,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $3,229,008
(Collateralized by $3,301,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $3,295,283)	3,229,000	3,229,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $260,001
(Collateralized by $267,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $266,774)	260,000	260,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,979,000)		8,979,000

TOTAL INVESTMENT SECURITIES (Cost $17,710,101)—95.3%		22,201,483
Net other assets (liabilities) — 4.7%		1,087,925

NET ASSETS — 100.0%		$23,289,408

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $5,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 5/26/09	$21,584,545	$(505,521)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Biotechnology		39.3%
Healthcare - Products		1.5%
Pharmaceuticals		16.0%
Other**		43.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (72.4%)
Activision Blizzard, Inc.* (Software)	2,220	$23,909
Alberto-Culver Co. (Cosmetics/Personal Care)	333	7,423
Altria Group, Inc. (Agriculture)	7,696	125,676
Archer-Daniels-Midland Co. (Agriculture)	2,183	53,745
Avon Products, Inc. (Cosmetics/Personal Care)	1,591	36,211
Black & Decker Corp. (Hand/Machine Tools)	222	8,947
Blyth, Inc. (Household Products/Wares)	37	1,631
BorgWarner, Inc. (Auto Parts & Equipment)	444	12,854
Briggs & Stratton Corp. (Machinery - Diversified)	185	2,753
Brown-Forman Corp. (Beverages)	333	15,485
Brunswick Corp. (Leisure Time)	333	1,991
Bunge, Ltd. (Agriculture)	444	21,316
Callaway Golf Co. (Leisure Time)	259	1,955
Campbell Soup Co. (Food)	851	21,888
Carter’s, Inc.* (Apparel)	222	4,746
Centex Corp. (Home Builders)	444	4,857
Central European Distribution Corp.* (Distribution/Wholesale)	148	3,315
Chattem, Inc.* (Cosmetics/Personal Care)	74	4,063
Chiquita Brands International, Inc.* (Food)	148	1,120
Church & Dwight, Inc. (Household Products/Wares)	259	14,092
Clorox Co. (Household Products/Wares)	518	29,034
Coach, Inc.* (Apparel)	1,184	29,008
Coca-Cola Co. (Beverages)	7,955	342,463
Coca-Cola Enterprises, Inc. (Beverages)	1,184	20,199
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,887	111,333
ConAgra Foods, Inc. (Food)	1,665	29,470
Constellation Brands, Inc.* (Beverages)	740	8,577
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	222	1,836
Corn Products International, Inc. (Food)	259	6,190
Crocs, Inc.* (Apparel)	296	666
D.R. Horton, Inc. (Home Builders)	1,036	13,520
Darling International, Inc.* (Environmental Control)	296	1,693
Dean Foods Co.* (Food)	592	12,254
Deckers Outdoor Corp.* (Apparel)	37	2,091
Del Monte Foods Co. (Food)	740	5,587
Dr. Pepper Snapple Group, Inc.* (Beverages)	962	19,923
Eastman Kodak Co. (Miscellaneous Manufacturing)	999	3,047
Electronic Arts, Inc.* (Software)	1,184	24,094
Energizer Holdings, Inc.* (Electrical Components & Equipment)	222	12,721
Ethan Allen Interiors, Inc. (Home Furnishings)	111	1,493
Flowers Foods, Inc. (Food)	333	7,692
Ford Motor Co.* (Auto Manufacturers)	10,397	62,174
Fossil, Inc.* (Household Products/Wares)	185	3,730
Fresh Del Monte Produce, Inc.* (Food)	185	2,686
Garmin, Ltd. (Electronics)	444	11,184
General Mills, Inc. (Food)	1,147	58,141
General Motors Corp. (Auto Manufacturers)	1,998	3,836
Gentex Corp. (Electronics)	518	6,926
Genuine Parts Co. (Distribution/Wholesale)	592	20,104
Hanesbrands, Inc.* (Apparel)	333	5,481
Hansen Natural Corp.* (Beverages)	259	10,557
Harley-Davidson, Inc. (Leisure Time)	851	18,858
Harman International Industries, Inc. (Home Furnishings)	222	4,038
Hasbro, Inc. (Toys/Games/Hobbies)	481	12,823
Heinz (H.J.) Co. (Food)	1,184	40,753
Herbalife, Ltd. (Pharmaceuticals)	222	4,400
Herman Miller, Inc. (Office Furnishings)	185	2,751
HNI Corp. (Office Furnishings)	111	1,721
Hormel Foods Corp. (Food)	259	8,104
Interface, Inc. - Class A (Office Furnishings)	222	1,285
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	111	1,404
Jarden Corp.* (Household Products/Wares)	259	5,206
JM Smucker Co. (Food)	444	17,494
Johnson Controls, Inc. (Auto Parts & Equipment)	2,183	41,499
Jones Apparel Group, Inc. (Apparel)	333	3,077
KB Home (Home Builders)	296	5,349
Kellogg Co. (Food)	888	37,394
Kimberly-Clark Corp. (Household Products/Wares)	1,554	76,364
Kraft Foods, Inc. (Food)	5,032	117,749
Lancaster Colony Corp. (Miscellaneous Manufacturing)	74	3,241
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	592	8,501
Lennar Corp. - Class A (Home Builders)	481	4,685
Liz Claiborne, Inc. (Apparel)	370	1,754
LKQ Corp.* (Distribution/Wholesale)	518	8,796
Lorillard, Inc. (Agriculture)	629	39,709
M.D.C. Holdings, Inc. (Home Builders)	148	5,059
Martek Biosciences Corp. (Biotechnology)	111	2,022
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	185	5,520
Mattel, Inc. (Toys/Games/Hobbies)	1,332	19,927
McCormick & Co., Inc. (Food)	407	11,986
Mohawk Industries, Inc.* (Textiles)	222	10,503
Molson Coors Brewing Co. - Class B (Beverages)	592	22,644
Monsanto Co. (Agriculture)	2,035	172,751
NBTY, Inc.* (Pharmaceuticals)	222	5,752
Newell Rubbermaid, Inc. (Housewares)	1,036	10,826

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
NIKE, Inc. - Class B (Apparel)	999	$52,418
Nu Skin Enterprises, Inc. (Retail)	185	2,372
Nutri/System, Inc. (Commercial Services)	111	1,525
NVR, Inc.* (Home Builders)	37	18,699
PepsiAmericas, Inc. (Beverages)	222	5,455
PepsiCo, Inc. (Beverages)	5,846	290,897
Philip Morris International, Inc. (Commercial Services)	7,548	273,238
Phillips-Van Heusen Corp. (Apparel)	185	5,371
Polaris Industries, Inc. (Leisure Time)	111	3,713
Pool Corp. (Distribution/Wholesale)	185	3,304
Procter & Gamble Co. (Cosmetics/Personal Care)	10,952	541,467
Pulte Homes, Inc. (Home Builders)	777	8,943
Quiksilver, Inc.* (Apparel)	444	733
Ralcorp Holdings, Inc.* (Food)	222	12,690
Reynolds American, Inc. (Agriculture)	629	23,889
Sara Lee Corp. (Food)	2,442	20,317
Smithfield Foods, Inc.* (Food)	518	4,476
Snap-on, Inc. (Hand/Machine Tools)	222	7,530
Steelcase, Inc. - Class A (Office Furnishings)	222	1,006
Take-Two Interactive Software, Inc. (Software)	296	2,688
Tempur-Pedic International, Inc. (Home Furnishings)	259	3,331
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	407	12,169
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	888	9,759
The Hain Celestial Group, Inc.* (Food)	148	2,470
The Hershey Co. (Food)	592	21,395
The Pepsi Bottling Group, Inc. (Beverages)	481	15,041
The Ryland Group, Inc. (Home Builders)	148	3,065
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	148	4,998
The Stanley Works (Hand/Machine Tools)	296	11,257
The Timberland Co. - Class A* (Apparel)	185	3,004
The Warnaco Group, Inc.* (Apparel)	185	5,335
Thor Industries, Inc. (Home Builders)	148	3,403
THQ, Inc.* (Software)	259	886
Toll Brothers, Inc.* (Home Builders)	481	9,745
Tootsie Roll Industries, Inc. (Food)	74	1,802
TreeHouse Foods, Inc.* (Food)	111	2,951
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	185	1,595
Tupperware Corp. (Household Products/Wares)	222	5,557
Tyson Foods, Inc. - Class A (Food)	1,147	12,089
Under Armour, Inc. - Class A* (Retail)	111	2,613
Universal Corp. (Agriculture)	111	3,348
V.F. Corp. (Apparel)	333	19,737
WABCO Holdings, Inc. (Auto Parts & Equipment)	259	4,141
WD-40 Co. (Household Products/Wares)	74	2,002
Whirlpool Corp. (Home Furnishings)	259	11,696
Winnebago Industries, Inc. (Home Builders)	111	978
Wolverine World Wide, Inc. (Apparel)	185	3,854

TOTAL COMMON STOCKS (Cost $3,271,771)		3,428,584

	Principal Amount
Repurchase Agreements (28.6%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $193,000
(Collateralized by $196,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $196,924)	$193,000	193,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $631,002
(Collateralized by $616,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $644,321)	631,000	631,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $486,001
(Collateralized by $498,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $497,137)	486,000	486,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $42,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,352,000)		1,352,000

TOTAL INVESTMENT SECURITIES (Cost $4,623,771) — 101.0%		4,780,584
Net other assets (liabilities) — (1.0)%		(48,387)

NET ASSETS — 100.0%		$4,732,197

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $910,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index terminating on 5/26/09	$3,718,972	$(5,311)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Agriculture		9.2%
Apparel		2.8%
Auto Manufacturers		1.4%
Auto Parts & Equipment		1.5%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2009
(unaudited)

Beverages	15.7%
Biotechnology	NM
Commercial Services	5.8%
Cosmetics/Personal Care	15.2%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.3%
Environmental Control	NM
Food	10.0%
Hand/Machine Tools	0.6%
Home Builders	1.7%
Home Furnishings	0.4%
Household Products/Wares	2.9%
Housewares	0.2%
Leisure Time	0.5%
Machinery - Diversified	0.1%
Miscellaneous Manufacturing	0.4%
Office Furnishings	0.1%
Pharmaceuticals	0.2%
Retail	0.2%
Software	1.1%
Textiles	0.2%
Toys/Games/Hobbies	0.8%
Other**	27.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (57.8%)
99 Cents Only Stores* (Retail)	54	$580
Aaron, Inc. (Commercial Services)	81	2,718
Abercrombie & Fitch Co. - Class A (Retail)	162	4,384
Advance Auto Parts, Inc. (Retail)	162	7,088
Aeropostale, Inc.* (Retail)	108	3,669
Alaska Air Group, Inc.* (Airlines)	54	906
Amazon.com, Inc.* (Internet)	540	43,481
American Eagle Outfitters, Inc. (Retail)	324	4,802
American Greetings Corp. - Class A (Household Products/Wares)	81	636
AmerisourceBergen Corp. (Pharmaceuticals)	270	9,083
AMR Corp.* (Airlines)	486	2,313
AnnTaylor Stores Corp.* (Retail)	108	798
Apollo Group, Inc. - Class A* (Commercial Services)	243	15,297
Arbitron, Inc. (Commercial Services)	54	1,124
Ascent Media Corp.- Class A* (Entertainment)	27	696
AutoNation, Inc.* (Retail)	189	3,347
AutoZone, Inc.* (Retail)	54	8,985
Avid Technology, Inc.* (Software)	54	598
Bally Technologies, Inc.* (Entertainment)	108	2,827
Barnes & Noble, Inc. (Retail)	54	1,410
Bed Bath & Beyond, Inc.* (Retail)	459	13,963
Best Buy Co., Inc. (Retail)	594	22,798
Big Lots, Inc.* (Retail)	135	3,731
BJ’s Wholesale Club, Inc.* (Retail)	108	3,601
Bob Evans Farms, Inc. (Retail)	54	1,310
Boyd Gaming Corp. (Lodging)	108	993
Brinker International, Inc. (Retail)	189	3,349
Brown Shoe Co., Inc. (Retail)	81	521
Burger King Holdings, Inc. (Retail)	162	2,647
Cablevision Systems Corp. - Class A (Media)	405	6,950
Cardinal Health, Inc. (Pharmaceuticals)	621	20,984
Career Education Corp.* (Commercial Services)	162	3,570
Carmax, Inc.* (Retail)	351	4,479
Carnival Corp. - Class A (Leisure Time)	756	20,321
Casey’s General Stores, Inc. (Retail)	81	2,155
CBS Corp. - Class B (Media)	1,026	7,223
CEC Entertainment, Inc.* (Retail)	27	822
Cheesecake Factory, Inc.* (Retail)	108	1,876
Chemed Corp. (Commercial Services)	27	1,143
Chico’s FAS, Inc.* (Retail)	297	2,269
Chipotle Mexican Grill, Inc. - Class A* (Retail)	27	2,189
Chipotle Mexican Grill, Inc. - Class B* (Retail)	27	1,769
Choice Hotels International, Inc. (Lodging)	54	1,616
Christopher & Banks Corp. (Retail)	54	300
Collective Brands, Inc.* (Retail)	108	1,568
Comcast Corp. - Special Class A (Media)	5,076	78,475
Continental Airlines, Inc. - Class B* (Airlines)	216	2,272
Copart, Inc.* (Retail)	108	3,390
Corinthian Colleges, Inc.* (Commercial Services)	135	2,079
Costco Wholesale Corp. (Retail)	756	36,742
Cracker Barrel Old Country Store, Inc. (Retail)	27	880
CTC Media, Inc.* (Media)	81	635
CVS Corp. (Retail)	2,538	80,658
Darden Restaurants, Inc. (Retail)	216	7,986
Delta Air Lines, Inc.* (Airlines)	1,215	7,497
DeVry, Inc. (Commercial Services)	108	4,596
Dick’s Sporting Goods, Inc.* (Retail)	162	3,078
Dillards, Inc. - Class A (Retail)	108	833
DIRECTV Group, Inc.* (Media)	972	24,038
Discovery Communications, Inc. - Class A* (Media)	243	4,615
Discovery Communications, Inc. - Class C* (Media)	243	4,257
DISH Network Corp. - Class A* (Media)	378	5,009
Dolby Laboratories, Inc. - Class A* (Electronics)	81	3,251
Dollar Tree, Inc.* (Retail)	162	6,859
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	108	2,593
Dress Barn, Inc.* (Retail)	81	1,226
Dun & Bradstreet Corp. (Software)	108	8,791
eBay, Inc.* (Internet)	1,944	32,018
Expedia, Inc.* (Internet)	378	5,145
FactSet Research Systems, Inc. (Computers)	81	4,341
Family Dollar Stores, Inc. (Retail)	243	8,065
Foot Locker, Inc. (Retail)	270	3,210
Fred’s, Inc. (Retail)	54	738
GameStop Corp. - Class A* (Retail)	270	8,143
Gannett Co., Inc. (Media)	405	1,584
Gaylord Entertainment Co.* (Lodging)	81	1,129
Genesco, Inc. (Retail)	27	615
Group 1 Automotive, Inc. (Retail)	54	1,150
GUESS?, Inc. (Apparel)	108	2,812
H & R Block, Inc. (Commercial Services)	594	8,993
Harte-Hanks, Inc. (Advertising)	81	669
Hertz Global Holdings, Inc.* (Commercial Services)	243	1,652
Hillenbrand, Inc. (Commercial Services)	108	1,963
Home Depot, Inc. (Retail)	2,997	78,881
HSN, Inc.* (Retail)	81	560
IHS, Inc. - Class A* (Computers)	81	3,350
Interactive Data Corp. (Commercial Services)	54	1,214
International Game Technology (Entertainment)	513	6,336
International Speedway Corp. (Entertainment)	54	1,279
Interpublic Group of Cos., Inc.* (Advertising)	837	5,240
Interval Leisure Group, Inc.* (Leisure Time)	81	649
ITT Educational Services, Inc.* (Commercial Services)	81	8,162
J. Crew Group, Inc.* (Retail)	81	1,394

See accompanying notes to the Schedule of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
J.C. Penney Co., Inc. (Retail)	351	$10,772
Jack in the Box, Inc.* (Retail)	108	2,656
JetBlue Airways Corp.* (Airlines)	324	1,597
John Wiley & Sons, Inc. (Media)	81	2,746
Kohls Corp.* (Retail)	513	23,265
Kroger Co. (Food)	1,080	23,350
Lamar Advertising Co.* (Advertising)	108	1,825
Las Vegas Sands Corp.* (Lodging)	621	4,856
Liberty Global, Inc. - Class A* (Media)	243	4,007
Liberty Global, Inc. - Series C* (Media)	243	3,975
Liberty Media Corp. - Entertainment Series A* (Media)	864	21,038
Liberty Media Holding Corp. - Capital Series A* (Media)	162	1,895
Liberty Media Holding Corp. - Interactive Series A* (Internet)	999	5,295
Life Time Fitness, Inc.* (Leisure Time)	54	1,013
Limited, Inc. (Retail)	486	5,550
Live Nation, Inc.* (Commercial Services)	135	528
Lowe’s Cos., Inc. (Retail)	2,592	55,728
Macy’s, Inc. (Retail)	729	9,973
Marriott International, Inc. - Class A (Lodging)	540	12,722
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	54	1,691
McDonald’s Corp. (Retail)	1,971	105,035
McGraw-Hill Cos., Inc. (Media)	567	17,095
McKesson Corp. (Commercial Services)	486	17,982
Meredith Corp. (Media)	54	1,354
MGM Grand, Inc.* (Commercial Services)	162	1,358
Netflix, Inc.* (Internet)	81	3,670
News Corp. - Class A (Media)	3,969	32,784
Nordstrom, Inc. (Retail)	297	6,721
O’Reilly Automotive, Inc.* (Retail)	243	9,441
Office Depot, Inc.* (Retail)	486	1,259
OfficeMax, Inc. (Retail)	135	1,006
Omnicare, Inc. (Pharmaceuticals)	189	4,859
Omnicom Group, Inc. (Advertising)	540	16,994
Orient-Express Hotels, Ltd. - Class A (Lodging)	81	524
P.F. Chang’s China Bistro, Inc.* (Retail)	27	815
Panera Bread Co. - Class A* (Retail)	54	3,025
Papa John’s International, Inc.* (Retail)	27	717
Penn National Gaming* (Entertainment)	108	3,674
PetSmart, Inc. (Retail)	216	4,942
Pinnacle Entertainment, Inc.* (Entertainment)	108	1,348
Polo Ralph Lauren Corp. (Apparel)	108	5,815
Pre-Paid Legal Services, Inc.* (Commercial Services)	27	994
Priceline.com, Inc.* (Internet)	81	7,864
RadioShack Corp. (Retail)	216	3,041
RealNetworks, Inc.* (Internet)	162	399
Regal Entertainment Group - Class A (Entertainment)	135	1,763
Regis Corp. (Retail)	81	1,550
Rent-A-Center, Inc.* (Commercial Services)	108	2,079
Rite Aid Corp.* (Retail)	1,026	923
Ross Stores, Inc. (Retail)	216	8,195
Royal Caribbean Cruises, Ltd. (Leisure Time)	243	3,579
Ruddick Corp. (Food)	81	2,078
Safeway, Inc. (Food)	756	14,931
Saks, Inc.* (Retail)	216	1,125
Sally Beauty Holdings, Inc.* (Retail)	162	1,199
Scholastic Corp. (Media)	54	1,065
Scientific Games Corp. - Class A* (Entertainment)	135	2,361
Scripps Networks Interactive - Class A (Entertainment)	162	4,445
Sears Holdings Corp.* (Retail)	108	6,747
Service Corp. International (Commercial Services)	459	2,079
Signet Jewelers, Ltd. (Retail)	162	2,571
SkyWest, Inc. (Airlines)	108	1,300
Sonic Corp.* (Retail)	108	1,179
Sotheby’s (Commercial Services)	108	1,254
Southwest Airlines Co. (Airlines)	1,296	9,046
Staples, Inc. (Retail)	1,242	25,610
Starbucks Corp.* (Retail)	1,296	18,740
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	297	6,195
Stewart Enterprises, Inc. - Class A (Commercial Services)	135	471
Strayer Education, Inc. (Commercial Services)	27	5,114
SuperValu, Inc. (Food)	378	6,180
Sysco Corp. (Food)	1,053	24,567
Target Corp. (Retail)	1,215	50,131
The Cato Corp. - Class A (Retail)	54	1,038
The Children’s Place Retail Stores, Inc.* (Retail)	54	1,536
The Gap, Inc. (Retail)	918	14,266
The Gymboree Corp.* (Apparel)	54	1,858
The Men’s Wearhouse, Inc. (Retail)	81	1,510
The New York Times Co. - Class A (Media)	216	1,162
The Pep Boys - Manny, Moe & Jack (Retail)	81	599
Ticketmaster Entertainment, Inc.* (Commercial Services)	81	426
Tiffany & Co. (Retail)	216	6,251
Time Warner Cable, Inc. (Media)	567	18,274
Time Warner, Inc. (Media)	2,105	45,952
TJX Cos., Inc. (Retail)	729	20,390
Tractor Supply Co.* (Retail)	54	2,181
UAL Corp.* (Airlines)	216	1,063
United Natural Foods, Inc.* (Food)	81	1,845
Urban Outfitters, Inc.* (Retail)	216	4,210
Vail Resorts, Inc.* (Entertainment)	54	1,577
ValueClick, Inc.* (Internet)	162	1,717
VCA Antech, Inc.* (Pharmaceuticals)	162	4,053
Viacom, Inc. - Class A* (Media)	27	558
Viacom, Inc. - Class B* (Media)	972	18,701
Wal-Mart Stores, Inc. (Retail)	4,320	217,728
Walgreen Co. (Retail)	1,755	55,160
Walt Disney Co. (Media)	3,078	67,408

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Washington Post Co. - Class B (Media)	27	$11,302
Weight Watchers International, Inc. (Commercial Services)	54	1,344
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	783	3,915
Whole Foods Market, Inc. (Food)	243	5,037
Williams Sonoma, Inc. (Retail)	162	2,268
WMS Industries, Inc.* (Leisure Time)	81	2,601
Wyndham Worldwide Corp. (Lodging)	324	3,784
Wynn Resorts, Ltd.* (Lodging)	135	5,296
YUM! Brands, Inc. (Retail)	810	27,014

TOTAL COMMON STOCKS (Cost $1,867,233)		1,931,640

	Principal Amount
Repurchase Agreements (42.6%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $204,000
(Collateralized by $207,900 U.S. Treasury Notes, 0.88%, 2/28/11, market value $208,137)	$204,000	204,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $664,002
(Collateralized by $649,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $678,838)	664,000	664,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $511,001
(Collateralized by $523,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $522,094)	511,000	511,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $43,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	43,000	43,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,422,000)		1,422,000

TOTAL INVESTMENT SECURITIES (Cost $3,289,233) — 100.4%		3,353,640
Net other assets (liabilities) — (0.4)%		(12,500)

NET ASSETS — 100.0%		$3,341,140

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $760,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index terminating on 5/26/09	$3,111,950	$26,528

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Advertising		0.8%
Airlines		0.8%
Apparel		0.4%
Commercial Services		2.5%
Computers		0.2%
Electronics		0.1%
Entertainment		0.9%
Food		2.5%
Household Products/Wares		NM
Internet		3.1%
Leisure Time		0.8%
Lodging		1.1%
Media		11.4%
Miscellaneous Manufacturing		0.1%
Pharmaceuticals		1.2%
Retail		31.5%
Retail - Restaurants		0.1%
Software		0.3%
Other**		42.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (75.8%)
Ace, Ltd. (Insurance)	2,387	$110,566
Affiliated Managers Group, Inc.* (Diversified Financial Services)	217	12,336
AFLAC, Inc. (Insurance)	3,472	100,306
Alexandria Real Estate Equities, Inc. (REIT)	217	7,916
Allied World Assurance Holdings, Ltd. (Insurance)	217	8,059
Allstate Corp. (Insurance)	3,906	91,127
AMB Property Corp. (REIT)	868	16,570
Ambac Financial Group, Inc. (Insurance)	2,170	1,975
American Campus Communities, Inc. (REIT)	217	4,705
American Express Co. (Diversified Financial Services)	7,595	191,546
American Financial Group, Inc. (Insurance)	651	11,445
American International Group, Inc. (Insurance)	17,143	23,657
American National Insurance Co. (Insurance)	217	14,728
AmeriCredit Corp.* (Diversified Financial Services)	434	4,414
Ameriprise Financial, Inc. (Diversified Financial Services)	1,519	40,026
Annaly Mortgage Management, Inc. (REIT)	3,906	54,957
AON Corp. (Insurance)	1,736	73,259
Apartment Investment and Management Co. - Class A (REIT)	868	6,336
Arch Capital Group, Ltd.* (Insurance)	434	25,077
Argo Group International Holdings, Ltd.* (Insurance)	217	6,074
Arthur J. Gallagher & Co. (Insurance)	651	14,635
Aspen Insurance Holdings, Ltd. (Insurance)	651	15,351
Associated Banc-Corp (Banks)	868	13,428
Assurant, Inc. (Insurance)	868	21,214
Assured Guaranty, Ltd. (Insurance)	434	4,192
Astoria Financial Corp. (Savings & Loans)	651	5,377
Avalonbay Communities, Inc. (REIT)	651	36,983
Axis Capital Holdings, Ltd. (Insurance)	1,085	26,734
BancorpSouth, Inc. (Banks)	651	15,136
Bank of America Corp. (Banks)	46,655	416,629
Bank of Hawaii Corp. (Banks)	434	15,251
Bank of New York Mellon Corp. (Banks)	8,246	210,108
BB&T Corp. (Banks)	4,123	96,231
BioMed Realty Trust, Inc. (REIT)	651	7,428
BlackRock, Inc. - Class A (Diversified Financial Services)	217	31,795
BOK Financial Corp. (Banks)	217	8,172
Boston Properties, Inc. (REIT)	868	42,897
Brandywine Realty Trust (REIT)	651	4,030
BRE Properties, Inc. - Class A (REIT)	434	10,663
Brookfield Properties Corp. (Real Estate)	1,519	11,347
Brown & Brown, Inc. (Insurance)	868	16,891
Camden Property Trust (REIT)	434	11,774
Capital One Financial Corp. (Diversified Financial Services)	2,821	47,224
CapitalSource, Inc. (Diversified Financial Services)	1,736	5,364
Capitol Federal Financial (Savings & Loans)	217	8,454
Cathay Bancorp, Inc. (Banks)	434	4,869
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,736	13,020
CBL & Associates Properties, Inc. (REIT)	434	3,446
Chubb Corp. (Insurance)	2,604	101,426
Cincinnati Financial Corp. (Insurance)	1,085	25,986
CIT Group, Inc. (Diversified Financial Services)	2,821	6,263
Citigroup, Inc. (Diversified Financial Services)	39,711	121,119
Citizens Republic Bancorp, Inc.* (Banks)	868	1,458
City National Corp. (Banks)	217	7,942
CME Group, Inc. (Diversified Financial Services)	434	96,066
Colonial Properties Trust (REIT)	217	1,571
Comerica, Inc. (Banks)	1,085	22,763
Commerce Bancshares, Inc. (Banks)	434	14,365
Corporate Office Properties Trust (REIT)	434	13,263
Cousins Properties, Inc. (REIT)	217	1,834
Cullen/Frost Bankers, Inc. (Banks)	434	20,437
DCT Industrial Trust, Inc. (REIT)	1,302	5,755
Delphi Financial Group, Inc. - Class A (Insurance)	217	3,748
Developers Diversified Realty Corp. (REIT)	868	3,585
DiamondRock Hospitality Co. (REIT)	651	4,225
Digital Realty Trust, Inc. (REIT)	434	15,628
Dime Community Bancshares, Inc. (Savings & Loans)	217	1,810
Discover Financial Services (Diversified Financial Services)	3,472	28,227
Douglas Emmett, Inc. (REIT)	868	8,307
Duke-Weeks Realty Corp. (REIT)	1,519	14,841
E* TRADE Financial Corp.* (Diversified Financial Services)	3,255	4,655
East West Bancorp, Inc. (Banks)	434	2,964
Eaton Vance Corp. (Diversified Financial Services)	868	23,757
Endurance Specialty Holdings, Ltd. (Insurance)	434	11,353
Entertainment Properties Trust (REIT)	217	5,015
Equifax, Inc. (Commercial Services)	868	25,311
Equity Lifestyle Properties, Inc. (REIT)	217	8,608
Equity Residential Properties Trust (REIT)	1,953	44,704
Erie Indemnity Co. - Class A (Insurance)	217	7,664
Essex Property Trust, Inc. (REIT)	217	13,777
Everest Re Group, Ltd. (Insurance)	434	32,394
F.N.B. Corp. (Banks)	651	4,896

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Federal Realty Investment Trust (REIT)	434	$23,957
Federated Investors, Inc. - Class B (Diversified Financial Services)	651	14,895
Fidelity National Title Group, Inc. - Class A (Insurance)	1,519	27,539
Fifth Third Bancorp (Banks)	3,906	16,015
First American Financial Corp. (Insurance)	651	18,280
First BanCorp (Banks)	651	3,587
First Horizon National Corp. (Banks)	1,519	17,484
First Industrial Realty Trust, Inc. (REIT)	217	818
First Midwest Bancorp, Inc. (Banks)	434	3,845
First Niagara Financial Group, Inc. (Savings & Loans)	868	11,753
FirstMerit Corp. (Banks)	651	12,636
Forest City Enterprises, Inc. - Class A (Real Estate)	434	3,659
Forestar Group, Inc.* (Real Estate)	217	2,791
Franklin Resources, Inc. (Diversified Financial Services)	1,085	65,621
Franklin Street Properties Corp. (REIT)	434	5,794
Fulton Financial Corp. (Banks)	1,302	8,606
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,255	7,682
Glacier Bancorp, Inc. (Banks)	434	6,649
GLG Partners, Inc. (Diversified Financial Services)	1,519	3,630
Hancock Holding Co. (Banks)	217	8,218
Hanover Insurance Group, Inc. (Insurance)	434	13,011
Hartford Financial Services Group, Inc. (Insurance)	2,387	27,379
Hatteras Financial Corp. (REIT)	217	5,223
HCC Insurance Holdings, Inc. (Insurance)	868	20,763
HCP, Inc. (REIT)	1,736	38,105
Health Care REIT, Inc. (REIT)	868	29,573
Healthcare Realty Trust, Inc. (REIT)	434	7,287
Highwoods Properties, Inc. (REIT)	434	10,412
Home Properties, Inc. (REIT)	217	7,907
Horace Mann Educators Corp. (Insurance)	217	1,905
Hospitality Properties Trust (REIT)	651	7,968
Host Marriott Corp. (REIT)	3,689	28,368
HRPT Properties Trust (REIT)	1,736	7,482
Hudson City Bancorp, Inc. (Savings & Loans)	3,472	43,608
Huntington Bancshares, Inc. (Banks)	2,604	7,265
IntercontinentalExchange, Inc.* (Diversified Financial Services)	434	38,018
International Bancshares Corp. (Banks)	434	5,863
Invesco, Ltd. (Diversified Financial Services)	2,821	41,525
Investment Technology Group, Inc.* (Diversified Financial Services)	217	4,943
IPC Holdings, Ltd. (Insurance)	434	11,301
iStar Financial, Inc. (REIT)	651	2,194
J.P. Morgan Chase & Co. (Diversified Financial Services)	27,125	895,125
Janus Capital Group, Inc. (Diversified Financial Services)	1,085	10,883
Jefferies Group, Inc. (Diversified Financial Services)	868	16,987
Jones Lang LaSalle, Inc. (Real Estate)	217	7,003
KeyCorp (Banks)	3,689	22,687
Kilroy Realty Corp. (REIT)	217	4,674
Kimco Realty Corp. (REIT)	2,387	28,692
LaSalle Hotel Properties (REIT)	217	2,595
Lazard, Ltd. - Class A (Diversified Financial Services)	651	17,772
Legg Mason, Inc. (Diversified Financial Services)	1,085	21,776
Lexington Corporate Properties Trust (REIT)	674	2,595
Liberty Property Trust (REIT)	651	15,845
Lincoln National Corp. (Insurance)	1,953	21,952
Loews Corp. (Insurance)	2,604	64,814
M&T Bank Corp. (Banks)	651	34,145
Mack-Cali Realty Corp. (REIT)	434	11,657
Marsh & McLennan Cos., Inc. (Insurance)	3,689	77,801
Marshall & Ilsley Corp. (Banks)	1,736	10,034
MasterCard, Inc. - Class A (Software)	651	119,426
Max Capital Group, Ltd. (Insurance)	434	7,183
MB Financial, Inc. (Banks)	217	2,958
MBIA, Inc.* (Insurance)	1,736	8,211
Mercury General Corp. (Insurance)	217	7,330
MetLife, Inc. (Insurance)	3,689	109,748
MF Global, Ltd.* (Diversified Financial Services)	651	3,971
MFA Financial, Inc. (REIT)	1,519	8,947
MGIC Investment Corp. (Insurance)	868	2,222
Mid-America Apartment Communities, Inc. (REIT)	217	8,027
Montpelier Re Holdings, Ltd. (Insurance)	651	8,111
Moody's Corp. (Commercial Services)	1,302	38,435
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,161	169,286
MSCI, Inc. - Class A* (Software)	434	9,110
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,085	20,865
National Financial Partners (Diversified Financial Services)	217	1,532
National Penn Bancshares, Inc. (Banks)	651	5,267
National Retail Properties, Inc. (REIT)	651	11,549
Nationwide Health Properties, Inc. (REIT)	651	16,073
New York Community Bancorp (Savings & Loans)	2,604	29,451
NewAlliance Bancshares, Inc. (Savings & Loans)	651	8,404
Northern Trust Corp. (Banks)	1,519	82,573
NYSE Euronext (Diversified Financial Services)	1,953	45,251
Old National Bancorp (Banks)	434	5,915
Old Republic International Corp. (Insurance)	1,736	16,266
OMEGA Healthcare Investors, Inc. (REIT)	651	10,234

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
optionsXpress Holdings, Inc. (Diversified Financial Services)	434	$7,144
Pacific Capital Bancorp (Banks)	434	3,012
PacWest Bancorp (Banks)	217	3,162
PartnerRe, Ltd. (Insurance)	434	29,594
Pennsylvania REIT (REIT)	217	1,682
People’s United Financial, Inc. (Banks)	1,302	20,337
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	217	7,523
Platinum Underwriters Holdings, Ltd. (Insurance)	434	12,486
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,302	44,945
PNC Financial Services Group (Banks)	3,038	120,609
Popular, Inc. (Banks)	1,953	5,586
Post Properties, Inc. (REIT)	217	2,769
Potlatch Corp. (Forest Products & Paper)	217	6,382
Principal Financial Group, Inc. (Insurance)	1,736	28,366
PrivateBancorp, Inc. (Banks)	217	4,394
ProAssurance Corp.* (Insurance)	217	9,535
Progressive Corp.* (Insurance)	4,557	69,631
ProLogis (REIT)	3,038	27,676
Prosperity Bancshares, Inc. (Banks)	434	12,052
Protective Life Corp. (Insurance)	434	3,719
Provident Bankshares Corp. (Banks)	217	1,907
Provident Financial Services, Inc. (Savings & Loans)	434	4,631
Prudential Financial, Inc. (Insurance)	3,038	87,737
Public Storage, Inc. (REIT)	868	58,035
Raymond James Financial Corp. (Diversified Financial Services)	651	10,214
Rayonier, Inc. (Forest Products & Paper)	651	25,142
Realty Income Corp. (REIT)	868	19,382
Redwood Trust, Inc. (REIT)	434	7,061
Regency Centers Corp. (REIT)	434	16,253
Regions Financial Corp. (Banks)	4,991	22,410
Reinsurance Group of America, Inc. (Insurance)	434	13,797
RenaissanceRe Holdings (Insurance)	434	21,118
RLI Corp. (Insurance)	217	10,423
SEI Investments Co. (Software)	1,085	15,223
Selective Insurance Group, Inc. (Insurance)	434	6,406
Senior Housing Properties Trust (REIT)	868	14,227
Simon Property Group, Inc. (REIT)	1,736	89,578
SL Green Realty Corp. (REIT)	434	7,664
SLM Corp.* (Diversified Financial Services)	3,472	16,770
St. Joe Co.* (Real Estate)	651	16,197
StanCorp Financial Group, Inc. (Insurance)	434	11,905
State Street Corp. (Banks)	3,255	111,093
Sterling Bancshares, Inc. (Banks)	434	2,886
Stifel Financial Corp.* (Diversified Financial Services)	217	10,683
Sunstone Hotel Investors, Inc. (REIT)	434	2,296
SunTrust Banks, Inc. (Banks)	2,604	37,602
Susquehanna Bancshares, Inc. (Banks)	651	5,247
SVB Financial Group* (Banks)	217	4,505
SWS Group, Inc. (Diversified Financial Services)	217	2,775
Synovus Financial Corp. (Banks)	1,953	6,308
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,953	75,230
Tanger Factory Outlet Centers, Inc. (REIT)	217	7,230
Taubman Centers, Inc. (REIT)	434	10,338
TCF Financial Corp. (Banks)	868	12,074
TD Ameritrade Holding Corp.* (Diversified Financial Services)	1,736	27,620
TFS Financial Corp. (Savings & Loans)	651	7,636
The Charles Schwab Corp. (Diversified Financial Services)	6,944	128,325
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,038	390,383
The Macerich Co. (REIT)	651	11,412
The Travelers Companies, Inc. (Insurance)	4,340	178,548
Torchmark Corp. (Insurance)	651	19,094
Tower Group, Inc. (Insurance)	217	5,900
Transatlantic Holdings, Inc. (Insurance)	217	8,231
TrustCo Bank Corp. NY (Banks)	651	3,906
Trustmark Corp. (Banks)	434	9,435
U.S. Bancorp (Banks)	12,586	229,317
UCBH Holdings, Inc. (Banks)	868	1,111
UDR, Inc. (REIT)	1,085	10,926
UMB Financial Corp. (Banks)	217	9,932
Umpqua Holdings Corp. (Banks)	434	4,162
United Bankshares, Inc. (Banks)	217	5,629
United Community Banks, Inc. (Banks)	434	2,799
Unitrin, Inc. (Insurance)	434	7,378
UnumProvident Corp. (Insurance)	2,387	39,004
Valley National Bancorp (Banks)	1,085	15,700
Ventas, Inc. (REIT)	1,085	31,074
Visa, Inc. - Class A (Commercial Services)	3,255	211,445
Vornado Realty Trust (REIT)	1,085	53,046
W.R. Berkley Corp. (Insurance)	1,085	25,942
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	651	14,589
Washington Federal, Inc. (Savings & Loans)	651	8,450
Washington REIT (REIT)	434	9,257
Webster Financial Corp. (Banks)	434	2,270
Weingarten Realty Investors (REIT)	868	13,489
Wells Fargo & Co. (Banks)	29,295	586,193
Westamerica Bancorp (Banks)	217	11,638
Western Union Co. (Commercial Services)	5,208	87,234
Whitney Holding Corp. (Banks)	434	5,191
Willis Group Holdings, Ltd. (Insurance)	1,302	35,818
Wilmington Trust Corp. (Banks)	434	6,297
Wintrust Financial Corp. (Banks)	217	3,689
XL Capital, Ltd. - Class A (Insurance)	2,387	22,700

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Zenith National Insurance Corp. (Insurance)	217	$4,945
Zions Bancorp (Banks)	868	9,487

TOTAL COMMON STOCKS (Cost $6,366,043)		8,720,533

	Principal Amount
Repurchase Agreements (27.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $449,001
(Collateralized by $457,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $458,121)	$449,000	449,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,462,004
(Collateralized by $1,427,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $1,492,606)	1,462,000	1,462,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,124,003
(Collateralized by $1,150,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,148,008)	1,124,000	1,124,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $91,000
(Collateralized by $166,000 of various U.S. Government Agency Obligations, 0.15%‡-0.21%‡, 7/13/09-9/21/09, market value $165,913)	91,000	91,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,126,000)		3,126,000

TOTAL INVESTMENT SECURITIES (Cost $9,492,043) — 103.0%		11,846,533
Net other assets (liabilities) — (3.0)%		(345,466)

NET ASSETS — 100.0%		$11,501,067

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,200,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index terminating on 5/26/09	$8,577,249	$(57,730)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Banks		20.5%
Commercial Services		3.1%
Diversified Financial Services		23.4%
Forest Products & Paper		0.7%
Insurance		16.3%
REIT		9.0%
Real Estate		0.4%
Savings & Loans		1.2%
Software		1.2%
Other**		24.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (55.3%)
Abbott Laboratories (Pharmaceuticals)	3,128	$130,907
Acorda Therapeutics, Inc.* (Biotechnology)	68	1,348
Aetna, Inc. (Healthcare - Services)	952	20,954
Affymetrix, Inc.* (Biotechnology)	136	638
Alcon, Inc. (Healthcare - Products)	170	15,642
Alexion Pharmaceuticals, Inc.* (Biotechnology)	170	5,681
Alkermes, Inc.* (Pharmaceuticals)	204	1,561
Allergan, Inc. (Pharmaceuticals)	612	28,556
Amedisys, Inc.* (Healthcare - Services)	68	2,281
American Medical Systems Holdings, Inc.* (Healthcare - Products)	136	1,682
AMERIGROUP Corp.* (Healthcare - Services)	102	3,047
Amgen, Inc.* (Biotechnology)	2,142	103,823
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	272	2,976
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	68	1,557
Bard (C.R.), Inc. (Healthcare - Products)	204	14,613
Baxter International, Inc. (Healthcare - Products)	1,258	61,013
Beckman Coulter, Inc. (Healthcare - Products)	136	7,148
Becton, Dickinson & Co. (Healthcare - Products)	476	28,788
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	34	2,369
Biogen Idec, Inc.* (Biotechnology)	612	29,584
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	204	2,623
Boston Scientific Corp.* (Healthcare - Products)	3,026	25,449
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,012	77,030
Brookdale Senior Living, Inc. (Healthcare - Services)	68	701
Celera Corp.* (Biotechnology)	170	1,375
Celgene Corp.* (Biotechnology)	918	39,217
Centene Corp.* (Healthcare - Services)	102	1,874
Cephalon, Inc.* (Pharmaceuticals)	136	8,923
Cepheid, Inc.* (Healthcare - Products)	102	989
Charles River Laboratories International, Inc.* (Biotechnology)	136	3,760
CIGNA Corp. (Insurance)	544	10,722
Community Health Systems, Inc.* (Healthcare - Services)	204	4,659
Cooper Cos., Inc. (Healthcare - Products)	102	2,932
Covance, Inc.* (Healthcare - Services)	136	5,342
Coventry Health Care, Inc.* (Healthcare - Services)	306	4,868
Covidien, Ltd. (Healthcare - Products)	1,020	33,640
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	102	1,693
DaVita, Inc.* (Healthcare - Services)	204	9,459
DENTSPLY International, Inc. (Healthcare - Products)	272	7,785
Edwards Lifesciences Corp.* (Healthcare - Products)	102	6,465
Eli Lilly & Co. (Pharmaceuticals)	1,972	64,918
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	204	3,374
Enzo Biochem, Inc.* (Biotechnology)	68	279
Enzon Pharmaceuticals, Inc.* (Biotechnology)	68	391
Express Scripts, Inc.* (Pharmaceuticals)	408	26,100
Facet Biotech Corp.* (Biotechnology)	34	318
Forest Laboratories, Inc.* (Pharmaceuticals)	612	13,274
Gen-Probe, Inc.* (Healthcare - Products)	102	4,912
Genzyme Corp.* (Biotechnology)	544	29,012
Gilead Sciences, Inc.* (Pharmaceuticals)	1,870	85,646
Haemonetics Corp.* (Healthcare - Products)	68	3,511
Health Management Associates, Inc. - Class A* (Healthcare - Services)	510	2,382
Health Net, Inc.* (Healthcare - Services)	204	2,946
HEALTHSOUTH Corp.* (Healthcare - Services)	170	1,593
Healthways, Inc.* (Healthcare - Services)	68	709
Henry Schein, Inc.* (Healthcare - Products)	170	6,977
Hill-Rom Holdings, Inc. (Healthcare - Products)	136	1,765
HMS Holdings Corp.* (Commercial Services)	34	1,019
Hologic, Inc.* (Healthcare - Products)	510	7,579
Hospira, Inc.* (Pharmaceuticals)	340	11,176
Humana, Inc.* (Healthcare - Services)	340	9,785
IDEXX Laboratories, Inc.* (Healthcare - Products)	136	5,345
Illumina, Inc.* (Biotechnology)	238	8,889
Immucor, Inc.* (Healthcare - Products)	136	2,215
Incyte Genomics, Inc.* (Biotechnology)	204	481
InterMune, Inc.* (Biotechnology)	68	921
Intuitive Surgical, Inc.* (Healthcare - Products)	68	9,774
Invacare Corp. (Healthcare - Products)	68	1,047
Inverness Medical Innovations, Inc.* (Healthcare - Products)	170	5,489
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,666
Johnson & Johnson (Healthcare - Products)	5,644	295,520
Kinetic Concepts, Inc.* (Healthcare - Products)	102	2,526
King Pharmaceuticals, Inc.* (Pharmaceuticals)	510	4,019
Laboratory Corp. of America Holdings* (Healthcare - Services)	204	13,087

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	340	$12,682
LifePoint Hospitals, Inc.* (Healthcare - Services)	102	2,637
Lincare Holdings, Inc.* (Healthcare - Services)	136	3,282
Magellan Health Services, Inc.* (Healthcare - Services)	68	2,010
Masimo Corp.* (Healthcare - Products)	102	2,948
Medarex, Inc.* (Pharmaceuticals)	272	1,610
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,020	44,421
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	102	1,639
Mednax, Inc.* (Healthcare - Services)	102	3,662
Medtronic, Inc. (Healthcare - Products)	2,278	72,896
Merck & Co., Inc. (Pharmaceuticals)	4,318	104,668
Millipore Corp.* (Biotechnology)	102	6,028
Mylan Laboratories, Inc.* (Pharmaceuticals)	612	8,109
Myriad Genetics, Inc.* (Biotechnology)	204	7,913
Nektar Therapeutics* (Biotechnology)	170	952
NuVasive, Inc.* (Healthcare - Products)	68	2,577
Odyssey Healthcare, Inc.* (Healthcare - Services)	68	704
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	102	2,642
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	102	3,424
Owens & Minor, Inc. (Distribution/Wholesale)	68	2,358
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	730
PAREXEL International Corp.* (Commercial Services)	102	1,011
Patterson Cos., Inc.* (Healthcare - Products)	204	4,174
PDL BioPharma, Inc. (Biotechnology)	238	1,702
Perrigo Co. (Pharmaceuticals)	170	4,406
Pfizer, Inc. (Pharmaceuticals)	13,736	183,513
Pharmaceutical Product Development, Inc. (Commercial Services)	204	4,000
PharMerica Corp.* (Pharmaceuticals)	68	1,241
PSS World Medical, Inc.* (Healthcare - Products)	136	1,975
Psychiatric Solutions, Inc.* (Healthcare - Services)	102	1,978
Quest Diagnostics, Inc. (Healthcare - Services)	306	15,707
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	136	1,803
ResMed, Inc.* (Healthcare - Products)	170	6,536
Savient Pharmaceuticals, Inc.* (Biotechnology)	102	539
Schering-Plough Corp. (Pharmaceuticals)	3,298	75,920
Sepracor, Inc.* (Pharmaceuticals)	204	2,899
St. Jude Medical, Inc.* (Healthcare - Products)	714	23,933
STERIS Corp. (Healthcare - Products)	102	2,458
Stryker Corp. (Healthcare - Products)	612	23,691
Techne Corp. (Healthcare - Products)	68	3,891
Tenet Healthcare Corp.* (Healthcare - Services)	952	2,142
The Medicines Co.* (Pharmaceuticals)	102	1,018
Theravance, Inc.* (Pharmaceuticals)	102	1,462
Thermo Electron Corp.* (Electronics)	850	29,818
Thoratec Corp.* (Healthcare - Products)	102	2,964
United Therapeutics Corp.* (Pharmaceuticals)	34	2,136
UnitedHealth Group, Inc. (Healthcare - Services)	2,516	59,176
Universal Health Services, Inc. - Class B (Healthcare - Services)	102	5,141
Valeant Pharmaceuticals International* (Pharmaceuticals)	136	2,279
Varian Medical Systems, Inc.* (Healthcare - Products)	238	7,942
Varian, Inc.* (Electronics)	68	2,245
Vertex Pharmaceuticals, Inc.* (Biotechnology)	340	10,479
Warner Chilcott, Ltd.* (Pharmaceuticals)	170	1,664
Waters Corp.* (Electronics)	204	9,011
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	204	6,312
WellCare Health Plans, Inc.* (Healthcare - Services)	68	1,021
WellPoint, Inc.* (Healthcare - Services)	1,020	43,615
West Pharmaceutical Services, Inc. (Healthcare - Products)	68	2,220
Wyeth (Pharmaceuticals)	2,720	115,328
Zimmer Holdings, Inc.* (Healthcare - Products)	442	19,444

TOTAL COMMON STOCKS (Cost $1,969,175)		2,318,005

	Principal Amount
Repurchase Agreements (44.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $265,001
(Collateralized by $270,000 U.S. Treasury Notes, 0.88%, 2/28/11, market value $270,307)	$265,000	265,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $864,002
(Collateralized by $844,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $882,803)	864,000	864,000

See accompanying notes to the Schedule of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $664,002
(Collateralized by $679,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $677,824)	$664,000	$664,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $56,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	56,000	56,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,849,000)		1,849,000

TOTAL INVESTMENT SECURITIES (Cost $3,818,175) — 99.4%		4,167,005
Net other assets (liabilities) — 0.6%		23,366

NET ASSETS — 100.0%		$4,190,371

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index terminating on 5/26/09	$4,009,313	$30,273

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Biotechnology	6.2%
Commercial Services	0.1%
Distribution/Wholesale	0.1%
Electronics	1.0%
Healthcare - Products	17.8%
Healthcare - Services	5.2%
Insurance	0.3%
Pharmaceuticals	24.6%
Other**	44.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (69.8%)
3M Co. (Miscellaneous Manufacturing)	1,044	$60,134
AAR Corp.* (Aerospace/Defense)	58	874
Accenture, Ltd. - Class A (Commercial Services)	1,015	29,871
Actuant Corp. - Class A (Miscellaneous Manufacturing)	87	1,067
Acuity Brands, Inc. (Miscellaneous Manufacturing)	58	1,667
Acxiom Corp. (Software)	116	1,119
Administaff, Inc. (Commercial Services)	29	773
Aecom Technology Corp.* (Engineering & Construction)	116	2,985
Affiliated Computer Services, Inc. - Class A* (Computers)	145	7,015
AGCO Corp.* (Machinery - Diversified)	145	3,523
Agilent Technologies, Inc.* (Electronics)	580	10,591
Albany International Corp. - Class A (Machinery - Diversified)	58	538
Alexander & Baldwin, Inc. (Transportation)	58	1,545
Alliance Data Systems Corp.* (Commercial Services)	116	4,857
Alliant Techsystems, Inc.* (Aerospace/Defense)	58	4,620
American Commercial Lines, Inc.* (Transportation)	58	289
Ametek, Inc. (Electrical Components & Equipment)	174	5,605
Amphenol Corp. - Class A (Electronics)	290	9,814
Anixter International, Inc.* (Telecommunications)	58	2,307
AptarGroup, Inc. (Miscellaneous Manufacturing)	116	3,599
Arkansas Best Corp. (Transportation)	29	669
Arrow Electronics, Inc.* (Electronics)	203	4,616
Astec Industries, Inc.* (Machinery - Construction & Mining)	29	894
ATMI, Inc.* (Semiconductors)	58	916
Automatic Data Processing, Inc. (Software)	841	29,603
Avnet, Inc.* (Electronics)	232	5,078
AVX Corp. (Electronics)	87	871
Baldor Electric Co. (Hand/Machine Tools)	58	1,346
Ball Corp. (Packaging & Containers)	145	5,469
BE Aerospace, Inc.* (Aerospace/Defense)	174	1,877
Belden, Inc. (Electrical Components & Equipment)	87	1,402
Bemis Co., Inc. (Packaging & Containers)	174	4,183
Benchmark Electronics, Inc.* (Electronics)	116	1,407
Black Box Corp. (Telecommunications)	29	794
Boeing Co. (Aerospace/Defense)	1,073	42,974
Brady Corp. - Class A (Electronics)	87	1,833
Brink’s Home Security Holdings, Inc.* (Commercial Services)	58	1,542
Broadridge Financial Solutions, Inc. (Software)	232	4,489
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	116	2,518
Burlington Northern Santa Fe Corp. (Transportation)	464	31,311
C.H. Robinson Worldwide, Inc. (Transportation)	290	15,416
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	87	1,979
Caterpillar, Inc. (Machinery - Construction & Mining)	986	35,082
Ceradyne, Inc.* (Miscellaneous Manufacturing)	29	500
Checkpoint Systems, Inc.* (Electronics)	58	705
Cintas Corp. (Textiles)	203	5,209
Clarcor, Inc. (Miscellaneous Manufacturing)	87	2,704
Clean Harbors, Inc.* (Environmental Control)	29	1,453
Cognex Corp. (Machinery - Diversified)	58	816
Commscope, Inc.* (Telecommunications)	116	2,912
Con-way, Inc. (Transportation)	87	2,156
Convergys Corp.* (Commercial Services)	174	1,759
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	290	9,509
Corrections Corp. of America* (Commercial Services)	203	2,868
Crane Co. (Miscellaneous Manufacturing)	87	2,009
Crown Holdings, Inc.* (Packaging & Containers)	261	5,755
CSX Corp. (Transportation)	667	19,737
CTS Corp. (Electronics)	58	352
Cummins, Inc. (Machinery - Diversified)	290	9,860
Curtiss-Wright Corp. (Aerospace/Defense)	87	2,781
CyberSource Corp.* (Internet)	116	1,695
Danaher Corp. (Miscellaneous Manufacturing)	406	23,727
Deere & Co. (Machinery - Diversified)	696	28,717
Deluxe Corp. (Commercial Services)	87	1,262
Dionex Corp.* (Electronics)	29	1,827
Donaldson Co., Inc. (Miscellaneous Manufacturing)	116	3,827
Dover Corp. (Miscellaneous Manufacturing)	319	9,819
Eagle Materials, Inc. - Class A (Building Materials)	58	1,612
Eaton Corp. (Miscellaneous Manufacturing)	261	11,432
Electro Scientific Industries, Inc.* (Electronics)	29	249
EMCOR Group, Inc.* (Engineering & Construction)	116	2,412
Emerson Electric Co. (Electrical Components & Equipment)	1,247	42,448

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
EnerSys* (Electrical Components & Equipment)	58	$989
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	29	1,206
Esterline Technologies Corp.* (Aerospace/Defense)	58	1,528
Expeditors International of Washington, Inc. (Transportation)	348	12,079
Fastenal Co. (Distribution/Wholesale)	232	8,900
FedEx Corp. (Transportation)	464	25,965
Fidelity National Information Services, Inc. (Software)	319	5,694
Fiserv, Inc.* (Software)	261	9,741
Flextronics International, Ltd.* (Electronics)	1,334	5,176
FLIR Systems, Inc.* (Electronics)	232	5,146
Flowserve Corp. (Machinery - Diversified)	87	5,907
Fluor Corp. (Engineering & Construction)	290	10,982
Fortune Brands, Inc. (Household Products/Wares)	232	9,120
Forward Air Corp. (Transportation)	58	967
Foster Wheeler AG* (Engineering & Construction)	203	4,371
FTI Consulting, Inc.* (Commercial Services)	87	4,775
G & K Services, Inc. (Textiles)	29	724
Gardner Denver, Inc.* (Machinery - Diversified)	87	2,316
GATX Corp. (Trucking & Leasing)	58	1,746
Genco Shipping & Trading, Ltd. (Transportation)	58	1,108
General Cable Corp.* (Electrical Components & Equipment)	87	2,361
General Dynamics Corp. (Aerospace/Defense)	522	26,972
General Electric Co. (Miscellaneous Manufacturing)	17,313	219,009
General Maritime Corp. (Oil & Gas Services)	87	864
Genesee & Wyoming, Inc. - Class A* (Transportation)	58	1,740
Global Payments, Inc. (Software)	145	4,649
Goodrich Corp. (Aerospace/Defense)	203	8,989
Graco, Inc. (Machinery - Diversified)	87	2,052
GrafTech International, Ltd.* (Electrical Components & Equipment)	203	1,784
Granite Construction, Inc. (Engineering & Construction)	58	2,288
Greif, Inc. - Class A (Packaging & Containers)	29	1,313
Harsco Corp. (Miscellaneous Manufacturing)	145	3,995
Hewitt Associates, Inc.* (Commercial Services)	145	4,547
Hexcel Corp.* (Aerospace/Defense Equipment)	145	1,391
HLTH Corp.* (Internet)	145	1,595
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,102	34,393
Hub Group, Inc. - Class A* (Transportation)	58	1,334
Hubbell, Inc. - Class B (Electrical Components & Equipment)	87	2,888
Huron Consulting Group, Inc.* (Commercial Services)	29	1,391
IDEX Corp. (Machinery - Diversified)	145	3,661
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	725	23,780
IMS Health, Inc. (Software)	290	3,642
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	522	11,364
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	58	889
Iron Mountain, Inc.* (Commercial Services)	290	8,262
Itron, Inc.* (Electronics)	58	2,668
ITT Industries, Inc. (Miscellaneous Manufacturing)	290	11,893
J.B. Hunt Transport Services, Inc. (Transportation)	174	4,893
Jabil Circuit, Inc. (Electronics)	319	2,584
Jack Henry & Associates, Inc. (Computers)	145	2,613
Jacobs Engineering Group, Inc.* (Engineering & Construction)	203	7,722
Joy Global, Inc. (Machinery - Construction & Mining)	174	4,437
Kaman Corp. (Aerospace/Defense)	29	490
Kansas City Southern Industries, Inc.* (Transportation)	145	2,211
Kaydon Corp. (Metal Fabricate/Hardware)	58	1,854
KBR, Inc. (Engineering & Construction)	261	4,077
Kennametal, Inc. (Hand/Machine Tools)	116	2,372
Kirby Corp.* (Transportation)	87	2,685
Knight Transportation, Inc. (Transportation)	87	1,538
L-3 Communications Holdings, Inc. (Aerospace/Defense)	203	15,458
Landstar System, Inc. (Transportation)	87	3,098
Lender Processing Services, Inc. (Diversified Financial Services)	145	4,156
Lennox International, Inc. (Building Materials)	87	2,774
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	58	2,583
Littelfuse, Inc.* (Electrical Components & Equipment)	29	475
Lockheed Martin Corp. (Aerospace/Defense)	522	40,993
Louisiana-Pacific Corp. (Forest Products & Paper)	174	708
Manitowoc Co. (Machinery - Diversified)	203	1,208
Manpower, Inc. (Commercial Services)	116	4,998
ManTech International Corp. - Class A* (Software)	29	1,050
Martin Marietta Materials (Building Materials)	58	4,874
Masco Corp. (Building Materials)	609	5,396

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
McDermott International, Inc* (Engineering & Construction)	377	$6,085
MDU Resources Group, Inc. (Electric)	290	5,095
MeadWestvaco Corp. (Forest Products & Paper)	261	4,087
Metavante Technologies, Inc.* (Software)	145	3,421
Methode Electronics, Inc. (Electronics)	58	349
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	58	3,575
Mine Safety Appliances Co. (Environmental Control)	58	1,430
Molex, Inc. (Electrical Components & Equipment)	116	1,934
Molex, Inc. - Class A (Electrical Components & Equipment)	116	1,774
Monster Worldwide, Inc.* (Internet)	203	2,801
Moog, Inc. - Class A* (Aerospace/Defense)	58	1,553
MPS Group, Inc.* (Commercial Services)	145	1,166
MSC Industrial Direct Co. - Class A (Retail)	58	2,369
Mueller Industries, Inc. (Metal Fabricate/Hardware)	58	1,274
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	174	729
Nalco Holding Co. (Environmental Control)	232	3,786
National Instruments Corp. (Computers)	87	1,917
Navigant Consulting Co.* (Commercial Services)	87	1,280
Navistar International Corp.* (Auto Manufacturers)	116	4,385
NeuStar, Inc.* (Telecommunications)	116	2,205
Newport Corp.* (Electronics)	58	289
Nordson Corp. (Machinery - Diversified)	58	2,104
Norfolk Southern Corp. (Transportation)	609	21,729
Northrop Grumman Corp. (Aerospace/Defense)	493	23,837
Old Dominion Freight Line, Inc.* (Transportation)	58	1,633
Orbital Sciences Corp.* (Aerospace/Defense)	87	1,345
Oshkosh Truck Corp. (Auto Manufacturers)	116	1,114
Overseas Shipholding Group, Inc. (Transportation)	29	833
Owens Corning, Inc.* (Building Materials)	145	2,595
Owens-Illinois, Inc.* (Packaging & Containers)	261	6,366
PACCAR, Inc. (Auto Manufacturers)	551	19,527
Packaging Corp. of America (Packaging & Containers)	174	2,761
Pactiv Corp.* (Packaging & Containers)	203	4,438
Pall Corp. (Miscellaneous Manufacturing)	203	5,361
Park Electrochemical Corp. (Electronics)	29	597
Parker Hannifin Corp. (Miscellaneous Manufacturing)	261	11,836
Paychex, Inc. (Commercial Services)	522	14,099
Pentair, Inc. (Miscellaneous Manufacturing)	174	4,635
PerkinElmer, Inc. (Electronics)	203	2,958
PHH Corp.* (Commercial Services)	87	1,460
Plexus Corp.* (Electronics)	58	1,285
Precision Castparts Corp. (Metal Fabricate/Hardware)	232	17,368
Quanex Building Products Corp. (Building Materials)	58	595
Quanta Services, Inc.* (Commercial Services)	319	7,251
R.R. Donnelley & Sons Co. (Commercial Services)	348	4,054
Raytheon Co. (Aerospace/Defense)	696	31,480
Regal-Beloit Corp. (Hand/Machine Tools)	58	2,357
Republic Services, Inc. (Environmental Control)	522	10,962
Resources Connection, Inc.* (Commercial Services)	87	1,701
Robert Half International, Inc. (Commercial Services)	261	6,269
Rock-Tenn Co. - Class A (Forest Products & Paper)	58	2,190
Rockwell Collins, Inc. (Aerospace/Defense)	261	10,009
Rockwell International Corp. (Machinery - Diversified)	203	6,413
Roper Industries, Inc. (Miscellaneous Manufacturing)	145	6,611
Ryder System, Inc. (Transportation)	87	2,409
Sanmina-SCI Corp.* (Electronics)	841	471
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	29	1,437
Sealed Air Corp. (Packaging & Containers)	261	4,975
Shaw Group, Inc.* (Engineering & Construction)	145	4,862
Sherwin-Williams Co. (Chemicals)	174	9,855
Silgan Holdings, Inc. (Packaging & Containers)	29	1,348
Simpson Manufacturing Co., Inc. (Building Materials)	58	1,291
Sonoco Products Co. (Packaging & Containers)	174	4,247
Spherion Corp.* (Commercial Services)	87	312
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	174	2,218
SPX Corp. (Miscellaneous Manufacturing)	87	4,017
Stericycle, Inc.* (Environmental Control)	145	6,827
Taser International, Inc.* (Electronics)	87	418
Teekay Shipping Corp. (Transportation)	58	838

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Teledyne Technologies, Inc.* (Aerospace/Defense)	58	$1,852
Teleflex, Inc. (Miscellaneous Manufacturing)	58	2,493
TeleTech Holdings, Inc.* (Commercial Services)	58	770
Temple-Inland, Inc. (Forest Products & Paper)	145	1,731
Terex Corp.* (Machinery - Construction & Mining)	145	2,001
Tetra Tech, Inc.* (Environmental Control)	87	2,137
Texas Industries, Inc. (Building Materials)	29	927
Textron, Inc. (Miscellaneous Manufacturing)	406	4,356
The Brink’s Co. (Miscellaneous Manufacturing)	58	1,644
The Corporate Executive Board Co. (Commercial Services)	58	1,002
Thomas & Betts Corp.* (Electronics)	87	2,707
Timken Co. (Metal Fabricate/Hardware)	116	1,865
Toro Co. (Housewares)	58	1,762
Total System Services, Inc. (Software)	319	3,978
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	58	2,038
Trimble Navigation, Ltd.* (Electronics)	203	4,352
Trinity Industries, Inc. (Miscellaneous Manufacturing)	116	1,695
TrueBlue, Inc.* (Commercial Services)	58	563
Tyco Electronics, Ltd. (Electronics)	754	13,150
Tyco International, Ltd. (Miscellaneous Manufacturing)	783	18,604
Union Pacific Corp. (Transportation)	812	39,902
United Parcel Service, Inc. - Class B (Transportation)	1,131	59,197
United Rentals, Inc.* (Commercial Services)	87	527
United Stationers, Inc.* (Distribution/Wholesale)	29	949
United Technologies Corp. (Aerospace/Defense)	1,450	70,818
URS Corp.* (Engineering & Construction)	145	6,389
USG Corp.* (Building Materials)	116	1,724
UTI Worldwide, Inc.* (Transportation)	145	1,952
Valmont Industries, Inc. (Metal Fabricate/Hardware)	29	1,850
Veeco Instruments, Inc.* (Semiconductors)	58	420
Viad Corp. (Commercial Services)	29	553
Vishay Intertechnology, Inc.* (Electronics)	290	1,702
VistaPrint, Ltd.* (Commercial Services)	58	1,992
Vulcan Materials Co. (Building Materials)	145	6,895
W.W. Grainger, Inc. (Distribution/Wholesale)	116	9,730
Wabtec Corp. (Machinery - Diversified)	87	3,318
Waste Connections, Inc.* (Environmental Control)	145	3,738
Waste Management, Inc. (Environmental Control)	812	21,656
Watsco, Inc. (Distribution/Wholesale)	29	1,246
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	58	3,077
Werner Enterprises, Inc. (Transportation)	87	1,422
WESCO International, Inc.* (Distribution/Wholesale)	58	1,508
Weyerhaeuser Co. (Forest Products & Paper)	348	12,270
Woodward Governor Co. (Electronics)	87	1,737
World Fuel Services Corp. (Retail)	58	2,212
YRC Worldwide, Inc.* (Transportation)	87	264
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	116	2,465

TOTAL COMMON STOCKS (Cost $1,664,053)		1,846,517

	Principal Amount
Repurchase Agreements (53.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $202,000
(Collateralized by $205,900 U.S. Treasury Notes, 0.88%, 2/28/11, market value $206,134)	$202,000	202,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $659,002
(Collateralized by $643,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $672,562)	659,000	659,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $507,001
(Collateralized by $519,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $518,101)	507,000	507,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $43,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	$43,000	$43,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,411,000)		1,411,000

TOTAL INVESTMENT SECURITIES (Cost $3,075,053)—123.2%		3,257,517
Net other assets (liabilities) — (23.2)%		(614,039)

NET ASSETS — 100.0%		$2,643,478

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $780,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index terminating on 5/26/09	$2,130,628	$37,448

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Aerospace/Defense	11.1%
Aerospace/Defense Equipment	0.2%
Auto Manufacturers	0.9%
Building Materials	1.1%
Chemicals	0.4%
Commercial Services	4.1%
Computers	0.5%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.2%
Electric	0.2%
Electrical Components & Equipment	2.5%
Electronics	3.2%
Engineering & Construction	1.9%
Environmental Control	2.0%
Forest Products & Paper	0.8%
Hand/Machine Tools	0.4%
Household Products/Wares	0.3%
Housewares	0.1%
Internet	0.3%
Iron/Steel	0.1%
Machinery - Construction & Mining	1.7%
Machinery - Diversified	2.6%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	18.7%
Oil & Gas Services	NM
Packaging & Containers	1.6%
Retail	0.2%
Semiconductors	NM
Software	2.4%
Telecommunications	0.3%
Textiles	0.2%
Transportation	9.9%
Trucking & Leasing	0.1%
Other**	30.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (75.9%)
Akamai Technologies, Inc.* (Internet)	13,728	$302,290
Allscripts Healthcare Solutions, Inc. (Software)	13,572	168,564
Amazon.com, Inc.* (Internet)	7,644	615,495
Ariba, Inc.* (Internet)	16,224	155,913
Art Technology Group, Inc.* (Internet)	39,780	124,909
Check Point Software Technologies, Ltd.* (Internet)	12,480	289,162
Concur Technologies, Inc.* (Software)	7,800	211,146
CyberSource Corp.* (Internet)	11,232	164,099
DealerTrack Holdings, Inc.* (Internet)	9,204	139,717
Digital River, Inc.* (Internet)	5,616	215,767
E* TRADE Financial Corp.* (Diversified Financial Services)	123,708	176,902
EarthLink, Inc.* (Internet)	21,060	159,635
eBay, Inc.* (Internet)	36,192	596,082
Expedia, Inc.* (Internet)	25,428	346,075
Google, Inc. - Class A* (Internet)	2,340	926,570
HLTH Corp.* (Internet)	14,664	161,304
IAC/InterActiveCorp* (Internet)	12,480	199,930
Internap Network Services Corp.* (Internet)	27,768	77,195
j2 Global Communications, Inc.* (Internet)	7,644	183,379
Juniper Networks, Inc.* (Telecommunications)	23,712	513,365
Monster Worldwide, Inc.* (Internet)	20,748	286,322
Netflix, Inc.* (Internet)	5,148	233,256
NETGEAR, Inc.* (Telecommunications)	9,672	154,849
Overstock.com, Inc.* (Internet)	7,644	103,041
Priceline.com, Inc.* (Internet)	3,120	302,921
Quest Software, Inc.* (Software)	11,856	172,268
RealNetworks, Inc.* (Internet)	35,724	87,881
Salesforce.com, Inc.* (Software)	7,956	340,596
Sapient Corp.* (Internet)	25,272	129,645
SONICWALL, Inc.* (Internet)	19,032	103,344
Sonus Networks, Inc.* (Telecommunications)	56,004	96,887
TD Ameritrade Holding Corp.* (Diversified Financial Services)	19,500	310,245
Tibco Software, Inc.* (Internet)	29,328	185,353
Ticketmaster Entertainment, Inc.* (Commercial Services)	18,876	99,288
United Online, Inc. (Internet)	24,648	130,634
ValueClick, Inc.* (Internet)	19,032	201,739
VeriSign, Inc.* (Internet)	13,884	285,733
Vocus, Inc.* (Internet)	6,240	106,080
Websense, Inc.* (Internet)	10,296	183,578
Yahoo!, Inc.* (Internet)	35,724	$510,496

TOTAL COMMON STOCKS (Cost $8,360,639)		9,751,655

	Principal Amount
Repurchase Agreements (35.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $646,001 (Collateralized by $658,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $659,049)	$646,000	646,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,104,005 (Collateralized by $2,052,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,146,341)	2,104,000	2,104,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,618,004 (Collateralized by $1,654,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,651,135)	1,618,000	1,618,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $132,000 (Collateralized by $136,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $135,885)	132,000	132,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,500,000)		4,500,000

TOTAL INVESTMENT SECURITIES (Cost $12,860,639) — 110.9%		14,251,655
Net other assets (liabilities) — (10.9)%		(1,406,372)

NET ASSETS — 100.0%		$12,845,283

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index terminating on 5/26/09	$9,574,073	$67,572

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Commercial Services	0.8%
Diversified Financial Services	3.8%
Internet	58.4%
Software	6.9%
Telecommunications	6.0%
Other**	24.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (39.1%)
Leap Wireless International, Inc.* (Telecommunications)	3,264	$117,733
MetroPCS Communications, Inc.* (Telecommunications)	14,976	255,940
NII Holdings, Inc. - Class B* (Telecommunications)	9,984	161,341
Sprint Nextel Corp.* (Telecommunications)	168,192	733,317
Telephone & Data Systems, Inc. (Telecommunications)	3,264	93,579
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	3,072	79,380
US Cellular Corp.* (Telecommunications)	960	32,640

TOTAL COMMON STOCKS (Cost $1,081,638)		1,473,930

	Principal Amount
Repurchase Agreements (62.7%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $339,001 (Collateralized by $345,400 U.S. Treasury Notes, 0.88%, 2/28/11, market value $345,793)	$339,000	339,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,106,003 (Collateralized by $1,080,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $1,129,653)	1,106,000	1,106,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $850,002 (Collateralized by $869,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $867,495)	850,000	850,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $72,000 (Collateralized by $142,000 of various U.S. Government Agency Obligations, 0.15%‡-0.21%‡, 7/13/09-9/21/09, market value $141,933)	72,000	72,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,367,000)		2,367,000

TOTAL INVESTMENT SECURITIES (Cost $3,448,638) — 101.8%		3,840,930
Net other assets (liabilities) — (1.8)%		(66,253)

NET ASSETS — 100.0%		$3,774,677

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index terminating on 5/26/09	$4,196,834	$70,082

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Telecommunications	39.1%
Other**	60.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (77.0%)
Anadarko Petroleum Corp. (Oil & Gas)	16,182	$696,797
Apache Corp. (Oil & Gas)	11,745	855,741
Arena Resources, Inc.* (Oil & Gas)	1,305	37,414
Atlas America, Inc. (Oil & Gas)	1,305	20,306
Atwood Oceanics, Inc.* (Oil & Gas)	1,827	40,779
Baker Hughes, Inc. (Oil & Gas Services)	10,701	380,742
Berry Petroleum Co. - Class A (Oil & Gas)	1,305	21,506
Bill Barrett Corp.* (Oil & Gas)	1,044	27,123
BJ Services Co. (Oil & Gas Services)	10,179	141,386
Bristow Group, Inc.* (Transportation)	1,044	23,761
Cabot Oil & Gas Corp. (Oil & Gas)	3,654	110,314
Cameron International Corp.* (Oil & Gas Services)	7,569	193,615
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,044	12,873
Chart Industries, Inc.* (Machinery - Diversified)	1,044	14,439
Chesapeake Energy Corp. (Oil & Gas)	21,141	416,689
ChevronTexaco Corp. (Oil & Gas)	70,209	4,640,815
Cimarex Energy Co. (Oil & Gas)	2,871	77,230
Complete Production Services, Inc.* (Oil & Gas Services)	1,827	12,204
Comstock Resources, Inc.* (Oil & Gas)	1,566	53,964
Concho Resources, Inc.* (Oil & Gas)	2,088	57,253
ConocoPhillips (Oil & Gas)	48,285	1,979,685
Continental Resources, Inc.* (Oil & Gas)	1,044	24,377
Core Laboratories N.V. (Oil & Gas Services)	783	65,169
Denbury Resources, Inc.* (Oil & Gas)	8,613	140,220
Devon Energy Corp. (Oil & Gas)	14,616	757,840
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,349	170,091
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,871	70,713
Drill-Quip, Inc.* (Oil & Gas Services)	1,044	35,893
El Paso Corp. (Pipelines)	24,795	171,085
Encore Acquisition Co.* (Oil & Gas)	1,827	53,330
Energen Corp. (Gas)	2,349	84,846
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,566	28,783
Ensco International, Inc. (Oil & Gas)	4,959	140,241
EOG Resources, Inc. (Oil & Gas)	8,613	546,753
Evergreen Solar, Inc.* (Energy - Alternate Sources)	5,220	12,685
EXCO Resources, Inc.* (Oil & Gas)	6,003	70,715
Exterran Holdings, Inc.* (Oil & Gas Services)	2,349	48,507
Exxon Mobil Corp. (Oil & Gas)	173,043	11,536,777
First Solar, Inc.* (Energy - Alternate Sources)	1,566	293,296
FMC Technologies, Inc.* (Oil & Gas Services)	4,437	151,878
Forest Oil Corp.* (Oil & Gas)	3,132	50,112
Frontier Oil Corp. (Oil & Gas)	3,654	46,442
Global Industries, Ltd.* (Oil & Gas Services)	3,654	23,641
Goodrich Petroleum Corp.* (Oil & Gas)	1,044	23,939
Halliburton Co. (Oil & Gas Services)	31,320	633,290
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,871	26,097
Helmerich & Payne, Inc. (Oil & Gas)	3,393	104,572
Hercules Offshore, Inc.* (Oil & Gas Services)	3,132	10,022
Hess Corp. (Oil & Gas)	10,440	572,008
Holly Corp. (Oil & Gas)	1,566	32,823
ION Geophysical Corp.* (Oil & Gas Services)	3,132	7,830
Key Energy Services, Inc.* (Oil & Gas Services)	4,176	18,333
Marathon Oil Corp. (Oil & Gas)	24,795	736,411
Mariner Energy, Inc.* (Oil & Gas)	3,132	35,642
Murphy Oil Corp. (Oil & Gas)	6,525	311,308
Nabors Industries, Ltd.* (Oil & Gas)	9,918	150,853
National-Oilwell Varco, Inc.* (Oil & Gas Services)	14,355	434,669
Newfield Exploration Co.* (Oil & Gas)	4,698	146,484
Newpark Resources, Inc.* (Oil & Gas Services)	3,132	8,770
Noble Corp. (Oil & Gas)	9,135	249,660
Noble Energy, Inc. (Oil & Gas)	6,003	340,670
Occidental Petroleum Corp. (Oil & Gas)	28,449	1,601,394
Oceaneering International, Inc.* (Oil & Gas Services)	1,827	83,256
OGE Energy Corp. (Electric)	3,393	87,234
Oil States International, Inc.* (Oil & Gas Services)	1,827	34,530
Parker Drilling Co.* (Oil & Gas)	3,915	10,805
Patterson-UTI Energy, Inc. (Oil & Gas)	5,481	69,664
Penn Virginia Corp. (Oil & Gas)	1,566	22,034
Petrohawk Energy Corp.* (Oil & Gas)	9,657	227,905
Pioneer Natural Resources Co. (Oil & Gas)	4,176	96,549
Plains Exploration & Production Co.* (Oil & Gas)	3,654	68,951
Pride International, Inc.* (Oil & Gas)	6,003	136,268
Quicksilver Resources, Inc.* (Oil & Gas)	4,176	33,951
Range Resources Corp. (Oil & Gas)	5,481	219,076
Rowan Cos., Inc. (Oil & Gas)	3,654	57,039
SandRidge Energy, Inc.* (Oil & Gas)	3,393	27,687
Schlumberger, Ltd. (Oil & Gas Services)	41,760	2,045,822
SEACOR SMIT, Inc.* (Oil & Gas Services)	783	51,459
Smith International, Inc. (Oil & Gas Services)	7,569	195,659
Southern Union Co. (Gas)	3,654	58,135
Southwestern Energy Co.* (Oil & Gas)	12,006	430,535
St. Mary Land & Exploration Co. (Oil & Gas)	2,088	37,313
Stone Energy Corp.* (Oil & Gas)	1,305	5,625
Sunoco, Inc. (Oil & Gas)	4,176	110,706
SunPower Corp. - Class A* (Energy - Alternate Sources)	1,566	42,877
SunPower Corp. - Class B* (Electrical Components & Equipment)	1,566	39,714

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Superior Energy Services, Inc.* (Oil & Gas Services)	2,610	$50,138
Swift Energy Co.* (Oil & Gas)	1,044	11,296
Tesoro Petroleum Corp. (Oil & Gas)	4,698	71,644
TETRA Technologies, Inc.* (Oil & Gas Services)	2,610	14,929
The Williams Cos., Inc. (Pipelines)	20,097	283,368
Tidewater, Inc. (Oil & Gas Services)	1,827	79,018
Transocean, Ltd.* (Oil & Gas)	11,223	757,328
Ultra Petroleum Corp.* (Oil & Gas)	5,220	223,416
Unit Corp.* (Oil & Gas)	1,566	42,736
Valero Energy Corp. (Oil & Gas)	18,009	357,299
W&T Offshore, Inc. (Oil & Gas)	1,044	9,688
Weatherford International, Ltd.* (Oil & Gas Services)	23,751	394,979
Whiting Petroleum Corp.* (Oil & Gas)	1,827	59,853
XTO Energy, Inc. (Oil & Gas)	20,097	696,562

TOTAL COMMON STOCKS (Cost $23,412,588)		37,027,853

	Principal Amount
Repurchase Agreements (24.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,657,003 (Collateralized by $1,688,300 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,690,221)	$1,657,000	1,657,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $5,387,013 (Collateralized by $5,254,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $5,495,553)	5,387,000	5,387,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,144,010 (Collateralized by $4,149,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $4,227,612)	4,144,000	4,144,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $332,001 (Collateralized by $340,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $339,712)	332,000	332,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,520,000)		11,520,000

TOTAL INVESTMENT SECURITIES (Cost $34,932,588) — 101.0%		48,547,853
Net other assets (liabilities) — (1.0)%		(463,277)

NET ASSETS — 100.0%		$48,084,576

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $9,000,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 5/26/09	$35,338,367	$(679,656)

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Electric	0.2%
Electrical Components & Equipment	0.2%
Energy - Alternate Sources	0.7%
Gas	0.3%
Machinery - Diversified	NM
Oil & Gas	63.7%
Oil & Gas Services	10.8%
Pipelines	1.0%
Transportation	0.1%
Other**	23.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (72.9%)
Atwood Oceanics, Inc.* (Oil & Gas)	2,478	$55,309
Baker Hughes, Inc. (Oil & Gas Services)	14,160	503,813
BJ Services Co. (Oil & Gas Services)	13,452	186,848
Bristow Group, Inc.* (Transportation)	1,239	28,200
Cameron International Corp.* (Oil & Gas Services)	10,089	258,077
Chart Industries, Inc.* (Machinery - Diversified)	1,239	17,135
Complete Production Services, Inc.* (Oil & Gas Services)	2,301	15,371
Core Laboratories N.V. (Oil & Gas Services)	1,062	88,390
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,009	217,882
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,717	91,550
Drill-Quip, Inc.* (Oil & Gas Services)	1,416	48,682
El Paso Corp. (Pipelines)	32,391	223,498
Ensco International, Inc. (Oil & Gas)	6,549	185,206
Exterran Holdings, Inc.* (Oil & Gas Services)	3,009	62,136
FMC Technologies, Inc.* (Oil & Gas Services)	5,664	193,879
Global Industries, Ltd.* (Oil & Gas Services)	4,602	29,775
Halliburton Co. (Oil & Gas Services)	41,064	830,314
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,894	35,396
Helmerich & Payne, Inc. (Oil & Gas)	4,425	136,378
Hercules Offshore, Inc.* (Oil & Gas Services)	4,071	13,027
ION Geophysical Corp.* (Oil & Gas Services)	4,071	10,178
Key Energy Services, Inc.* (Oil & Gas Services)	5,664	24,865
Nabors Industries, Ltd.* (Oil & Gas)	13,098	199,221
National-Oilwell Varco, Inc.* (Oil & Gas Services)	18,939	573,473
Newpark Resources, Inc.* (Oil & Gas Services)	4,071	11,399
Noble Corp. (Oil & Gas)	12,213	333,781
Oceaneering International, Inc.* (Oil & Gas Services)	2,478	112,922
OGE Energy Corp. (Electric)	4,425	113,767
Oil States International, Inc.* (Oil & Gas Services)	2,301	43,489
Parker Drilling Co.* (Oil & Gas)	5,133	14,167
Patterson-UTI Energy, Inc. (Oil & Gas)	7,080	89,987
Pride International, Inc.* (Oil & Gas)	7,965	180,805
Rowan Cos., Inc. (Oil & Gas)	4,779	74,600
Schlumberger, Ltd. (Oil & Gas Services)	54,870	2,688,081
SEACOR SMIT, Inc.* (Oil & Gas Services)	885	58,162
Smith International, Inc. (Oil & Gas Services)	10,089	260,801
Superior Energy Services, Inc.* (Oil & Gas Services)	3,540	68,003
TETRA Technologies, Inc.* (Oil & Gas Services)	3,363	19,236
The Williams Cos., Inc. (Pipelines)	26,550	374,355
Tidewater, Inc. (Oil & Gas Services)	2,301	99,518
Transocean, Ltd.* (Oil & Gas)	14,691	991,349
Unit Corp.* (Oil & Gas)	2,124	57,964
Weatherford International, Ltd.* (Oil & Gas Services)	31,329	521,001

TOTAL COMMON STOCKS (Cost $8,575,792)		10,141,990

	Principal Amount
Repurchase Agreements (29.3%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $586,001 (Collateralized by $597,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $597,779)	$586,000	586,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,907,005 (Collateralized by $1,861,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $1,946,559)	1,907,000	1,907,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,467,004 (Collateralized by $1,500,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,497,402)	1,467,000	1,467,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $120,000 (Collateralized by $186,000 of various U.S. Government Agency Obligations, 0.15%‡-0.21%‡, 7/13/09-9/21/09, market value $185,896)	120,000	120,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,080,000)		4,080,000

TOTAL INVESTMENT SECURITIES (Cost $12,655,792)—102.2%		14,221,990
Net other assets (liabilities) — (2.2)%		(307,605)

NET ASSETS — 100.0%		$13,914,385

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,900,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index terminating on 5/26/09	$10,794,345	$(260,974)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	April 30, 2009
(unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Electric	0.8%
Machinery - Diversified	0.1%
Oil & Gas	18.2%
Oil & Gas Services	49.3%
Pipelines	4.3%
Transportation	0.2%
Other**	27.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (54.2%)
Abbott Laboratories (Pharmaceuticals)	2,840	$118,854
Alkermes, Inc.* (Pharmaceuticals)	180	1,377
Allergan, Inc. (Pharmaceuticals)	560	26,130
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	80	1,832
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,640	69,888
Cephalon, Inc.* (Pharmaceuticals)	120	7,873
Eli Lilly & Co. (Pharmaceuticals)	1,780	58,598
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	200	3,308
Enzon Pharmaceuticals, Inc.* (Biotechnology)	80	460
Forest Laboratories, Inc.* (Pharmaceuticals)	560	12,146
Hospira, Inc.* (Pharmaceuticals)	300	9,861
Johnson & Johnson (Healthcare - Products)	5,120	268,083
King Pharmaceuticals, Inc.* (Pharmaceuticals)	460	3,625
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	100	1,607
Merck & Co., Inc. (Pharmaceuticals)	3,900	94,536
Mylan Laboratories, Inc.* (Pharmaceuticals)	560	7,420
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	60	644
Perrigo Co. (Pharmaceuticals)	160	4,147
Pfizer, Inc. (Pharmaceuticals)	12,460	166,466
Schering-Plough Corp. (Pharmaceuticals)	3,000	69,060
Sepracor, Inc.* (Pharmaceuticals)	200	2,842
The Medicines Co.* (Pharmaceuticals)	100	998
Theravance, Inc.* (Pharmaceuticals)	100	1,433
Valeant Pharmaceuticals International* (Pharmaceuticals)	120	2,011
Warner Chilcott, Ltd.* (Pharmaceuticals)	160	1,566
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	200	6,188
Wyeth (Pharmaceuticals)	2,460	104,304

TOTAL COMMON STOCKS (Cost $988,955)		1,045,257

	Principal Amount
Repurchase Agreements (46.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $127,000
(Collateralized by $129,500 U.S. Treasury Notes, 0.88%, 2/28/11, market value $129,647)	$127,000	127,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $415,001
(Collateralized by $406,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $424,666)	415,000	415,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $318,001
(Collateralized by $326,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $325,435)	318,000	318,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $28,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	28,000	28,000

TOTAL REPURCHASE AGREEMENTS (Cost $888,000)		888,000

TOTAL INVESTMENT SECURITIES (Cost $1,876,955) —100.3%		1,933,257
Net other assets (liabilities) — (0.3)%		(6,715)

NET ASSETS — 100.0%		$1,926,542

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $460,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 5/26/09	$1,839,507	$9,392

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Biotechnology		NM
Healthcare - Products		14.0%
Pharmaceuticals		40.2%
Other**		45.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (105.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $9,105,018
(Collateralized by $9,276,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $9,287,256)	$9,105,000	$9,105,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $29,593,074
(Collateralized by $30,294,000 Federal Home Loan Mortgage Corp., 0.42%‡, 3/5/10, market value $30,185,421)	29,593,000	29,593,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $22,763,057
(Collateralized by $22,378,000 of various U.S. Government Agency Obligations, 0.39%‡-3.88%, 2/1/10-6/29/11, market value $23,219,885)	22,763,000	22,763,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,810,004
(Collateralized by $1,847,000 Federal Home Loan Bank, 0.13%‡, 6/25/09, market value $1,846,627)	1,810,000	1,810,000

TOTAL REPURCHASE AGREEMENTS (Cost $63,271,000)		63,271,000

TOTAL INVESTMENT SECURITIES (Cost $63,271,000) — 105.1%		63,271,000
Net other assets (liabilities) — (5.1)%		(3,074,558)

NET ASSETS — 100.0%		$60,196,442

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $25,900,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 5/26/09	$90,625,326	$(4,144,085)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (41.4%)
Alexandria Real Estate Equities, Inc. (REIT)	836	$30,497
AMB Property Corp. (REIT)	3,124	59,637
American Campus Communities, Inc. (REIT)	924	20,032
Annaly Mortgage Management, Inc. (REIT)	12,012	169,009
Apartment Investment and Management Co. - Class A (REIT)	2,596	18,951
Avalonbay Communities, Inc. (REIT)	1,760	99,986
BioMed Realty Trust, Inc. (REIT)	1,804	20,584
Boston Properties, Inc. (REIT)	2,640	130,469
Brandywine Realty Trust (REIT)	1,980	12,256
BRE Properties, Inc. - Class A (REIT)	1,144	28,108
Brookfield Properties Corp. (Real Estate)	4,532	33,854
Camden Property Trust (REIT)	1,188	32,230
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	5,016	37,620
CBL & Associates Properties, Inc. (REIT)	1,584	12,577
Colonial Properties Trust (REIT)	924	6,690
Corporate Office Properties Trust (REIT)	1,144	34,961
Cousins Properties, Inc. (REIT)	924	7,808
DCT Industrial Trust, Inc. (REIT)	3,828	16,920
Developers Diversified Realty Corp. (REIT)	2,684	11,085
DiamondRock Hospitality Co. (REIT)	2,420	15,706
Digital Realty Trust, Inc. (REIT)	1,584	57,040
Douglas Emmett, Inc. (REIT)	2,420	23,159
Duke-Weeks Realty Corp. (REIT)	4,708	45,997
Entertainment Properties Trust (REIT)	748	17,286
Equity Lifestyle Properties, Inc. (REIT)	528	20,946
Equity Residential Properties Trust (REIT)	6,072	138,988
Essex Property Trust, Inc. (REIT)	616	39,110
Federal Realty Investment Trust (REIT)	1,320	72,864
First Industrial Realty Trust, Inc. (REIT)	968	3,649
Forest City Enterprises, Inc. - Class A (Real Estate)	1,496	12,611
Forestar Group, Inc.* (Real Estate)	748	9,619
Franklin Street Properties Corp. (REIT)	1,408	18,797
Hatteras Financial Corp. (REIT)	792	19,063
HCP, Inc. (REIT)	5,632	123,622
Health Care REIT, Inc. (REIT)	2,464	83,948
Healthcare Realty Trust, Inc. (REIT)	1,320	22,163
Highwoods Properties, Inc. (REIT)	1,408	33,778
Home Properties, Inc. (REIT)	704	25,654
Hospitality Properties Trust (REIT)	2,112	25,851
Host Marriott Corp. (REIT)	11,660	89,665
HRPT Properties Trust (REIT)	5,016	21,619
iStar Financial, Inc. (REIT)	2,200	7,414
Jones Lang LaSalle, Inc. (Real Estate)	792	25,558
Kilroy Realty Corp. (REIT)	748	16,112
Kimco Realty Corp. (REIT)	7,216	86,736
LaSalle Hotel Properties (REIT)	924	11,051
Lexington Corporate Properties Trust (REIT)	1,807	6,957
Liberty Property Trust (REIT)	2,200	53,548
Mack-Cali Realty Corp. (REIT)	1,452	39,001
MFA Financial, Inc. (REIT)	4,972	29,285
Mid-America Apartment Communities, Inc. (REIT)	616	22,786
National Retail Properties, Inc. (REIT)	1,760	31,222
Nationwide Health Properties, Inc. (REIT)	2,288	56,491
OMEGA Healthcare Investors, Inc. (REIT)	1,848	29,051
Pennsylvania REIT (REIT)	880	6,820
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,740	129,105
Post Properties, Inc. (REIT)	968	12,352
Potlatch Corp. (Forest Products & Paper)	880	25,881
ProLogis (REIT)	9,328	84,978
Public Storage, Inc. (REIT)	2,860	191,220
Rayonier, Inc. (Forest Products & Paper)	1,760	67,971
Realty Income Corp. (REIT)	2,332	52,074
Redwood Trust, Inc. (REIT)	1,144	18,613
Regency Centers Corp. (REIT)	1,540	57,673
Senior Housing Properties Trust (REIT)	2,684	43,991
Simon Property Group, Inc. (REIT)	5,324	274,718
SL Green Realty Corp. (REIT)	1,276	22,534
St. Joe Co.* (Real Estate)	2,068	51,452
Sunstone Hotel Investors, Inc. (REIT)	1,188	6,285
Tanger Factory Outlet Centers, Inc. (REIT)	704	23,457
Taubman Centers, Inc. (REIT)	1,188	28,298
The Macerich Co. (REIT)	1,716	30,081
UDR, Inc. (REIT)	3,036	30,572
Ventas, Inc. (REIT)	3,212	91,992
Vornado Realty Trust (REIT)	3,256	159,186
Washington REIT (REIT)	1,188	25,340
Weingarten Realty Investors (REIT)	2,376	36,923

TOTAL COMMON STOCKS (Cost $2,411,646)		3,591,137

	Principal Amount
Repurchase Agreements (52.9%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $659,001
(Collateralized by $671,500 U.S. Treasury Notes, 0.88%, 2/28/11, market value $672,264)	$659,000	659,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,146,005
(Collateralized by $2,094,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,190,272)	2,146,000	2,146,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,650,004
(Collateralized by $1,687,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,684,078)	$1,650,000	$1,650,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $134,000
(Collateralized by $138,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $137,883)	134,000	134,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,589,000)		4,589,000

TOTAL INVESTMENT SECURITIES (Cost $7,000,646) — 94.3%		8,180,137
Net other assets (liabilities) — 5.7%		492,494

NET ASSETS — 100.0%		$8,672,631

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,200,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 5/26/09	$9,418,144	$31,876

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Forest Products & Paper		2.6%
REIT		36.9%
Real Estate		1.9%
Other**		58.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (38.0%)
Actel Corp.* (Semiconductors)	290	$3,587
Advanced Micro Devices, Inc.* (Semiconductors)	6,960	25,126
Altera Corp. (Semiconductors)	3,770	61,489
Amkor Technology, Inc.* (Semiconductors)	1,305	5,625
Analog Devices, Inc. (Semiconductors)	3,625	77,140
Applied Materials, Inc. (Semiconductors)	16,965	207,143
Applied Micro Circuits Corp.* (Semiconductors)	870	4,742
Atheros Communications* (Telecommunications)	725	12,485
Atmel Corp.* (Semiconductors)	5,655	21,715
Broadcom Corp. - Class A* (Semiconductors)	5,365	124,414
Brooks Automation, Inc.* (Semiconductors)	725	4,510
Cabot Microelectronics Corp.* (Chemicals)	290	8,355
Cirrus Logic, Inc.* (Semiconductors)	725	3,371
Cohu, Inc. (Semiconductors)	290	2,830
Cree Research, Inc.* (Semiconductors)	1,015	27,801
Cymer, Inc.* (Electronics)	435	12,358
Cypress Semiconductor Corp.* (Semiconductors)	1,885	14,948
DSP Group, Inc.* (Semiconductors)	290	1,824
Exar Corp.* (Semiconductors)	435	2,675
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,595	9,825
FormFactor, Inc.* (Semiconductors)	580	10,109
Integrated Device Technology, Inc.* (Semiconductors)	2,175	11,810
Intel Corp. (Semiconductors)	70,325	1,109,728
InterDigital, Inc.* (Telecommunications)	580	15,266
International Rectifier Corp.* (Semiconductors)	870	14,686
Intersil Corp. - Class A (Semiconductors)	1,595	18,502
KLA -Tencor Corp. (Semiconductors)	2,175	60,334
Kulicke & Soffa Industries, Inc.* (Semiconductors)	725	2,900
Lam Research Corp.* (Semiconductors)	1,595	44,469
Lattice Semiconductor Corp.* (Semiconductors)	1,450	2,523
Linear Technology Corp. (Semiconductors)	2,610	56,846
LSI Logic Corp.* (Semiconductors)	8,120	31,181
Marvell Technology Group, Ltd.* (Semiconductors)	6,090	66,868
Maxim Integrated Products, Inc. (Semiconductors)	4,060	55,013
MEMC Electronic Materials, Inc.* (Semiconductors)	2,900	46,980
Micrel, Inc. (Semiconductors)	580	4,350
Microchip Technology, Inc. (Semiconductors)	2,320	53,360
Micron Technology, Inc.* (Semiconductors)	9,715	47,409
Microsemi Corp.* (Semiconductors)	1,015	13,621
National Semiconductor Corp. (Semiconductors)	2,900	35,873
Novellus Systems, Inc.* (Semiconductors)	1,305	23,568
NVIDIA Corp.* (Semiconductors)	6,815	78,236
OmniVision Technologies, Inc.* (Semiconductors)	580	5,516
ON Semiconductor Corp.* (Semiconductors)	5,220	28,292
PMC-Sierra, Inc.* (Semiconductors)	2,755	21,820
Rambus, Inc.* (Semiconductors)	1,305	15,634
RF Micro Devices, Inc.* (Telecommunications)	3,045	6,425
SanDisk Corp.* (Computers)	2,900	45,588
Semtech Corp.* (Semiconductors)	725	10,455
Silicon Image, Inc.* (Semiconductors)	870	2,366
Silicon Laboratories, Inc.* (Semiconductors)	580	19,291
Skyworks Solutions, Inc.* (Semiconductors)	2,030	17,945
Teradyne, Inc.* (Semiconductors)	2,175	12,920
Tessera Technologies, Inc.* (Semiconductors)	580	8,143
Texas Instruments, Inc. (Semiconductors)	16,385	295,913
TriQuint Semiconductor, Inc.* (Semiconductors)	1,885	7,220
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	870	22,263
Xilinx, Inc. (Semiconductors)	3,480	71,131
Zoran Corp.* (Semiconductors)	580	5,185

TOTAL COMMON STOCKS (Cost $2,438,617)		3,031,702

	Principal Amount
Repurchase Agreements (63.6%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $729,001
(Collateralized by $742,900 U.S. Treasury Notes, 0.88%, 2/28/11, market value $743,745)	$729,000	729,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,373,006
(Collateralized by $2,315,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,421,432)	2,373,000	2,373,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,825,005
(Collateralized by $1,865,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,861,770)	1,825,000	1,825,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $148,000
(Collateralized by $152,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $151,871)	$148,000	$148,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,075,000)		5,075,000

TOTAL INVESTMENT SECURITIES (Cost $7,513,617) — 101.6%		8,106,702
Net other assets (liabilities) — (1.6)%		(129,231)

NET ASSETS — 100.0%		$7,977,471

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 5/26/09	$8,943,789	$134,185

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Chemicals		0.1%
Computers		0.6%
Electronics		0.1%
Semiconductors		36.7%
Telecommunications		0.5%
Other**		62.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (51.9%)
3Com Corp.* (Telecommunications)	1,320	$5,346
ACI Worldwide, Inc.* (Software)	165	2,850
Actel Corp.* (Semiconductors)	165	2,041
Adaptec, Inc.* (Telecommunications)	330	944
ADC Telecommunications, Inc.* (Telecommunications)	330	2,429
Adobe Systems, Inc.* (Software)	1,815	49,640
ADTRAN, Inc. (Telecommunications)	165	3,490
Advanced Micro Devices, Inc.* (Semiconductors)	1,980	7,148
Akamai Technologies, Inc.* (Internet)	660	14,533
Altera Corp. (Semiconductors)	990	16,147
Amdocs, Ltd.* (Telecommunications)	660	13,814
American Tower Corp.* (Telecommunications)	1,320	41,923
Amkor Technology, Inc.* (Semiconductors)	330	1,422
Analog Devices, Inc. (Semiconductors)	990	21,067
ANSYS, Inc.* (Software)	330	9,115
Apple Computer, Inc.* (Computers)	3,135	394,477
Applied Materials, Inc. (Semiconductors)	4,785	58,425
Applied Micro Circuits Corp.* (Semiconductors)	165	899
Ariba, Inc.* (Internet)	330	3,171
Arris Group, Inc.* (Telecommunications)	495	5,282
Atheros Communications* (Telecommunications)	165	2,841
Atmel Corp.* (Semiconductors)	1,650	6,336
Autodesk, Inc.* (Software)	825	16,451
Avocent Corp.* (Internet)	165	2,383
Blackboard, Inc.* (Software)	165	5,615
BMC Software, Inc.* (Software)	660	22,882
Brightpoint, Inc.* (Distribution/Wholesale)	165	860
Broadcom Corp. - Class A* (Semiconductors)	1,485	34,437
Brocade Communications Systems, Inc.* (Computers)	1,320	7,630
Brooks Automation, Inc.* (Semiconductors)	165	1,026
CA, Inc. (Software)	1,485	25,616
CACI International, Inc. - Class A* (Computers)	165	6,526
Cadence Design Systems, Inc.* (Computers)	825	4,604
Cerner Corp.* (Software)	165	8,877
Check Point Software Technologies, Ltd.* (Internet)	660	15,292
Ciena Corp.* (Telecommunications)	330	3,944
Cirrus Logic, Inc.* (Semiconductors)	165	767
Cisco Systems, Inc.* (Telecommunications)	20,625	398,475
Citrix Systems, Inc.* (Software)	660	18,830
Cognizant Technology Solutions Corp.* (Computers)	990	24,542
Computer Sciences Corp.* (Computers)	495	18,295
Compuware Corp.* (Software)	825	6,171
Comtech Telecommunications Corp.* (Telecommunications)	165	5,523
Concur Technologies, Inc.* (Software)	165	4,467
Corning, Inc. (Telecommunications)	5,445	79,606
Cree Research, Inc.* (Semiconductors)	330	9,039
Crown Castle International Corp.* (Telecommunications)	825	20,229
CSG Systems International, Inc.* (Software)	165	2,393
Cymer, Inc.* (Electronics)	165	4,688
Cypress Semiconductor Corp.* (Semiconductors)	495	3,925
Dell, Inc.* (Computers)	6,105	70,940
Diebold, Inc. (Computers)	165	4,361
Digital River, Inc.* (Internet)	165	6,339
DST Systems, Inc.* (Computers)	165	5,968
Dycom Industries, Inc.* (Engineering & Construction)	165	1,389
EarthLink, Inc.* (Internet)	330	2,501
Echostar Holding Corp.* (Telecommunications)	165	2,610
Electronics for Imaging, Inc.* (Computers)	165	1,620
EMC Corp.* (Computers)	7,095	88,900
Emulex Corp.* (Semiconductors)	330	3,455
Equinix, Inc.* (Internet)	165	11,588
Exar Corp.* (Semiconductors)	165	1,015
Extreme Networks, Inc.* (Telecommunications)	330	581
F5 Networks, Inc.* (Internet)	330	8,999
Fair Isaac Corp. (Software)	165	2,775
Fairchild Semiconductor International, Inc.* (Semiconductors)	495	3,049
Finisar Corp.* (Telecommunications)	1,485	980
FormFactor, Inc.* (Semiconductors)	165	2,876
Gartner Group, Inc.* (Commercial Services)	165	2,229
Google, Inc. - Class A* (Internet)	825	326,675
Harmonic, Inc.* (Telecommunications)	330	2,419
Harris Corp. (Telecommunications)	495	15,137
Hewlett-Packard Co. (Computers)	8,415	302,772
IAC/InterActiveCorp* (Internet)	330	5,287
Imation Corp. (Computers)	165	1,650
Informatica Corp.* (Software)	330	5,247
Infospace, Inc.* (Internet)	165	1,094
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	495	7,187
Insight Enterprises, Inc.* (Retail)	165	944
Integrated Device Technology, Inc.* (Semiconductors)	660	3,584
Intel Corp. (Semiconductors)	19,470	307,237
InterDigital, Inc.* (Telecommunications)	165	4,343
Intermec, Inc.* (Machinery - Diversified)	165	1,993
International Business Machines Corp. (Computers)	4,785	493,860
International Rectifier Corp.* (Semiconductors)	330	5,570
Intersil Corp. - Class A (Semiconductors)	495	5,742
Intuit, Inc.* (Software)	990	22,899

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
j2 Global Communications, Inc.* (Internet)	165	$3,958
JDA Software Group, Inc.* (Software)	165	2,328
JDS Uniphase Corp.* (Telecommunications)	825	3,803
Juniper Networks, Inc.* (Telecommunications)	1,815	39,295
KLA -Tencor Corp. (Semiconductors)	660	18,308
Kulicke & Soffa Industries, Inc.* (Semiconductors)	165	660
Lam Research Corp.* (Semiconductors)	495	13,801
Lattice Semiconductor Corp.* (Semiconductors)	330	574
Lexmark International, Inc. - Class A* (Computers)	330	6,475
Linear Technology Corp. (Semiconductors)	660	14,375
LSI Logic Corp.* (Semiconductors)	2,310	8,870
Macrovision Solutions Corp.* (Entertainment)	330	6,673
Marvell Technology Group, Ltd.* (Semiconductors)	1,650	18,117
Maxim Integrated Products, Inc. (Semiconductors)	1,155	15,650
McAfee, Inc.* (Internet)	495	18,582
MEMC Electronic Materials, Inc.* (Semiconductors)	825	13,365
Mentor Graphics Corp.* (Computers)	330	2,218
Micrel, Inc. (Semiconductors)	165	1,238
Microchip Technology, Inc. (Semiconductors)	660	15,180
Micron Technology, Inc.* (Semiconductors)	2,640	12,883
Micros Systems, Inc.* (Computers)	330	6,923
Microsemi Corp.* (Semiconductors)	330	4,429
Microsoft Corp. (Software)	27,720	561,607
Motorola, Inc. (Telecommunications)	7,425	41,060
National Semiconductor Corp. (Semiconductors)	825	10,205
NCR Corp.* (Computers)	495	5,024
NetApp, Inc.* (Computers)	1,155	21,137
Novell, Inc.* (Software)	1,155	4,343
Novellus Systems, Inc.* (Semiconductors)	330	5,960
Nuance Communications, Inc.* (Software)	825	11,014
NVIDIA Corp.* (Semiconductors)	1,815	20,836
Omniture, Inc.* (Commercial Services)	330	4,066
OmniVision Technologies, Inc.* (Semiconductors)	165	1,569
ON Semiconductor Corp.* (Semiconductors)	1,485	8,049
Oracle Corp. (Software)	13,530	261,670
Palm, Inc.* (Computers)	495	5,193
Parametric Technology Corp.* (Software)	330	3,680
Perot Systems Corp. - Class A* (Computers)	330	4,640
Pitney Bowes, Inc. (Office/Business Equipment)	660	16,196
Plantronics, Inc. (Telecommunications)	165	2,102
PMC-Sierra, Inc.* (Semiconductors)	825	6,534
Polycom, Inc.* (Telecommunications)	330	6,151
Progress Software Corp.* (Software)	165	3,496
QLogic Corp.* (Semiconductors)	495	7,019
Qualcomm, Inc. (Telecommunications)	5,775	244,398
Quest Software, Inc.* (Software)	165	2,397
Rambus, Inc.* (Semiconductors)	330	3,953
Red Hat, Inc.* (Software)	660	11,398
RF Micro Devices, Inc.* (Telecommunications)	825	1,741
S1 Corp.* (Internet)	165	1,023
SAIC, Inc.* (Commercial Services)	660	11,946
Salesforce.com, Inc.* (Software)	330	14,127
SanDisk Corp.* (Computers)	825	12,969
SAVVIS, Inc.* (Telecommunications)	165	1,878
SBA Communications Corp. - Class A* (Telecommunications)	330	8,316
Seagate Technology (Computers)	1,650	13,464
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	165	2,379
Silicon Image, Inc.* (Semiconductors)	330	898
Silicon Laboratories, Inc.* (Semiconductors)	165	5,488
Skyworks Solutions, Inc.* (Semiconductors)	660	5,834
Solera Holdings, Inc.* (Software)	165	3,765
SONICWALL, Inc.* (Internet)	165	896
Sonus Networks, Inc.* (Telecommunications)	660	1,142
SRA International, Inc. - Class A* (Computers)	165	2,539
Sun Microsystems, Inc.* (Computers)	2,640	24,182
Sybase, Inc.* (Software)	330	11,207
Sycamore Networks, Inc.* (Telecommunications)	660	1,947
Symantec Corp.* (Internet)	2,805	48,386
Synaptics, Inc.* (Computers)	165	5,359
Syniverse Holdings, Inc.* (Telecommunications)	165	2,079
Synopsys, Inc.* (Computers)	495	10,781
Tech Data Corp.* (Distribution/Wholesale)	165	4,750
Tekelec* (Telecommunications)	165	2,558
Tellabs, Inc.* (Telecommunications)	1,320	6,917
Teradata Corp.* (Computers)	660	11,035
Teradyne, Inc.* (Semiconductors)	660	3,920
Tessera Technologies, Inc.* (Semiconductors)	165	2,317
Texas Instruments, Inc. (Semiconductors)	4,620	83,437
Tibco Software, Inc.* (Internet)	660	4,171
TriQuint Semiconductor, Inc.* (Semiconductors)	495	1,896
Unisys Corp.* (Computers)	1,155	1,409
United Online, Inc. (Internet)	330	1,749
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	330	8,445
VeriFone Holdings, Inc.* (Software)	330	2,478

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
VeriSign, Inc.* (Internet)	660	$13,583
VMware, Inc. - Class A* (Software)	165	4,303
Websense, Inc.* (Internet)	165	2,942
Western Digital Corp.* (Computers)	825	19,404
Wind River Systems, Inc.* (Software)	165	1,209
Xerox Corp. (Office/Business Equipment)	3,135	19,155
Xilinx, Inc. (Semiconductors)	990	20,236
Yahoo!, Inc.* (Internet)	4,455	63,662
Zoran Corp.* (Semiconductors)	165	1,475

TOTAL COMMON STOCKS (Cost $4,214,139)		5,127,047

	Principal Amount
Repurchase Agreements (48.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $687,001
(Collateralized by $700,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $700,897)	$687,000	687,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,234,006
(Collateralized by $2,180,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,280,226)	2,234,000	2,234,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,718,004
(Collateralized by $1,756,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,752,959)	1,718,000	1,718,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $140,000
(Collateralized by $144,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $143,878)	140,000	140,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,779,000)		4,779,000

TOTAL INVESTMENT SECURITIES (Cost $8,993,139) — 100.3%		9,906,047
Net other assets (liabilities) — (0.3)%		(33,094)

NET ASSETS — 100.0%		$9,872,953

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index terminating on 5/26/09	$9,687,314	$45,310

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Commercial Services		0.1%
Computers		16.3%
Distribution/Wholesale		0.2%
Electronics		0.1%
Engineering & Construction		NM
Entertainment		0.1%
Internet		5.5%
Machinery - Diversified		NM
Office/Business Equipment		0.4%
Retail		NM
Semiconductors		8.6%
Software		11.0%
Telecommunications		9.6%
Other**		48.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (55.3%)
AT&T, Inc. (Telecommunications)	27,400	$701,989
CenturyTel, Inc. (Telecommunications)	675	18,326
Cincinnati Bell, Inc.* (Telecommunications)	1,500	4,185
Embarq Corp. (Telecommunications)	900	32,904
Frontier Communications Corp. (Telecommunications)	2,025	14,398
Leap Wireless International, Inc.* (Telecommunications)	375	13,526
Leucadia National Corp.* (Holding Companies - Diversified)	1,125	23,884
Level 3 Communications, Inc.* (Telecommunications)	10,500	11,760
MetroPCS Communications, Inc.* (Telecommunications)	1,575	26,917
NII Holdings, Inc. - Class B* (Telecommunications)	1,050	16,968
Qwest Communications International, Inc. (Telecommunications)	9,075	35,302
RCN Corp.* (Telecommunications)	225	922
Sprint Nextel Corp.* (Telecommunications)	18,075	78,807
Telephone & Data Systems, Inc. (Telecommunications)	375	10,751
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	300	7,752
tw telecom, Inc.* (Telecommunications)	975	8,960
US Cellular Corp.* (Telecommunications)	75	2,550
Verizon Communications, Inc. (Telecommunications)	18,600	564,324
Virgin Media, Inc. (Telecommunications)	1,875	14,475
Windstream Corp. (Telecommunications)	2,850	23,655

TOTAL COMMON STOCKS (Cost $1,448,666)		1,612,355

	Principal Amount
Repurchase Agreements (32.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $135,000
(Collateralized by $137,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $137,857)	$135,000	135,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $442,001
(Collateralized by $432,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $451,861)	442,000	442,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $340,001
(Collateralized by $348,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $347,397)	340,000	340,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $30,000
(Collateralized by $200,000 Federal Home Loan Bank, 0.15%‡, 7/13/09, market value $199,938)	30,000	30,000

TOTAL REPURCHASE AGREEMENTS (Cost $947,000)		947,000

TOTAL INVESTMENT SECURITIES (Cost $2,395,666) — 87.7%		2,559,355
Net other assets (liabilities) — 12.3%		358,651

NET ASSETS — 100.0%		$2,918,006

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $610,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 5/26/09	$2,465,078	$39,618

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Holding Companies - Diversified		0.8%
Telecommunications		54.5%
Other**		44.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2009
(unaudited)

	Shares	Value
Common Stocks (73.5%)
AGL Resources, Inc. (Gas)	1,995	$62,184
Allegheny Energy, Inc. (Electric)	4,522	117,210
ALLETE, Inc. (Electric)	665	17,317
Alliant Energy Corp. (Electric)	2,926	65,425
Ameren Corp. (Electric)	5,586	128,590
American Electric Power, Inc. (Electric)	10,906	287,700
American Water Works Co., Inc. (Water)	1,596	28,728
Aqua America, Inc. (Water)	3,591	65,895
Atmos Energy Corp. (Gas)	2,394	59,156
Avista Corp. (Electric)	1,463	22,018
Black Hills Corp. (Electric)	1,064	21,152
California Water Service Group (Water)	532	20,764
Calpine Corp.* (Electric)	9,709	78,740
CenterPoint Energy, Inc. (Electric)	8,246	87,737
Cleco Corp. (Electric)	1,596	33,660
CMS Energy Corp. (Electric)	5,985	71,940
Consolidated Edison, Inc. (Electric)	7,315	271,606
Constellation Energy Group, Inc. (Electric)	4,788	115,295
Covanta Holding Corp.* (Energy - Alternate Sources)	3,325	46,916
Dominion Resources, Inc. (Electric)	15,561	469,320
DPL, Inc. (Electric)	3,059	68,613
DTE Energy Co. (Electric)	4,389	129,783
Duke Energy Corp. (Electric)	33,649	464,693
Dynegy, Inc. - Class A* (Electric)	13,433	23,911
Edison International (Electric)	7,980	227,510
El Paso Electric Co.* (Electric)	1,197	16,519
Entergy Corp. (Electric)	5,054	327,348
EQT Corp. (Oil & Gas)	3,458	116,292
Exelon Corp. (Electric)	17,689	815,994
FirstEnergy Corp. (Electric)	8,246	337,261
FPL Group, Inc. (Electric)	10,108	543,709
Great Plains Energy, Inc. (Electric)	3,192	46,188
Hawaiian Electric Industries, Inc. (Electric)	2,394	37,203
IDACORP, Inc. (Electric)	1,197	28,692
Integrys Energy Group, Inc. (Electric)	1,995	52,688
ITC Holdings Corp. (Electric)	1,330	57,895
Laclede Group, Inc. (Gas)	532	18,450
Mirant Corp.* (Electric)	4,256	54,179
National Fuel Gas Co. (Pipelines)	1,862	60,906
New Jersey Resources Corp. (Gas)	1,197	39,405
Nicor, Inc. (Gas)	1,197	38,472
NiSource, Inc. (Electric)	7,315	80,392
Northeast Utilities System (Electric)	4,655	97,848
Northwest Natural Gas Co. (Gas)	665	27,198
NorthWestern Corp. (Electric)	931	19,476
NRG Energy, Inc.* (Electric)	6,251	112,393
NSTAR (Electric)	2,926	91,906
NV Energy, Inc. (Electric)	6,251	64,073
ONEOK, Inc. (Gas)	2,660	69,612
Pepco Holdings, Inc. (Electric)	5,852	69,931
PG&E Corp. (Electric)	9,842	365,335
Piedmont Natural Gas Co., Inc. (Gas)	1,862	45,470
Pinnacle West Capital Corp. (Electric)	2,660	72,831
PNM Resources, Inc. (Electric)	2,128	18,131
Portland General Electric Co. (Electric)	1,995	36,449
PPL Corp. (Electric)	9,975	298,352
Progress Energy, Inc. (Electric)	7,049	240,512
Public Service Enterprise Group, Inc. (Electric)	13,699	408,778
Questar Corp. (Pipelines)	4,655	138,347
Reliant Resources, Inc.* (Electric)	9,443	46,837
SCANA Corp. (Electric)	2,926	88,424
Sempra Energy (Gas)	6,118	281,550
South Jersey Industries, Inc. (Gas)	798	27,699
Southern Co. (Electric)	20,881	603,043
Southwest Gas Corp. (Gas)	1,197	24,191
Spectra Energy Corp. (Pipelines)	17,157	248,776
TECO Energy, Inc. (Electric)	5,320	56,339
The AES Corp.* (Electric)	17,955	126,942
UGI Corp. (Gas)	2,926	67,122
Unisource Energy Corp. (Electric)	931	24,504
Vectren Corp. (Gas)	2,128	47,178
Westar Energy, Inc. (Electric)	2,926	51,293
WGL Holdings, Inc. (Gas)	1,330	41,416
Wisconsin Energy Corp. (Electric)	3,192	127,552
Xcel Energy, Inc. (Electric)	12,103	223,179

TOTAL COMMON STOCKS (Cost $9,063,698)		9,920,143

	Principal Amount
Repurchase Agreements (26.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $509,001
(Collateralized by $518,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $519,290)	$509,000	509,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,657,004
(Collateralized by $1,617,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $1,691,342)	1,657,000	1,657,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $1,274,003
(Collateralized by $1,303,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $1,300,743)	1,274,000	1,274,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $103,000
(Collateralized by $177,000 of various U.S. Government Agency Obligations, 0.15%‡-0.21%‡, 7/13/09-9/21/09, market value $176,904)	103,000	103,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,543,000)		3,543,000

TOTAL INVESTMENT SECURITIES (Cost $12,606,698) — 99.7%		13,463,143
Net other assets (liabilities) — 0.3%		42,536

NET ASSETS — 100.0%		$13,505,679

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,600,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index terminating on 5/26/09	$10,294,567	$(14,850)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2009:

Electric		61.8%
Energy - Alternate Sources		0.3%
Gas		6.3%
Oil & Gas		0.9%
Pipelines		3.3%
Water		0.9%
Other**		26.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (113.0%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $889,002
(Collateralized by $905,800 U.S. Treasury Notes, 0.88%, 2/28/11, market value $906,831)	$889,000	$889,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,894,007
(Collateralized by $2,823,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $2,952,787)	2,894,000	2,894,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,225,006
(Collateralized by $2,275,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $2,271,060)	2,225,000	2,225,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $180,000
(Collateralized by $185,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $184,843)	180,000	180,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,188,000)		6,188,000

TOTAL INVESTMENT SECURITIES (Cost $6,188,000) — 113.0%		6,188,000
Net other assets (liabilities) — (13.0)%		(714,052)

NET ASSETS — 100.0%		$5,473,948

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 5/26/09	$(5,447,393)	$(87,447)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.5%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,414,003
(Collateralized by $1,440,700 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,442,339)	$1,414,000	$1,414,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,596,011
(Collateralized by $4,483,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $4,689,106)	4,596,000	4,596,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,535,009
(Collateralized by $3,544,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $3,606,756)	3,535,000	3,535,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $283,001
(Collateralized by $290,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $289,754)	283,000	283,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,828,000)		9,828,000

TOTAL INVESTMENT SECURITIES (Cost $9,828,000) — 101.5%		9,828,000
Net other assets (liabilities) — (1.5)%		(145,358)

NET ASSETS — 100.0%		$9,682,642

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,600,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 5/26/09	$(9,656,399)	$(66,269)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (105.6%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,811,009
(Collateralized by $4,901,800 U.S. Treasury Notes, 0.88%, 2/28/11, market value $4,907,378)	$4,811,000	$4,811,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $15,638,039
(Collateralized by $15,799,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10- 10/18/10, market value $15,952,603)	15,638,000	15,638,000
HSBC, 0.09%, 5/1/09+ , dated 4/30/09, with a repurchase price of $12,029,030
(Collateralized by $12,214,000 of various Federal National Mortgage Association Securities, 0.39%‡-4.72%, 2/1/10-1/22/18, market value $12,270,931)	12,029,000	12,029,000
UMB, 0.08%, 5/1/09+ , dated 4/30/09, with a repurchase price of $958,002
(Collateralized by $978,000 of various U.S. Government Agency Obligations, 0.13%‡-0.21%‡, 6/25/09-9/21/09, market value $977,648)	958,000	958,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,436,000)		33,436,000

TOTAL INVESTMENT SECURITIES (Cost $33,436,000) — 105.6%		33,436,000
Net other assets (liabilities) — (5.6)%		(1,778,588)

NET ASSETS — 100.0%		$31,657,412

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $9,300,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 5/26/09	$(31,831,273)	$(1,911,436)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (83.6%)
U.S. Treasury Bonds, 3.50%, 2/15/39	$33,200,000	$30,139,375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,652,405)		30,139,375

Repurchase Agreements (19.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,005,002
(Collateralized by $1,024,000 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,025,165)	1,005,000	1,005,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,270,008
(Collateralized by $3,190,000 Federal Home Loan Mortgage Corp., 4.13%, 10/18/10, market value $3,336,660)	3,270,000	3,270,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,515,006
(Collateralized by $2,570,000 Federal National Mortgage Association, 0.29%‡, 12/1/09, market value $2,565,549)	2,515,000	2,515,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $203,000
(Collateralized by $208,000 Federal Home Loan Mortgage Corp., 0.21%‡, 9/21/09, market value $207,824)	203,000	203,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,993,000)		6,993,000

TOTAL INVESTMENT SECURITIES (Cost $37,645,405) — 103.0%		37,132,375
Net other assets (liabilities) — (3.0)%		(1,096,068)

NET ASSETS — 100.0%		$36,036,307

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $1,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 6/30/09 (Underlying notional amount at value $3,558,844)	29	$(26,702)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement based on the 30- Year U.S. Treasury Bond (3.50% due 2/15/39) terminating on 5/21/09	$12,800,156	$(522,995)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.1%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $10,642,021
(Collateralized by $10,842,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $10,854,938)	$10,642,000	$10,642,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $34,589,086
(Collateralized by $35,248,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10- 10/18/10, market value $35,282,137)	34,589,000	34,589,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $26,607,067
(Collateralized by $25,342,000 of various U.S. Government Agency Obligations, 4.72%-5.13%, 4/18/11- 1/22/18, market value $27,139,966)	26,607,000	26,607,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $2,116,005
(Collateralized by $2,160,000 of various U.S. Government Agency Obligations, 0.15%‡-0.21%‡, 6/21/09- 9/21/09, market value $2,159,351)	2,116,000	2,116,000

TOTAL REPURCHASE AGREEMENTS (Cost $73,954,000)		73,954,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option, exercise @ 162, expiring 5/22/09	50	98

TOTAL OPTIONS PURCHASED (Cost $910)		98

TOTAL INVESTMENT SECURITIES (Cost $73,954,910) — 99.1%		73,954,098
Net other assets (liabilities) — 0.9%		685,035

NET ASSETS — 100.0%		$74,639,133

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $7,100,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
10-Year U.S. Treasury Note Futures Contract expiring 6/30/09 (Underlying notional amount at value $7,141,766)	59	$80,267

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement based on the 10- Year U.S. Treasury Note (2.75% due 2/15/19) terminating on 5/21/09	$(69,612,344)	$95,514

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.2%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $30,929,060
(Collateralized by $31,511,800 U.S. Treasury Notes, 0.88%, 2/28/11, market value $31,547,658)	$30,929,000	$30,929,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $100,523,251
(Collateralized by $102,903,000 Federal Home Loan Mortgage Corp., 0.42%‡, 3/5/10, market value $102,534,176)	100,523,000	100,523,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $77,325,193
(Collateralized by $74,047,000 of various U.S. Government Agency Obligations, 0.39%‡-4.13%, 2/1/10-9/27/13, market value $78,872,602)	77,325,000	77,325,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,141,014
(Collateralized by $6,266,000 of various Federal Home Loan Bank Securities, 0.13%‡-0.15%‡, 6/25/09-6/29/09, market value $6,264,516)	6,141,000	6,141,000

TOTAL REPURCHASE AGREEMENTS (Cost $214,918,000)		214,918,000

	Contracts
Options Purchased (NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	200	391

TOTAL OPTIONS PURCHASED (Cost $3,639)		391

TOTAL INVESTMENT SECURITIES (Cost $214,921,639) — 97.2%		214,918,391
Net other assets (liabilities) — 2.8%		6,119,689

NET ASSETS — 100.0%		$221,038,080

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $26,500,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 6/30/09 (Underlying notional amount at value $22,089,375)	180	$490,879

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement based on the 30-Year U.S. Treasury Bond (3.50% due 2/15/39) terminating on 5/21/09	$(264,627,344)	$910,195

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (95.5%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,136,008
(Collateralized by $4,214,100 U.S. Treasury Notes, 0.88%, 2/28/11, market value $4,218,895)	$4,136,000	$4,136,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $13,443,034
(Collateralized by $13,685,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $13,712,817)	13,443,000	13,443,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $10,341,026
(Collateralized by $10,578,000 of various Federal National Mortgage Association Securities, 0.29%‡-0.39%‡, 12/1/09-2/1/10, market value $10,548,561)	10,341,000	10,341,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $823,002
(Collateralized by $841,000 of various U.S. Government Agency Obligations, 0.13%‡ -0.21%‡, 6/25/09-9/21/09, market value $840,765)	823,000	823,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,743,000)		28,743,000

TOTAL INVESTMENT SECURITIES (Cost $28,743,000) — 95.5%		28,743,000
Net other assets (liabilities) — 4.5%		1,340,068

NET ASSETS — 100.0%		$30,083,068

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $3,400,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring 6/17/09 (Underlying notional amount at value $2,801,535)	33	$(11,421)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2009
(unaudited)

At April 30, 2009 the Rising U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	5/8/09	3,552,575	$5,166,145	$5,253,828	$(87,683)
Canadian Dollar vs. U.S. Dollar	5/8/09	4,895,769	3,972,258	4,103,893	(131,635)
Euro vs. U.S. Dollar	5/8/09	19,212,994	25,031,980	25,415,985	(384,005)
Japanese Yen vs. U.S. Dollar	5/8/09	572,460,837	5,831,220	5,806,612	24,608
Swedish Krona vs. U.S. Dollar	5/8/09	15,315,756	1,829,463	1,904,836	(75,373)
Swiss Franc vs. U.S. Dollar	5/8/09	1,811,060	1,560,515	1,587,442	(26,927)

Total Short Contract			$43,391,581	$44,072,596	$(681,015)

Long:
British Sterling Pound vs. U.S. Dollar	5/8/09	1,341,976	$1,972,477	$1,984,620	$12,143
Canadian Dollar vs. U.S. Dollar	5/8/09	1,892,849	1,562,523	1,586,686	24,163
Euro vs. U.S. Dollar	5/8/09	7,279,114	9,629,022	9,629,205	183
Japanese Yen vs. U.S. Dollar	5/8/09	208,811,731	2,146,161	2,118,030	(28,131)
Swedish Krona vs. U.S. Dollar	5/8/09	6,022,491	741,046	749,023	7,977
Swiss Franc vs. U.S. Dollar	5/8/09	687,961	602,954	603,016	62

Total Long Contract			$16,654,183	$16,670,580	$16,397

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.8%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,632,007
(Collateralized by $3,700,600 U.S. Treasury Notes, 0.88%, 2/28/11, market value $3,704,811)	$3,632,000	$3,632,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $11,804,030
(Collateralized by $12,021,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $12,041,895)	11,804,000	11,804,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $9,080,023
(Collateralized by $9,290,000 of various Federal National Mortgage Association Securities, 0.29%‡-0.39%‡, 12/1/09-2/1/10, market value $9,264,079)	9,080,000	9,080,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $725,002
(Collateralized by $824,000 of various U.S. Government Agency Obligations, 0.13%‡ -0.21%‡, 6/25/09-9/21/09, market value $823,778)	725,000	725,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,241,000)		25,241,000

TOTAL INVESTMENT SECURITIES (Cost $25,241,000) — 104.8%		25,241,000
Net other assets (liabilities) — (4.8)%		(1,149,895)

NET ASSETS — 100.0%		$24,091,105

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,831,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 6/17/09 (Underlying notional amount at value $2,716,640)	32	$126,848

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2009
(unaudited)

At April 30, 2009 the Falling U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	5/8/09	592,904	$866,505	$876,832	$(10,327)
Canadian Dollar vs. U.S. Dollar	5/8/09	831,768	681,083	697,232	(16,149)
Euro vs. U.S. Dollar	5/8/09	3,285,937	4,293,910	4,346,816	(52,906)
Japanese Yen vs. U.S. Dollar	5/8/09	101,118,233	1,039,146	1,025,667	13,479
Swedish Krona vs. U.S. Dollar	5/8/09	2,695,881	326,904	335,289	(8,385)
Swiss Franc vs. U.S. Dollar	5/8/09	310,481	269,051	272,145	(3,094)

Total Short Contracts			$7,476,599	$7,553,981	$(77,382)

Long:
British Sterling Pound vs. U.S. Dollar	5/8/09	2,312,078	$3,372,684	$3,419,283	$46,599
Canadian Dollar vs. U.S. Dollar	5/8/09	3,151,675	2,565,661	2,641,900	76,239
Euro vs. U.S. Dollar	5/8/09	12,588,645	16,456,002	16,652,940	196,938
Japanese Yen vs. U.S. Dollar	5/8/09	387,614,208	3,950,113	3,931,667	(18,446)
Swedish Krona vs. U.S. Dollar	5/8/09	9,911,038	1,189,517	1,232,646	43,129
Swiss Franc vs. U.S. Dollar	5/8/09	1,188,236	1,027,339	1,041,520	14,181

Total Long Contracts			$28,561,316	$28,919,956	$358,640

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2009

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of April 30, 2009, the ProFunds did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund should hold to approximate the performance (or inverse, multiple, or multiple inverse as applicable) of its daily benchmark.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures and foreign currency risk related to the U.S. dollar futures) and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risks. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of April 30, 2009 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of April 30, 2009, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swaps and interest rate risk related to bond total return swaps) and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2009 for each ProFund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Bull ProFund	$40,696,386	$514,833	$—	$14,958,000	$(8,750)	$55,654,386	$506,083
Mid-Cap ProFund	1,634,531	891,424	—	5,815,000	28,213	7,449,531	919,637
Small-Cap ProFund	10,783,395	145,422	—	8,567,000	(59,346)	19,350,395	86,076
NASDAQ-100 ProFund	129,491,069	—	—	53,559,000	460,377	183,050,069	460,377
Large-Cap Value ProFund	30,373,515	—	—	91,000	—	30,464,515	—
Large-Cap Growth ProFund	14,165,472	—	—	—	—	14,165,472	—
Mid-Cap Value ProFund	20,573,659	—	—	40,000	—	20,613,659	—
Mid-Cap Growth ProFund	8,940,970	—	—	87,000	—	9,027,970	—
Small-Cap Value ProFund	12,118,467	—	—	—	—	12,118,467	—
Small-Cap Growth ProFund	9,887,414	—	—	—	—	9,887,414	—
Europe 30 ProFund	2,705,347	—	—	—	—	2,705,347	—
UltraBull ProFund	43,500,109	141,122	—	14,731,000	(63,049)	58,231,109	78,073
UltraMid-Cap ProFund	13,936,528	2,796,291	—	3,920,000	(10,811)	17,856,528	2,785,480
UltraSmall-Cap ProFund	20,571,719	1,593,000	—	7,718,000	(220,672)	28,289,719	1,372,328
UltraDow 30 ProFund	8,105,267	2,285,448	—	5,254,000	(19,505)	13,359,267	2,265,943
UltraNASDAQ-100 ProFund	67,574,223	—	—	24,550,000	980,367	92,124,223	980,367
UltraInternational ProFund	—	198,674	—	13,375,000	79,190	13,375,000	277,864
UltraEmerging Markets ProFund	39,396,514	—	—	29,726,000	80,479	69,122,514	80,479
UltraLatin America ProFund	12,996,969	—	—	5,222,000	(189,346)	18,218,969	(189,346)
UltraChina ProFund	9,053,110	—	—	17,657,000	110,264	26,710,110	110,264
UltraJapan ProFund	—	5,906,121	—	11,188,000	24,734	11,188,000	5,930,855
Bear ProFund	—	(1,607,302)	323	83,236,000	(1,358,755)	83,236,323	(2,966,057)
Short Small-Cap ProFund	—	(116,640)	1,104	13,619,000	(430,935)	13,620,104	(547,575)
Short NASDAQ-100 ProFund	—	(1,292)	—	8,731,000	(150,236)	8,731,000	(151,528)
UltraBear ProFund	—	(67,421)	968	131,481,000	(5,314,121)	131,481,968	(5,381,542)
UltraShort Mid-Cap ProFund	—	(226,992)	—	8,082,000	(367,669)	8,082,000	(594,661)
UltraShort Small-Cap ProFund	—	247,157	566	65,920,000	(2,174,515)	65,920,566	(1,927,358)
UltraShort Dow 30 ProFund	—	(187,310)	—	15,041,000	(515,845)	15,041,000	(703,155)
UltraShort NASDAQ-100 ProFund	—	(2,585)	—	50,709,000	(2,214,551)	50,709,000	(2,217,136)
UltraShort International ProFund	—	(81,929)	—	14,020,000	(754,077)	14,020,000	(836,006)
UltraShort Emerging Markets ProFund	—	—	—	11,304,000	(818,988)	11,304,000	(818,988)
UltraShort Latin America ProFund	—	—	—	8,660,000	(448,486)	8,660,000	(448,486)
UltraShort China ProFund	—	—	—	1,570,000	(105,458)	1,570,000	(105,458)
UltraShort Japan ProFund	—	12,000	6,466	5,771,000	(8,618)	5,777,466	3,382
Banks UltraSector ProFund	11,079,072	—	—	5,083,000	(361,532)	16,162,072	(361,532)
Basic Materials UltraSector ProFund	14,301,196	—	—	8,316,000	429,174	22,617,196	429,174
Biotechnology UltraSector ProFund	13,222,483	—	—	8,979,000	(505,521)	22,201,483	(505,521)
Consumer Goods UltraSector ProFund	3,428,584	—	—	1,352,000	(5,311)	4,780,584	(5,311)
Consumer Services UltraSector ProFund	1,931,640	—	—	1,422,000	26,528	3,353,640	26,528
Financials UltraSector ProFund	8,720,533	—	—	3,126,000	(57,730)	11,846,533	(57,730)
Health Care UltraSector ProFund	2,318,005	—	—	1,849,000	30,273	4,167,005	30,273
Industrials UltraSector ProFund	1,846,517	—	—	1,411,000	37,448	3,257,517	37,448
Internet UltraSector ProFund	9,751,655	—	—	4,500,000	67,572	14,251,655	67,572
Mobile Telecommunications UltraSector ProFund	1,473,930	—	—	2,367,000	70,082	3,840,930	70,082
Oil & Gas UltraSector ProFund	37,027,853	—	—	11,520,000	(679,656)	48,547,853	(679,656)
Oil Equipment, Services & Distribution UltraSector ProFund	10,141,990	—	—	4,080,000	(260,974)	14,221,990	(260,974)
Pharmaceuticals UltraSector ProFund	1,045,257	—	—	888,000	9,392	1,933,257	9,392
Precious Metals UltraSector ProFund	—	—	—	63,271,000	(4,144,085)	63,271,000	(4,144,085)
Real Estate UltraSector ProFund	3,591,137	—	—	4,589,000	31,876	8,180,137	31,876
Semiconductor UltraSector ProFund	3,031,702	—	—	5,075,000	134,185	8,106,702	134,185
Technology UltraSector ProFund	5,127,047	—	—	4,779,000	45,310	9,906,047	45,310
Telecommunications UltraSector ProFund	1,612,355	—	—	947,000	39,618	2,559,355	39,618
Utilities UltraSector ProFund	9,920,143	—	—	3,543,000	(14,850)	13,463,143	(14,850)
Short Oil & Gas ProFund	—	—	—	6,188,000	(87,447)	6,188,000	(87,447)
Short Precious Metals ProFund	—	—	—	9,828,000	(66,269)	9,828,000	(66,269)
Short Real Estate ProFund	—	—	—	33,436,000	(1,911,436)	33,436,000	(1,911,436)
U.S. Government Plus ProFund	30,139,375	(26,702)	—	6,993,000	(522,995)	37,132,375	(549,697)
Rising Rates Opportunity 10 ProFund	—	80,267	98	73,954,000	95,514	73,954,098	175,781
Rising Rates Opportunity ProFund	—	490,879	391	214,918,000	910,195	214,918,391	1,401,074
Rising U.S. Dollar ProFund	—	(11,421)	—	28,743,000	(664,618)	28,743,000	(676,039)
Falling U.S. Dollar ProFund	—	126,848	—	25,241,000	281,258	25,241,000	408,106

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5.	Federal Income Tax Information

At April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$60,020,504	$10,356,959	$(14,723,077)	$(4,366,118)
Mid-Cap ProFund	7,220,759	438,664	(209,892)	228,772
Small-Cap ProFund	19,265,267	455,242	(370,114)	85,128
NASDAQ-100 ProFund	178,846,279	16,802,029	(12,598,239)	4,203,790
Large-Cap Value ProFund	29,742,295	4,145,093	(3,422,873)	722,220
Large-Cap Growth ProFund	13,862,428	3,067,696	(2,764,652)	303,044
Mid-Cap Value ProFund	21,176,938	2,705,868	(3,269,147)	(563,279)
Mid-Cap Growth ProFund	9,416,468	2,068,976	(2,457,474)	(388,498)
Small-Cap Value ProFund	14,310,584	1,735,548	(3,927,665)	(2,192,117)
Small-Cap Growth ProFund	12,482,927	1,694,358	(4,289,871)	(2,595,513)
Europe 30 ProFund	6,724,320	755,447	(4,774,420)	(4,018,973)
UltraBull ProFund	77,603,620	12,183,551	(31,556,062)	(19,372,511)
UltraMid-Cap ProFund	20,853,697	2,818,096	(5,815,265)	(2,997,169)
UltraSmall-Cap ProFund	31,387,570	1,921,462	(5,019,313)	(3,097,851)
UltraDow 30 ProFund	14,754,764	1,595,801	(2,991,298)	(1,395,497)
UltraNASDAQ-100 ProFund	117,366,844	26,792,994	(52,035,615)	(25,242,621)
UltraInternational ProFund	13,375,000	—	—	—
UltraEmerging Markets ProFund	93,102,763	308,650	(24,288,899)	(23,980,249)
UltraLatin America ProFund	23,220,531	2,239,179	(7,240,741)	(5,001,562)
UltraChina ProFund	27,360,603	2,029,788	(2,680,281)	(650,493)
UltraJapan ProFund	11,188,000	—	—	—
Bear ProFund	83,237,475	—	(1,152)	(1,152)
Short Small-Cap ProFund	13,623,778	—	(3,674)	(3,674)
Short NASDAQ-100 ProFund	8,731,000	—	—	—
UltraBear ProFund	131,485,425	—	(3,457)	(3,457)
UltraShort Mid-Cap ProFund	8,082,000	—	—	—
UltraShort Small-Cap ProFund	65,922,450	—	(1,884)	(1,884)
UltraShort Dow 30 ProFund	15,041,000	—	—	—
UltraShort NASDAQ-100 ProFund	50,709,000	—	—	—
UltraShort International ProFund	14,020,000	—	—	—
UltraShort Emerging Markets ProFund	11,304,000	—	—	—
UltraShort Latin America ProFund	8,660,000	—	—	—
UltraShort China ProFund	1,570,000	—	—	—
UltraShort Japan ProFund	5,785,070	—	(7,604)	(7,604)
Banks UltraSector ProFund	18,436,873	3,027,607	(5,302,408)	(2,274,801)
Basic Materials UltraSector ProFund	37,313,249	4,207,053	(18,903,106)	(14,696,053)
Biotechnology UltraSector ProFund	23,732,689	4,492,513	(6,023,719)	(1,531,206)
Consumer Goods UltraSector ProFund	4,690,635	205,885	(115,936)	89,949
Consumer Services UltraSector ProFund	3,547,190	91,103	(284,653)	(193,550)
Financials UltraSector ProFund	19,850,874	2,355,915	(10,360,256)	(8,004,341)
Health Care UltraSector ProFund	4,987,660	349,435	(1,170,090)	(820,655)
Industrials UltraSector ProFund	3,393,857	184,459	(320,799)	(136,340)
Internet UltraSector ProFund	14,161,099	1,394,438	(1,303,882)	90,556
Mobile Telecommunications UltraSector ProFund	6,398,825	392,292	(2,950,187)	(2,557,895)
Oil & Gas UltraSector ProFund	37,895,059	14,352,148	(3,699,354)	10,652,794
Oil Equipment, Services & Distribution UltraSector ProFund	18,007,944	1,566,198	(5,352,152)	(3,785,954)
Pharmaceuticals UltraSector ProFund	2,451,864	61,667	(580,274)	(518,607)
Precious Metals UltraSector ProFund	63,271,000	—	—	—
Real Estate UltraSector ProFund	8,793,890	1,180,937	(1,794,690)	(613,753)
Semiconductor UltraSector ProFund	11,209,682	593,086	(3,696,066)	(3,102,980)
Technology UltraSector ProFund	10,219,265	913,268	(1,226,486)	(313,218)
Telecommunications UltraSector ProFund	3,096,764	163,689	(701,098)	(537,409)
Utilities UltraSector ProFund	13,967,191	860,464	(1,364,512)	(504,048)
Short Oil & Gas ProFund	6,188,000	—	—	—
Short Precious Metals ProFund	9,828,000	—	—	—
Short Real Estate ProFund	33,436,000	—	—	—
U.S. Government Plus ProFund	38,141,923	—	(1,009,548)	(1,009,548)
Rising Rates Opportunity 10 ProFund	73,954,910	—	(812)	(812)
Rising Rates Opportunity ProFund	214,921,639	—	(3,248)	(3,248)
Rising U.S. Dollar ProFund	28,743,000	—	—	—
Falling U.S. Dollar ProFund	25,241,000	—	—	—

6.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. At this time, management estimates the full amounts owed to the ProFunds to be recoverable. Management, on behalf of the ProFunds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFunds. To the extent that the Advisor is required to make a payment to the ProFunds in support of shortfall payments from Lehman, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements.

As of April 30, 2009, the ProFunds’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	June 29, 2009

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	June 29, 2009

*	Print the name and title of each signing officer under his or her signature.